UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-902-1000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.5%
Australia – 1.5%
57,280	CSL Ltd. (Biotechnology)	$ 6,734,945
38,837	Orica Ltd. (Chemicals)	599,022

		7,333,967

Belgium – 0.3%
16,449	KBC Group NV (Banks)	1,581,506

Brazil – 0.9%
167,386	Ambev SA ADR (Beverages)	1,149,942
118,700	Raia Drogasil SA (Food & Staples Retailing)	3,142,039

		4,291,981

Canada – 5.9%
10,817	Canadian Imperial Bank of Commerce (Banks)	1,071,675
24,337	Canadian National Railway Co. (Road & Rail)	1,949,880
52,532	Canadian Pacific Railway Ltd. (Road & Rail)	9,723,142
23,361	Dollarama, Inc. (Multiline Retail)	3,194,189
334,988	Encana Corp. (Oil, Gas & Consumable Fuels)	4,142,413
82,086	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	2,791,591
149,543	Manulife Financial Corp. (Insurance)	3,173,230
60,056	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	2,175,687

		28,221,807

China – 2.2%
3,787	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	773,646
18,643	Baidu, Inc. ADR* (Internet Software & Services)	4,603,329
22,400	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	98,715
90,440	Tencent Holdings Ltd. (Internet Software & Services)	5,343,868

		10,819,558

Denmark – 2.8%
7,262	Carlsberg A/S Class B (Beverages)	933,449
44,963	Chr Hansen Holding A/S (Chemicals)	3,930,371
27,737	Coloplast A/S Class B (Health Care Equipment & Supplies)	2,465,873
39,751	Novo Nordisk A/S Class B (Pharmaceuticals)	2,206,115

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
69,041	Novozymes A/S Class B (Chemicals)	$ 3,830,046

		13,365,854

France – 8.7%
23,853	Air Liquide SA (Chemicals)	3,216,477
31,924	BNP Paribas SA (Banks)	2,636,724
19,468	Danone SA (Food Products)	1,675,541
8,780	Dassault Systemes SE (Software)	1,012,183
208,599	Engie SA (Multi-Utilities)	3,622,131
30,500	Essilor International Cie Generale d’Optique SA (Health Care Equipment & Supplies)	4,329,923
6,167	Hermes International (Textiles, Apparel & Luxury Goods)	3,408,820
5,395	L’Oreal SA (Personal Products)	1,226,037
15,669	Legrand SA (Electrical Equipment)	1,303,626
24,682	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	7,731,662
17,034	Pernod Ricard SA (Beverages)	2,713,360
97,997	Schneider Electric SE* (Electrical Equipment)	9,182,051

		42,058,535

Germany – 5.9%
14,575	adidas AG (Textiles, Apparel & Luxury Goods)	3,386,866
46,100	BASF SE (Chemicals)	5,406,501
15,107	Bayer AG (Pharmaceuticals)	1,979,580
19,502	Beiersdorf AG (Personal Products)	2,312,258
26,330	Linde AG* (Chemicals)	6,426,855
11,396	Merck KGaA (Pharmaceuticals)	1,247,394
4,261	MTU Aero Engines AG (Aerospace & Defense)	763,864
27,658	ProSiebenSat.1 Media SE (Media)	1,059,569
53,249	SAP SE (Software)	6,024,620

		28,607,507

Hong Kong – 3.5%
958,000	AIA Group Ltd. (Insurance)	8,182,756
461,514	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	1,216,895
568,500	China Mobile Ltd. (Wireless Telecommunication Services)	5,986,528

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
982,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	$ 1,543,568

		16,929,747

India – 1.9%
49,679	HDFC Bank Ltd. ADR (Banks)	5,394,643
44,064	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	1,353,952
45,250	Tata Consultancy Services Ltd. (IT Services)	2,210,744

		8,959,339

Ireland – 2.6%
37,114	Accenture PLC Class A (IT Services)	5,964,220
29,922	ICON PLC* (Life Sciences Tools & Services)	3,277,058
25,258	Ryanair Holdings PLC ADR* (Airlines)	3,099,409

		12,340,687

Israel* – 0.3%
14,174	Check Point Software Technologies Ltd. (Software)	1,465,733

Italy – 2.2%
69,352	Eni SpA (Oil, Gas & Consumable Fuels)	1,248,490
384,114	Intesa Sanpaolo SpA (Banks)	1,509,236
45,045	Luxottica Group SpA (Textiles, Apparel & Luxury Goods)	2,896,338
221,298	UniCredit SpA* (Banks)	4,879,087

		10,533,151

Japan – 11.4%
11,800	Daikin Industries Ltd. (Building Products)	1,423,797
36,400	Denso Corp. (Auto Components)	2,288,315
44,400	East Japan Railway Co. (Road & Rail)	4,431,774
4,900	FANUC Corp. (Machinery)	1,329,950
243,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	1,939,089
54,500	Hoya Corp. (Health Care Equipment & Supplies)	2,799,283
126,100	Japan Airlines Co. Ltd. (Airlines)	4,765,003
40,400	Japan Tobacco, Inc. (Tobacco)	1,338,847
15,500	Kao Corp. (Personal Products)	1,077,074

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
214,300	KDDI Corp. (Wireless Telecommunication Services)	$ 5,438,567
10,500	Keyence Corp. (Electronic Equipment, Instruments & Components)	6,416,627
54,300	Komatsu Ltd. (Machinery)	2,134,125
62,900	Kubota Corp. (Machinery)	1,285,520
23,700	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,582,108
33,600	Olympus Corp. (Health Care Equipment & Supplies)	1,294,407
5,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	572,079
34,500	Sompo Holdings, Inc. (Insurance)	1,385,316
60,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,742,690
38,195	Sysmex Corp. (Health Care Equipment & Supplies)	3,006,618
83,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	4,914,339
55,500	Terumo Corp. (Health Care Equipment & Supplies)	2,716,429

		54,881,957

Mexico – 0.7%
1,383,165	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	3,466,134

Netherlands – 5.3%
70,521	Akzo Nobel NV (Chemicals)	6,600,240
30,201	Core Laboratories NV (Energy Equipment & Services)	3,451,974
27,381	Ferrari NV (Automobiles)	3,266,781
195,886	ING Groep NV (Banks)	3,846,272
22,000	QIAGEN NV* (Life Sciences Tools & Services)	735,843
26,201	Randstad Holding NV (Professional Services)	1,849,517
60,765	RELX NV (Professional Services)	1,345,549
115,678	Yandex NV Class A* (Internet Software & Services)	4,480,209

		25,576,385

Singapore – 0.4%
88,500	DBS Group Holdings Ltd. (Banks)	1,776,293

South Korea – 1.6%
2,776	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	3,286,784

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
157,000	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	$ 4,320,640

		7,607,424

Spain – 1.1%
24,987	Amadeus IT Group SA (IT Services)	1,937,212
265,189	CaixaBank SA (Banks)	1,430,461
47,332	Industria de Diseno Textil SA (Specialty Retail)	1,693,700
22,414	Red Electrica Corp. SA (Electric Utilities)	472,767

		5,534,140

Sweden – 2.1%
72,315	Alfa Laval AB (Machinery)	1,897,893
99,621	Atlas Copco AB Class A (Machinery)	4,672,000
33,570	Essity AB Class B* (Household Products)	1,005,612
43,030	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	2,565,713

		10,141,218

Switzerland – 11.1%
201,634	ABB Ltd. (Electrical Equipment)	5,620,097
65,442	Aryzta AG* (Food Products)	1,761,853
37,741	Chubb Ltd. (Insurance)	5,893,257
40,229	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	3,858,605
358	Givaudan SA (Chemicals)	861,797
3,379	Kuehne & Nagel International AG (Marine)	620,563
107,987	Nestle SA (Food Products)	9,328,125
79,930	Novartis AG (Pharmaceuticals)	7,214,247
29,727	Roche Holding AG (Pharmaceuticals)	7,344,771
375	Sika AG (Chemicals)	3,248,551
162,232	UBS Group AG* (Capital Markets)	3,293,213
13,444	Zurich Insurance Group AG (Insurance)	4,422,371

		53,467,450

Taiwan – 1.7%
181,754	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	8,235,274

United Kingdom – 21.1%
67,684	AstraZeneca PLC (Pharmaceuticals)	4,698,164
681,302	Aviva PLC (Insurance)	4,970,383

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
556,479	Balfour Beatty PLC (Construction & Engineering)	$ 2,232,984
2,951,982	Barclays PLC (Banks)	8,395,172
83,556	BHP Billiton PLC (Metals & Mining)	1,860,811
799,665	BP PLC (Oil, Gas & Consumable Fuels)	5,705,121
101,864	British American Tobacco PLC (Tobacco)	6,962,065
52,462	Carnival PLC (Hotels, Restaurants & Leisure)	3,701,439
1,480,317	Cobham PLC* (Aerospace & Defense)	2,748,139
324,595	Compass Group PLC (Hotels, Restaurants & Leisure)	6,834,312
116,591	Diageo PLC (Beverages)	4,196,384
281,966	Experian PLC (Professional Services)	6,498,689
286,791	GlaxoSmithKline PLC (Pharmaceuticals)	5,338,350
2,913,199	Lloyds Banking Group PLC (Banks)	2,878,235
69,020	Micro Focus International PLC (Software)	2,109,871
189,236	Prudential PLC (Insurance)	5,122,632
85,682	Reckitt Benckiser Group PLC (Household Products)	8,274,315
26,228	Rio Tinto PLC (Metals & Mining)	1,459,929
91,739	Rolls-Royce Holdings PLC* (Aerospace & Defense)	1,138,349
167,628	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	5,946,179
21,941	Smiths Group PLC (Industrial Conglomerates)	498,281
207,938	SSE PLC (Electric Utilities)	3,856,205
63,591	Tesco PLC (Food & Staples Retailing)	189,062
1,185,409	Vodafone Group PLC (Wireless Telecommunication Services)	3,778,886
123,176	WPP PLC (Media)	2,230,715

		101,624,672

United States – 0.3%
33,847	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	1,570,162

TOTAL COMMON STOCKS (Cost $363,567,590)		$460,390,481

Preferred Stock – 2.1%
Germany – 2.1%
46,102	Volkswagen AG (Automobiles)	$ 10,138,012
(Cost $6,451,064)

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares		Description	Expiration Date	Value
Right* – 0.0%
Italy – 0.0%
UniCredit SpA (Banks)
	221,298		02/21/2018	$ 0
(Cost $0)

Principal Amount		Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreements – 1.7%
Joint Repurchase Agreement Account II
	$8,200,000	1.357%	02/01/18	$ 8,200,000
(Cost $8,200,000)

TOTAL INVESTMENTS — 99.3% (Cost $378,218,654)				$478,728,493

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%				3,415,583

NET ASSETS — 100.0%				$482,144,076

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on January 31, 2018. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
JPY	— Japanese Yen
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

State Street Bank and Trust	USD	505,150	JPY	55,088,112	$504,636	02/01/18	$514

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 94.6%
Aerospace & Defense – 1.7%
20,631	Airbus SE	$ 2,372,536

Air Freight & Logistics – 3.2%
11,147	FedEx Corp.	2,925,865
12,770	United Parcel Service, Inc. Class B	1,625,876

		4,551,741

Airlines – 0.5%
9,983	Alaska Air Group, Inc.	656,183

Auto Components – 0.6%
8,540	Aptiv PLC	810,275

Banks – 7.7%
139,580	Bank of America Corp.	4,466,560
29,825	JPMorgan Chase & Co.	3,449,858
27,990	Regions Financial Corp.	538,247
34,263	Wells Fargo & Co.	2,253,820
2,939	Western Alliance Bancorp*	172,402

		10,880,887

Beverages – 4.6%
6,461	Constellation Brands, Inc. Class A	1,417,996
24,615	Molson Coors Brewing Co. Class B	2,068,152
62,850	The Coca-Cola Co.	2,991,032

		6,477,180

Biotechnology – 2.2%
16,813	Amgen, Inc.	3,128,059

Capital Markets – 1.3%
7,102	Affiliated Managers Group, Inc.	1,417,772
24,897	OM Asset Management PLC	445,408

		1,863,180

Chemicals – 4.2%
5,916	PPG Industries, Inc.	702,407
1,720	Sensient Technologies Corp.	123,582
12,249	The Sherwin-Williams Co.	5,109,180

		5,935,169

Commercial Services & Supplies – 1.4%
20,632	KAR Auction Services, Inc.	1,125,269
59,806	Pitney Bowes, Inc.	843,863

		1,969,132

Communications Equipment – 4.2%
13,639	ARRIS International PLC*	345,067
58,655	Cisco Systems, Inc.	2,436,529
5,770	F5 Networks, Inc.*	833,996
10,362	Juniper Networks, Inc.	270,966
16,590	Motorola Solutions, Inc.	1,650,041

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – (continued)
2,243	Palo Alto Networks, Inc.*	$ 354,102

		5,890,701

Consumer Finance – 3.0%
30,792	American Express Co.	3,060,725
14,567	Discover Financial Services	1,162,446

		4,223,171

Diversified Financial Services* – 4.2%
27,310	Berkshire Hathaway, Inc. Class B	5,854,718

Diversified Telecommunication Services – 0.9%
29,735	AT&T, Inc.	1,113,576
1,556	Cellnex Telecom SA(a)	42,010
10,718	Consolidated Communications Holdings, Inc.	133,439

		1,289,025

Energy Equipment & Services – 1.5%
6,140	Halliburton Co.	329,718
14,756	Schlumberger Ltd.	1,085,746
19,447	TechnipFMC PLC	631,250

		2,046,714

Food & Staples Retailing – 2.2%
22,614	The Kroger Co.	686,561
32,697	Walgreens Boots Alliance, Inc.	2,460,776

		3,147,337

Health Care Equipment & Supplies – 6.9%
22,624	Becton Dickinson & Co.	5,496,274
62,956	Boston Scientific Corp.*	1,760,250
27,930	Medtronic PLC	2,398,908

		9,655,432

Health Care Providers & Services – 2.7%
10,951	AmerisourceBergen Corp.	1,091,486
22,246	Universal Health Services, Inc. Class B	2,702,889

		3,794,375

Hotels, Restaurants & Leisure – 0.5%
1,573	McDonald’s Corp.	269,203
8,479	Starbucks Corp.	481,692

		750,895

Household Durables – 5.3%
37,677	D.R. Horton, Inc.	1,848,057
42,842	Lennar Corp. Class A	2,684,480
924	NVR, Inc.*	2,936,629

		7,469,166

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – 1.9%
30,616	Aflac, Inc.	$ 2,700,331

Internet Software & Services* – 4.2%
1,537	Alphabet, Inc. Class A	1,817,072
102,792	eBay, Inc.	4,171,300

		5,988,372

IT Services – 5.0%
11,123	Accenture PLC Class A	1,787,466
8,445	Cognizant Technology Solutions Corp. Class A	658,541
14,580	DXC Technology Co.	1,451,439
8,459	International Business Machines Corp.	1,384,739
20,429	PayPal Holdings, Inc.*	1,743,002

		7,025,187

Machinery – 0.5%
2,170	Kennametal, Inc.	105,853
8,050	Wabtec Corp.	652,372

		758,225

Media – 6.9%
38,048	Comcast Corp. Class A	1,618,181
95,811	Discovery Communications, Inc. Class A*	2,401,982
20,208	DISH Network Corp. Class A*	947,755
82,672	TEGNA, Inc.	1,196,264
16,085	The Walt Disney Co.	1,747,957
12,547	Time Warner, Inc.	1,196,356
15,436	World Wrestling Entertainment, Inc. Class A	545,663

		9,654,158

Metals & Mining – 0.5%
16,670	Steel Dynamics, Inc.	756,818

Multiline Retail – 2.6%
21,483	Nordstrom, Inc.	1,059,327
34,789	Target Corp.	2,616,828

		3,676,155

Oil, Gas & Consumable Fuels – 1.3%
9,830	BP PLC ADR	420,626
12,519	ConocoPhillips	736,242
672	Pioneer Natural Resources Co.	122,915
8,070	Royal Dutch Shell PLC ADR Class A	566,837

		1,846,620

Personal Products – 0.7%
3,941	Beiersdorf AG	467,265

Shares	Description	Value
Common Stocks – (continued)
Personal Products – (continued)
3,805	The Estee Lauder Cos., Inc. Class A	$ 513,523

		980,788

Pharmaceuticals – 3.0%
7,261	Johnson & Johnson	1,003,398
26,749	Merck & Co., Inc.	1,584,878
44,524	Pfizer, Inc.	1,649,169

		4,237,445

Road & Rail – 2.0%
39,484	CSX Corp.	2,241,507
1,095	Old Dominion Freight Line, Inc.	160,363
3,003	Union Pacific Corp.	400,900

		2,802,770

Semiconductors & Semiconductor Equipment – 1.2%
4,564	Analog Devices, Inc.	419,340
12,445	Skyworks Solutions, Inc.	1,209,779

		1,629,119

Software* – 0.3%
26,106	Nuance Communications, Inc.	464,948

Specialty Retail – 3.8%
970	AutoZone, Inc.*	742,477
25,386	CarMax, Inc.*	1,811,799
7,695	Lowe’s Cos., Inc.	805,897
9,821	The Home Depot, Inc.	1,973,039

		5,333,212

Technology Hardware, Storage & Peripherals – 0.5%
10,422	NetApp, Inc.	640,953

Textiles, Apparel & Luxury Goods* – 0.1%
3,954	Canada Goose Holdings, Inc.	142,107

Wireless Telecommunication Services – 1.3%
40,313	PLAY Communications SA*(a)	409,580
376,358	VEON Ltd. ADR	1,430,160

		1,839,740

TOTAL COMMON STOCKS (Cost $101,343,523)		$133,242,824

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 5.4%
Repurchase Agreements – 5.4%
Joint Repurchase Agreement Account II
$7,600,000	1.357%	02/01/18	$ 7,600,000
(Cost $7,600,000)

TOTAL INVESTMENTS — 100.0% (Cost $108,943,523)			$140,842,824

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			70,407

NET ASSETS — 100.0%			$140,913,231

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 451,590, which represents approximately 0.3% of net assets as of January 31, 2018. The liquidity determination is unaudited.

(b)	Joint repurchase agreement was entered into on January 31, 2018. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
EUR	— Euro
PLN	— Polish Zloty
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co.	EUR	204,000	USD	252,211	$254,125	03/21/18	$1,915
	PLN	109,000	USD	32,101	32,599	03/21/18	498

TOTAL							$2,413

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co.	EUR	86,000	USD	107,838	$107,131	03/21/18	$(707)
	PLN	72,000	USD	21,800	21,533	03/21/18	(267)
	USD	3,138,095	EUR	2,610,000	3,251,310	03/21/18	(113,214)
	USD	429,527	PLN	1,496,000	447,415	03/21/18	(17,888)

TOTAL							$(132,076)

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.6%
Aerospace & Defense – 3.4%
13,006	BWX Technologies, Inc.	$ 825,100
14,757	Engility Holdings, Inc.*	386,043
36,669	HEICO Corp.	2,945,254
21,185	Hexcel Corp.	1,447,995
13,330	KLX, Inc.*	941,898
10,246	Mercury Systems, Inc.*	492,013

		7,038,303

Auto Components – 2.4%
12,021	Cooper Tire & Rubber Co.	470,021
14,340	Dorman Products, Inc.*	1,081,810
17,066	Fox Factory Holding Corp.*	654,481
23,334	LCI Industries	2,572,574
5,416	Standard Motor Products, Inc.	259,426

		5,038,312

Banks – 7.0%
7,687	Allegiance Bancshares, Inc.*	310,555
37,472	Bank of the Ozarks, Inc.	1,871,727
64,327	BankUnited, Inc.	2,639,980
13,740	Columbia Banking System, Inc.	591,919
27,315	ConnectOne Bancorp, Inc.	796,232
14,915	FCB Financial Holdings, Inc. Class A*	817,342
2,342	First Citizens BancShares, Inc. Class A	996,310
13,983	First Merchants Corp.	603,506
17,007	First Midwest Bancorp, Inc.	422,794
20,192	Hanmi Financial Corp.	636,048
40,005	Home BancShares, Inc.	960,520
25,103	LegacyTexas Financial Group, Inc.	1,105,536
2,507	Peapack Gladstone Financial Corp.	89,049
4,385	Preferred Bank	282,482
11,441	Prosperity Bancshares, Inc.	867,228
14,583	Veritex Holdings, Inc.*	415,761
20,955	Webster Financial Corp.	1,186,472

		14,593,461

Biotechnology* – 1.8%
11,059	Acceleron Pharma, Inc.	459,059
6,976	Agios Pharmaceuticals, Inc.	549,430
21,717	Alder Biopharmaceuticals, Inc.	307,296
2,175	AnaptysBio, Inc.	229,223
5,936	BeiGene Ltd. ADR	805,812
13,683	Coherus Biosciences, Inc.	138,198
10,851	Jounce Therapeutics, Inc.	262,377
5,780	Neurocrine Biosciences, Inc.	494,017
8,728	Ultragenyx Pharmaceutical, Inc.	465,639

		3,711,051

Building Products – 0.9%
16,879	Patrick Industries, Inc.*	1,081,100

Shares	Description	Value
Common Stocks – (continued)
Building Products – (continued)
22,682	Universal Forest Products, Inc.	$ 846,719

		1,927,819

Capital Markets – 1.2%
13,546	Artisan Partners Asset Management, Inc. Class A	530,326
3,277	Diamond Hill Investment Group, Inc.	689,350
18,739	Stifel Financial Corp.	1,265,257

		2,484,933

Chemicals – 2.4%
12,383	Balchem Corp.	978,257
4,712	Cabot Corp.	318,720
17,175	Ferro Corp.*	403,956
11,941	Minerals Technologies, Inc.	897,366
3,092	PolyOne Corp.	134,378
39,657	PQ Group Holdings, Inc.*	647,995
6,388	Trinseo SA	526,691
48,126	Valvoline, Inc.	1,186,306

		5,093,669

Commercial Services & Supplies – 3.0%
16,852	ABM Industries, Inc.	640,881
51,414	ACCO Brands Corp.*	609,256
22,498	Healthcare Services Group, Inc.	1,241,440
5,243	KAR Auction Services, Inc.	285,953
22,504	Tetra Tech, Inc.	1,118,449
32,905	Waste Connections, Inc.	2,363,237

		6,259,216

Communications Equipment* – 0.7%
41,447	Ciena Corp.	881,992
9,495	NETGEAR, Inc.	661,802

		1,543,794

Construction & Engineering – 1.5%
30,596	Aegion Corp.*	767,348
8,546	Dycom Industries, Inc.*	997,403
10,286	Granite Construction, Inc.	685,973
24,077	Tutor Perini Corp.*	595,906

		3,046,630

Consumer Finance – 4.5%
6,358	Credit Acceptance Corp.*	2,096,296
13,969	FirstCash, Inc.	1,021,134
99,926	Navient Corp.	1,423,946
22,874	Nelnet, Inc. Class A	1,191,964
42,155	PRA Group, Inc.*	1,507,041
197,760	SLM Corp.*	2,262,374

		9,502,755

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 1.3%
124,710	Graphic Packaging Holding Co.	$ 2,014,066
32,554	Owens-Illinois, Inc.*	755,904

		2,769,970

Distributors – 0.3%
28,359	Core-Mark Holding Co., Inc.	626,450

Diversified Consumer Services* – 1.0%
21,134	Bright Horizons Family Solutions, Inc.	2,075,359

Diversified Telecommunication Services – 0.7%
30,402	Cogent Communications Holdings, Inc.	1,371,130

Electric Utilities – 0.1%
6,134	Portland General Electric Co.	259,775

Electrical Equipment – 1.1%
33,426	EnerSys	2,350,182

Electronic Equipment, Instruments & Components – 2.3%
6,794	Anixter International, Inc.*	568,658
17,875	Belden, Inc.	1,515,264
12,584	ePlus, Inc.*	971,485
21,642	Insight Enterprises, Inc.*	803,351
1,470	Littelfuse, Inc.	319,490
5,524	SYNNEX Corp.	677,960

		4,856,208

Energy Equipment & Services* – 0.8%
13,781	Dril-Quip, Inc.	711,789
26,621	Forum Energy Technologies, Inc.	449,895
41,982	Superior Energy Services, Inc.	438,712

		1,600,396

Equity Real Estate Investment Trusts (REITs) – 0.1%
12,423	Chatham Lodging Trust	278,275

Food & Staples Retailing – 0.8%
8,317	Casey’s General Stores, Inc.	1,007,272
8,423	PriceSmart, Inc.	717,640

		1,724,912

Food Products – 0.5%
7,619	Calavo Growers, Inc.	662,853
8,039	Fresh Del Monte Produce, Inc.	380,325

		1,043,178

Health Care Equipment & Supplies* – 1.1%
8,686	Integra LifeSciences Holdings Corp.	457,405

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies* – (continued)
32,809	Neogen Corp.	$ 1,936,715

		2,394,120

Health Care Providers & Services – 2.8%
33,215	AMN Healthcare Services, Inc.*	1,781,985
3,453	Chemed Corp.	899,748
21,396	Envision Healthcare Corp.*	770,042
8,189	HealthEquity, Inc.*	414,527
10,426	Henry Schein, Inc.*	789,040
18,681	LifePoint Health, Inc.*	923,776
18,396	Select Medical Holdings Corp.*	325,609

		5,904,727

Health Care Technology* – 1.1%
39,730	Cotiviti Holdings, Inc.	1,390,550
11,867	Medidata Solutions, Inc.	808,261

		2,198,811

Hotels, Restaurants & Leisure* – 0.7%
54,726	Carrols Restaurant Group, Inc.	681,339
42,385	Lindblad Expeditions Holdings, Inc.	392,909
34,832	The Habit Restaurants, Inc. Class A	304,780

		1,379,028

Household Durables – 1.3%
7,057	Helen of Troy Ltd.*	657,360
10,516	Hooker Furniture Corp.	390,669
15,770	Installed Building Products, Inc.*	1,134,652
18,281	La-Z-Boy, Inc.	551,172

		2,733,853

Household Products – 0.3%
9,085	Energizer Holdings, Inc.	528,929

Insurance – 5.0%
12,031	AMERISAFE, Inc.	730,883
9,616	Aspen Insurance Holdings Ltd.	359,158
36,091	Assured Guaranty Ltd.	1,284,479
5,734	Axis Capital Holdings Ltd.	289,739
13,816	Global Indemnity Ltd.*	585,108
3,434	Infinity Property & Casualty Corp.	347,692
110,867	Maiden Holdings Ltd.	781,612
72,024	National General Holdings Corp.	1,441,920
20,257	RLI Corp.	1,301,715
10,801	The Hanover Insurance Group, Inc.	1,222,133
7,373	The Navigators Group, Inc.	358,328
16,081	Validus Holdings Ltd.	1,088,684

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
713	White Mountains Insurance Group Ltd.	$ 598,849

		10,390,300

Internet & Direct Marketing Retail* – 1.2%
81,442	Liberty TripAdvisor Holdings, Inc. Class A	716,690
21,510	Liberty Ventures Series A	1,267,584
15,939	MakeMyTrip Ltd.	487,733

		2,472,007

Internet Software & Services* – 1.6%
6,775	2U, Inc.	503,179
11,754	Alarm.com Holdings, Inc.	451,119
18,812	Envestnet, Inc.	1,011,145
42,744	Mimecast Ltd.	1,314,378

		3,279,821

IT Services – 5.6%
34,600	Acxiom Corp.*	936,622
7,009	Booz Allen Hamilton Holding Corp.	274,613
15,295	Broadridge Financial Solutions, Inc.	1,474,591
17,428	Convergys Corp.	405,550
11,171	CoreLogic, Inc.*	529,058
53,675	Genpact Ltd.	1,821,729
29,937	MAXIMUS, Inc.	2,041,105
36,873	Sykes Enterprises, Inc.*	1,143,800
27,086	TTEC Holdings, Inc.	1,075,314
13,527	WEX, Inc.*	2,094,115

		11,796,497

Leisure Products* – 0.1%
27,908	Clarus Corp.	207,915

Life Sciences Tools & Services* – 2.3%
34,924	Cambrex Corp.	1,967,967
14,274	Charles River Laboratories International, Inc.	1,505,050
6,711	ICON PLC	734,989
13,236	Syneos Health, Inc.	507,601

		4,715,607

Machinery – 3.6%
5,117	Alamo Group, Inc.	588,609
10,462	Colfax Corp.*	418,689
20,023	ESCO Technologies, Inc.	1,224,406
7,791	Gardner Denver Holdings, Inc.*	269,413
6,958	Hillenbrand, Inc.	308,239
6,708	IDEX Corp.	962,464
10,080	John Bean Technologies Corp.	1,146,600
28,794	REV Group, Inc.	842,512
20,402	Welbilt, Inc.*	454,965

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
18,377	Woodward, Inc.	$ 1,424,585

		7,640,482

Media – 1.9%
19,061	AMC Networks, Inc. Class A*	983,357
30,259	Entercom Communications Corp. Class A	334,362
84,033	Global Eagle Entertainment, Inc.*	242,855
24,043	Liberty Media Corp.-Liberty Formula One Class A*	857,854
9,828	Scholastic Corp.	377,592
5,282	The Madison Square Garden Co. Class A*	1,140,067

		3,936,087

Metals & Mining – 0.8%
74,199	Ferroglobe PLC	1,072,918
52,699	Ferroglobe Representation & Warranty Insurance Trust*(a)	—
62,252	SunCoke Energy, Inc.*	690,997

		1,763,915

Mortgage Real Estate Investment Trusts (REITs) – 2.8%
55,504	Anworth Mortgage Asset Corp.	269,750
46,508	Ares Commercial Real Estate Corp.	589,256
28,971	Blackstone Mortgage Trust, Inc. Class A	898,101
134,133	CYS Investments, Inc.	904,057
124,646	MFA Financial, Inc.	892,465
12,744	MTGE Investment Corp.	216,648
49,910	Starwood Property Trust, Inc.	1,017,665
73,188	Two Harbors Investment Corp.	1,079,523

		5,867,465

Oil, Gas & Consumable Fuels – 2.8%
64,274	Enerplus Corp.	730,153
41,120	Extraction Oil & Gas, Inc.*	579,792
26,174	Gulfport Energy Corp.*	266,189
45,573	Jagged Peak Energy, Inc.*	585,613
62,737	Kosmos Energy Ltd.*	433,513
29,681	RSP Permian, Inc.*	1,177,742
32,043	WildHorse Resource Development Corp.*	570,686
54,978	World Fuel Services Corp.	1,533,336

		5,877,024

Paper & Forest Products – 0.9%
10,142	Neenah, Inc.	917,851
21,778	Schweitzer-Mauduit International, Inc.	986,108

		1,903,959

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals* – 1.0%
43,542	Catalent, Inc.	$ 2,026,445

Professional Services – 4.5%
16,036	Exponent, Inc.	1,189,069
15,366	FTI Consulting, Inc.*	667,960
9,589	Huron Consulting Group, Inc.*	384,998
25,315	Insperity, Inc.	1,550,544
33,243	Navigant Consulting, Inc.*	682,146
42,506	On Assignment, Inc.*	3,254,685
25,875	WageWorks, Inc.*	1,566,731
7,810	Willdan Group, Inc.*	176,975

		9,473,108

Real Estate Management & Development – 1.6%
15,495	Colliers International Group, Inc.	938,222
20,581	FirstService Corp.	1,368,842
8,040	RE/MAX Holdings, Inc. Class A	396,774
24,686	Realogy Holdings Corp.	679,112

		3,382,950

Road & Rail – 0.6%
27,095	Knight-Swift Transportation Holdings, Inc.	1,349,060

Semiconductors & Semiconductor Equipment – 1.5%
47,172	Brooks Automation, Inc.	1,316,099
21,162	Cavium, Inc.*	1,878,762

		3,194,861

Software – 5.2%
3,964	Appian Corp.*	122,884
15,658	Aspen Technology, Inc.*	1,212,712
13,640	Blackbaud, Inc.	1,306,985
16,408	Blackline, Inc.*	545,238
35,660	BroadSoft, Inc.*	1,957,734
6,796	Fair Isaac Corp.	1,173,397
8,917	Guidewire Software, Inc.*	708,456
8,458	Paylocity Holding Corp.*	442,269
6,200	Proofpoint, Inc.*	632,524
12,955	RealPage, Inc.*	644,511
3,501	The Ultimate Software Group, Inc.*	815,348
6,464	Tyler Technologies, Inc.*	1,302,560

		10,864,618

Specialty Retail – 2.4%
22,153	Camping World Holdings, Inc. Class A	991,347
3,928	Group 1 Automotive, Inc.	308,152
29,216	Lithia Motors, Inc. Class A	3,650,831

		4,950,330

Technology Hardware, Storage & Peripherals* – 0.4%
20,561	NCR Corp.	771,243

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods* – 1.2%
34,096	Skechers U.S.A., Inc. Class A	$ 1,404,414
24,529	Steven Madden Ltd.	1,133,240

		2,537,654

Thrifts & Mortgage Finance – 2.0%
27,212	Essent Group Ltd.*	1,265,902
24,565	Radian Group, Inc.	542,150
28,396	Walker & Dunlop, Inc.*	1,318,994
28,899	Washington Federal, Inc.	1,037,474

		4,164,520

Tobacco – 0.2%
9,410	Universal Corp.	451,680

Trading Companies & Distributors – 2.3%
31,868	Air Lease Corp.	1,549,422
31,352	BMC Stock Holdings, Inc.*	702,285
10,520	SiteOne Landscape Supply, Inc.*	801,203
26,048	WESCO International, Inc.*	1,775,171

		4,828,081

TOTAL COMMON STOCKS (Cost $163,667,389)		$202,180,875

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 3.2%
Repurchase Agreements – 3.2%
Joint Repurchase Agreement Account II
$6,800,000	1.357%	02/01/18	$ 6,800,000
(Cost $6,800,000)

TOTAL INVESTMENTS — 99.8% (Cost $170,467,389)			$208,980,875

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			353,168

NET ASSETS — 100.0%			$209,334,043

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Joint repurchase agreement was entered into on January 31, 2018. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Unlisted equities are generally classified as Level 2 (fair valued and single source broker securities may be treated differently). Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2018:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$26,363,427	$85,882,060	$—
Australia and Oceania	—	9,194,778	—
Europe	41,984,852	267,422,015	—
North America	31,687,941	3,701,439	—
South America	1,149,942	3,142,039	—
Short-term Investments	—	8,200,000	—
Total	$101,186,162	$377,542,331	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$514	$—

MULTI-MANAGER U.S. DYNAMIC EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,490,930	$3,291,391	$—
North America	121,460,503	—	—
Short-term Investments	—	7,600,000	—
Total	$129,951,433	$10,891,391	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$2,413	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(132,076)	$—

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,293,545	$—	$—
Europe	1,807,907	—	—
North America	199,079,423	—	—
Short-term Investments	—	6,800,000	—
Total	$202,180,875	$6,800,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2018, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Multi-Manager International Equity	$8,200,000	$8,200,309	$8,373,682
Multi-Manger U.S. Dynamic Equity	7,600,000	7,600,286	7,760,974
Multi-Manager U.S. Small Cap Equity	6,800,000	6,800,256	6,944,029

REPURCHASE AGREEMENTS — At January 31, 2018, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Multi-Manager International Equity	Multi-Manager U.S. Dynamic Equity	Multi-Manager U.S. Small Cap Equity
Citigroup Global Markets, Inc.	1.340%	$1,195,916	$1,108,410	$991,736
Merrill Lynch & Co., Inc.	1.360	7,004,084	6,491,590	5,808,264
TOTAL		$8,200,000	$7,600,000	$6,800,000

At January 31, 2018, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	3.170%	06/29/32
Federal Home Loan Banks	1.530 to 1.535	12/06/19 to 12/26/19
Federal Home Loan Mortgage Corp.	2.500 to 6.000	09/01/35 to 12/01/47
Federal National Mortgage Association	3.000 to 6.500	01/01/26 to 03/01/47
Government National Mortgage Association	2.500 to 8.500	11/15/21 to 01/20/48
United States Treasury Notes	3.625 to 4.375	05/15/40 to 08/15/43

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Non-Diversification Risk — The Multi-Manager U.S. Dynamic Equity Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 94.8%
Australia – 5.6%
469,215	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	$ 9,015,440
79,769	CSL Ltd. (Biotechnology)	9,379,186
290,808	Macquarie Group Ltd. (Capital Markets)	24,130,395

		42,525,021

Belgium – 2.5%
195,122	KBC Group NV (Banks)	18,760,202

Brazil – 1.0%
930,046	B3 SA - Brasil Bolsa Balcao (Capital Markets)	7,618,809

China – 11.0%
104,889	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	21,427,774
211,820	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	10,427,898
1,343,037	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	15,818,269
603,346	Tencent Holdings Ltd. (Internet Software & Services)	35,650,168

		83,324,109

Denmark – 2.0%
267,357	Novo Nordisk A/S Class B (Pharmaceuticals)	14,837,872

France – 10.0%
148,621	Air Liquide SA (Chemicals)	20,040,921
284,578	BNP Paribas SA (Banks)	23,504,371
16,386	Hermes International (Textiles, Apparel & Luxury Goods)	9,057,390
80,494	Safran SA (Aerospace & Defense)	9,094,306
130,114	Vinci SA (Construction & Engineering)	14,062,561

		75,759,549

Germany – 8.4%
75,324	Bayer AG (Pharmaceuticals)	9,870,254
241,277	Daimler AG (Automobiles)	22,097,763
159,499	Deutsche Boerse AG (Capital Markets)	20,498,173
95,414	SAP SE ADR (Software)	10,805,635

		63,271,825

Hong Kong – 2.6%
1,220,961	AIA Group Ltd. (Insurance)	10,428,837
398,341	Hang Seng Bank Ltd. (Banks)	9,481,582

		19,910,419

Shares	Description	Value
Common Stocks – (continued)
India – 1.6%
112,793	HDFC Bank Ltd. ADR (Banks)	$ 12,248,192

Indonesia – 1.8%
7,992,895	Bank Central Asia Tbk PT (Banks)	13,570,177

Ireland – 1.1%
94,829	Medtronic PLC (Health Care Equipment & Supplies)	8,144,863

Italy – 1.1%
1,253,566	Enel SpA (Electric Utilities)	7,969,413

Japan – 0.9%
142,664	Sony Corp. (Household Durables)	6,842,318

Netherlands – 3.2%
36,047	ASML Holding NV (Semiconductors & Semiconductor Equipment)	7,308,112
147,647	Heineken NV (Beverages)	16,593,912
		23,902,024

Russia* – 3.5%
5,665,622	Sberbank of Russia PJSC (Banks)	26,625,640

South Korea – 4.6%
9,318	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	21,779,222
10,789	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	12,797,799

		34,577,021

Spain(a) – 3.1%
852,130	Cellnex Telecom SA (Diversified Telecommunication Services)	23,006,434

Switzerland – 5.3%
2,820	Sika AG (Chemicals)	24,429,102
759,841	UBS Group AG* (Capital Markets)	15,424,318
		39,853,420

United Kingdom – 13.2%
84,691	Aon PLC (Insurance)	12,040,519
306,410	British American Tobacco PLC (Tobacco)	20,942,102
1,002,541	HSBC Holdings PLC (Banks)	10,695,757
199,311	London Stock Exchange Group PLC (Capital Markets)	11,118,560
281,038	Rio Tinto PLC ADR (Metals & Mining)	15,769,042
5,340,567	Royal Bank of Scotland Group PLC* (Banks)	21,845,126

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
203,254	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	$ 7,209,922

		99,621,028

United States – 12.3%
13,710	Alphabet, Inc. Class A* (Internet Software & Services)	16,208,236
7,859	Alphabet, Inc. Class C* (Internet Software & Services)	9,194,559
103,709	Facebook, Inc. Class A* (Internet Software & Services)	19,382,175
59,838	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	11,460,174
45,144	MasterCard, Inc. Class A (IT Services)	7,629,336
87,315	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,462,027
59,910	Visa, Inc. Class A (IT Services)	7,442,619

		92,779,126

TOTAL COMMON STOCKS (Cost $607,002,590)		$715,147,462

Shares	Rate	Value
Preferred Stock – 1.6%
Germany – 1.6%
Bayerische Motoren Werke AG
119,448	4.630%	$ 11,675,029
(Cost $10,517,912)

Shares	Distribution Rate	Value
Investment Company(b) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,986,305	1.217%	$ 3,986,305
(Cost $3,986,305)

TOTAL INVESTMENTS – 96.9% (Cost $621,506,807)		$730,808,796

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		23,209,133

NET ASSETS – 100.0%		$754,017,929

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $23,006,434, which represents approximately 3.1% of net assets as of January 31, 2018. The liquidity determination is unaudited.

(b)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U. S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$53,585,446	$116,886,790	$—
Australia and Oceania	—	42,525,021	—
Europe	46,760,059	366,667,240	—
North America	92,779,126	—	—
South America	—	7,618,809	—
Investment Company	3,986,305	—	—
Total	$197,110,936	$533,697,860	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund], to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

January 31, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 5.4%
Apparel(a) – 0.0%
Nine West Holdings, Inc.
	$420,000	8.250%	03/15/19	$ 36,750

Automotive – 0.1%
BCD Acquisition, Inc.(a)(b)
	360,000	9.625	09/15/23	394,200
Navistar International Corp.
	159,000	4.500	10/15/18	165,749
	242,500	4.750	04/15/19	263,139

				823,088

Banks – 0.0%
Deutsche Bank AG
IDR	3,700,000,000	7.500	08/19/32	288,453

Chemicals(b) – 0.3%
Blue Cube Spinco, Inc.
	$190,000	9.750	10/15/23	223,725
CTC BondCo GmbH(a)
EUR	135,000	5.250	12/15/25	167,713
Hexion, Inc.
	$385,000	6.625	04/15/20	350,350
Rain CII Carbon LLC/CII Carbon Corp.(a)
	645,000	7.250	04/01/25	700,631
TPC Group, Inc.(a)
	565,000	8.750	12/15/20	570,650

				2,013,069

Commercial Services – 0.3%
Cenveo Corp.(a)(b)
	200,000	6.000	08/01/19	138,500
	1,315,000	8.500	09/15/22	205,469
Global A&T Electronics Ltd.(b)
	664,000	8.500	01/12/23	673,892
Monitronics International, Inc.(b)
	550,000	9.125	04/01/20	479,187
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b)
	260,000	9.250	05/15/23	287,625
RR Donnelley & Sons Co.
	405,000	6.000	04/01/24	384,750

				2,169,423

Computers(a)(b) – 0.1%
Dell International LLC/EMC Corp.
	115,000	7.125	06/15/24	125,494
	230,000	8.100	07/15/36	292,328
Unisys Corp.
	285,000	10.750	04/15/22	317,775

				735,597

Diversified Financial Services – 0.8%
Citigroup Global Markets Holdings, Inc.(c)
EGP	51,000,000	0.000	02/08/18	2,876,677
JPMorgan Structured Products BV(c)
	51,000,000	0.000	03/08/18	2,839,914
Navient Corp.
	$335,000	6.625	07/26/21	355,938

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Springleaf Finance Corp.
	$225,000	7.750%		10/01/21	$ 248,344
Walter Investment Management Corp.(d)
	352,000	4.500		11/01/19	42,240
	340,000	7.875	(b)	12/15/21	214,200

					6,577,313

Electrical – 0.1%
GenOn Americas Generation LLC(d)
	100,000	9.125		05/01/31	95,250
NRG Energy, Inc.(b)
	280,000	7.250		05/15/26	304,500

					399,750

Energy - Exploration & Production(d)(e) – 0.0%
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(b)
	100,000	10.000		06/01/20	—
	951,000	10.750		10/01/20	—
	245,000	9.250		06/01/21	—
Peabody Energy Corp.
	95,000	6.250		11/15/21	—
SandRidge Energy, Inc.(b)
	885,000	7.500		02/15/23	—

					—

Entertainment(a)(b) – 0.1%
Jacobs Entertainment, Inc.
	405,000	7.875		02/01/24	440,437

Gaming(a)(b) – 0.1%
Inn of the Mountain Gods Resort & Casino(f)
	745,000	9.250		11/30/20	681,675
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
	350,000	5.875		05/15/25	336,000

					1,017,675

Healthcare Providers & Services – 0.0%
Tenet Healthcare Corp.
	300,000	8.125		04/01/22	311,250

Insurance(a) – 0.0%
MGIC Investment Corp.
	260,000	9.000		04/01/63	353,084

Internet(a)(b)(g) – 0.1%
United Group BV(3M EUR LIBOR + 4.375%)
EUR	320,000	4.375		07/01/23	401,269

Iron/Steel(b) – 0.1%
Allegheny Technologies, Inc.
	$220,000	7.875		08/15/23	240,900
Big River Steel LLC/BRS Finance Corp.(a)
	200,000	7.250		09/01/25	214,500

					455,400

Leisure Time(a)(b) – 0.0%
Viking Cruises Ltd.
	340,000	5.875		09/15/27	341,700

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Lodging(a)(b) – 0.0%
Diamond Resorts International, Inc.
$310,000	10.750%		09/01/24	$ 341,775

Machinery-Diversified(b) – 0.1%
Xerium Technologies, Inc.
465,000	9.500		08/15/21	472,556

Media – 0.5%
Altice Financing SA(a)(b)
335,000	7.500		05/15/26	347,562
Altice Luxembourg SA(a)(b)
255,000	7.625		02/15/25	233,644
Cengage Learning, Inc.(a)(b)
300,000	9.500		06/15/24	284,250
Clear Channel Worldwide Holdings, Inc.(b)
65,000	7.625		03/15/20	64,513
CSC Holdings LLC(a)(b)
200,000	10.875		10/15/25	238,250
Cumulus Media Holdings, Inc.(b)(d)
850,000	7.750		05/01/19	165,750
DISH DBS Corp.
405,000	5.000		03/15/23	380,194
iHeartCommunications, Inc.(b)
335,000	9.000		12/15/19	256,275
791,358	14.000	(h)	02/01/21 (PIK 14.000%, Cash 14.000%)	55,395
235,000	9.000		03/01/21	172,725
1,316,481	12.000	(e)	08/01/21	—
Liberty Interactive LLC(b)
1,020,047	4.000		11/15/29	719,133
SFR Group SA(a)(b)
340,000	7.375		05/01/26	333,625
The McClatchy Co.(b)
185,000	9.000		12/15/22	192,862
Urban One, Inc.(a)(b)
540,000	9.250		02/15/20	525,150
175,000	7.375		04/15/22	178,500
Ziggo Secured Finance BV(a)(b)
230,000	5.500		01/15/27	228,275

				4,376,103

Mining – 0.2%
First Quantum Minerals Ltd.(a)(b)
440,000	7.250		04/01/23	465,872
Freeport-McMoRan, Inc.(b)
520,000	5.450		03/15/43	533,650
Glencore Funding LLC(a)
100,000	2.875		04/16/20	99,982
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)(b)
590,000	7.125		11/01/22	609,175
Rusal Capital DAC
200,000	5.125		02/02/22	201,750

				1,910,429

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Miscellaneous Manufacturing(a) – 0.1%
Bombardier, Inc.
$209,000	7.750%		03/15/20	$ 225,197
100,000	5.750		03/15/22	100,375
150,000	6.125		01/15/23	151,313
489,000	7.500	(b)	03/15/25	507,949

				984,834

Multi-National – 0.1%
Africa Finance Corp.
681,000	3.875		04/13/24	683,098
Eastern and Southern African Trade and Development Bank
436,000	5.375		03/14/22	448,722

				1,131,820

Oil Field Services – 1.4%
California Resources Corp.(b)
7,500	5.000		01/15/20	6,825
24,000	5.500		09/15/21	21,480
100,000	8.000	(a)	12/15/22	84,000
7,500	6.000		11/15/24	5,475
CONSOL Energy, Inc.(b)
451,000	8.000		04/01/23	479,751
Ensco PLC(b)
350,000	5.750		10/01/44	247,625
EP PetroEcuador via Noble Sovereign Funding I Ltd.(g)(3M USD LIBOR + 5.630%)
330,842	7.316		09/24/19	338,286
Jupiter Resources, Inc.(a)(b)
425,000	8.500		10/01/22	257,125
MEG Energy Corp.(a)(b)
400,000	6.500		01/15/25	392,000
Noble Holding International Ltd.(b)
215,000	7.750		01/15/24	198,069
205,000	8.700		04/01/45	176,044
Parker Drilling Co.(b)
400,000	6.750		07/15/22	346,000
Petrobras Global Finance BV
63,000	5.375		01/27/21	65,646
3,159,000	8.375		05/23/21	3,605,998
682,000	6.250		03/17/24	725,478
Petroleos Mexicanos
316,000	6.375		02/04/21	342,070
2,052,000	5.375		03/13/22	2,175,120
Rowan Cos., Inc.(b)
845,000	5.850		01/15/44	676,000
Seventy Seven Energy, Inc.(b)(d)(e)
205,000	6.500		07/15/22	—
Transocean, Inc.
270,000	5.550	(b)	10/15/22	272,025
395,000	6.800		03/15/38	338,219
Ultra Resources, Inc.(a)(b)
390,000	6.875		04/15/22	391,950
Weatherford International Ltd.(b)
20,000	9.875		02/15/24	21,750
450,000	5.950		04/15/42	364,500

				11,531,436

Pharmaceuticals(a)(b) – 0.1%
Valeant Pharmaceuticals International, Inc.
475,000	7.500		07/15/21	476,187

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailing – 0.3%
Guitar Center, Inc.(a)(b)
$1,199,000	9.625%		04/15/20	$ 833,305
New Albertson’s, Inc.
220,000	7.750		06/15/26	198,550
340,000	7.450		08/01/29	298,350
300,000	8.000		05/01/31	267,750
Rite Aid Corp.(a)
205,000	6.125	(b)	04/01/23	190,650
275,000	6.875		12/15/28	222,750
The Bon-Ton Department Stores, Inc.(b)(d)
795,000	8.000		06/15/21	157,013
Yum! Brands, Inc.
355,000	6.875		11/15/37	388,281

				2,556,649

Semiconductors – 0.0%
Advanced Micro Devices, Inc.
110,000	7.500		08/15/22	122,100
65,000	2.125		09/01/26	123,033

				245,133

Software(a)(b) – 0.1%
Rackspace Hosting, Inc.
360,000	8.625		11/15/24	382,950

Sovereign – 0.1%
ZAR Sovereign Capital Fund Pty Ltd.
489,000	3.903		06/24/20	495,724

Telecommunication Services – 0.3%
CenturyLink, Inc.
105,000	6.750		12/01/23	102,112
260,000	7.500	(b)	04/01/24	261,950
Digicel Ltd.(a)(b)
385,000	6.000		04/15/21	382,594
55,000	6.750		03/01/23	54,725
Frontier Communications Corp.
245,000	7.125		01/15/23	166,294
160,000	6.875	(b)	01/15/25	99,600
Intelsat Jackson Holdings SA(b)
305,000	7.250		10/15/20	266,875
Intelsat Luxembourg SA(b)
100,000	7.750		06/01/21	45,000
Plantronics, Inc.(a)(b)
300,000	5.500		05/31/23	310,500
Sprint Corp.
285,000	7.875		09/15/23	301,387
165,000	7.125		06/15/24	167,475

				2,158,512

Utilities(a)(b)(d)(e) – 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
3,500,000	11.500		10/01/20	—

TOTAL CORPORATE OBLIGATIONS (Cost $44,574,687)				$ 43,428,366

Shares	Description	Value
Common Stocks – 18.6%
Aerospace & Defense – 1.0%
26,819	Airbus SE	$ 3,084,148
25,250	Arconic, Inc.(i)	759,015
64,610	Meggitt PLC	425,629
23,385	Rockwell Collins, Inc.(i)	3,238,588
6,580	United Technologies Corp.	908,106

		8,415,486

Air Freight & Logistics – 0.4%
11,889	FedEx Corp.	3,120,625

Banks – 1.4%
15,675	Banc of California, Inc.	308,798
85,252	Bank of America Corp.	2,728,064
7,260	Berkshire Hills Bancorp, Inc.	275,517
13,685	Boston Private Financial Holdings, Inc.	210,749
27,995	Brookline Bancorp, Inc.	447,920
3,680	Carolina Financial Corp.	151,763
26,888	CIT Group, Inc.	1,362,953
8,710	Citigroup, Inc.(i)	683,561
17,010	Fidelity Southern Corp.	407,560
7,515	First Bancorp	273,546
7,515	First Busey Corp.	232,815
3,720	First Mid-Illinois Bancshares, Inc.	143,220
16,785	Green Bancorp, Inc.*	400,322
14,120	Horizon Bancorp	429,954
7,110	Independent Bank Group, Inc.	510,142
6,637	JPMorgan Chase & Co.	767,702
22,975	Lakeland Bancorp, Inc.	461,798
7,195	Pacific Premier Bancorp, Inc.*	293,196
35,783	Regions Financial Corp.	688,107
17,155	Sterling Bancorp	424,586
1,648	Triumph Bancorp, Inc.*	63,448
3,746	Western Alliance Bancorp*	219,740

		11,485,461

Beverages – 0.3%
7,520	Constellation Brands, Inc. Class A	1,650,415
3,638	Dr. Pepper Snapple Group, Inc.	434,195

		2,084,610

Biotechnology* – 0.2%
9,245	Aduro Biotech, Inc.	58,243
33,522	Ignyta, Inc.	901,742
6,947	Juno Therapeutics, Inc.	596,122

		1,556,107

Building Products* – 0.1%
21,021	Builders FirstSource, Inc.	450,270

Capital Markets – 0.5%
5,323	Affiliated Managers Group, Inc.	1,062,630
15,245	Apollo Global Management LLC Class A	545,009

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
19,950	Cohen & Steers, Inc.	$ 813,362
11,820	Intercontinental Exchange, Inc.	872,789
5,840	LPL Financial Holdings, Inc.(i)	348,414
27,901	OM Asset Management PLC	499,149

		4,141,353

Chemicals – 1.1%
5,070	Axalta Coating Systems Ltd.*	159,705
10,146	Monsanto Co.(i)	1,235,783
12,315	PPG Industries, Inc.(j)	1,462,160
14,039	The Sherwin-Williams Co.	5,855,807

		8,713,455

Commercial Services & Supplies – 0.3%
23,350	KAR Auction Services, Inc.	1,273,509
76,639	Pitney Bowes, Inc.	1,081,376

		2,354,885

Communications Equipment – 0.4%
17,496	ARRIS International PLC*	442,649
18,360	Cisco Systems, Inc.(i)	762,674
7,393	F5 Networks, Inc.*	1,068,584
13,403	Juniper Networks, Inc.	350,489
2,861	Palo Alto Networks, Inc.*	451,666

		3,076,062

Construction & Engineering* – 0.0%
6,674,093	Boart Longyear Ltd.	59,158

Consumer Finance – 0.4%
37,489	Ally Financial, Inc.(i)	1,116,048
2,830	American Express Co.	281,302
12,973	Discover Financial Services	1,035,245
16,314	Synchrony Financial	647,339

		3,079,934

Containers & Packaging – 0.1%
38,705	Graphic Packaging Holding Co.	625,086
14,780	Owens-Illinois, Inc.*	343,191

		968,277

Diversified Consumer Services*(k) – 0.0%
19,321	The Gymboree Corp.	328,457

Diversified Financial Services – 0.4%
9,342	Berkshire Hathaway, Inc. Class B*	2,002,738
4,730	Groupe Bruxelles Lambert SA	557,213
25,590	Leucadia National Corp.(i)	692,721

		3,252,672

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – 0.0%
1,975	Cellnex Telecom SA(a)	$ 53,323
13,830	Consolidated Communications Holdings, Inc.	172,183

		225,506

Electric Utilities – 0.0%
138,462	TCEH Corp.	90,831

Electronic Equipment, Instruments & Components – 0.1%
6,257	TE Connectivity Ltd.	641,530

Energy Equipment & Services – 0.2%
7,877	Halliburton Co.	422,995
10,924	Schlumberger Ltd.	803,788
24,886	TechnipFMC PLC	807,799

		2,034,582

Equity Real Estate Investment Trusts (REITs) – 0.2%
24,404	DDR Corp.	198,160
20,556	Equity Commonwealth*	614,830
28,289	VICI Properties, Inc.*	622,348

		1,435,338

Food Products – 0.1%
7,569	Pinnacle Foods, Inc.	468,824

Health Care Equipment & Supplies – 1.2%
29,912	Becton Dickinson & Co.	7,266,821
80,466	Boston Scientific Corp.*	2,249,830

		9,516,651

Health Care Providers & Services – 0.7%
11,203	Aetna, Inc.(i)	2,092,944
4,662	HCA Healthcare, Inc.*	471,608
3,660	Millennium Health LLC	399
24,605	Universal Health Services, Inc. Class B	2,989,508

		5,554,459

Hotels, Restaurants & Leisure – 0.1%
1,999	McDonald’s Corp.	342,109
4,210	Papa John’s International, Inc.	273,187

		615,296

Household Durables – 0.5%
35,267	CalAtlantic Group, Inc.(i)	1,979,537
41,193	D.R. Horton, Inc.	2,020,516

		4,000,053

Household Products(i)* – 0.3%
111,942	HRG Group, Inc.	2,042,941

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers* – 0.2%
82,279	Calpine Corp.(i)	$ 1,241,590
30,389	Vistra Energy Corp.	592,586

		1,834,176

Industrial Conglomerates – 0.0%
3,430	Jardine Strategic Holdings Ltd.	136,514

Insurance(i) – 0.2%
13,000	American International Group, Inc.	830,960
5,470	Aon PLC	777,670

		1,608,630

Internet & Direct Marketing Retail – 0.2%
7,855	Expedia, Inc.	1,005,518
11,533	Liberty Ventures Series A*	679,640

		1,685,158

Internet Software & Services* – 0.4%
774	Alphabet, Inc. Class A	915,038
366	Alphabet, Inc. Class C	428,198
2,126	Baidu, Inc. ADR	524,952
20,190	Blucora, Inc.	492,636
4,814	IAC/InterActiveCorp.	697,886

		3,058,710

IT Services – 0.8%
10,765	Cognizant Technology Solutions Corp. Class A	839,455
10,366	DST Systems, Inc.	864,213
12,165	DXC Technology Co.(j)	1,211,026
67,984	First Data Corp. Class A*	1,203,317
8,464	International Business Machines Corp.	1,385,557
8,826	Worldpay, Inc. Class A*	708,816

		6,212,384

Life Sciences Tools & Services – 0.0%
1,729	Thermo Fisher Scientific, Inc.	387,486

Media – 2.1%
24,909	DISH Network Corp. Class A*	1,168,232
8,641	Liberty Global PLC Class A*	323,001
5,129	Liberty Media Corp.-Liberty SiriusXM Class A*	230,856
14,731	Lions Gate Entertainment Corp. Class B*	471,392
4,440	Naspers Ltd.	1,264,491
10,234	Nexstar Media Group, Inc. Class A	768,573
57,444	Regal Entertainment Group Class A(i)	1,314,319
27,688	Scripps Networks Interactive, Inc. Class A(i)	2,436,267
34,017	Time Warner, Inc.(i)	3,243,521
74,196	Tribune Media Co. Class A(i)	3,160,008
13,613	Twenty-First Century Fox, Inc. Class A	502,320

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
19,725	Twenty-First Century Fox, Inc. Class B(i)	$ 719,765
15,979	World Wrestling Entertainment, Inc. Class A	564,858
24,830	WPP PLC	449,671

		16,617,274

Metals & Mining – 0.0%
1,520	Alcoa Corp.*	79,070
7,260	MMC Norilsk Nickel PJSC ADR	149,629

		228,699

Multi-Utilities – 0.3%
65,200	Engie SA	1,132,138
32,990	Innogy SE(a)	1,257,676

		2,389,814

Oil, Gas & Consumable Fuels – 0.5%
39,859	Amplify Energy Corp.*	474,322
11,083	Antero Midstream GP LP	233,408
12,980	BP PLC ADR	555,414
16,156	ConocoPhillips	950,134
21,040	Gazprom PJSC ADR	104,779
2,410	LUKOIL PJSC ADR	159,240
1,030	Occidental Petroleum Corp.	77,219
872	Pioneer Natural Resources Co.	159,498
9,470	Rosneft Oil Co. PJSC GDR	57,975
10,748	Royal Dutch Shell PLC ADR Class A	754,940
2,009	SandRidge Energy, Inc.*	35,941
11,477	TransCanada, Corp.	528,401

		4,091,271

Personal Products – 0.2%
5,031	Beiersdorf AG	596,501
4,797	The Estee Lauder Cos., Inc. Class A	647,403
2,910	Unilever NV	167,972

		1,411,876

Pharmaceuticals – 0.2%
8,813	Akorn, Inc.*	283,955
12,310	Mylan NV*(i)	527,483
39,135	Ono Pharmaceutical Co. Ltd.	966,918

		1,778,356

Road & Rail – 0.5%
49,953	CSX Corp.	2,835,832
7,614	Genesee & Wyoming, Inc. Class A*	607,978
1,397	Old Dominion Freight Line, Inc.	204,590
3,816	Union Pacific Corp.	509,436

		4,157,836

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 1.7%
12,800	Advanced Micro Devices, Inc.*	$ 175,872
11,069	Analog Devices, Inc.	1,017,020
5,525	ASML Holding NV	1,121,354
15,505	Cavium, Inc.*	1,376,534
49,829	NXP Semiconductors NV*(i)	5,995,425
29,920	QUALCOMM, Inc.	2,042,040
10,110	Tokyo Electron Ltd.	1,907,173

		13,635,418

Software – 0.3%
9,150	Microsoft Corp.(i)	869,341
1,646	MModal, Inc.	41,859
33,350	Nuance Communications, Inc.*	593,963
21,696	Oracle Corp.(i)	1,119,297

		2,624,460

Specialty Retail – 0.4%
32,363	CarMax, Inc.*	2,309,747
9,850	Lowe’s Cos., Inc.	1,031,591

		3,341,338

Technology Hardware, Storage & Peripherals – 0.1%
13,355	NetApp, Inc.	821,332

Textiles, Apparel & Luxury Goods* – 0.0%
4,544	Canada Goose Holdings, Inc.	163,311

Thrifts & Mortgage Finance – 0.1%
11,310	OceanFirst Financial Corp.	299,150
21,820	United Financial Bancorp, Inc.	365,703

		664,853

Transportation Infrastructure(i) – 0.1%
10,008	Macquarie Infrastructure Corp.	664,031

Wireless Telecommunication Services – 0.3%
52,409	PLAY Communications SA*(a)	532,475
436,083	VEON Ltd. ADR	1,657,116

		2,189,591

TOTAL COMMON STOCKS (Cost $122,777,338)		$149,415,341

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(l) – 2.5%
Aerospace – 0.1%
Doncasters US Finance LLC
$281,348	5.193%	04/09/20	$ 277,831
TransDigm, Inc.(g)(3M LIBOR + 3.000%)
132,787	3.750	08/22/24	133,820

			411,651

Airlines – 0.0%
American Airlines, Inc.
283,150	2.750	04/28/23	284,070

Building Materials – 0.1%
Quikrete Holdings, Inc.
411,125	4.324	11/15/23	413,086

Consumer Cyclical Services(g) – 0.0%
Monitronics International, Inc.(3M LIBOR + 5.500%)
316,054	7.193	09/30/22	316,291

Consumer Products - Household & Leisure – 0.1%
Calceus Acquisition, Inc.
443,774	5.580	01/31/20	432,902
Libbey Glass, Inc.
53,694	4.553	04/09/21	52,754
Revlon Consumer Products Corp.
290,692	5.074	09/07/23	228,338

			713,994

Diversified Telecommunication Services(g) – 0.1%
CenturyLink, Inc.(1M LIBOR + 2.750%)
250,000	4.317	01/31/25	246,095
Sprint Communications, Inc.(1M LIBOR + 2.500%)
596,992	4.125	02/02/24	598,234
Windstream Corp.(1M LIBOR + 4.000%)
178,042	5.560	03/29/21	167,953

			1,012,282

Energy – 0.0%
KCA Deutag US Finance LLC
351,161	7.196	05/15/20	347,474

Finance – 0.1%
Quality Care Properties, Inc.
383,716	6.824	10/31/22	387,795

Gaming – 0.2%
Affinity Gaming LLC
449,954	9.729	09/14/24	453,613
Caesars Entertainment Operating Co., Inc.(g)(1M LIBOR + 2.500%)
196,705	2.500	10/06/24	197,934
Mashantucket (Western) Pequot Tribe
84,400	5.324	06/30/20	80,321
1,260,540	9.699	06/30/20	1,200,665

			1,932,533

Health Care - Medical Products – 0.1%
Carestream Health, Inc.
579,961	5.693	06/07/19	581,086

Health Care - Pharmaceuticals – 0.0%
Lantheus Medical Imaging, Inc.
247,995	5.324	06/30/22	249,701

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Bank Loans (l)– (continued)
Health Care - Services – 0.3%
Air Medical Group Holdings, Inc.(g)(3M LIBOR + 3.250%)
$420,155	4.943%		04/28/22	$ 423,831
Change Healthcare Holdings, Inc.(g)(1M LIBOR + 2.750%)
317,099	4.324		03/01/24	319,002
Community Health Systems, Inc.(g)(3M LIBOR + 3.000%)
295,805	4.479		01/27/21	290,057
Ortho-Clinical Diagnostics, Inc.
611,534	5.443		06/30/21	616,696
Team Health Holdings, Inc.(g)(1M LIBOR + 2.750%)
463,427	3.750		02/06/24	454,159

				2,103,745

Media - Broadcasting & Radio – 0.2%
Communications Sales & Leasing, Inc.(g)(1M LIBOR + 3.000%)
497,487	4.574		10/24/22	479,299
Cumulus Media Holdings, Inc.
569,356	4.830		12/23/20	488,667
ION Media Networks, Inc.
390,014	4.330		12/18/20	392,939
Sinclair Television Group, Inc.
257,788	2.250		01/03/24	258,997

				1,619,902

Media - Cable – 0.0%
Charter Communications Operating, LLC
279,549	2.000		04/30/25	281,078

Media - Non Cable – 0.2%
Advantage Sales & Marketing, Inc. (3M LIBOR + 3.250%)
96,760	4.901	(g)	07/23/21	95,550
304,802	5.022		07/25/21	300,992
Cengage Learning Acquisitions, Inc.(g)(1M LIBOR + 4.250%)
422,370	5.810		06/07/23	409,488
McGraw-Hill Global Education Holdings LLC(g)(1M LIBOR + 4.000%)
386,243	5.574		05/04/22	385,277

				1,191,307

Noncaptive - Financial(g) – 0.0%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.(1M LIBOR + 2.250%)
292,251	3.000		04/03/22	291,690

Pharmaceuticals – 0.1%
Patterson Medical Holdings, Inc.
523,747	6.229		08/28/22	515,891

Real Estate – 0.0%
Empire Generating Co. LLC
294,272	6.030		03/14/21	253,566
29,094	6.030		03/14/21	25,057

				278,623

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (l)– (continued)
Restaurants – 0.1%
1011778 B.C. Unlimited Liability Co.(g)(1M LIBOR + 2.250%)
$289,950	3.943%	02/16/24	$ 291,545
Red Lobster Management LLC
353,468	6.818	07/28/21	355,458

			647,003

Retailers(g) – 0.0%
Academy Ltd.(3M LIBOR + 4.000%)
378,130	5.495	07/01/22	303,449

Semiconductors – 0.0%
Bright Bidco B.V.
383,867	6.074	06/30/24	387,468

Services Cyclical - Business Services – 0.2%
Acosta Holdco, Inc.(g)(1M LIBOR + 3.250%)
318,286	4.824	09/26/21	276,202
Brickman Group Ltd.
384,245	4.556	12/18/20	386,646
First Data Corp.(g)(1M LIBOR + 2.250%)
293,358	3.500	04/26/24	295,435
Tribune Publishing Co.
234,444	6.324	08/04/21	236,789
Vantiv LLC(g)(1M LIBOR + 2.000%)
49,706	2.000	10/14/23	50,009
(1M LIBOR + 2.000%)
59,914	2.000	08/09/24	60,289

			1,305,370

Technology - Software – 0.1%
Aricent Technologies Ltd.
397,942	6.060	04/14/21	398,813

Technology - Software/Services – 0.4%
Almonde, Inc.(g)(3M LIBOR + 3.500%)
356,621	4.979	06/13/24	358,440
BMC Software Finance, Inc.(g)(1M LIBOR + 3.250%)
373,755	3.250	09/10/22	375,624
MModal, Inc.
2,021,040	9.522	01/31/20	2,005,882
Syniverse Holdings, Inc.
526,506	4.574	04/23/19	524,205

			3,264,151

Telecommunications - Cellular – 0.1%
Sable International Finance Ltd.
397,065	3.500	01/31/25	398,768

Textiles – 0.0%
Indra Holdings Corp.
231,768	6.022	05/01/21	137,515

TOTAL BANK LOANS (Cost $19,425,476)			$ 19,774,736

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities(e) – 0.0%
Other – 0.0%
EFIH Intercompany Claim
	$105,640	1.000%		11/02/26		$ 12,677
(Cost $70,532)

Foreign Debt Obligations – 3.4%
Ecuador Government International Bond
	$216,000	10.750%		03/28/22	251,347	250,560
Hungary Government Bond
HUF	312,770,000	3.000		10/27/27	1,318,373	1,320,369
National Highways Authority of India
INR	80,000,000	7.300		05/18/22	1,253,991	1,267,221
Provincia de Buenos Aires(a)
	$220,000	9.125		03/16/24	217,713	249,150
Republic of Argentina
	1,850,860	7.820		12/31/33		2,636,879
	8,443,269	21.200		09/19/18		426,690
	1,250,000	3.875		01/15/22		1,622,550
	2,267,000	4.625		01/11/23		2,215,992
	7,395,610	15.500		10/17/26		379,853
(Argentina Deposit Rates + 2.000%)
	1,787,554	24.225	(g)	04/03/22		96,692
(Argentina Deposit Rates + 3.250%)
	1,787,554	26.230	(g)	03/01/20		95,530
	310,000	2.260	(f)	12/31/38		272,110
	80,000	2.260	(f)	12/31/38		71,613
Republic of Iraq
	301,000	6.752		03/09/23	304,855	312,288
Republic of Paraguay
	552,000	4.625		01/25/23	579,090	575,460
Republic of Peru
	1,732,000	8.200		08/12/26		679,563
	2,294,000	6.950		08/12/31		847,246
Republic of South Africa
	483,000	5.500		03/09/20		505,339
	12,795,487	7.750		02/28/23		1,079,941
	15,540,000	10.500		12/21/26		1,475,660
	27,311,539	8.750		02/28/48		2,119,463
Republic of Turkey
	1,094,000	7.000		06/05/20	1,181,421	1,174,682
Russian Federation Bond
	2,600,000	4.500		04/04/22		2,724,800
	30,754,000	8.500		09/17/31		602,452
	33,177,000	7.750		09/16/26		617,084
	183,068,000	7.400		12/07/22		3,336,142
	700,000	5.000		04/29/20		730,100

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $26,726,068)						$27,685,429

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – 0.1%
Puerto Rico(d) – 0.1%
Puerto Rico Commonwealth GO Bonds (Unrefunded) (Balance-Public Improvement) Series A(b)
$115,000	5.000%		07/01/33	$ 28,750
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A(b)
45,000	5.750		07/01/41	11,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C(b)
15,000	6.000		07/01/39	3,750
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A(b)
5,000	6.500		07/01/40	1,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A(b)
5,000	4.000		07/01/24	1,250
420,000	5.750		07/01/28	105,000
70,000	5.125		07/01/37	17,500
20,000	5.000		07/01/41	5,000
Puerto Rico Commonwealth GO Bonds Series 2007 A(b)
5,000	5.250		07/01/29	1,250
5,000	5.250		07/01/33	1,250
85,000	5.250		07/01/37	21,250
Puerto Rico Government Development Bank Revenue Bonds (Build America Bond) Series 2010(b)
20,000	5.750		08/01/25	5,275
Puerto Rico Government Development Bank Revenue Bonds (Build America Bond-Senior Notes) Series D(b)
5,000	5.750		08/01/25	1,319
Puerto Rico Government Development Bank Revenue Bonds (Senior Notes) Series A(b)
130,000	4.375		02/01/19	34,287
100,000	5.500		08/01/20	26,375
Puerto Rico Government Development Bank Revenue Bonds (Senior Notes) Series B
90,000	4.704	(b)	05/01/16	23,737
50,000	5.000		12/01/49	13,188
Puerto Rico Government Development Bank Revenue Bonds (Senior Notes) Series C(b)
95,000	5.400		08/01/19	25,056
Puerto Rico Government Development Bank Revenue Bonds (Senior Notes) Series H(b)
15,000	4.500		08/01/19	3,956
5,000	4.900		08/01/21	1,319
10,000	4.950		08/01/22	2,638
695,000	5.000		08/01/23	183,306
15,000	5.200		08/01/26	3,956

				521,912

Texas(b) – 0.0%
Texas State Public Finance Authority RB (Taxable Windstrom Insurance) Series 2014
395,000	8.250		07/01/24	410,425

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $1,265,507)				$ 932,337

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 7.9%
United States Treasury Bill(c)
	$2,900,000	0.000%	04/12/18	$ 2,892,294
	8,000,000	0.000	04/12/18	7,978,741
	47,325,000	0.000	04/12/18	47,199,243
United States Treasury Note
	5,200,000	0.750	07/31/18	5,177,068

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,250,227)				$ 63,247,346

Shares		Description		Value
Preferred Stocks – 0.0%
Auto Manufacturers – 0.0%
Porsche Automobil Holding SE
	2,590	0.000%		$ 239,673

Oil & Gas – 0.0%
Surgutneftegas OJSC
RUB	65,200	0.000		34,439

TOTAL PREFERRED STOCKS — % (Cost $180,841)				$ 274,112

Shares		Description	Expiration Date	Value
Warrant* – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Dynegy, Inc.
	6,085		02/02/24	$ 1,460

Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.
	1,740		10/04/22	1,827
SandRidge Energy, Inc.
	732		10/04/22	659

				2,486

TOTAL WARRANT (Cost $ — )				$ 3,946

Shares		Distribution Rate		Value
Investment Company – 40.2%(m)
Goldman Sachs Financial Square Government Fund - Institutional Shares
	322,320,215	1.217%		$322,320,215
(Cost $322,320,215)

Principal Amount		Interest Rate	Maturity Date	Value
Short-term Investment(n) – 4.6%
Repurchase Agreements – 4.6%
Joint Repurchase Agreement Account II
	$36,700,000	1.357%	02/01/18	$ 36,700,000
(Cost $36,700,000)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS — 82.7% (Cost $637,290,891)				$663,794,505

Shares	Description	Value
Common Stocks Sold Short – (1.5)%
Aerospace & Defense – (0.1)%
6,080	United Technologies Corp.	$ (839,101)

Commercial Services & Supplies – (0.0)%
540	Pitney Bowes, Inc.	(7,619)

Diversified Telecommunication Services – (0.1)%
24,127	AT&T, Inc.	(903,556)
470	Verizon Communications, Inc.	(25,413)

		(928,969)

Food & Staples Retailing – (0.1)%
9,385	CVS Health Corp.	(738,506)

Health Care Equipment & Supplies – (0.2)%
5,337	Becton Dickinson & Co.	(1,296,571)

Household Durables – (0.3)%
31,211	Lennar Corp. Class A	(1,955,681)
624	Lennar Corp. Class B	(31,600)

		(1,987,281)

Household Products – (0.2)%
14,864	Spectrum Brands Holdings, Inc.	(1,760,790)

Internet Software & Services – (0.2)%
27,530	Tencent Holdings Ltd.	(1,626,677)

Media – (0.2)%
14,398	Discovery Communications, Inc. Class C*	(343,536)
17,064	Sinclair Broadcast Group, Inc. Class A	(633,074)
7,219	The Walt Disney Co.	(784,489)

		(1,761,099)

Semiconductors & Semiconductor Equipment – (0.1)%
33,734	Marvell Technology Group Ltd.	(787,014)

Trading Companies & Distributors – (0.0)%
40	W.W. Grainger, Inc.	(10,786)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(10,482,943))		$(11,744,413)

Shares	Rate	Value
Preferred Stock Sold Short – 0.0%
Auto Manufacturers – 0.0%
Volkswagen AG
(524)	1.230%	$ (115,230)
(Cost $(81,053))

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds Sold Short – (0.4)%
2,960	iShares Core S&P U.S. Growth ETF	$ (170,289)
1,170	iShares Russell 2000 ETF	(182,941)
750	iShares US Real Estate ETF	(58,920)
11,137	SPDR S&P 500 ETF Trust	(3,139,520)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost $(2,700,483))		$ (3,551,670)

TOTAL SECURITIES SOLD SHORT – (1.9)% (Cost $(13,264,479))		$(15,411,313)

OTHER ASSETS IN EXCESS OF LIABILITIES — 19.2%		153,821,159

NET ASSETS — 100.0%		$ 802,204,351

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,948,054, which represents approximately 2.1% of net assets as of January 31, 2018 and the liquidity determination is unaudited.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Security is currently in default.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2018.

(g)	Variable rate security. Interest rate disclosed is that which is in effect on January 31, 2018.

(h)	Pay-in-kind securities.

(i)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $18,815,600, which represents approximately 2.3% of net assets as of January 31, 2018.

(j)	A portion of this security is pledged as collateral for initial margin requirements on over the counter swap transactions. Total market value pledged as collateral amounts to $1,171,770, which represents approximately 0.1% of net assets as of January 31, 2018.

(k)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $328,457, which represents approximately 0.0% of net assets as of January 31, 2018.

Restricted Security	Acquisition Date	Cost
The Gymboree Corp. (Common Stocks)	10/02/17	$321,980

(l)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on January 31, 2018. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(m)	Represents an affiliated Issuer.

(n)	Joint repurchase agreement was entered into on January 31, 2018. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
DKK	— Danish Krone
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
GO	— General Obligation
GP	— General Partnership
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	AUD	20,909,000	USD	16,476,563	$16,845,577	03/23/18	$369,009
	CAD	16,181,000	USD	12,891,971	13,163,341	03/23/18	271,368
	CHF	8,389,000	USD	8,847,816	9,050,609	03/23/18	202,797
	EUR	18,650,000	USD	22,273,335	23,236,046	03/23/18	962,711
	GBP	13,457,000	USD	18,207,013	19,146,365	03/23/18	939,353
	JPY	1,432,074,000	USD	12,928,453	13,157,216	03/23/18	228,761
	MXN	14,428,000	USD	748,915	768,623	03/23/18	19,708
	NZD	10,103,000	USD	7,354,307	7,441,232	03/23/18	86,922
	USD	229,102	AUD	283,000	228,002	03/23/18	1,099
	USD	136,042	CAD	167,000	135,855	03/23/18	187
	USD	1,828,782	EUR	1,465,000	1,825,244	03/23/18	3,539
	USD	941,438	GBP	659,000	937,613	03/23/18	3,825
	USD	5,920,353	JPY	642,659,000	5,904,445	03/23/18	15,907
	USD	29,266	MXN	545,000	29,034	03/23/18	232
	USD	86,468	NZD	117,000	86,175	03/23/18	293
Barclays Bank PLC	BRL	10,954,196	USD	3,383,090	3,437,228	02/02/18	54,136
	CNH	2,326,184	USD	362,129	368,295	03/21/18	6,166
	CZK	56,786,747	EUR	2,230,397	2,797,349	03/21/18	18,917
	EUR	1,103,266	HUF	342,236,543	1,374,353	03/21/18	1,051
	EUR	240,000	USD	290,039	298,836	03/15/18	8,796
	EUR	129,095	USD	156,925	160,814	03/21/18	3,889
	IDR	8,134,046,831	USD	594,073	607,329	03/21/18	13,256
	MXN	34,968,823	USD	1,806,553	1,863,532	03/21/18	56,980
	TRY	14,764,761	USD	3,785,329	3,872,212	03/21/18	86,885
	USD	1,043,066	INR	66,756,231	1,042,463	03/21/18	603
	USD	691,003	KRW	737,970,545	690,285	02/20/18	718
	USD	1,208,621	RUB	68,163,188	1,204,945	03/21/18	3,676
	ZAR	17,059,357	USD	1,341,318	1,429,033	03/22/18	87,716
Deutsche Bank AG (London)	CNY	4,758,750	USD	750,000	754,160	02/28/18	4,160
	EUR	5,056,000	USD	6,279,835	6,288,348	02/28/18	8,513
	USD	771,604	JPY	83,893,000	769,609	02/28/18	1,996
JPMorgan Securities, Inc.	AUD	42,434,525	USD	32,676,906	34,188,004	03/21/18	1,511,096
	CAD	62,237,901	USD	49,105,256	50,629,635	03/21/18	1,524,378
	EUR	15,487,163	USD	18,924,249	19,292,546	03/21/18	368,303
	GBP	1,855,000	USD	2,633,894	2,636,529	02/28/18	2,635
	GBP	17,934,538	USD	24,564,710	25,514,625	03/21/18	949,914
	JPY	2,352,605,747	USD	21,077,349	21,613,208	03/22/18	535,855
	NOK	131,659,702	USD	16,447,897	17,106,090	03/21/18	658,193
	NZD	43,045,048	USD	30,680,393	31,704,840	03/21/18	1,024,435
	SEK	163,808,356	USD	20,398,107	20,860,272	03/21/18	462,164
	USD	7,792,594	AUD	9,636,864	7,764,083	03/21/18	28,513
	USD	3,382,094	EUR	2,714,065	3,380,945	03/21/18	1,150
	USD	1,472,764	GBP	1,029,276	1,464,302	03/21/18	8,460
	USD	3,067,402	JPY	332,454,552	3,054,235	03/22/18	13,167
	USD	3,459,489	NOK	26,597,723	3,455,751	03/21/18	3,739
	USD	1,422,770	SEK	11,160,816	1,421,281	03/21/18	1,489
MS & Co. Int. PLC	CAD	11,231,001	USD	8,866,279	9,136,258	03/21/18	269,979
	CHF	4,378,000	USD	4,640,239	4,713,609	02/28/18	73,370
	CLP	8,190,450,000	USD	13,400,000	13,576,757	03/21/18	176,757
	EUR	4,901,000	USD	6,097,306	6,105,236	03/21/18	7,930

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	JPY	9,222,655,925	USD	83,200,000	$84,727,825	03/22/18	$1,527,825
	MXN	210,229,300	USD	10,700,000	11,203,386	03/21/18	503,387
	PLN	243,000	USD	71,565	72,675	03/21/18	1,111
	RUB	150,950,000	USD	2,500,000	2,668,743	03/20/18	168,744
	SEK	94,410,655	USD	11,700,000	12,022,779	03/21/18	322,782
	USD	4,000,000	SEK	31,360,800	3,993,659	03/21/18	6,342
	ZAR	110,325,670	USD	8,800,000	9,241,794	03/22/18	441,798
Nomura Holdings, Inc.	INR	22,393,000	USD	350,000	350,493	02/28/18	493
	RUB	62,227,000	USD	1,100,000	1,103,018	02/28/18	3,018

TOTAL							$14,060,196

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	AUD	6,509,000	USD	5,262,285	$5,244,050	03/23/18	$(18,235)
	JPY	1,255,599,000	USD	11,572,807	11,535,847	03/23/18	(36,960)
	MXN	2,028,000	USD	108,322	108,038	03/23/18	(285)
	NZD	1,493,000	USD	1,104,483	1,099,649	03/23/18	(4,833)
	USD	11,392,282	AUD	14,866,000	11,976,964	03/23/18	(584,684)
	USD	6,885,632	CAD	8,791,000	7,151,530	03/23/18	(265,899)
	USD	8,478,125	CHF	8,310,000	8,965,383	03/23/18	(487,258)
	USD	9,991,022	EUR	8,268,000	10,301,103	03/23/18	(310,087)
	USD	8,093,986	GBP	5,919,000	8,421,442	03/23/18	(327,457)
	USD	13,079,121	JPY	1,466,480,000	13,473,319	03/23/18	(394,202)
	USD	3,271,826	MXN	64,619,000	3,442,451	03/23/18	(170,619)
	USD	4,503,545	NZD	6,440,000	4,743,297	03/23/18	(239,751)
Barclays Bank PLC	EUR	1,082,498	RON	5,056,557	1,348,481	03/21/18	(2,019)
	HUF	342,236,543	EUR	1,111,555	1,373,302	03/21/18	(11,375)
	HUF	168,754,288	USD	678,724	677,165	03/21/18	(1,559)
	IDR	15,516,305,327	USD	1,164,276	1,160,216	02/12/18	(4,060)
	MXN	17,155,308	USD	917,678	914,228	03/21/18	(3,450)
	USD	3,400,874	BRL	10,954,196	3,437,226	02/02/18	(36,354)
	USD	1,341,413	CNH	8,887,149	1,407,066	03/21/18	(65,653)
	USD	1,155,752	EUR	975,000	1,214,020	03/15/18	(58,268)
	USD	4,138,994	EUR	3,478,381	4,333,063	03/21/18	(194,068)
	USD	2,012,005	HUF	515,653,691	2,069,178	03/21/18	(57,172)
	USD	1,153,200	IDR	15,516,305,327	1,160,216	02/12/18	(7,016)
	USD	603,192	IDR	8,134,046,831	607,329	03/21/18	(4,137)
	USD	281,044	INR	18,024,735	282,439	02/20/18	(1,395)
	USD	2,705,880	MXN	52,124,131	2,777,760	03/21/18	(71,881)
	USD	2,141,883	RUB	124,915,767	2,208,180	03/21/18	(66,297)
	USD	3,797,705	TRY	14,764,762	3,872,212	03/21/18	(74,509)
	USD	6,094,096	ZAR	77,817,095	6,518,606	03/22/18	(424,510)
Deutsche Bank AG (London)	RUB	30,445,200	USD	540,000	539,663	02/28/18	(337)
	USD	710,000	CNY	4,517,730	715,964	02/28/18	(5,964)
	USD	1,188,476	DKK	7,130,000	1,191,630	02/28/18	(3,154)
	USD	4,750,864	EUR	3,825,000	4,757,304	02/28/18	(6,440)
	USD	1,600,000	RUB	90,584,000	1,605,667	02/28/18	(5,667)
JPMorgan Securities, Inc.	EUR	2,763,041	USD	3,447,793	3,441,955	03/21/18	(5,838)
	JPY	710,584,035	USD	6,548,184	6,528,080	03/22/18	(20,104)
	NOK	32,460,664	USD	4,225,924	4,217,502	03/21/18	(8,423)
	NZD	1,701,335	USD	1,256,665	1,253,119	03/21/18	(3,546)
	SEK	18,943,977	USD	2,413,036	2,412,432	03/21/18	(606)
	USD	21,016,769	AUD	26,990,076	21,744,957	03/21/18	(728,190)
	USD	27,471,983	CAD	34,386,006	27,972,521	03/21/18	(500,541)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	20,412,453	EUR	16,916,084	$21,072,575	03/21/18	$(660,122)
	USD	1,434,088	GBP	1,010,000	1,435,523	02/28/18	(1,435)
	USD	15,717,929	GBP	11,394,337	16,210,189	03/21/18	(492,261)
	USD	15,855,808	JPY	1,768,723,842	16,249,126	03/22/18	(393,320)
	USD	37,186,296	NOK	304,948,096	39,620,850	03/21/18	(2,434,559)
	USD	19,547,343	NZD	27,050,616	19,924,136	03/21/18	(376,792)
	USD	50,184,627	SEK	416,367,082	53,022,508	03/21/18	(2,837,879)
MS & Co. Int. PLC	EUR	1,940,000	USD	2,418,083	2,412,855	02/28/18	(5,228)
	EUR	118,000	USD	147,964	146,994	03/21/18	(970)
	JPY	1,389,388,260	USD	12,800,000	12,764,202	03/22/18	(35,798)
	MXN	99,211,800	USD	5,300,000	5,287,123	03/21/18	(12,877)
	PLN	88,000	USD	26,645	26,319	03/21/18	(326)
	SEK	41,317,200	EUR	4,600,000	5,261,563	03/21/18	(468,714)
	SEK	35,173,254	USD	4,500,000	4,479,159	03/21/18	(20,841)
	USD	8,800,000	CAD	11,231,000	9,136,257	03/21/18	(336,257)
	USD	13,400,000	CLP	8,133,165,000	13,481,799	03/21/18	(81,799)
	USD	10,946,712	EUR	8,928,000	11,121,720	03/21/18	(175,007)
	USD	206,007	GBP	145,000	206,090	02/28/18	(83)
	USD	65,000,000	JPY	7,168,207,586	65,853,767	03/22/18	(853,767)
	USD	20,100,000	MXN	387,606,790	20,656,059	03/21/18	(556,059)
	USD	581,125	PLN	2,024,000	605,327	03/21/18	(24,202)
	USD	2,542,842	RUB	150,950,000	2,668,743	03/20/18	(125,901)
	USD	9,000,000	SEK	71,738,560	9,135,588	03/21/18	(135,588)
	USD	4,400,000	ZAR	54,349,340	4,552,752	03/22/18	(152,752)
	ZAR	21,483,000	USD	1,800,000	1,799,594	03/22/18	(406)

TOTAL							$(15,395,746)

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year Mini Japanese Government Bonds	16	03/12/18	$2,203,389	$(4,726)
10 Year U.K. Long Gilt	118	03/27/18	20,463,609	(369,875)
10 Year U.S Treasury Notes	188	03/20/18	22,856,687	(328,198)
2 Year German Euro-Schatz	82	03/08/18	11,383,049	(27,723)
20 Year U.S. Treasury Bonds	43	03/20/18	6,355,938	(159,887)
3 Month Euroyen	99	06/17/19	30,746,792	(23,839)
3 Month Sterling Interest Rate	219	06/19/19	38,440,828	(71,102)
5 Year German Euro-Bobl	89	03/08/18	14,414,454	(203,343)
5 Year German Euro-Bobl	328	03/08/18	64,675,999	(886,611)
Amsterdam Exchanges Index	4	02/16/18	555,171	(1,834)
Australian 10 Year Government Bonds	337	03/15/18	34,648,184	(123,068)
Australian Dollar	14	03/19/18	1,126,860	(4,456)
Bank Accept Index	36	03/19/18	7,185,366	(7,712)
Bank Accept Index	281	12/17/18	55,814,482	(51,489)
Brent Crude	48	02/28/18	3,306,720	21,481
British Pound	21	03/19/18	1,863,750	(5,304)
CAC40 Index	55	02/16/18	3,742,372	(17,641)
Copper	34	03/19/18	6,037,763	193,420
Cotton No.2	12	05/08/18	470,160	(25,964)
Crude Oil	53	02/20/18	3,430,690	134,779
DAX Index	42	03/16/18	17,183,762	37,596
DJIA E-Mini Index	13	03/16/18	1,698,840	(8,251)
E-mini Russell 2000 Index	43	03/16/18	3,388,400	(19,210)
Euro Stoxx 50 Index	118	03/16/18	5,274,103	12,365

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
FTSE 100 Index	42	03/16/18	$4,452,847	$(90,923)
FTSE/MIB Index	9	03/16/18	1,312,715	48,458
Gasoline RBOB	40	02/28/18	3,181,416	110,303
Gold 100 Oz	34	04/26/18	4,566,540	10,550
Hang Seng Index	2	02/27/18	419,858	571
Japan 10 Year Government Bonds	4	03/13/18	5,507,740	(16,496)
Low Sulphur Gas Oil	47	03/12/18	2,878,750	37,927
Mini MSCI Emerging Market	19	03/16/18	1,194,910	(4,165)
MSCI Singapore Index	41	02/27/18	1,259,723	(16,364)
Nasdaq 100 E-Mini Index	30	03/16/18	4,177,500	140,774
Nikkei 225 Index	20	03/08/18	4,230,100	(31,354)
NY Harbor ULSD	41	02/28/18	3,558,341	45,495
OMXS 30 Index	111	02/16/18	2,239,749	(38,235)
Primary Aluminum	64	03/19/18	3,542,000	223,300
Primary Aluminum	2	06/18/18	111,350	(2,480)
S&P 500 E-Mini Index	344	03/16/18	48,603,760	2,627,846
S&P Toronto Stock Exchange 60 Index	107	03/15/18	16,406,667	(331,350)
Soybean Meal	17	03/14/18	574,260	(867)
SPI 200 Index	241	03/15/18	29,037,420	(215,189)
Topix Index	49	03/08/18	8,256,435	(4,254)
Yen Denominated Nikkei 225 Index	8	03/08/18	852,249	(29,529)
Zinc	37	03/19/18	3,283,288	319,484

Total				$842,910

Short position contracts:
10 Year German Euro-Bund	(10)	03/08/18	(1,971,829)	35,990
10 Year U.S Treasury Notes	(197)	03/20/18	(23,950,891)	327,764
2 Year German Euro-Schatz	(18)	03/08/18	(2,498,718)	6,353
2 Year U.S Treasury Notes	(178)	03/29/18	(37,955,719)	205,120
20 Year U.S. Treasury Bonds	(11)	03/20/18	(1,625,937)	523
3 Month Euribor Interest Rate	(1,354)	12/17/18	(421,357,262)	16,213
3 Month Euribor Interest Rate	(273)	06/17/19	(66,506,212)	218,839
3 Month Euribor Interest Rate	(534)	12/16/19	(129,902,175)	153,328
3 Month Euro Swiss	(8)	06/18/18	(2,164,276)	(37)
3 Month Euroyen	(27)	06/18/18	(6,178,071)	537
3 Month Sterling Interest Rate	(2,482)	12/19/18	(436,411,579)	617,103
5 Year German Euro-Bobl	(65)	03/08/18	(10,527,410)	63,142
5 Year U.S. Treasury Notes	(345)	03/29/18	(39,575,274)	604,066
ASX 90 Day Bank Accepted Bills	(1,777)	06/07/18	(1,425,509,076)	(72,386)
Australian 10 Year Government Bonds	(5)	03/15/18	(514,068)	(127)
Australian 3 Year Government Bonds	(404)	03/15/18	(36,131,723)	26,433
Bank Accept Index	(340)	06/18/18	(67,727,033)	50,383
Canada 10 Year Government Bonds	(192)	03/20/18	(20,640,780)	388,407
Chicago SRW Wheat	(30)	03/14/18	(677,625)	(15,577)
Cocoa	(27)	03/14/18	(536,320)	68,012
Coffee	(14)	05/18/18	(652,050)	16,730
Copper	(16)	03/19/18	(2,841,300)	(24,002)
Corn	(67)	03/14/18	(1,211,025)	(2,069)
DJIA E-Mini Index	(12)	03/16/18	(1,568,160)	3,281
E-mini Russell 2000 Index	(77)	03/16/18	(6,067,600)	(199,762)
Euro Buxl 30 Year Bonds	(7)	03/08/18	(1,405,658)	51,266
Euro FX	(1)	03/19/18	(155,594)	181
Euro Stoxx 50 Index	(109)	03/16/18	(4,871,841)	(37,623)
Eurodollars	(2,474)	12/17/18	(603,748,775)	1,389,610
FTSE 100 Index	(28)	03/16/18	(2,968,565)	40,881
Hard Red Winter Wheat	(26)	03/14/18	(607,425)	(32,243)
Japanese Yen	(3)	03/19/18	(344,587)	(195)
Nasdaq 100 E-Mini Index	(5)	03/16/18	(696,250)	679
Natural Gas	(39)	02/26/18	(1,168,050)	(84,039)
Primary Aluminum	(18)	03/19/18	(996,187)	(30,644)
S&P 500 E-Mini Index	(341)	03/16/18	(48,179,890)	(2,407,906)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Silver	(6)	03/27/18	$(517,230)	$(35,891)
Soybean	(26)	03/14/18	(1,294,475)	(43,570)
Soybean Oil	(13)	03/14/18	(257,946)	151
Sugar No. 11	(34)	04/30/18	(509,130)	11,778
U.S. Dollar Index Future	(19)	03/19/18	(1,690,126)	63,807
Ultra 10 Year U.S. Treasury Notes	(202)	03/20/18	(26,301,031)	346,804
Zinc	(10)	03/19/18	(887,375)	(66,806)

Total				$1,654,504

TOTAL				$2,497,414

SWAP CONTRACTS — At January 31, 2018, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund (%)	Counterparty	Termination Date	Notional Amount (000s)		Value	Unrealized Appreciation/ (Depreciation)*

2.770%	6 month WIBOR	Barclays Bank PLC	03/21/23	PLN	4,595	$(2,084)	$(2,084)
Colombia IBR Overnight Interbank	6.565%	Barclays Bank PLC	03/21/23	INR	86,839	(5,406)	(5,406)
1 month Brazilian Interbank Deposit Average	9.535	Barclays Bank PLC	01/02/25	BRL	1,113	(532)	(532)

TOTAL							$(8,022)

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made Annually/ Semi-Annually
(b)	Payments made Semi-Annually
(c)	Payments made at Maturity

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 month STIBOR	0.035%	10/19/19	SEK	529,000	$(17,985)	$—	$(17,985)
3 month STIBOR	0.050	10/19/19		265,000	(14,104)	—	(14,104)
2.047%	3 month LIBOR	10/18/20		$14,800	107,095	—	107,095
1.965	3 month LIBOR	12/08/20		41,000	236,522	24,416	212,106
1.922	3 month LIBOR	08/21/22		13,800	230,904	19,840	211,064
0.602	3 month STIBOR	10/19/22	SEK	134,000	124,184	—	124,184
1.318	6 month GBP	08/30/67	GBP	1,681	179,949	—	179,949
1.340	6 month GBP	12/14/67		1,126	112,186	—	112,186

TOTAL						$44,256	$914,495

(a)	Payments made Annually/ Quarterly
(b)	Payments made Quarterly/ Annually
(c)	Payments made Semi-Annually
(d)	Payments made at Maturity

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund (%)(a)	Credit Spread at January 31, 2018(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Nordstrom, Inc., 6.950%, 03/15/28	(1.000)%	1.313%	Barclays Bank PLC	12/20/20	$355	$3,082	$2,859	$(201)
Republic of South Africa, 5.50%, 03/09/20	(1.000)	1.496	Barclays Bank PLC	06/20/22	2,652	53,759	79,851	(29,260)
Republic of Turkey, 11.876%, 01/15/30	(1.000)	1.294	Barclays Bank PLC	06/20/22	2,516	30,452	78,237	(50,790)

TOTAL							$160,947	$(80,251)

(a)	Payments made Quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (%)(a)	Credit Spread at January 31, 2018(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Macy’s, Inc., 7.450%, 07/15/17	(1.000)%	0.857%	12/20/20	$935	$(4,854)	$34,701	$(39,555)
Nordstrom, Inc., 6.950%, 03/15/28	(1.000)	1.313	12/20/20	390	2,920	5,658	(2,738)
Republic of Korea, 7.125%, 04/16/19	(1.000)	0.488	12/20/22	1,666	(41,079)	(32,095)	(8,984)
Republic of South Africa, 5.50%, 03/09/20	(1.000)	1.433	12/20/22	233	—	259	(259)
United Mexican States, 4.15%, 03/28/27	(1.000)	0.969	12/20/22	1,142	(2,971)	7,951	(10,922)

TOTAL						$16,474	$(62,458)

(a)	Payments made Quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

3i Group PLC	1M GBP LIBOR	Deutsche Bank AG (London)	05/10/20	$163	$3,659	$—	$3,659
Aduro Biotech, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	18	(20,422)	—	(20,422)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Affiliated Managers Group, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	$454	$(2,578)	$—	$(2,578)
American Express Co.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	677	12,591	—	12,591
Ameriprise Financial, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	532	21,946	—	21,946
Anima Holding SpA	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	267	239,265	—	239,265
AstraZeneca PLC	1M GBP LIBOR	Deutsche Bank AG (London)	05/10/20	47	(171,858)	—	(171,858)
AT&T, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	53	41,756	—	41,756
Banca Generali SpA	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	38	86,108	—	86,108
Bank of New York Mellon Corp.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	205	2,261	—	2,261
BlackRock, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	1	46,880	(500)	47,380
Bristol-Myers Squibb Co.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	63	33,209	—	33,209
Capital One Financial Corp.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	774	(5,666)	—	(5,666)
Cerved Information Solutions SpA	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	106	(106)	—	(106)
Discover Financial Services	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	812	(2,859)	—	(2,859)
E.ON SE	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	74	(44,018)	—	(44,018)
Eaton Vance Corp.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	615	14,422	—	14,422
Elisa Oyj	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	23	(1,674)	—	(1,674)
Encore Capital Group, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	208	9,971	—	9,971
Enel SpA	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	90	(12,856)	—	(12,856)
Essent Group Ltd.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	30	(5,896)	—	(5,896)
EZCORP, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	121	1,614	—	1,614
Federated Investors, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	30	(6)	—	(6)
Federated Investors, Inc. Class B	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	629	(151)	—	(151)
FirstCash, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	669	(34,784)	—	(34,784)
Five Prime Therapeutics, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	16	(35,377)	—	(35,377)
Franklin Resources, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	164	3,369	—	3,369
GAM Holding AG	1M CHF LIBOR	Deutsche Bank AG (London)	05/10/20	99	43,130	—	43,130
Green Dot Corp. Class A	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	510	(4,632)	—	(4,632)
Hargreaves Lansdown PLC	1M GBP LIBOR	Deutsche Bank AG (London)	05/10/20	216	(7,768)	—	(7,768)
Iberdrola SA	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	209	23,208	—	23,208
IHS Markit Ltd.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	31	21,595	—	21,595

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Iliad SA	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	$23	$(445)	$—	$(445)
Incyte Corp.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	9	(57,957)	—	(57,957)
Innate Pharma SA	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	61	(2,635)	—	(2,635)
Intercontinental Exchange, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	10	(7,559)	—	(7,559)
Invesco Ltd.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	408	7,875	—	7,875
Janus Henderson Group	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	164	1,587	—	1,587
JB Hunt Transport Services, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	1	891	—	891
KBW Regional Banking Index	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	1,947	617	—	617
KKR & Co. LP	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	42	51,841	—	51,841
Knight-Swift Transportation Holdings, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	5	24,998	—	24,998
Koninklijke KPN NV	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	45	610	—	610
Marten Transport Ltd.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	4	5,569	—	5,569
Merck & Co., Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	46	85,668	—	85,668
MSCI Daily Total Return Gross EMU USD	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	3,821	(142,920)	—	(142,920)
MSCI US Diversified Financial Index	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	1,864	(33,208)	—	(33,208)
MSCI USA High Dividend Yield Price Return USD Index	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	3,455	(89,277)	—	(89,277)
MSCI USA Minimum Volatility Gross Return USD Index	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	3,411	(82,161)	—	(82,161)
MSCI World Pharmaceuticals Net Total Return Index	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	9,944	(41,137)	—	(41,137)
NASDAQ Biotechnology Total Return Index	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	3,492	(98,965)	—	(98,965)
Navient Corp.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	156	(6,432)	—	(6,432)
NMI Holdings, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	73	24,185	—	24,185
Novartis AG	1M CHF LIBOR	Deutsche Bank AG (London)	05/10/20	26	10,091	—	10,091
Orange SA	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	129	(1,207)	—	(1,207)
PRA Group, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	306	(2,874)	—	(2,874)
Proximus NV	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	19	288	—	288
S&P 500 Index	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	2,224	(59,753)	—	(59,753)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

S&P 500 Pure Growth Total Return Index	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	$2,300	$(92,456)	$—	$(92,456)
S&P 500 Utilities Index	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	2,233	(12,028)	—	(12,028)
S&P Banks Select Industry Index	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	1,336	(6,213)	—	(6,213)
Sanne Group PLC	1M GBP LIBOR	Deutsche Bank AG (London)	05/10/20	52	(28,292)	—	(28,292)
Schneider National, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	3	2,343	—	2,343
Schroders PLC	1M GBP LIBOR	Deutsche Bank AG (London)	05/10/20	171	(6,831)	—	(6,831)
SEI Investments Co.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	734	(1,005)	—	(1,005)
State Street Corp.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	209	(11,732)	—	(11,732)
Synchrony Financial	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	802	97	—	97
T. Rowe Price Group, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	580	3,672	—	3,672
Telecom Italia SpA	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	60	2,291	—	2,291
Telefonica Deutschland Holding AG	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	16	431	—	431
Telefonica SA	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	168	618	—	618
TESARO, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	9	(78,521)	—	(78,521)
Verizon Communications, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	98	228,286	—	228,286
WisdomTree Investments, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	116	(155,191)	—	(155,191)
World Acceptance Corp.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	96	(42,348)	—	(42,348)
Intercontinental Exchange, Inc.	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	7	(5,045)	—	(5,045)
2U, Inc.	1.120%	JPMorgan Securities, Inc.	10/11/19 - 10/31/19	19	(125,730)	—	(125,730)
A2 Milk Co. Ltd.	1.959	JPMorgan Securities, Inc.	09/30/19 - 10/15/19	118	141,411	—	141,411
Aaron’s, Inc.	1.959	JPMorgan Securities, Inc.	08/14/19 - 08/26/19	17	(4,605)	—	(4,605)
Accenture PLC	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	1,272	(117,526)	—	(117,526)
Acom Co. Ltd.	1.020	JPMorgan Securities, Inc.	05/13/19 - 09/30/19	170	(2,582)	—	(2,582)
ACS Actividades de Construccion y Servicios SA	1.959	JPMorgan Securities, Inc.	07/27/18 - 07/26/19	18	(4,342)	—	(4,342)
Acuity Brands, Inc.		JPMorgan Securities, Inc.	01/31/20	3	27,163	—	27,163
Adecco Group AG	1.959	JPMorgan Securities, Inc.	04/15/19 - 01/09/20	5	8,803	—	8,803
Adient PLC	1.120	JPMorgan Securities, Inc.	01/31/20	8	32,033	—	32,033
Admiral Group PLC	1.120	JPMorgan Securities, Inc.	06/29/18 - 12/17/18	14	(7,272)	—	(7,272)
Advanced Energy Industries, Inc.	1.959	JPMorgan Securities, Inc.	10/11/19 - 10/30/19	10	4,390	—	4,390
Advanced Micro Devices, Inc.	1.120	JPMorgan Securities, Inc.	01/09/19 - 12/13/19	94	(149,140)	—	(149,140)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Advantest Corp.	1.020%	JPMorgan Securities, Inc.	08/16/19 - 09/30/19	$50		$(59,610)	$—	$(59,610)
Agios Pharmaceuticals, Inc.	0.760	JPMorgan Securities, Inc.	10/17/19	5		(31,131)	—	(31,131)
AGL Energy Ltd.	1.959	JPMorgan Securities, Inc.	03/18/19 - 10/18/19	20		(2,905)	—	(2,905)
Air France-KLM	1.959	JPMorgan Securities, Inc.	11/12/19 - 11/22/19	26		(12,260)	—	(12,260)
Air Lease Corp.	1.120	JPMorgan Securities, Inc.	09/09/19 - 09/26/19	20		23,535	—	23,535
Allegheny Technologies, Inc.	1.120	JPMorgan Securities, Inc.	01/21/20	6		5,951	—	5,951
Alliance Data Systems Corp.	1.959	JPMorgan Securities, Inc.	12/09/19 - 12/16/19	3		(43,340)	—	(43,340)
Alliant Energy Corp.	1.120	JPMorgan Securities, Inc.	01/31/20	4		1,245	—	1,245
Alnylam Pharmaceuticals, Inc.	1.120	JPMorgan Securities, Inc.	11/19/18 - 01/06/20	3		(5,535)	—	(5,535)
Alphabet, Inc. Class A	1.120	JPMorgan Securities, Inc.	12/13/19	—	*	(3,158)	—	(3,158)
Alphabet, Inc. Class C		JPMorgan Securities, Inc.	08/09/18	—	*	(19,713)	—	(19,713)
Altran Technologies SA	0.670	JPMorgan Securities, Inc.	02/03/20	5		(758)	—	(758)
Amazon.com, Inc.	1.120	JPMorgan Securities, Inc.	06/28/19 - 10/31/19	—	*	(64,570)	—	(64,570)
Ameren Corp.	1.959	JPMorgan Securities, Inc.	12/02/19	—	*	68	—	68
Amgen, Inc.	1.120	JPMorgan Securities, Inc.	09/09/19 - 10/17/19	2		(7,923)	—	(7,923)
AMS AG	1.070	JPMorgan Securities, Inc.	02/19/19 - 10/17/19	13		(9,381)	—	(9,381)
AmTrust Financial Services, Inc.	1.120	JPMorgan Securities, Inc.	03/29/19	39		(27,594)	—	(27,594)
ANA Holdings, Inc.	1.909	JPMorgan Securities, Inc.	10/02/19	5		(7,613)	—	(7,613)
ANGI Homeservices, Inc. Class A	(0.490)	JPMorgan Securities, Inc.	11/21/19 - 12/16/19	76		(45,425)	—	(45,425)
Anheuser Busch Inbev SA	0.970	JPMorgan Securities, Inc.	01/24/20	—	*	231	—	231
Anheuser-Busch InBev SA ADR	1.120	JPMorgan Securities, Inc.	03/18/19 - 10/31/19	3		2,014	—	2,014
Apple, Inc.	1.120	JPMorgan Securities, Inc.	03/29/19 - 10/17/19	2		18,414	—	18,414
Aqua America, Inc.		JPMorgan Securities, Inc.	01/31/20	16		1,362	—	1,362
ArcelorMittal	1.070	JPMorgan Securities, Inc.	05/22/19 - 10/17/19	13		(987)	—	(987)
ARRIS International PLC	1.959	JPMorgan Securities, Inc.	12/16/19	7		(1,487)	—	(1,487)
Aryzta AG	1.070	JPMorgan Securities, Inc.	04/29/19 - 02/03/20	26		284,849	—	284,849
Asahi Glass Co. Ltd.		JPMorgan Securities, Inc.	07/03/19	14		(4,835)	—	(4,835)
ASM Pacific Technology Ltd.	1.959	JPMorgan Securities, Inc.	09/11/19 - 11/12/19	40		(16,641)	—	(16,641)
ASML Holding NV	1.070	JPMorgan Securities, Inc.	08/14/19 - 02/03/20	2		(52,208)	—	(52,208)
Aspen Technology, Inc.	1.959	JPMorgan Securities, Inc.	01/08/20 - 01/31/20	2		4,915	—	4,915

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Associated Bancorp	1.973%	JPMorgan Securities, Inc.	01/31/20	$22	$(16,787)	$—	$(16,787)
ASX Ltd.	0.920	JPMorgan Securities, Inc.	01/09/20 - 02/03/20	13	(1,633)	—	(1,633)
AT&T, Inc.	1.959	JPMorgan Securities, Inc.	06/29/18 - 08/09/18	6	9,097	—	9,097
Atco Ltd. Class I	2.009	JPMorgan Securities, Inc.	04/25/19	5	5,677	—	5,677
Athenahealth, Inc.	1.120	JPMorgan Securities, Inc.	01/31/20	5	22,912	—	22,912
Atlassian Corp. PLC Class A	1.120	JPMorgan Securities, Inc.	01/31/20	5	3,326	—	3,326
Atmos Energy Corp.	1.120	JPMorgan Securities, Inc.	01/31/20	2	(1,196)	—	(1,196)
Aurubis AG	1.959	JPMorgan Securities, Inc.	06/17/19 - 12/11/19	9	54,015	—	54,015
Australia & New Zealand Banking Group Ltd.	0.920	JPMorgan Securities, Inc.	10/18/19	15	(7,987)	—	(7,987)
Autogrill SpA	1.959	JPMorgan Securities, Inc.	06/17/19 - 11/12/19	56	22,154	—	22,154
Avexis, Inc.	1.120	JPMorgan Securities, Inc.	10/17/19	3	(25,717)	—	(25,717)
Aviva PLC	1.934	JPMorgan Securities, Inc.	07/22/19 - 12/16/19	53	8,345	—	8,345
B&G Foods, Inc.		JPMorgan Securities, Inc.	01/23/19	14	15,417	—	15,417
Babcock International Group PLC	1.120	JPMorgan Securities, Inc.	12/04/19	90	7,385	—	7,385
Banca Generali SpA		JPMorgan Securities, Inc.	02/04/19 - 04/15/19	27	(79,781)	—	(79,781)
Banco BPM SpA	0.670	JPMorgan Securities, Inc.	03/15/19 - 01/22/20	223	(75,798)	—	(75,798)
Bank Leumi Le-Israel BM	2.559	JPMorgan Securities, Inc.	06/29/18 - 12/17/18	122	(14,287)	—	(14,287)
Bank of America Corp.	1.959	JPMorgan Securities, Inc.	10/17/19	4	5,503	—	5,503
Bank of Montreal		JPMorgan Securities, Inc.	01/23/20	3	(1,239)	—	(1,239)
Bank of Queensland Ltd.	0.920	JPMorgan Securities, Inc.	02/03/20	37	(4,114)	—	(4,114)
Bankia SA	1.959	JPMorgan Securities, Inc.	12/16/19 - 01/06/20	25	(3,680)	—	(3,680)
BCE, Inc.	1.959	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	8	4,352	—	4,352
Berkshire Hathaway, Inc. Class B	1.120	JPMorgan Securities, Inc.	10/17/19	2	(14,742)	—	(14,742)
Best Buy Co., Inc.	1.959	JPMorgan Securities, Inc.	08/02/19 - 10/17/19	18	23,275	—	23,275
Bezeq The Israeli Telecommunication Corp. Ltd.	2.559	JPMorgan Securities, Inc.	12/04/19 - 01/06/20	180	25,886	—	25,886
BHP Billiton Ltd.	0.920	JPMorgan Securities, Inc.	08/09/18 - 01/09/20	13	(2,196)	—	(2,196)
Bio-Rad Laboratories, Inc. Class A	1.959	JPMorgan Securities, Inc.	04/11/19	1	4,452	—	4,452
Biogen, Inc.	1.959	JPMorgan Securities, Inc.	02/07/19 - 10/17/19	1	15,693	—	15,693
BlackBerry Ltd.	1.959	JPMorgan Securities, Inc.	08/26/19 - 09/26/19	66	(52,097)	—	(52,097)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Bluebird Bio, Inc.	1.120%	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	$2		$(72,884)	$—	$(72,884)
Blueprint Medicines Corp	1.120	JPMorgan Securities, Inc.	01/06/20	1		(265)	—	(265)
BlueScope Steel Ltd.	1.959	JPMorgan Securities, Inc.	05/23/19 - 02/03/20	35		(14,582)	—	(14,582)
Boliden AB	1.959	JPMorgan Securities, Inc.	09/26/19 - 11/22/19	28		(9,051)	—	(9,051)
Bollore SA	1.070	JPMorgan Securities, Inc.	05/17/19 - 06/28/19	42		(7,637)	—	(7,637)
	1.070	JPMorgan Securities, Inc.	10/07/19	—	*	(78)	—	(78)
Bombardier, Inc. Class B	1.120	JPMorgan Securities, Inc.	07/05/18 - 10/17/19	518		(229,001)	—	(229,001)
Boohoo.com PLC	1.120	JPMorgan Securities, Inc.	09/27/19 - 10/18/19	224		(10,010)	—	(10,010)
BP PLC ADR	1.959	JPMorgan Securities, Inc.	07/11/19 - 10/17/19	9		(4,804)	—	(4,804)
Brembo SpA	1.070	JPMorgan Securities, Inc.	05/31/19 - 06/28/19	24		(6,245)	—	(6,246)
Bright Horizons Family Solutions, Inc.	1.120	JPMorgan Securities, Inc.	01/08/20 - 01/21/20	2		(5,394)	—	(5,394)
Brighthouse Financial, Inc.	1.958	JPMorgan Securities, Inc.	01/21/20	8		293	—	293
Bristol-Myers Squibb Co.	1.120	JPMorgan Securities, Inc.	11/12/19	4		1,184	—	1,184
BRP, Inc./CA Sub Voting		JPMorgan Securities, Inc.	10/17/19 - 10/30/19	25		97,019	—	97,019
Bruker Corp.	1.959	JPMorgan Securities, Inc.	07/16/18 - 09/27/18	29		31,741	—	31,741
BT Group PLC	1.934	JPMorgan Securities, Inc.	10/17/19	99		3,205	—	3,205
BTG PLC	1.934	JPMorgan Securities, Inc.	06/29/18 - 06/05/19	100		40,434	—	40,434
Burberry Group PLC	1.934	JPMorgan Securities, Inc.	07/22/19 - 12/04/19	15		(22,920)	—	(22,920)
Burford Capital Ltd.	1.120	JPMorgan Securities, Inc.	11/22/19	8		(12,992)	—	(12,992)
Cable One, Inc.	1.120	JPMorgan Securities, Inc.	11/21/19	—	*	1,646	—	1,646
CACI International, Inc. Class A	1.959	JPMorgan Securities, Inc.	12/05/18 - 12/24/18	7		(6,815)	—	(6,815)
Cadence Design Systems, Inc.	1.959	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	9		(425)	—	(425)
Calbee, Inc.	1.020	JPMorgan Securities, Inc.	11/13/19 - 01/14/20	19		(27,039)	—	(27,039)
Callon Petroleum Co.	1.120	JPMorgan Securities, Inc.	12/24/18 - 01/09/19	9		12,599	—	12,599
Cameco Corp.		JPMorgan Securities, Inc.	11/12/19	73		47,875	—	47,875
Campbell Soup Co.	1.959	JPMorgan Securities, Inc.	10/17/19	8		8,738	—	8,738
Camping World Holdings, Inc. Class A	1.120	JPMorgan Securities, Inc.	09/09/19 - 01/06/20	8		652	—	652
Canada Goose Holdings, Inc.	(0.280)	JPMorgan Securities, Inc.	01/31/20	13		(12,062)	—	(12,062)
Canadian Natl Railway Co	2.023	JPMorgan Securities, Inc.	10/17/19 - 01/31/20	1		218	—	218

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Canadian Natl Railway Co.	2.023%	JPMorgan Securities, Inc.	10/17/19 - 01/31/20	$4		$(4,159)	$—	$(4,159)
Canadian Utilities Ltd. Class A	2.009	JPMorgan Securities, Inc.	03/18/19 - 01/06/20	12		8,509	—	8,509
Canon Marketing Japan, Inc.	1.909	JPMorgan Securities, Inc.	07/24/19 - 08/05/19	38		16,098	—	16,098
Canon, Inc.		JPMorgan Securities, Inc.	10/21/19	10		19,914	—	19,914
Capita PLC	1.120	JPMorgan Securities, Inc.	07/16/18 - 10/19/18	164		463,465	—	463,465
CarMax, Inc.		JPMorgan Securities, Inc.	01/21/20	1		(602)	—	(602)
Casey’s General Stores, Inc.	1.120	JPMorgan Securities, Inc.	12/19/19	6		8,821	—	8,821
CCL Industries, Inc. Class B	1.120	JPMorgan Securities, Inc.	06/10/19 - 07/22/19	22		(48,051)	—	(48,051)
Celgene Corp.	1.959	JPMorgan Securities, Inc.	11/21/19 - 01/06/20	3		(12,261)	—	(12,261)
Centene Corp.	1.959	JPMorgan Securities, Inc.	08/02/19 - 08/26/19	6		2,264	—	2,264
Centennial Resource Development, Inc. Class A	0.885	JPMorgan Securities, Inc.	12/17/18 - 06/28/19	42		(5,053)	—	(5,053)
CenterPoint Energy, Inc.	1.959	JPMorgan Securities, Inc.	03/18/19 - 01/06/20	10		6,947	—	6,947
Centrica PLC	1.934	JPMorgan Securities, Inc.	04/11/19 - 01/06/20	547		(9,150)	—	(9,150)
CGI Group, Inc. Class A	2.009	JPMorgan Securities, Inc.	08/09/18 - 10/17/19	5		19,372	—	19,372
Charles River Laboratories International, Inc.	1.959	JPMorgan Securities, Inc.	05/30/19 - 01/31/20	4		(12,112)	—	(12,112)
Check Point Software Technologies Ltd.	1.120	JPMorgan Securities, Inc.	04/11/19 - 01/08/20	3		1,182	—	1,182
Chemical Financial Corp.	0.895	JPMorgan Securities, Inc.	09/14/18 - 05/23/19	18		(43,904)	—	(43,904)
Cheniere Energy, Inc.	1.120	JPMorgan Securities, Inc.	06/29/18 - 10/31/19	25		(53,308)	—	(53,308)
Chevron Corp.	1.959	JPMorgan Securities, Inc.	07/06/18 - 10/17/19	3		(22,285)	—	(22,285)
Chocoladefabriken Lindt & Spruengli AG	1.070	JPMorgan Securities, Inc.	10/31/18 - 10/15/19	—	*	(31,065)	—	(31,065)
Cirrus Logic, Inc.	1.959	JPMorgan Securities, Inc.	08/14/19 - 01/31/20	18		(48,239)	—	(48,239)
Cisco Systems, Inc.	1.120	JPMorgan Securities, Inc.	12/13/19	3		(987)	—	(987)
CK Infrastructure Holdings Ltd.	1.959	JPMorgan Securities, Inc.	10/18/19	41		18,977	—	18,977
Clovis Oncology, Inc.	1.120	JPMorgan Securities, Inc.	06/28/19 - 01/06/20	5		(3,055)	—	(3,055)
CLP Holdings Ltd.	1.959	JPMorgan Securities, Inc.	06/29/18 - 10/18/19	36		3,656	—	3,656
CNH Industrial NV		JPMorgan Securities, Inc.	07/05/18	24		(8,998)	—	(8,998)
Coca-Cola Amatil Ltd.	1.959	JPMorgan Securities, Inc.	08/09/18 - 06/11/19	26		6,809	—	6,809
Coca-Cola European Partners PLC		JPMorgan Securities, Inc.	12/09/19	2		(3,022)	—	(3,022)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Cogeco Communications, Inc.	2.009%	JPMorgan Securities, Inc.	08/14/19 - 11/12/19	$10	$(35,005)	$—	$(35,005)
Coherent, Inc.	1.120	JPMorgan Securities, Inc.	03/06/19 - 11/12/19	1	50,371	—	50,371
Comcast Corp. Class A	1.959	JPMorgan Securities, Inc.	02/25/19 - 01/23/20	8	555	—	555
Commonwealth Bank of Australia	0.920	JPMorgan Securities, Inc.	03/18/19 - 01/09/20	8	1,226	—	1,226
Constellation Software, Inc.	2.009	JPMorgan Securities, Inc.	06/29/18 - 12/13/19	3	159,648	—	159,648
Consumer Discretionary Select Sector SPDR Fund	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	1,264	(176,072)	—	(176,072)
Consumer Staples Select Sector SPDR Fund	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	1,315	(73,224)	—	(73,224)
Copart, Inc.	1.961	JPMorgan Securities, Inc.	01/23/20	6	(7,701)	—	(7,701)
Core Laboratories NV		JPMorgan Securities, Inc.	01/21/20	5	22,377	—	22,377
Cosmo Energy Holdings Co. Ltd.	1.909	JPMorgan Securities, Inc.	01/14/20 - 02/03/20	9	(13,258)	—	(13,258)
Cotiviti Holdings, Inc.	1.120	JPMorgan Securities, Inc.	09/26/19 - 01/08/20	7	(4,596)	—	(4,596)
Coty, Inc. Class A	1.120	JPMorgan Securities, Inc.	10/19/18 - 11/12/19	24	21,922	—	21,922
Cree, Inc.	1.120	JPMorgan Securities, Inc.	10/30/19	21	40,784	—	40,784
Crescent Point Energy Corp.		JPMorgan Securities, Inc.	06/29/18 - 01/06/20	137	(155,367)	—	(155,367)
CTS Eventim AG & Co. KGaA	1.959	JPMorgan Securities, Inc.	12/04/19	16	34,540	—	34,540
CVR Energy, Inc.	1.959	JPMorgan Securities, Inc.	01/13/20 - 01/23/20	9	(18,378)	—	(18,378)
Cypress Semiconductor Corp.	1.120	JPMorgan Securities, Inc.	01/31/20	21	2,101	—	2,101
Daimler AG	1.070	JPMorgan Securities, Inc.	08/28/19 - 10/17/19	5	(14,117)	—	(14,117)
Davide Campari-Milano SpA	1.070	JPMorgan Securities, Inc.	07/11/19	26	(9,360)	—	(9,360)
Deluxe Corp.	1.973	JPMorgan Securities, Inc.	01/31/20	8	(14,635)	—	(14,635)
Denso Corp.	1.020	JPMorgan Securities, Inc.	12/16/19	1	839	—	839
DENTSPLY SIRONA, Inc.		JPMorgan Securities, Inc.	09/09/19	11	39,432	—	39,432
Deutsche Bank AG	1.070	JPMorgan Securities, Inc.	08/02/19 - 10/17/19	22	1,457	—	1,457
Deutsche Lufthansa AG	1.959	JPMorgan Securities, Inc.	07/11/19	25	(27,006)	—	(27,006)
DexCom, Inc.	1.120	JPMorgan Securities, Inc.	08/14/19 - 01/21/20	10	(4,579)	—	(4,579)
Dfds A/S	1.959	JPMorgan Securities, Inc.	06/17/19 - 08/26/19	8	11,637	—	11,637
Diageo PLC	1.934	JPMorgan Securities, Inc.	05/07/19 - 10/17/19	5	(118)	—	(118)
Diamondback Energy, Inc.	1.120	JPMorgan Securities, Inc.	04/25/19 - 07/11/19	2	8,884	—	8,884
DMG Mori Co. Ltd.	1.925	JPMorgan Securities, Inc.	02/03/20	6	(4,443)	—	(4,443)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Domino’s Pizza Enterprises Ltd.	0.920%	JPMorgan Securities, Inc.	06/29/18 - 07/11/19	$27		$(81,888)	$—	$(81,888)
Dunkin’ Brands Group, Inc.		JPMorgan Securities, Inc.	11/12/19	7		(9,622)	—	(9,622)
Easyjet PLC	1.120	JPMorgan Securities, Inc.	09/27/19 - 10/31/19	41		(113,841)	—	(113,841)
Ebara Corp.	1.925	JPMorgan Securities, Inc.	02/03/20	5		(4,683)	—	(4,683)
Element Financial Corp.		JPMorgan Securities, Inc.	06/29/18 - 12/05/18	110		96,471	—	96,471
Elisa Oyj	1.959	JPMorgan Securities, Inc.	12/16/19	—	*	874	—	874
Ellie Mae, Inc.	1.120	JPMorgan Securities, Inc.	04/29/19 - 05/10/19	10		16,763	—	16,763
EMCOR Group, Inc.	1.959	JPMorgan Securities, Inc.	11/12/19 - 01/23/20	13		(25,347)	—	(25,347)
Empire Co. Ltd. Class A	2.009	JPMorgan Securities, Inc.	07/11/19	52		(14,393)	—	(14,393)
Encompass Health Corp.	1.959	JPMorgan Securities, Inc.	10/17/19	8		19,213	—	19,213
Endesa SA	1.959	JPMorgan Securities, Inc.	03/29/19	5		2,727	—	2,727
Envision Healthcare Corp.	1.120	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	9		(1,217)	—	(1,217)
Equifax, Inc.	1.120	JPMorgan Securities, Inc.	10/11/19 - 12/16/19	5		(18,219)	—	(18,219)
Eramet	1.962	JPMorgan Securities, Inc.	01/22/20	—	*	(2,590)	—	(2,590)
Eurofins Scientific SE	1.070	JPMorgan Securities, Inc.	09/27/18 - 09/27/19	1		(18,123)	—	(18,123)
Evercore Partners, Inc. Class A	1.959	JPMorgan Securities, Inc.	08/02/19	2		11,510	—	11,510
Evraz PLC	1.934	JPMorgan Securities, Inc.	01/23/19 - 04/29/19	192		19,864	—	19,864
Exact Sciences Corp.	1.120	JPMorgan Securities, Inc.	10/17/19	1		4,135	—	4,135
Exelixis, Inc.	1.959	JPMorgan Securities, Inc.	09/27/18 - 10/17/19	15		2,983	—	2,983
EXOR NV	1.070	JPMorgan Securities, Inc.	11/22/19	1		(7,096)	—	(7,096)
Exxon Mobil Corp.	1.959	JPMorgan Securities, Inc.	07/06/18 - 10/17/19	4		1,293	—	1,293
F5 Networks, Inc.	1.959	JPMorgan Securities, Inc.	11/12/19 - 01/06/20	9		41,746	—	41,746
Facebook, Inc. Class A	1.120	JPMorgan Securities, Inc.	08/02/19 - 10/17/19	2		1,846	—	1,846
Fair Isaac Corp.		JPMorgan Securities, Inc.	01/08/20	1		9,583	—	9,583
Fast Retailing Co. Ltd.	1.909	JPMorgan Securities, Inc.	10/21/19	1		26,239	—	26,239
Federated Investors, Inc. Class B	1.959	JPMorgan Securities, Inc.	10/17/19	12		(4,072)	—	(4,072)
First Citizens BancShares, Inc. Class A	1.959	JPMorgan Securities, Inc.	10/09/18 - 11/13/18	2		(46,235)	—	(46,235)
First Quantum Minerals Ltd.	1.120	JPMorgan Securities, Inc.	03/18/19 - 06/28/19	45		25,619	—	25,619
FleetCor Technologies, Inc.	1.120	JPMorgan Securities, Inc.	07/16/18 - 10/30/19	3		(31,773)	—	(31,773)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Fletcher Building Ltd.	0.920%	JPMorgan Securities, Inc.	10/15/19 - 01/09/20	$105		$(32,053)	$—	$(32,053)
Floor & Decor Holdings, Inc. Class A	1.120	JPMorgan Securities, Inc.	12/13/19	8		570	—	570
Flowserve Corp.	1.120	JPMorgan Securities, Inc.	07/11/19 - 08/26/19	23		(36,558)	—	(36,558)
Flughafen Zuerich AG	1.962	JPMorgan Securities, Inc.	01/22/20	1		4,354	—	4,354
Foot Locker, Inc.	1.959	JPMorgan Securities, Inc.	10/10/19 - 11/22/19	8		26,401	—	26,401
Fortescue Metals Group Ltd.	1.959	JPMorgan Securities, Inc.	12/20/19 - 01/22/20	146		(15,811)	—	(15,811)
Freenet AG	1.070	JPMorgan Securities, Inc.	08/26/19 - 10/15/19	26		(12,120)	—	(12,120)
Fujitsu Ltd.	1.909	JPMorgan Securities, Inc.	07/02/18 - 01/14/20	101		(5,268)	—	(5,268)
Fukuoka Financial Group, Inc.	0.670	JPMorgan Securities, Inc.	05/20/19 - 11/25/19	234		73,941	—	73,941
Furukawa Electric Co. Ltd.	1.909	JPMorgan Securities, Inc.	08/05/19 - 09/30/19	5		5,729	—	5,729
Galapagos NV ADR	0.870	JPMorgan Securities, Inc.	01/13/20	—	*	(2,467)	—	(2,467)
Galp Energia SGPS SA	1.959	JPMorgan Securities, Inc.	10/17/19	20		(9,326)	—	(9,326)
GEDI Gruppo Editoriale SpA	1.959	JPMorgan Securities, Inc.	07/05/19	—	*	(14)	—	(14)
Global Payments, Inc.	1.120	JPMorgan Securities, Inc.	08/09/18 - 10/17/19	4		(28,239)	—	(28,239)
GMO Payment Gateway, Inc.	(1.330)	JPMorgan Securities, Inc.	01/14/20 - 01/16/20	8		(4,782)	—	(4,782)
GN Store Nord A/S	1.959	JPMorgan Securities, Inc.	10/31/18 - 10/31/19	39		52,153	—	52,153
GoDaddy, Inc. Class A	1.120	JPMorgan Securities, Inc.	11/12/19	13		(49,938)	—	(49,939)
Golar LNG Ltd.	0.625	JPMorgan Securities, Inc.	01/08/20	21		42,949	—	42,949
Graco, Inc.	1.959	JPMorgan Securities, Inc.	08/02/19 - 01/02/20	12		(1,453)	—	(1,453)
Greif, Inc. Class A	1.959	JPMorgan Securities, Inc.	12/16/19	9		(25,884)	—	(25,884)
Guidewire Software, Inc.		JPMorgan Securities, Inc.	12/16/19	10		(22,273)	—	(22,273)
H Lundbeck A/S	1.959	JPMorgan Securities, Inc.	06/29/18 - 11/13/18	14		2,565	—	2,565
H&R Block, Inc.	1.959	JPMorgan Securities, Inc.	03/06/19 - 11/12/19	15		6,373	—	6,373
Haemonetics Corp.	1.959	JPMorgan Securities, Inc.	12/02/19 - 01/21/20	10		(507)	—	(507)
Haitong International Securities Group Ltd.	1.959	JPMorgan Securities, Inc.	11/12/19	108		7,832	—	7,832
Halliburton Co.	1.120	JPMorgan Securities, Inc.	01/23/20	6		(6,403)	—	(6,403)
Halma PLC	1.120	JPMorgan Securities, Inc.	01/09/20 - 02/03/20	16		(6,376)	—	(6,376)
Hamamatsu Photonics KK	1.020	JPMorgan Securities, Inc.	07/27/18 - 01/15/19	3		(1,897)	—	(1,897)
Hanesbrands, Inc.		JPMorgan Securities, Inc.	01/21/20	29		10,530	—	10,530
Hargreaves Lansdown PLC		JPMorgan Securities, Inc.	02/03/20	22		3,826	—	3,826
Harmonic Drive Systems, Inc.	(5.830)	JPMorgan Securities, Inc.	05/30/19 - 01/10/20	18		(77,529)	—	(77,529)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Haseko Corp.	1.909%	JPMorgan Securities, Inc.	06/28/19 - 07/24/19	$63		$(27,547)	$—	$(27,547)
HCA Healthcare, Inc.	1.959	JPMorgan Securities, Inc.	09/09/19 - 10/17/19	3		48,303	—	48,303
HCA Holdings, Inc.	1.959	JPMorgan Securities, Inc.	09/09/19 - 10/17/19	8		109,845	—	109,845
HD Supply Holdings, Inc.	1.959	JPMorgan Securities, Inc.	12/13/19	9		(648)	—	(648)
Health and Happiness H&H International Holdings Ltd.	1.962	JPMorgan Securities, Inc.	01/22/20	20		14,582	—	14,582
Health Care Select Sector SPDR Fund	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	785		(60,743)	—	(60,743)
Healthcare Services Group, Inc.	1.120	JPMorgan Securities, Inc.	01/08/20	2		(4,983)	—	(4,983)
HealthEquity, Inc.	1.973	JPMorgan Securities, Inc.	01/31/20	—	*	(362)	—	(362)
Healthscope Ltd.	0.920	JPMorgan Securities, Inc.	06/29/18 - 03/04/19	675		5,093	—	5,093
Hennes & Mauritz AB B Shares	0.920	JPMorgan Securities, Inc.	01/07/20 - 01/22/20	18		(32,788)	—	(32,788)
Hera SpA	1.959	JPMorgan Securities, Inc.	10/18/19 - 11/12/19	151		(361)	—	(361)
Hexagon AB B Shares	0.920	JPMorgan Securities, Inc.	08/14/19 - 12/11/19	4		(20,736)	—	(20,736)
Hong Kong & China Gas Co. Ltd.	1.959	JPMorgan Securities, Inc.	10/18/19	111		1,012	—	1,012
Hopewell Holdings Ltd.	1.962	JPMorgan Securities, Inc.	01/22/20	6		(1,077)	—	(1,077)
Howden Joinery Group PLC	1.934	JPMorgan Securities, Inc.	07/11/19 - 10/17/19	65		28,918	—	28,918
Hoya Corp.	1.909	JPMorgan Securities, Inc.	09/06/18 - 12/16/19	7		1,310	—	1,310
HSBC Holdings PLC	0.920	JPMorgan Securities, Inc.	10/31/19 - 02/03/20	11		192	—	192
	1.120	JPMorgan Securities, Inc.	10/31/19 - 02/03/20	7		(37)	—	(37)
HubSpot, Inc.	1.973	JPMorgan Securities, Inc.	01/31/20	6		(19,564)	—	(19,564)
Huhtamaki Oyj	0.920	JPMorgan Securities, Inc.	02/03/20	8		(5,176)	—	(5,176)
Humana Inc	1.959	JPMorgan Securities, Inc.	01/06/20	1		14,013	—	14,013
Husky Energy, Inc.	2.009	JPMorgan Securities, Inc.	11/19/18 - 12/02/19	89		(18,710)	—	(18,710)
IAC/InterActive Corp.	1.959	JPMorgan Securities, Inc.	08/02/19 - 10/11/19	6		68,384	—	68,384
Iberdrola SA	1.959	JPMorgan Securities, Inc.	12/04/19 - 12/16/19	46		16,772	—	16,772
IBERDROLA SA	1.959	JPMorgan Securities, Inc.	01/16/20	46		624	—	624
iBoxx USD Liquid High Yield Index	3M USD LIBOR	JPMorgan Securities, Inc.	03/20/18	7,048		(29,140)	—	(29,140)
ICU Medical, Inc.	1.000	JPMorgan Securities, Inc.	08/28/19 - 01/08/20	4		(26,439)	—	(26,439)
II-VI Inc	1.120	JPMorgan Securities, Inc.	12/02/19	7		55,848	—	55,848
Iluka Resources Ltd.	1.975	JPMorgan Securities, Inc.	02/03/20	42		1,345	—	1,345

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Imperial Oil Ltd.	2.009%	JPMorgan Securities, Inc.	03/29/19 - 10/17/19	$12		$2,062	$—	$2,062
Inchcape PLC		JPMorgan Securities, Inc.	02/03/20	12		(291)	—	(291)
Incitec Pivot Ltd.	0.920	JPMorgan Securities, Inc.	06/29/18 - 10/15/19	63		1,274	—	1,274
Indivior PLC	1.934	JPMorgan Securities, Inc.	09/27/19 - 12/11/19	212		33,114	—	33,114
Industria de Diseno Textil SA		JPMorgan Securities, Inc.	10/17/19	—	*	411	—	411
Industrial Select Sector SPDR Fund	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	934		(108,851)	—	(108,851)
Ingenico Group SA	1.070	JPMorgan Securities, Inc.	12/11/19	5		(16,712)	—	(16,712)
Ingevity Corp.	1.959	JPMorgan Securities, Inc.	11/12/19 - 12/16/19	3		(8,044)	—	(8,044)
Inmarsat PLC	1.120	JPMorgan Securities, Inc.	08/27/19 - 01/22/20	22		9,402	—	9,402
Intact Financial Corp.	0.670	JPMorgan Securities, Inc.	12/09/19 - 01/08/20	4		(10,729)	—	(10,729)
Integra LifeSciences Holdings Corp.	1.120	JPMorgan Securities, Inc.	11/12/19	18		(38,351)	—	(38,351)
Intel Corp.	1.120	JPMorgan Securities, Inc.	10/10/19 - 10/17/19	9		(43,491)	—	(43,491)
International Consolidated Airlines Group SA	1.934	JPMorgan Securities, Inc.	04/15/19 - 10/17/19	157		9,896	—	9,896
International Game Technology PLC		JPMorgan Securities, Inc.	01/21/20	10		15,808	—	15,808
Intertek Group PLC	1.934	JPMorgan Securities, Inc.	07/11/19 - 10/17/19	5		4,726	—	4,726
Interxion Holding NV	1.120	JPMorgan Securities, Inc.	05/10/19 - 10/17/19	24		(98,282)	—	(98,282)
Intuit, Inc.	1.959	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	2		12,777	—	12,777
ISS A/S	1.959	JPMorgan Securities, Inc.	06/29/18 - 10/17/19	32		20,144	—	20,144
Itt, Inc.	1.959	JPMorgan Securities, Inc.	10/17/19 - 12/09/19	11		12,566	—	12,566
ITV PLC	1.120	JPMorgan Securities, Inc.	08/27/19 - 11/22/19	429		(44,330)	—	(44,330)
Jacobs Engineering Group, Inc.	1.959	JPMorgan Securities, Inc.	10/17/19	1		(53)	—	(53)
Janus Henderson Group PLC	0.920	JPMorgan Securities, Inc.	02/03/20	4		2,644	—	2,644
Japan Post Bank Co. Ltd.	1.909	JPMorgan Securities, Inc.	11/05/19	29		(227)	—	(227)
Japan Post Holdings Co. Ltd.	1.909	JPMorgan Securities, Inc.	12/05/19 - 12/16/19	8		1,766	—	1,766
Japan Post Insurance Co. Ltd.	1.909	JPMorgan Securities, Inc.	11/05/19	1		1,236	—	1,236
Japan Tobacco, Inc.	1.909	JPMorgan Securities, Inc.	08/05/19 - 10/21/19	11		13,753	—	13,753
Jazz Pharmaceuticals PLC	1.973	JPMorgan Securities, Inc.	12/02/19 - 01/31/20	4		(20,998)	—	(20,998)
JD Sports Fashion PLC	1.934	JPMorgan Securities, Inc.	11/28/18 - 09/27/19	191		83,245	—	83,245
Jeronimo Martins SGPS SA		JPMorgan Securities, Inc.	08/09/18	11		15,111	—	15,111

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

JetBlue Airways Corp.	1.959%	JPMorgan Securities, Inc.	08/02/19 - 11/21/19	$17		$(25,885)	$—	$(25,885)
John Bean Technologies Corp.	1.120	JPMorgan Securities, Inc.	10/17/19 - 01/21/20	—	*	(1,355)	—	(1,355)
John Wiley & Sons, Inc. Class A	1.959	JPMorgan Securities, Inc.	07/11/19 - 07/22/19	16		(26,360)	—	(26,360)
Johnson & Johnson	1.120	JPMorgan Securities, Inc.	08/14/19 - 10/17/19	3		17,654	—	17,654
JTEKT Corp.	1.909	JPMorgan Securities, Inc.	07/17/18 - 08/05/19	52		(23,394)	—	(23,394)
Juniper Networks, Inc.	1.959	JPMorgan Securities, Inc.	11/21/19 - 01/23/20	12		(30,946)	—	(30,946)
Jupiter Fund Management PLC	1.934	JPMorgan Securities, Inc.	07/22/19 - 10/17/19	47		23,473	—	23,473
K&S AG	(1.080)	JPMorgan Securities, Inc.	06/10/19 - 01/22/20	20		(36,677)	—	(36,677)
K’s Holdings Corp.	1.909	JPMorgan Securities, Inc.	12/18/19	11		11,517	—	11,517
Kakaku.com, Inc.	1.909	JPMorgan Securities, Inc.	10/21/19 - 12/24/19	54		20,973	—	20,973
Kansai Paint Co. Ltd.	1.020	JPMorgan Securities, Inc.	11/13/19 - 12/12/19	34		75,061	—	75,061
Kao Corp.		JPMorgan Securities, Inc.	06/28/19 - 11/13/19	1		3,307	—	3,307
KAZ Minerals PLC	1.120	JPMorgan Securities, Inc.	07/22/19 - 11/22/19	34		41,960	—	41,960
KDDI Corp.	1.909	JPMorgan Securities, Inc.	10/21/19 - 12/05/19	12		671	—	671
Keihan Holdings Co. Ltd.		JPMorgan Securities, Inc.	10/02/19	32		(32,859)	—	(32,859)
Keikyu Corp.	1.020	JPMorgan Securities, Inc.	10/02/19 - 01/14/20	33		4,651	—	4,651
Keyence Corp.		JPMorgan Securities, Inc.	12/05/19	1		(12,574)	—	(12,574)
Keyera Corp.		JPMorgan Securities, Inc.	08/07/18 - 12/16/19	30		27,274	—	27,274
Keysight Technologies, Inc.	1.120	JPMorgan Securities, Inc.	07/11/19 - 10/17/19	7		(11,880)	—	(11,880)
Kindred Group PLC	1.959	JPMorgan Securities, Inc.	12/04/19	2		2,768	—	2,768
Kingfisher PLC		JPMorgan Securities, Inc.	12/04/19	54		16,236	—	16,236
Kirby Corp.	1.120	JPMorgan Securities, Inc.	10/30/19 - 11/21/19	14		(10,990)	—	(10,990)
Kirin Holdings Co. Ltd.	1.909	JPMorgan Securities, Inc.	03/18/19 - 12/05/19	21		4,693	—	4,693
Konami Holdings Corp.	1.909	JPMorgan Securities, Inc.	07/02/18 - 05/01/19	20		8,704	—	8,704
Kronos Worldwide, Inc.	1.959	JPMorgan Securities, Inc.	11/12/19 - 01/31/20	12		(6,322)	—	(6,322)
L’Oreal SA	1.070	JPMorgan Securities, Inc.	08/14/19	—	*	(1,796)	—	(1,796)
Laureate Education, Inc. Class A	1.120	JPMorgan Securities, Inc.	01/21/20 - 01/22/20	27		22,812	—	22,812
Lazard Ltd. Class A	1.959	JPMorgan Securities, Inc.	11/13/18	17		21,616	—	21,616
Legg Mason, Inc.	1.959	JPMorgan Securities, Inc.	10/17/19	9		404	—	404
LendingTree, Inc.	0.720	JPMorgan Securities, Inc.	01/21/20	—	*	(439)	—	(439)
Lennar Corp.	1.120	JPMorgan Securities, Inc.	11/27/19	—	*	713	—	713

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Lennar Corp. Class A	1.120%	JPMorgan Securities, Inc.	10/17/19	$6	$45,236	$—	$45,236
Lenzing AG	1.959	JPMorgan Securities, Inc.	05/23/19 - 09/27/19	3	(6,184)	—	(6,184)
Liberty Broadband Corp.	1.120	JPMorgan Securities, Inc.	06/29/18 - 10/31/19	4	(22,701)	—	(22,701)
Liberty Latin America Ltd.	1.959	JPMorgan Securities, Inc.	09/09/19 - 11/12/19	28	56,640	—	56,640
Liberty Media Corp-Liberty Formula One	0.135	JPMorgan Securities, Inc.	06/05/19	28	(109,798)	—	(109,798)
Linamar Corp.	2.009	JPMorgan Securities, Inc.	07/22/19 - 09/09/19	16	909	—	909
Lincoln National Corp.	1.958	JPMorgan Securities, Inc.	10/17/19 - 01/21/20	8	(679)	—	(679)
LINE Corp.	(1.830)	JPMorgan Securities, Inc.	12/05/19	5	(5,377)	—	(5,377)
Lion Corp.	1.909	JPMorgan Securities, Inc.	07/06/18 - 08/10/18	6	(138)	—	(138)
Littelfuse, Inc.	1.120	JPMorgan Securities, Inc.	11/21/19 - 12/02/19	4	(58,172)	—	(58,172)
Live Nation Entertainment, Inc.	1.959	JPMorgan Securities, Inc.	06/05/19 - 01/23/20	18	23,523	—	23,523
Logitech International SA Class A	1.959	JPMorgan Securities, Inc.	08/09/18 - 10/09/18	8	54,470	—	54,469
Loomis AB Class B	1.959	JPMorgan Securities, Inc.	11/22/19 - 01/07/20	27	(45,135)	—	(45,135)
Louisiana-Pacific Corp.	1.959	JPMorgan Securities, Inc.	02/19/19 - 01/06/20	14	19,919	—	19,919
Lowe’s Cos., Inc.	1.959	JPMorgan Securities, Inc.	10/17/19 - 12/16/19	4	41,347	—	41,347
Lululemon Athletica, Inc.	1.959	JPMorgan Securities, Inc.	12/02/19	12	(9,566)	—	(9,566)
Lumentum Holdings, Inc.	1.120	JPMorgan Securities, Inc.	06/10/19 - 12/02/19	17	116,078	—	116,078
Lundin Mining Corp.	2.011	JPMorgan Securities, Inc.	01/27/20	40	16,577	—	16,577
M3, Inc.	1.020	JPMorgan Securities, Inc.	02/21/19 - 11/25/19	1	(1,218)	—	(1,218)
MACOM Technology Solutions Holdings, Inc.	1.120	JPMorgan Securities, Inc.	03/04/19 - 06/17/19	26	136,302	—	136,302
Macquarie Group Ltd.	0.920	JPMorgan Securities, Inc.	05/30/19 - 01/22/20	13	(34,188)	—	(34,188)
Macy’s Inc	1.959	JPMorgan Securities, Inc.	12/16/19 - 01/08/20	8	(3,017)	—	(3,017)
Magna International, Inc.	2.009	JPMorgan Securities, Inc.	06/29/18 - 12/16/19	11	(5,095)	—	(5,095)
Mallinckrodt PLC	1.959	JPMorgan Securities, Inc.	04/11/19 - 10/17/19	10	(50,447)	—	(50,447)
Manhattan Associates, Inc.	1.959	JPMorgan Securities, Inc.	05/30/19 - 12/16/19	20	15,461	—	15,461
ManpowerGroup, Inc.	1.959	JPMorgan Securities, Inc.	09/04/18 - 10/19/18	8	10,583	—	10,583
Maple Leaf Foods, Inc.	2.009	JPMorgan Securities, Inc.	03/04/19 - 03/18/19	36	38,679	—	38,679
Marathon Oil Corp.	1.959	JPMorgan Securities, Inc.	10/17/19 - 01/08/20	62	(26,499)	—	(26,499)
Marine Harvest ASA	1.959	JPMorgan Securities, Inc.	03/15/19	11	4,469	—	4,469

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Martin Marietta Materials		JPMorgan Securities, Inc.	09/26/19	$—	*	$404	$—	$404
Marubeni Corp.	1.909%	JPMorgan Securities, Inc.	08/16/19 - 11/01/19	29		(2,453)	—	(2,453)
Marui Group Co. Ltd.	1.020	JPMorgan Securities, Inc.	07/02/18 - 12/05/19	58		10,312	—	10,312
Maruichi Steel Tube Ltd.	1.020	JPMorgan Securities, Inc.	07/02/18 - 01/15/19	33		(1,331)	—	(1,331)
Masimo Corp.	1.959	JPMorgan Securities, Inc.	03/04/19 - 10/17/19	15		132,433	—	132,433
Matsumotokiyoshi Holdings Co. Ltd.	1.909	JPMorgan Securities, Inc.	01/06/20	2		1,351	—	1,351
Mattel, Inc.	1.120	JPMorgan Securities, Inc.	02/04/19 - 11/12/19	72		(25,587)	—	(25,587)
MAXIMUS, Inc.	1.959	JPMorgan Securities, Inc.	10/17/19	6		(21,755)	—	(21,755)
MDU Resources Group, Inc.	1.959	JPMorgan Securities, Inc.	09/25/19 - 10/17/19	13		6,362	—	6,362
Mediaset Espana Comunicacion SA	1.959	JPMorgan Securities, Inc.	01/23/19 - 12/16/19	105		6,229	—	6,229
Medipal Holdings Corp.	1.909	JPMorgan Securities, Inc.	03/06/19 - 08/05/19	1		(869)	—	(869)
Melco International Development Ltd.	1.959	JPMorgan Securities, Inc.	10/31/19 - 12/11/19	132		(7,470)	—	(7,470)
Melia Hotels International SA	1.959	JPMorgan Securities, Inc.	07/11/19	1		(162)	—	(162)
Melrose Industries PLC	1.120	JPMorgan Securities, Inc.	01/09/20	221		(68,338)	—	(68,338)
Methanex Corp.	2.009	JPMorgan Securities, Inc.	01/13/20	6		13,693	—	13,693
MetLife, Inc.	1.959	JPMorgan Securities, Inc.	12/13/19	—	*	(962)	—	(962)
Metro Bank PLC	(0.080)	JPMorgan Securities, Inc.	07/11/19 - 08/27/19	20		(45,571)	—	(45,571)
Mettler-Toledo International, Inc.	1.959	JPMorgan Securities, Inc.	06/29/18 - 08/09/18	—	*	16,056	—	16,056
MGM China Holdings Ltd.	0.670	JPMorgan Securities, Inc.	09/11/19 - 10/31/19	244		(46,934)	—	(46,934)
Michael Kors Holdings Ltd.	1.959	JPMorgan Securities, Inc.	07/11/19 - 10/17/19	22		35,254	—	35,254
Micro Focus International PLC ADR	1.120	JPMorgan Securities, Inc.	09/26/19 - 10/11/19	32		28,411	—	28,411
Microsemi Corp.	1.973	JPMorgan Securities, Inc.	01/31/20	2		(757)	—	(757)
Microsoft Corp.	1.120	JPMorgan Securities, Inc.	10/10/19 - 10/17/19	5		(32,324)	—	(32,324)
Millicom International Cellular SA Class A	1.959	JPMorgan Securities, Inc.	11/22/19 - 12/16/19	6		18,301	—	18,301
Mitsubishi Electric Corp.	1.911	JPMorgan Securities, Inc.	01/23/20 - 02/03/20	7		(4,680)	—	(4,680)
Mitsubishi Gas Chemical Co., Inc.		JPMorgan Securities, Inc.	06/28/19	1		(2,272)	—	(2,272)
Mixi, Inc.	1.909	JPMorgan Securities, Inc.	01/11/19 - 01/10/20	31		(14,918)	—	(14,918)
Molina Healthcare, Inc.	1.959	JPMorgan Securities, Inc.	05/30/19 - 11/12/19	4		30,882	—	30,882
MonotaRO Co. Ltd.	0.420	JPMorgan Securities, Inc.	07/06/18 - 10/21/19	44		89,292	—	89,292
Moog, Inc. Class A	1.959	JPMorgan Securities, Inc.	10/11/19 - 10/30/19	3		(1,034)	—	(1,034)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Morningstar, Inc.	1.120%	JPMorgan Securities, Inc.	01/21/20	$5		$9,796	$—	$9,796
Morphosys AG	(1.330)	JPMorgan Securities, Inc.	01/22/20	2		13,751	—	13,751
MSC Industrial Direct Co., Inc. Class A	1.958	JPMorgan Securities, Inc.	01/21/20	6		14,532	—	14,532
National Australia Bank Ltd.		JPMorgan Securities, Inc.	09/09/19	1		(320)	—	(320)
National Beverage Corp.	1.959	JPMorgan Securities, Inc.	03/18/19 - 01/27/20	10		94,824	—	94,824
National Instruments Corp.	1.120	JPMorgan Securities, Inc.	01/31/20	2		(5,240)	—	(5,240)
Navistar International Corp.	1.958	JPMorgan Securities, Inc.	01/21/20	13		26,433	—	26,433
Nektar Therapeutics	1.120	JPMorgan Securities, Inc.	04/11/19 - 10/17/19	5		(72,530)	—	(72,530)
Nestle SA	1.959	JPMorgan Securities, Inc.	06/29/18 - 10/17/19	4		8,047	—	8,047
Netflix, Inc.	1.120	JPMorgan Securities, Inc.	12/12/18 - 12/13/19	2		(102,197)	—	(102,197)
Neurocrine Biosciences, Inc.	1.120	JPMorgan Securities, Inc.	03/18/19 - 10/31/19	5		(34,449)	—	(34,449)
New Relic, Inc.	1.958	JPMorgan Securities, Inc.	01/21/20	4		8,133	—	8,133
Newell Brands, Inc.	1.120	JPMorgan Securities, Inc.	12/09/19 - 01/13/20	23		130,183	—	130,183
Newfield Exploration Co.	1.959	JPMorgan Securities, Inc.	11/21/19 - 12/19/19	21		(62,361)	—	(62,361)
Nex Group PLC	1.934	JPMorgan Securities, Inc.	10/17/19	42		12,223	—	12,223
Nifco, Inc.	1.020	JPMorgan Securities, Inc.	07/24/19 - 11/25/19	13		(1,161)	—	(1,161)
Nintendo Co. Ltd.	1.020	JPMorgan Securities, Inc.	08/10/18 - 11/13/19	3		(123,141)	—	(123,141)
Nippon Paint Holdings Co. Ltd.	1.020	JPMorgan Securities, Inc.	07/24/19 - 09/12/19	25		(40,201)	—	(40,201)
Nippon Telegraph & Telephone Corp.	1.909	JPMorgan Securities, Inc.	04/12/19 - 10/21/19	8		(2,511)	—	(2,511)
NiSource, Inc.	1.120	JPMorgan Securities, Inc.	01/21/20	2		(1,032)	—	(1,032)
Nissan Chemical Industries Ltd.	1.020	JPMorgan Securities, Inc.	07/17/18 - 05/01/19	19		15,397	—	15,397
Nitori Holdings Co. Ltd.	1.020	JPMorgan Securities, Inc.	12/24/19 - 02/03/20	1		(4,285)	—	(4,285)
NMC Health PLC	1.120	JPMorgan Securities, Inc.	09/26/19	—	*	(1,542)	—	(1,542)
Nomura Holdings, Inc.	1.909	JPMorgan Securities, Inc.	11/05/19	2		39	—	39
Norbord, Inc.	2.009	JPMorgan Securities, Inc.	11/12/19	1		2,460	—	2,460
Nordstrom, Inc.	1.973	JPMorgan Securities, Inc.	01/31/20	1		(1,060)	—	(1,060)
Norsk Hydro ASA	1.959	JPMorgan Securities, Inc.	07/16/18 - 11/13/18	80		(34,968)	—	(34,968)
Northern Trust Corp.	1.959	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	4		(2,529)	—	(2,529)
Novartis AG	1.070	JPMorgan Securities, Inc.	04/15/19 - 01/09/20	7		(37,850)	—	(37,850)
Novo Nordisk A/S Class B	1.959	JPMorgan Securities, Inc.	06/29/18 - 11/19/18	6		6,238	—	6,238

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

NTT Data Corp.	1.909%	JPMorgan Securities, Inc.	10/21/19	$33		$(22,941)	$—	$(22,941)
NTT DOCOMO, Inc.	1.909	JPMorgan Securities, Inc.	10/22/18 - 10/21/19	16		13,730	—	13,730
NVIDIA Corp.	1.120	JPMorgan Securities, Inc.	05/17/19 - 10/17/19	1		(17,611)	—	(17,611)
Oasis Petroleum, Inc.	1.120	JPMorgan Securities, Inc.	02/04/19 - 03/06/19	14		9,302	—	9,302
OCI NV	0.520	JPMorgan Securities, Inc.	10/09/18 - 11/22/19	55		25,513	—	25,513
Okta, Inc.	1.120	JPMorgan Securities, Inc.	01/31/20	18		21,581	—	21,581
Ollie’s Bargain Outlet Holdings, Inc.	1.120	JPMorgan Securities, Inc.	01/31/20	3		6,405	—	6,405
Olympus Corp.	1.909	JPMorgan Securities, Inc.	10/21/19 - 12/12/19	32		(34,564)	—	(34,564)
OMV AG	1.959	JPMorgan Securities, Inc.	10/31/18 - 03/04/19	12		(34,905)	—	(34,905)
Onemain Holdings, Inc.	1.959	JPMorgan Securities, Inc.	04/29/19	22		(30,643)	—	(30,643)
Origin Energy Ltd.	0.920	JPMorgan Securities, Inc.	01/22/20	40		(12,165)	—	(12,165)
Orion Oyj Class B	1.959	JPMorgan Securities, Inc.	10/17/19 - 01/07/20	10		25,916	—	25,916
Orora Ltd.	1.959	JPMorgan Securities, Inc.	10/31/19 - 11/22/19	346		6,434	—	6,434
Orpea		JPMorgan Securities, Inc.	12/16/19	2		(11,726)	—	(11,726)
Osaka Gas Co. Ltd.	1.909	JPMorgan Securities, Inc.	12/12/19 - 01/14/20	20		(11,505)	—	(11,505)
Oshkosh Corp.		JPMorgan Securities, Inc.	01/31/20	6		(14,779)	—	(14,779)
Oversea-Chinese Banking Corp. Ltd.	(0.500)	JPMorgan Securities, Inc.	02/03/20	4		213	—	213
Pandora A/S	0.920	JPMorgan Securities, Inc.	06/17/19 - 01/22/20	6		42,140	—	42,140
Pandora Media, Inc.	0.145	JPMorgan Securities, Inc.	09/04/18 - 02/04/19	105		(21,975)	—	(21,975)
Parsley Energy, Inc. Class A	1.120	JPMorgan Securities, Inc.	07/02/18 - 10/31/19	51		277,844	—	277,844
Partners Group Holding AG	1.959	JPMorgan Securities, Inc.	03/29/19	—	*	20,740	—	20,740
Patterson-UTI Energy, Inc.	1.120	JPMorgan Securities, Inc.	05/17/19 - 10/17/19	18		19,260	—	19,260
PCCW Ltd.	1.959	JPMorgan Securities, Inc.	12/16/19	153		(3,964)	—	(3,964)
Penumbra, Inc.	0.760	JPMorgan Securities, Inc.	06/28/19 - 01/06/20	13		(99,676)	—	(99,676)
PepsiCo, Inc.		JPMorgan Securities, Inc.	03/29/19	1		4,888	—	4,888
PeptiDream, Inc.	(2.330)	JPMorgan Securities, Inc.	11/25/19	11		(38,053)	—	(38,053)
Perrigo Co. PLC	1.959	JPMorgan Securities, Inc.	09/09/19 - 10/17/19	4		(5,658)	—	(5,658)
Peugeot SA		JPMorgan Securities, Inc.	07/16/18	3		2,402	—	2,402
Pfizer, Inc.	1.120	JPMorgan Securities, Inc.	10/17/19 - 01/06/20	5		(2,184)	—	(2,184)
Plains GP Holdings LP Class A	1.959	JPMorgan Securities, Inc.	09/09/19 - 01/31/20	20		(37,329)	—	(37,329)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Planet Fitness, Inc. Class A	1.120%	JPMorgan Securities, Inc.	12/19/19 - 01/08/20	$15	$(3,694)	$—	$(3,694)
Platinum Asset Management Ltd.	1.959	JPMorgan Securities, Inc.	10/31/19 - 12/04/19	114	23,216	—	23,216
Pola Orbis Holdings, Inc.	1.925	JPMorgan Securities, Inc.	04/12/19 - 02/03/20	16	34,076	—	34,076
Portola Pharmaceuticals, Inc.	1.120	JPMorgan Securities, Inc.	08/28/19 - 10/17/19	3	2,747	—	2,747
Power Assets Holdings Ltd.	1.959	JPMorgan Securities, Inc.	11/12/19 - 12/16/19	43	18,487	—	18,487
PRA Health Sciences, Inc.	1.959	JPMorgan Securities, Inc.	09/04/18 - 07/22/19	4	(1,002)	—	(1,002)
PrairieSky Royalty Ltd.		JPMorgan Securities, Inc.	06/29/18 - 07/26/18	41	59,833	—	59,833
ProSiebenSat.1 Media SE	1.959	JPMorgan Securities, Inc.	12/16/19	11	42,380	—	42,380
Provident Financial PLC	1.120	JPMorgan Securities, Inc.	06/29/18 - 03/18/19	33	85,799	—	85,799
Qantas Airways Ltd.	1.959	JPMorgan Securities, Inc.	06/29/18 - 11/23/18	227	94,531	—	94,531
Qube Holdings Ltd.	0.420	JPMorgan Securities, Inc.	06/28/19 - 09/30/19	499	(48,596)	—	(48,596)
Raiffeisen Bank International AG		JPMorgan Securities, Inc.	06/29/18	3	9,547	—	9,547
Ralph Lauren Corp. Class A		JPMorgan Securities, Inc.	10/10/19 - 10/17/19	4	37,662	—	37,662
Red Hat, Inc.	1.959	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	3	15,300	—	15,300
Red Rock Resorts, Inc. Class A	1.120	JPMorgan Securities, Inc.	11/21/19 - 12/09/19	25	(6,988)	—	(6,988)
Reliance Steel & Aluminum Co.		JPMorgan Securities, Inc.	10/17/19	5	(15,889)	—	(15,889)
Renault SA	1.070	JPMorgan Securities, Inc.	05/30/19 - 11/01/19	1	(3,463)	—	(3,463)
Renesas Electronics Corp.	0.670	JPMorgan Securities, Inc.	08/05/19 - 10/21/19	33	14,044	—	14,044
Rheinmetall AG	1.959	JPMorgan Securities, Inc.	06/17/19 - 09/11/19	6	32,293	—	32,293
Rightmove PLC	1.934	JPMorgan Securities, Inc.	06/29/18 - 12/17/18	7	10,918	—	10,918
Rio Tinto Ltd.	1.959	JPMorgan Securities, Inc.	10/18/19	2	(364)	—	(364)
Ritchie Bros Auctioneers, Inc.	1.120	JPMorgan Securities, Inc.	06/29/18 - 01/13/20	43	(28,567)	—	(28,567)
Robert Half International, Inc.	1.959	JPMorgan Securities, Inc.	12/24/18 - 10/17/19	19	24,001	—	24,001
Roche Holding AG	1.959	JPMorgan Securities, Inc.	06/28/19 - 12/16/19	2	(6,282)	—	(6,282)
Rogers Communications, Inc. Class B	2.009	JPMorgan Securities, Inc.	04/25/19 - 12/13/19	7	(6,099)	—	(6,099)
Rollins, Inc.	1.959	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	8	12,236	—	12,236
Ross Stores, Inc.	1.959	JPMorgan Securities, Inc.	06/10/19 - 10/17/19	6	(1,384)	—	(1,384)
Royal Dutch Shell PLC	1.070	JPMorgan Securities, Inc.	12/16/19 - 02/03/20	6	58,905	—	58,905
Royal Dutch Shell PLC Class A		JPMorgan Securities, Inc.	12/16/19 - 02/03/20	4	958	—	958
Sabre Corp.	1.120	JPMorgan Securities, Inc.	07/22/19 - 01/21/20	30	(7,773)	—	(7,773)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

SAF Magellan AD	1M USD LIBOR	JPMorgan Securities, Inc.	05/10/20	$7		$(7,812)	$—	$(7,812)
Sage Therapeutics, Inc.	1.120%	JPMorgan Securities, Inc.	12/02/19	2		(36,282)	—	(36,282)
Salmar ASA	1.959	JPMorgan Securities, Inc.	06/29/18 - 02/03/20	20		(20,066)	—	(20,066)
Sanderson Farms, Inc.	1.959	JPMorgan Securities, Inc.	08/14/19 - 01/06/20	8		(30,868)	—	(30,868)
Sanofi	1.070	JPMorgan Securities, Inc.	05/17/19 - 01/22/20	5		(2,486)	—	(2,486)
Santander Consumer USA Holdings, Inc.	1.959	JPMorgan Securities, Inc.	01/06/20	20		(25,441)	—	(25,441)
Saputo, Inc.	2.009	JPMorgan Securities, Inc.	03/18/19 - 12/13/19	6		4,342	—	4,342
Sarepta Therapeutics, Inc.	0.760	JPMorgan Securities, Inc.	10/10/19 - 12/13/19	7		(43,924)	—	(43,924)
Sartorius AG	1.070	JPMorgan Securities, Inc.	05/23/19 - 12/16/19	13		(177,874)	—	(177,874)
Schibsted ASA	0.920	JPMorgan Securities, Inc.	05/10/19 - 12/04/19	19		(35,462)	—	(35,462)
Schlumberger Ltd.	1.958	JPMorgan Securities, Inc.	01/21/20	3		(12,786)	—	(12,786)
Schneider National, Inc.	1.959	JPMorgan Securities, Inc.	10/11/19 - 11/21/19	24		4,872	—	4,872
SCREEN Holdings Co. Ltd.	1.909	JPMorgan Securities, Inc.	05/30/19	1		(148)	—	(148)
Sea Ltd. ADR	1.120	JPMorgan Securities, Inc.	01/21/20	28		11,736	—	11,736
SEB SA	1.070	JPMorgan Securities, Inc.	03/04/19 - 10/17/19	7		(63,178)	—	(63,178)
SEEK Ltd.	0.920	JPMorgan Securities, Inc.	09/30/19 - 10/15/19	10		(9,493)	—	(9,493)
Sega Sammy Holdings, Inc.	1.909	JPMorgan Securities, Inc.	08/16/19 - 02/03/20	52		59,370	—	59,370
Seibu Holdings, Inc.	1.020	JPMorgan Securities, Inc.	08/08/18 - 03/18/19	51		(29,304)	—	(29,304)
Sembcorp Industries Ltd		JPMorgan Securities, Inc.	11/25/19	13		(2,726)	—	(2,726)
SES SA		JPMorgan Securities, Inc.	11/22/19	53		(3,152)	—	(3,152)
Seven & i Holdings Co. Ltd.		JPMorgan Securities, Inc.	10/21/19	9		(12,176)	—	(12,176)
Seven Bank Ltd.	1.020	JPMorgan Securities, Inc.	07/02/18 - 03/18/19	281		(36,933)	—	(36,933)
Seven Generations Energy Ltd. Class A	2.009	JPMorgan Securities, Inc.	12/19/19 - 01/31/20	17		(6,293)	—	(6,293)
Shangri-La Asia Ltd.	0.920	JPMorgan Securities, Inc.	02/03/20	54		(9,846)	—	(9,846)
Shaw Communications, Inc. Class B	2.009	JPMorgan Securities, Inc.	05/06/19 - 12/02/19	16		4,244	—	4,244
Shimamura Co. Ltd.	1.020	JPMorgan Securities, Inc.	01/23/20	—	*	(2,197)	—	(2,197)
Shimano, Inc.	1.020	JPMorgan Securities, Inc.	07/02/18 - 02/03/20	4		668	—	668
Shopify, Inc. Class A	1.120	JPMorgan Securities, Inc.	02/04/19 - 01/06/20	11		(188,725)	—	(188,725)
Signature Bank NY	1.120	JPMorgan Securities, Inc.	09/25/19 - 10/17/19	3		(18,831)	—	(18,831)
Signet Jewelers Ltd.	0.720	JPMorgan Securities, Inc.	12/02/19 - 01/21/20	6		(5,150)	—	(5,150)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Siltronic AG	1.959%	JPMorgan Securities, Inc.	10/15/19 - 01/22/20	$3	$3,720	$—	$3,720
Singapore Airlines Ltd.	0.920	JPMorgan Securities, Inc.	08/05/19 - 12/23/19	27	(12,572)	—	(12,572)
Singapore Exchange Ltd.	1.909	JPMorgan Securities, Inc.	03/18/19	32	18,748	—	18,748
Singapore Telecommunications Ltd.	1.909	JPMorgan Securities, Inc.	06/19/19	66	(534)	—	(534)
Sirius XM Holdings, Inc.	1.959	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	63	38,672	—	38,672
Skanska AB Class B	0.920	JPMorgan Securities, Inc.	08/02/19 - 08/14/19	49	41,535	—	41,535
Smith & Nephew PLC	1.934	JPMorgan Securities, Inc.	07/11/19 - 12/16/19	21	20,744	—	20,744
Snap, Inc. Class A	(4.740)	JPMorgan Securities, Inc.	08/14/19	56	60,751	—	60,751
SoftBank Group Corp.	1.020	JPMorgan Securities, Inc.	12/16/19	4	(1,397)	—	(1,397)
Sohgo Security Services Co. Ltd.	1.020	JPMorgan Securities, Inc.	10/11/18 - 09/12/19	8	26,614	—	26,614
South32 Ltd.	1.959	JPMorgan Securities, Inc.	06/29/18 - 10/18/19	325	53,701	—	53,701
Southwestern Energy Co.		JPMorgan Securities, Inc.	01/08/20	63	(81,121)	—	(81,121)
Spark New Zealand Ltd.	2.059	JPMorgan Securities, Inc.	01/08/20 - 01/24/20	129	5,522	—	5,522
SPDR S&P 500 ETF	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	5,429	(449,152)	—	(449,152)
Spire, Inc.	1.120	JPMorgan Securities, Inc.	01/21/20	2	3,858	—	3,858
Spirit Airlines, Inc.	1.120	JPMorgan Securities, Inc.	06/28/19 - 07/11/19	15	83,652	—	83,652
Splunk, Inc.	1.959	JPMorgan Securities, Inc.	12/02/19	8	24,773	—	24,773
Sprouts Farmers Market, Inc.	1.959	JPMorgan Securities, Inc.	12/09/19	34	104,426	—	104,426
Square Enix Holdings Co. Ltd.	1.909	JPMorgan Securities, Inc.	03/29/19 - 07/12/19	26	(92,070)	—	(92,070)
Square, Inc. Class A	1.120	JPMorgan Securities, Inc.	10/17/19 - 12/16/19	25	(113,268)	—	(113,268)
SSAB AB Class A	1.959	JPMorgan Securities, Inc.	10/15/19	27	12,320	—	12,320
SSE PLC	1.934	JPMorgan Securities, Inc.	05/30/19 - 12/16/19	21	22,192	—	22,192
SSP Group PLC	1.934	JPMorgan Securities, Inc.	11/12/19 - 12/04/19	57	8,852	—	8,852
Start Today Co. Ltd.	1.909	JPMorgan Securities, Inc.	01/24/19 - 07/12/19	27	(13,753)	—	(13,753)
Statoil ASA	1.959	JPMorgan Securities, Inc.	05/20/19	10	2,832	—	2,832
Stericycle, Inc.	0.875	JPMorgan Securities, Inc.	01/08/20 - 01/21/20	9	(29,249)	—	(29,249)
STERIS PLC		JPMorgan Securities, Inc.	01/08/20	2	(947)	—	(947)
Stifel Financial Corp.	1.959	JPMorgan Securities, Inc.	12/16/19	5	2,105	—	2,105
STMicroelectronics NV	1.959	JPMorgan Securities, Inc.	06/29/18 - 07/26/18	43	(6,702)	—	(6,702)
Stroeer SE & Co. KGaA	1.959	JPMorgan Securities, Inc.	12/04/19	1	661	—	661
Subsea 7 SA	1.959	JPMorgan Securities, Inc.	07/16/18 - 08/26/19	39	(27,772)	—	(27,772)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Sumco Corp.	1.020%	JPMorgan Securities, Inc.	11/09/18 - 08/16/19	$47	$93,816	$—	$93,816
Sumitomo Heavy Industries Ltd	1.909	JPMorgan Securities, Inc.	12/12/19 - 01/23/20	6	3,397	—	3,397
Sumitomo Metal Mining Co. Ltd.	1.020	JPMorgan Securities, Inc.	10/15/19 - 12/18/19	15	25,728	—	25,728
Suncor Energy, Inc.	2.009	JPMorgan Securities, Inc.	05/17/19 - 10/17/19	11	(13,429)	—	(13,429)
Suzuken Co. Ltd.	1.909	JPMorgan Securities, Inc.	07/02/18 - 10/21/19	28	(5,842)	—	(5,842)
Swedish Match AB	1.959	JPMorgan Securities, Inc.	04/11/19 - 10/17/19	10	7,429	—	7,429
Swisscom AG	1.959	JPMorgan Securities, Inc.	03/15/19 - 10/17/19	1	9,640	—	9,640
T-Mobile US Inc		JPMorgan Securities, Inc.	12/16/19	12	15,512	—	15,512
Taisei Corp.	1.909	JPMorgan Securities, Inc.	10/21/19	7	(3,668)	—	(3,668)
Takashimaya Co. Ltd.	1.909	JPMorgan Securities, Inc.	12/12/19	3	164	—	164
Take-Two Interactive Software, Inc.	1.120	JPMorgan Securities, Inc.	01/08/20	3	(27,605)	—	(27,605)
Takeda Pharmaceutical Co. Ltd.	1.020	JPMorgan Securities, Inc.	01/23/20 - 02/03/20	4	4,264	—	4,264
Targa Resources Corp.	1.120	JPMorgan Securities, Inc.	08/14/19 - 11/21/19	8	31,134	—	31,134
Taro Pharmaceutical Industries Ltd.	0.620	JPMorgan Securities, Inc.	12/12/18 - 01/31/20	8	2,316	—	2,316
Taylor Morrison Home Corp. Class A	1.959	JPMorgan Securities, Inc.	01/08/20	6	(17,880)	—	(17,880)
TCF Financial Corp.	1.959	JPMorgan Securities, Inc.	11/12/19 - 11/21/19	48	(29,608)	—	(29,608)
Tech Data Corp.	1.959	JPMorgan Securities, Inc.	12/17/18 - 12/24/18	9	(38,705)	—	(38,705)
Technology Select Sector SPDR Fund	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	3,956	(242,277)	—	(242,277)
Telefonaktiebolaget LM Ericsson Class B	0.920	JPMorgan Securities, Inc.	06/10/19 - 02/03/20	122	64,513	—	64,513
Telenor ASA	1.959	JPMorgan Securities, Inc.	03/15/19 - 10/17/19	14	3,561	—	3,561
Telephone & Data Systems, Inc.	1.959	JPMorgan Securities, Inc.	06/05/19 - 12/09/19	29	15,516	—	15,516
Tempur Sealy International, Inc.	0.635	JPMorgan Securities, Inc.	10/30/19 - 11/21/19	12	44,476	—	44,476
Tenaris SA	1.120	JPMorgan Securities, Inc.	09/25/19 - 10/17/19	13	(12,089)	—	(12,089)
Tenneco, Inc.		JPMorgan Securities, Inc.	01/31/20	4	(6,119)	—	(6,119)
Teradata Corp.	1.959	JPMorgan Securities, Inc.	06/29/18 - 10/17/19	33	76,583	—	76,583
Tesla Motors, Inc.	0.375	JPMorgan Securities, Inc.	02/19/19 - 01/08/20	2	(32,556)	—	(32,556)
Tesla, Inc.	0.375	JPMorgan Securities, Inc.	02/19/19 - 01/08/20	1	(19,174)	—	(19,174)
The Bank of Kyoto Ltd.	1.909	JPMorgan Securities, Inc.	05/01/19 - 07/24/19	18	(40,934)	—	(40,934)
The Home Depot, Inc.	1.959	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	2	13,305	—	13,305

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

The Kansai Electric Power Co., Inc.	1.909%	JPMorgan Securities, Inc.	12/06/18 - 12/27/18	$24		$(9,138)	$—	$(9,138)
The Medicines Co.	1.120	JPMorgan Securities, Inc.	05/10/19 - 05/23/19	23		(128,027)	—	(128,027)
The Middleby Corp.	1.120	JPMorgan Securities, Inc.	06/29/18 - 01/21/20	3		(7,535)	—	(7,535)
The TJX Cos., Inc.	1.959	JPMorgan Securities, Inc.	06/10/19 - 10/17/19	5		17,010	—	17,010
The Toronto-Dominion Bank		JPMorgan Securities, Inc.	01/23/20	6		9,266	—	9,266
The Walt Disney Co.	1.959	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	4		(9,026)	—	(9,026)
The Weir Group PLC	1.120	JPMorgan Securities, Inc.	09/14/18 - 11/04/19	38		(85,746)	—	(85,746)
The Wendy’s Co.	1.120	JPMorgan Securities, Inc.	12/02/19	61		64,356	—	64,356
Thor Industries, Inc.	1.959	JPMorgan Securities, Inc.	09/09/19 - 10/17/19	7		(142,172)	—	(142,172)
Tiffany & Co.	1.120	JPMorgan Securities, Inc.	01/31/20	1		2,007	—	2,007
TIS, Inc.	1.909	JPMorgan Securities, Inc.	01/14/20	1		(304)	—	(304)
Toho Co. Ltd.	1.909	JPMorgan Securities, Inc.	10/21/19	2		(3,532)	—	(3,532)
Tokai Carbon Co. Ltd.	1.911	JPMorgan Securities, Inc.	01/23/20	27		(5,094)	—	(5,094)
Tokyo Broadcasting System Holdings, Inc.	1.911	JPMorgan Securities, Inc.	01/23/20	4		(1,084)	—	(1,084)
Tokyo Electric Power Co. Holdings, Inc.	1.909	JPMorgan Securities, Inc.	07/02/18 - 07/27/18	248		(29,827)	—	(29,827)
Tokyo Gas Co. Ltd.	1.909	JPMorgan Securities, Inc.	10/02/19 - 12/18/19	25		(11,643)	—	(11,643)
Tosoh Corp.	1.909	JPMorgan Securities, Inc.	05/24/19 - 06/19/19	32		(14,540)	—	(14,540)
Tower Semiconductor Ltd.	1.959	JPMorgan Securities, Inc.	10/11/19 - 10/30/19	28		(1,974)	—	(1,974)
Toyota Industries Corp.	1.020	JPMorgan Securities, Inc.	06/19/19 - 12/05/19	14		56,427	—	56,427
Toyota Motor Corp.		JPMorgan Securities, Inc.	12/05/19	—	*	38	—	38
TPG Telecom Ltd.	0.920	JPMorgan Securities, Inc.	06/29/18 - 08/02/19	146		(43)	—	(43)
TransDigm Group, Inc.	1.120	JPMorgan Securities, Inc.	01/21/20 - 01/31/20	2		(11,879)	—	(11,879)
TransUnion	1.120	JPMorgan Securities, Inc.	12/16/19 - 01/21/20	11		(27,353)	—	(27,353)
Trend Micro, Inc.	1.909	JPMorgan Securities, Inc.	05/13/19	1		(4,689)	—	(4,689)
Trex Co., Inc.	1.959	JPMorgan Securities, Inc.	11/12/19 - 11/21/19	5		(26,037)	—	(26,037)
TriNet Group, Inc.	1.959	JPMorgan Securities, Inc.	12/09/19	1		1,448	—	1,448
Trinseo SA	1.973	JPMorgan Securities, Inc.	01/31/20	—	*	(200)	—	(200)
Triton International Ltd. Class A	1.120	JPMorgan Securities, Inc.	11/12/19	4		10,303	—	10,303

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Tryg A/S		JPMorgan Securities, Inc.	02/03/20	$21	$(2,598)	$—	$(2,598)
TS Tech Co. Ltd.	1.911%	JPMorgan Securities, Inc.	01/23/20	6	(6,134)	—	(6,134)
Tsuruha Holdings, Inc.	1.020	JPMorgan Securities, Inc.	01/14/20	1	(929)	—	(929)
TUI AG	1.936	JPMorgan Securities, Inc.	01/22/20	4	1,341	—	1,341
Tyler Technologies, Inc.	1.120	JPMorgan Securities, Inc.	07/16/18 - 01/21/20	3	(42,726)	—	(42,726)
Ultragenyx Pharmaceutical, Inc.	1.120	JPMorgan Securities, Inc.	03/18/19	2	(10,443)	—	(10,443)
Ulvac, Inc.	1.909	JPMorgan Securities, Inc.	01/14/20 - 01/27/20	1	(5,562)	—	(5,562)
UMB Financial Corp.	1.973	JPMorgan Securities, Inc.	01/31/20	8	(5,079)	—	(5,079)
Umpqua Holdings Corp.	1.959	JPMorgan Securities, Inc.	08/14/19 - 09/26/19	49	(15,610)	—	(15,610)
Under Armour, Inc. Class A	(4.380)	JPMorgan Securities, Inc.	01/31/20	30	20,340	—	20,340
Unicharm Corp.	1.909	JPMorgan Securities, Inc.	05/30/19 - 10/21/19	15	(4,454)	—	(4,454)
Unicredit Dir Opz AZ		JPMorgan Securities, Inc.	01/27/20	18	—	—	—
UniCredit SpA	1.070	JPMorgan Securities, Inc.	05/06/19 - 10/17/19	18	(22,475)	—	(22,475)
United States Cellular Corp.	1.959	JPMorgan Securities, Inc.	12/24/18 - 05/23/19	28	(12,230)	—	(12,230)
United States Steel Corp.	1.120	JPMorgan Securities, Inc.	01/31/20	11	41,127	—	41,127
United Therapeutics Corp.	1.959	JPMorgan Securities, Inc.	06/29/18 - 10/17/19	3	(42,304)	—	(42,304)
UnitedHealth Group, Inc.	1.120	JPMorgan Securities, Inc.	10/11/19 - 12/16/19	2	(25,003)	—	(25,003)
Universal Display Corp.	1.120	JPMorgan Securities, Inc.	02/04/19 - 12/16/19	7	253,089	—	253,089
Universal Entertainment Corp.	(0.330)	JPMorgan Securities, Inc.	01/14/20 - 01/27/20	19	(150,911)	—	(150,911)
Urban Outfitters Inc		JPMorgan Securities, Inc.	12/02/19	18	(2,886)	—	(2,886)
US Silica Holdings, Inc.	1.120	JPMorgan Securities, Inc.	11/19/18	6	28,307	—	28,307
Valeant Pharmaceuticals International, Inc.	2.009	JPMorgan Securities, Inc.	04/11/19 - 01/31/20	33	(153,861)	—	(153,861)
Valero Energy Corp.	1.959	JPMorgan Securities, Inc.	12/24/18	3	4,492	—	4,492
Vallourec SA	(0.530)	JPMorgan Securities, Inc.	01/10/19 - 01/24/20	46	9,424	—	9,424
Valmet Oyj	1.959	JPMorgan Securities, Inc.	10/31/19 - 01/22/20	29	11,607	—	11,607
Valvoline, Inc.	1.120	JPMorgan Securities, Inc.	11/21/19 - 12/02/19	36	20,668	—	20,668
Verisk Analytics Inc		JPMorgan Securities, Inc.	01/31/20	4	(6,835)	—	(6,835)
Vertex Pharmaceuticals, Inc.	1.959	JPMorgan Securities, Inc.	04/25/19 - 10/31/19	3	20,972	—	20,972
Vestas Wind Systems A/S	1.959	JPMorgan Securities, Inc.	02/19/19 - 03/15/19	2	967	—	967
ViaSat, Inc.	1.120	JPMorgan Securities, Inc.	07/16/18 - 03/29/19	14	2,939	—	2,939

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Vifor Pharma AG	1.070%	JPMorgan Securities, Inc.	01/22/20 - 02/03/20	$3		$(16,687)	$—	$(16,687)
Virtu Financial, Inc. Class A	0.135	JPMorgan Securities, Inc.	08/02/19 - 08/26/19	47		(14,092)	—	(14,092)
Vishay Intertechnology, Inc.	1.959	JPMorgan Securities, Inc.	12/16/19 - 01/08/20	20		1,648	—	1,648
Vistra Energy Corp.	1.959	JPMorgan Securities, Inc.	07/22/19 - 01/21/20	55		55,288	—	55,288
VMware, Inc. Class A	1.959	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	3		(30,327)	—	(30,327)
Vodafone Group PLC	1.120	JPMorgan Securities, Inc.	10/17/19 - 02/03/20	112		(7,879)	—	(7,879)
Volkswagen AG	1.070	JPMorgan Securities, Inc.	05/17/19 - 10/17/19	2		(13,285)	—	(13,285)
Voya Financial, Inc.	1.959	JPMorgan Securities, Inc.	06/29/18 - 06/05/19	19		(30,601)	—	(30,601)
Vulcan Materials Co.	1.120	JPMorgan Securities, Inc.	08/26/19 - 09/26/19	4		(610)	—	(610)
Wabtec Corp.	1.120	JPMorgan Securities, Inc.	03/18/19 - 10/17/19	18		52,839	—	52,839
Wall-Mart Stores, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	1,063		(112,355)	—	(112,355)
Wartsila Oyj Abp	0.920	JPMorgan Securities, Inc.	11/01/19	1		(3,889)	—	(3,889)
Waste Management, Inc.		JPMorgan Securities, Inc.	10/31/19	—	*	44	—	44
Wayfair, Inc.	0.760	JPMorgan Securities, Inc.	11/21/19	7		(49,432)	—	(49,432)
Weatherford International PLC	1.120	JPMorgan Securities, Inc.	07/02/18 - 11/21/19	284		65,266	—	65,266
Welbilt, Inc.	1.120	JPMorgan Securities, Inc.	12/09/19 - 12/16/19	37		31,576	—	31,576
WellCare Health Plans, Inc.	1.959	JPMorgan Securities, Inc.	06/29/18 - 06/17/19	6		26,127	—	26,127
WESCO International Inc	1.959	JPMorgan Securities, Inc.	12/16/19 - 01/08/20	10		16,170	—	16,170
West Fraser Timber Co. Ltd.	2.009	JPMorgan Securities, Inc.	12/17/18 - 10/17/19	16		92,220	—	92,220
Westpac Banking Corp.	0.920	JPMorgan Securities, Inc.	10/18/19	1		(164)	—	(164)
WH Smith PLC	1.934	JPMorgan Securities, Inc.	12/16/19	12		21,184	—	21,184
Whitehaven Coal Ltd.	1.959	JPMorgan Securities, Inc.	10/15/19 - 11/12/19	380		108,332	—	108,332
Williams-Sonoma, Inc.	1.959	JPMorgan Securities, Inc.	06/10/19 - 10/17/19	7		(21,304)	—	(21,304)
Willis Towers Watson PLC		JPMorgan Securities, Inc.	01/21/20	4		(25,848)	—	(25,848)
Wintrust Financial Corp.	1.959	JPMorgan Securities, Inc.	05/10/19 - 07/22/19	3		(5,666)	—	(5,666)
World Fuel Services Corp.	1.959	JPMorgan Securities, Inc.	06/29/18 - 09/04/18	22		(22,513)	—	(22,513)
WPP PLC	1.934	JPMorgan Securities, Inc.	07/11/19 - 12/11/19	62		15,815	—	15,815
WSP Global, Inc.		JPMorgan Securities, Inc.	03/18/19	11		19,442	—	19,442
WW Grainger Inc	1.959	JPMorgan Securities, Inc.	08/28/19 - 01/31/20	2		65,126	—	65,126
WW Grainger, Inc.	1.959	JPMorgan Securities, Inc.	08/28/19 - 01/31/20	2		(4,673)	—	(4,673)
Yahoo Japan Corp.	(0.400)	JPMorgan Securities, Inc.	02/03/20	3		149	—	149

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Yamada Denki Co. Ltd.	0.670%	JPMorgan Securities, Inc.	01/23/20	$16		$(3,382)	$—	$(3,382)
Yamaguchi Financial Group, Inc.	1.909	JPMorgan Securities, Inc.	07/24/19 - 01/14/20	7		(4,897)	—	(4,897)
Yamazaki Baking Co. Ltd.	1.909	JPMorgan Securities, Inc.	11/01/19 - 11/13/19	22		(1,352)	—	(1,352)
Yara International ASA	0.920	JPMorgan Securities, Inc.	07/11/19 - 10/17/19	8		987	—	987
Yelp, Inc.	1.959	JPMorgan Securities, Inc.	08/14/19 - 11/12/19	20		(3,521)	—	(3,521)
Yue Yuen Industrial Holdings Ltd.		JPMorgan Securities, Inc.	10/18/19	20		13,381	—	13,381
Zeon Corp.	1.911	JPMorgan Securities, Inc.	01/23/20 - 02/03/20	11		(1,211)	—	(1,211)
Zimmer Biomet Holdings, Inc.		JPMorgan Securities, Inc.	01/31/20	3		2,155	—	2,155
3i Group PLC	1M GBP LIBOR	MS & Co. Int. PLC	05/15/20	12		(407)	—	(407)
Aduro Biotech, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	—	*	(216)	—	(216)
Aerovironment, Inc.	0.000	MS & Co. Int. PLC	12/21/18	34		(5,278)	—	(5,278)
Affiliated Managers Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	85		2,901	—	2,901
Alimentation Couche-Tard Class B	0.000	MS & Co. Int. PLC	12/21/18	9		39,514	—	39,514
Ameriprise Financial, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	91		3,701	—	3,701
Anima Holding SpA	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	24		6,548	—	6,548
Applied Materials	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	13		(11,814)	—	(11,814)
Artisan Partners Asset Management, Inc.	0.000	MS & Co. Int. PLC	12/21/18	112		(15,070)	—	(15,070)
Axcelis Technologies	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	25		(109,988)	—	(109,988)
Bank of New York Mellon Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	34		346	—	346
BlackRock, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	—	*	(443)	—	(443)
Brinker International, Inc.	0.000	MS & Co. Int. PLC	12/21/18	53		(31)	—	(31)
Broadcom Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1		(15,354)	—	(15,354)
Canadian National Railway Co.	0.000	MS & Co. Int. PLC	12/21/18	160		4,535	—	4,535
Cerved Information Solutions SpA	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	9		3,560	—	3,560
Cogent Communications Holdings, Inc.	0.000	MS & Co. Int. PLC	12/21/18	90		2,339	—	2,339
Cogint, Inc.	0.000	MS & Co. Int. PLC	12/21/18	39		5,924	—	5,924
Columbai Sportswear Co.	0.000	MS & Co. Int. PLC	12/21/18	129		(9,522)	—	(9,522)
Core Laboratories NV	0.000	MS & Co. Int. PLC	12/21/18	76		(2,834)	—	(2,834)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Dave & Buster’s Entertainment, Inc.	0.000%	MS & Co. Int. PLC	12/21/18	$53	$58	$—	$58
E.ON SE	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	58	(34,200)	—	(34,200)
Eaton Vance Corp.
	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	115	4,119	—	4,119
	0.000	MS & Co. Int. PLC	12/21/18	79	(10,557)	—	(10,557)
Ebix, Inc.	0.000	MS & Co. Int. PLC	12/21/18	130	(6,458)	—	(6,458)
Elisa Oyj	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	18	(1,585)	—	(1,585)
Energizer Holdings, Inc.	0.000	MS & Co. Int. PLC	12/21/18	105	(24,566)	—	(24,566)
Federated Investors, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	88	782	—	782
Federated Investors, Inc. Class B	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	42	(128)	—	(128)
Franklin Resources, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	35	1,719	—	1,719
Gentex Corp.	0.000	MS & Co. Int. PLC	12/21/18	89	(20,179)	—	(20,179)
Genuine Parts Co.	0.000	MS & Co. Int. PLC	12/21/18	123	(10,767)	—	(10,767)
H&R Block, Inc.	0.000	MS & Co. Int. PLC	12/21/18	86	(808)	—	(808)
Hamilton Lane, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	26	9,295	—	9,295
Hargreaves Lansdown PLC	1M GBP LIBOR	MS & Co. Int. PLC	05/15/20	19	508	—	508
hawaiian Holdings, Inc.	0.000	MS & Co. Int. PLC	12/21/18	52	(922)	—	(922)
Healthcare Services Group	0.000	MS & Co. Int. PLC	12/21/18	69	(5,559)	—	(5,559)
HealthEquity, Inc.	0.000	MS & Co. Int. PLC	12/21/18	105	(131)	—	(131)
Hormel Foods Corp.	0.000	MS & Co. Int. PLC	12/21/18	157	2,438	—	2,438
Iberdrola SA	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	328	33	(37)	70
IHS Markit Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	3	(1,152)	—	(1,152)
Iliad SA	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	18	(273)	—	(273)
Incyte Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1	(795)	—	(795)
Inovalon Holdings, Inc.	0.000	MS & Co. Int. PLC	12/21/18	96	22,408	—	22,408
Intercontinental Exchange, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2	(1,821)	—	(1,821)
Invesco Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	73	2,493	—	2,493
iShares iBoxx $ investment Grade Corporate Bond	0.000	MS & Co. Int. PLC	12/21/18	439	(67)	—	(67)
iShares Iboxx USD High Yield	0.000	MS & Co. Int. PLC	12/21/18	263	349	—	349
iShares Russell 2000 Index	0.000	MS & Co. Int. PLC	12/21/18	219	1,416	—	1,416
Janus Henderson Group	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	31	1,022	—	1,022
JB Hunt Transport Services, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	11	1,030	—	1,030

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

KBW Regional Banking Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	$4,063		$51,233	$—	$51,233
Kellogg Co.	0.000%	MS & Co. Int. PLC	12/21/18	166		(6,199)	—	(6,199)
Kilroy Realty Corp.	0.000	MS & Co. Int. PLC	12/21/18	197		6,099	—	6,099
Kimberly-Clark Corp.	0.000	MS & Co. Int. PLC	12/21/18	111		1,263	—	1,263
KKR & Co. LP	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	15		19,297	—	19,297
KLA-Tencor Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	21		43,959	—	43,959
Knight-Swift Transportation Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	21		105,905	—	105,905
Koninklijke KPN NV	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	35		347	—	347
LAM Research Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	4		3,514	—	3,514
Lannett Co., Inc.	0.000	MS & Co. Int. PLC	12/21/18	46		10,284	—	10,284
Logitech International	0.000	MS & Co. Int. PLC	12/21/18	107		(16,588)	—	(16,588)
Lonza Group AG	0.000	MS & Co. Int. PLC	12/21/18	2		129,263	—	129,263
Marten Transport Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	19		27,492	—	27,492
McCormick & Co.	0.000	MS & Co. Int. PLC	12/21/18	139		(12,874)	—	(12,874)
MGIC Investment Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	233		(72,716)	—	(72,716)
Micron Technology, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	4		3,326	—	3,326
MSCI Daily Total Return Gross EMU USD	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	64		(874)	—	(874)
MSCI Daily TR Gross EMU	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	285		1,841	—	1,841
MSCI Daily TR World Gross Automobiles USD	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	425		(37,693)	5,461	(43,154)
MSCI USA Growth Net Total Return USD Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,583		(67,091)	—	(67,091)
MSCI USA Value Net Total Return USD Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	—	*	20,594	—	20,594
NASDAQ Biotechnology Total Return Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	122		(3,941)	—	(3,941)
Navient Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	564		(20,245)	—	(20,245)
NETGEAR, Inc.	0.000	MS & Co. Int. PLC	12/21/18	110		(39,989)	—	(39,989)
Newmarket Corp.	0.000	MS & Co. Int. PLC	12/21/18	129		15,951	—	15,951
NVIDIA Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1		33,295	—	33,295
Orange SA	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	101		(567)	—	(567)
Philadelphia Stock Exchange Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	3,101		(81,527)	—	(81,527)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

PowerShares QQQ Trust Series 1	0.000%	MS & Co. Int. PLC	12/21/18	$232	$(22,939)	$—	$(22,939)
Presidio, Inc.	0.000	MS & Co. Int. PLC	12/21/18	76	(2,271)	—	(2,271)
Primerica, Inc.	0.000	MS & Co. Int. PLC	12/21/18	75	(10,976)	—	(10,976)
Proximus NV	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	14	86	—	86
PTC, Inc.	0.000	MS & Co. Int. PLC	12/21/18	83	(17,366)	—	(17,366)
Qualcomm, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	3	(157)	—	(157)
Radian Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	153	(11,856)	—	(11,856)
Ralph Lauren Corp.	0.000	MS & Co. Int. PLC	12/21/18	102	(17,510)	—	(17,510)
Royal Caribbean Cruises Ltd.	0.000	MS & Co. Int. PLC	12/21/18	95	(6,121)	—	(6,121)
RS Automation Co. Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	3	494	—	494
S&P 500 Equal Weighted InTc USD Total Return Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	3,110	(92,196)	—	(92,196)
S&P 500 Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	100	(1,665)	—	(1,665)
S&P 500 Pure Growth Total Return Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	5,145	(150,692)	—	(150,692)
S&P 500 Utilities Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,352	(41,146)	—	(41,146)
S&P Banks Select Industry Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,385	21,508	—	21,508
Sanne Group PLC	1M GBP LIBOR	MS & Co. Int. PLC	05/15/20	4	(1,227)	—	(1,227)
Schneider National, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	14	17,471	—	17,471
Schroders PLC	1M GBP LIBOR	MS & Co. Int. PLC	05/15/20	15	(182)	—	(182)
SEI Investments Co.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	137	2,144	—	2,144
Sensient Technologies Corp.	0.000	MS & Co. Int. PLC	12/21/18	119	1,814	—	1,814
Shoe Carnival, Inc.	0.000	MS & Co. Int. PLC	12/21/18	95	7,487	—	7,487
Skechers U.S.A., Inc.	0.000	MS & Co. Int. PLC	12/21/18	76	(1,499)	—	(1,499)
Snap-On, Inc.	0.000	MS & Co. Int. PLC	12/21/18	170	1,305	—	1,305
Sprouts Farmers Market, Inc.	0.000	MS & Co. Int. PLC	12/21/18	77	(249)	—	(249)
State Street Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	44	(950)	—	(950)
T. Rowe Price Group, Inc.
	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	117	4,370	—	4,370
	0.000	MS & Co. Int. PLC	12/21/18	65	(13,313)	—	(13,313)
Telecom Italia SpA	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	47	1,523	633	890

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Telefonica Deutschland Holding AG	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	$12	$127	$—	$127
Telefonica SA	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	130	13	—	13
Teradyne, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	44	21,556	—	21,556
The Chessecake Factory, Inc.	0.000	MS & Co. Int. PLC	12/21/18	161	(2,096)	—	(2,096)
The Walt Disney Co.	0.000	MS & Co. Int. PLC	12/21/18	54	656	—	656
Therapeuticsmd, Inc.	0.000	MS & Co. Int. PLC	12/21/18	83	(647)	—	(647)
TPNBNK Index	1M JPY LIBOR	MS & Co. Int. PLC	12/19/19	1,062	(17,523)	961	(18,484)
TRI Pointe Group, Inc.	0.000	MS & Co. Int. PLC	12/21/18	137	11,672	—	11,672
Trimble, Inc.	0.000	MS & Co. Int. PLC	12/21/18	113	(16,833)	—	(16,833)
Twilio, Inc.	0.000	MS & Co. Int. PLC	12/21/18	116	(1,301)	—	(1,301)
United Natural Foods, Inc.	0.000	MS & Co. Int. PLC	12/21/18	59	(1,676)	—	(1,676)
United Parcel Service, Inc.	1M USD LIBOR	MS & Co. Int. PLC	12/31/99	258	9,954	—	9,954
Varian Medical System, Inc.	0.000	MS & Co. Int. PLC	12/21/18	64	(9,532)	—	(9,532)
Varonis System, Inc.	0.000	MS & Co. Int. PLC	12/21/18	152	(17,950)	—	(17,950)
Waddell & Reed Financial Class A	0.000	MS & Co. Int. PLC	12/21/18	159	(21,064)	—	(21,064)
Werner Enterprises, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	8	1,271	—	1,271
Western Union Co.	0.000	MS & Co. Int. PLC	12/21/18	76	(856)	—	(856)
Wingstop, Inc.	0.000	MS & Co. Int. PLC	12/21/18	81	(30,176)	—	(30,176)
WisdomTree Investments, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	21	(25,623)	—	(25,623)
WW Grainger, Inc.	0.000	MS & Co. Int. PLC	12/21/18	131	(23,838)	—	(23,838)
2U, Inc.	1.439	UBS AG (London)	01/31/18	17	(6,754)	—	(6,754)
Acadia Healthcare Co, Inc.	1.439	UBS AG (London)	01/31/18	19	4,017	—	4,017
Accor SA	(0.441)	UBS AG (London)	01/31/18	22	(4,336)	—	(4,336)
Acom Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	265	19,345	—	19,345
Acs Actividades De Construccio Rights	(0.441)	UBS AG (London)	01/31/18	28	(153)	—	(153)
Acs Actividades De Construccion Y Servicios SA	(0.441)	UBS AG (London)	01/31/18	28	(9,919)	—	(9,919)
Adecco Group AG	(0.787)	UBS AG (London)	01/31/18	8	(12,715)	—	(12,715)
Admiral Group PLC	0.473	UBS AG (London)	01/31/18	6	1,549	—	1,549
Advanced Micro Devices	1.580	UBS AG (London)	01/31/18	37	7,291	—	7,291
Aegon NV	(0.441)	UBS AG (London)	01/31/18	164	(37,227)	—	(37,227)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Agilent Technologies, Inc.	1.580%	UBS AG (London)	01/31/18	$14	$(10,472)	$—	$(10,472)
Airbus SE	(0.441)	UBS AG (London)	01/31/18	7	(21,159)	—	(21,159)
Albemarle Corp.	1.439	UBS AG (London)	01/31/18	8	3,838	—	3,838
Alfresa Holdings Corp.	(0.037)	UBS AG (London)	01/31/18	47	(44,717)	—	(44,717)
Allison Transmission Holdings, Inc.	1.580	UBS AG (London)	01/31/18	26	(23,300)	—	(23,300)
Altice NV	(0.441)	UBS AG (London)	01/31/18	12	4,329	—	4,329
Alumina Ltd.	1.680	UBS AG (London)	01/31/18	585	24,208	—	24,208
Amer Sports Oyj	(0.441)	UBS AG (London)	01/31/18	43	(14,913)	—	(14,913)
Amerco	1.439	UBS AG (London)	01/31/18	3	25,864	—	25,864
Amern Eagle Outfitters, Inc.	1.580	UBS AG (London)	01/31/18	61	(29,351)	—	(29,351)
Ametek, Inc.	1.580	UBS AG (London)	01/31/18	14	(17,031)	—	(17,031)
Amorepacific Corp.	1.580	UBS AG (London)	01/31/18	4	47,408	—	47,408
Ams AG	(0.787)	UBS AG (London)	01/31/18	3	9,241	—	9,241
Andeavor	1.580	UBS AG (London)	01/31/18	10	(25,338)	—	(25,338)
Andritz AG	(0.441)	UBS AG (London)	01/31/18	19	22,322	—	22,322
Anheuser-Busch Inbev	(0.441)	UBS AG (London)	01/31/18	9	102	—	102
Anhui Conch Cement Co. Ltd.	0.856	UBS AG (London)	01/31/18	227	(14,219)	—	(14,219)
Antero Resources Corp.	0.000	UBS AG (London)	11/30/99	10	(182)	—	(182)
Ap Moeller - Maersk A/S	(0.400)	UBS AG (London)	01/31/18	1	52,836	—	52,836
Aristocrat Leisure Ltd.	1.680	UBS AG (London)	01/31/18	61	(27,709)	—	(27,709)
Arris International PLC	1.580	UBS AG (London)	01/31/18	41	10,634	—	10,634
Ashtead Group PLC	0.473	UBS AG (London)	01/31/18	11	(107)	—	(107)
Asm International NV	(0.441)	UBS AG (London)	01/31/18	6	5,429	—	5,429
Asos PLC	0.473	UBS AG (London)	01/31/18	8	8,050	—	8,050
Assa ABloy AB	(0.534)	UBS AG (London)	01/31/18	8	(743)	—	(743)
Astellas Pharma, Inc.	(0.037)	UBS AG (London)	01/31/18	80	7,659	—	7,659
Astrazeneca PLC	0.473	UBS AG (London)	01/31/18	17	37,960	—	37,960
Asustek Computer, Inc.	1.580	UBS AG (London)	01/31/18	50	750	—	750
Atlantia SpA	(0.441)	UBS AG (London)	01/31/18	37	6,312	—	6,312
Atlas Copco AB	(0.534)	UBS AG (London)	01/31/18	25	9,818	—	9,818
Aurubis AG	(0.441)	UBS AG (London)	01/31/18	1	(1,168)	—	(1,168)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Avis Budget Group, Inc.	1.580%	UBS AG (London)	01/31/18	$14	$(19,671)	$—	$(19,671)
Axfood AB	(0.534)	UBS AG (London)	01/31/18	66	6,111	—	6,111
Babcock International Group	0.473	UBS AG (London)	01/31/18	118	77,786	—	77,786
Ball Corp.	1.439	UBS AG (London)	01/31/18	26	(16,690)	—	(16,690)
Bayerische Motoren Werke AG	(0.441)	UBS AG (London)	01/31/18	10	15,895	—	15,894
Bba Aviation PLC	0.473	UBS AG (London)	01/31/18	218	11,272	—	11,272
Becton Dickinson & Co.	0.000	UBS AG (London)	11/30/99	2	130	—	130
Benesse Holdings, Inc.	(0.037)	UBS AG (London)	01/31/18	32	(39,951)	—	(39,951)
Berkeley Group Holdings PLC	0.473	UBS AG (London)	01/31/18	20	(28,175)	—	(28,175)
Best Buy Co, Inc.	1.580	UBS AG (London)	01/31/18	1	(3,827)	—	(3,827)
Booker Group PLC	0.473	UBS AG (London)	01/31/18	358	6,090	—	6,090
Bpost SA	(0.441)	UBS AG (London)	01/31/18	34	(2,809)	—	(2,809)
Btg PLC	0.473	UBS AG (London)	01/31/18	92	(2,070)	—	(2,070)
Bucher Industries AG	(0.787)	UBS AG (London)	01/31/18	3	(14,775)	—	(14,775)
Burberry Group PLC	0.473	UBS AG (London)	01/31/18	48	(5,541)	—	(5,541)
Bureau Veritas SA	(0.441)	UBS AG (London)	01/31/18	39	(3,616)	—	(3,616)
Byd Co. Ltd.	0.856	UBS AG (London)	01/31/18	120	(1,358)	—	(1,358)
Calbee, Inc.	(0.037)	UBS AG (London)	01/31/18	32	19,241	—	19,241
Cantel Medical Corp.	1.580	UBS AG (London)	01/31/18	5	(17,898)	—	(17,898)
Capita PLC	0.473	UBS AG (London)	01/31/18	58	141,968	—	141,968
Carrefour SA	(0.441)	UBS AG (London)	01/31/18	51	2,659	—	2,659
Casino Guichard Perrachon SA	(0.441)	UBS AG (London)	01/31/18	19	34,897	—	34,897
Cathay Pacific Airways Ltd.	0.856	UBS AG (London)	01/31/18	701	(863)	—	(863)
Ceconomy AG	(0.441)	UBS AG (London)	01/31/18	65	(21,195)	—	(21,195)
Cellnex Telecom SA	(0.441)	UBS AG (London)	01/31/18	41	(2,015)	—	(2,015)
Cf Industries Holdings, Inc.	1.439	UBS AG (London)	01/31/18	29	(9,669)	—	(9,669)
Cheng Shin Rubber Industry	1.580	UBS AG (London)	01/31/18	548	13,104	—	13,104
Cheniere Energy, Inc.	1.439	UBS AG (London)	01/31/18	23	49,497	—	49,497
China Life Insurance (Chn)	0.856	UBS AG (London)	01/31/18	197	(10,783)	—	(10,783)
China Merchants Hldgs (Intl)	0.856	UBS AG (London)	01/31/18	404	21,565	—	21,565
China Petroleum & Chem Corp.	0.856	UBS AG (London)	01/31/18	1,530	(48,190)	—	(48,190)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

China Shenhua Energy Co. Ltd.	0.856%	UBS AG (London)	01/31/18	$386	$(20,858)	$—	$(20,858)
China Taiping Insurance Holding	0.856	UBS AG (London)	01/31/18	252	(28,146)	—	(28,146)
China Telecom Corp. Ltd.	0.856	UBS AG (London)	01/31/18	720	(3,085)	—	(3,085)
Chubu Electric Power Co., Inc.	(0.037)	UBS AG (London)	01/31/18	79	(33,005)	—	(33,005)
Ciena Corp.	1.580	UBS AG (London)	01/31/18	23	(28)	—	(28)
Cigna Corp.	1.580	UBS AG (London)	01/31/18	6	(86,539)	—	(86,539)
Cinemark Holdings, Inc.	0.000	UBS AG (London)	11/30/99	11	1,367	—	1,367
CJ Corp.	1.580	UBS AG (London)	01/31/18	6	(38,214)	—	(38,214)
Ck Infrastructure Hldngs Ltd.	0.856	UBS AG (London)	01/31/18	116	(7,298)	—	(7,298)
Co.ca-Co.la Co.	1.439	UBS AG (London)	01/31/18	20	2,202	—	2,202
Cobham PLC	0.473	UBS AG (London)	01/31/18	622	16,533	—	16,533
Cochlear Ltd.	1.680	UBS AG (London)	01/31/18	9	6,578	—	6,578
Coloplast A/S	(0.400)	UBS AG (London)	01/31/18	14	(3,983)	—	(3,983)
Commscope Holding Co, Inc.	1.439	UBS AG (London)	01/31/18	31	11,333	—	11,333
Compal Electronic, Inc.	1.580	UBS AG (London)	01/31/18	1,482	2,185	—	2,185
Conocophillips	1.580	UBS AG (London)	01/31/18	10	(8,140)	—	(8,140)
Crane Co.	0.000	UBS AG (London)	11/30/99	10	(3,916)	—	(3,916)
Credit Saison Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	56	(44,798)	—	(44,798)
Cree, Inc.	1.439	UBS AG (London)	01/31/18	30	7,171	—	7,171
Crown Holdings, Inc.	1.580	UBS AG (London)	01/31/18	14	2,935	—	2,935
Cspc Pharmaceutical Group	0.856	UBS AG (London)	01/31/18	538	38,815	—	38,815
Cts Eventim AG & Co KGAA	(0.441)	UBS AG (London)	01/31/18	17	(26,827)	—	(26,827)
Cummins, Inc.	1.580	UBS AG (London)	01/31/18	2	(4,737)	—	(4,737)
Curtiss-Wright Corp.	1.580	UBS AG (London)	01/31/18	10	(21,406)	—	(21,406)
Daicel Corp.	(0.037)	UBS AG (London)	01/31/18	93	(11,992)	—	(11,992)
Daifuku Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	17	27,145	—	27,145
Daimler AG	(0.441)	UBS AG (London)	01/31/18	12	14,540	—	14,540
Dassault Aviation SA	(0.441)	UBS AG (London)	01/31/18	1	10,390	—	10,390
Deere & Co.	1.439	UBS AG (London)	01/31/18	7	25,736	—	25,736
Deutsche Post AG	(0.441)	UBS AG (London)	01/31/18	23	(19,014)	—	(19,014)
Devon Energy Corp.	1.580	UBS AG (London)	01/31/18	25	(48,456)	—	(48,456)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Dexcom, Inc.	1.439%	UBS AG (London)	01/31/18	$21	$(11,882)	$—	$(11,882)
Discovery Communications, Inc.	1.580	UBS AG (London)	01/31/18	18	(14,933)	—	(14,933)
Dixons Carphone PLC	0.473	UBS AG (London)	01/31/18	441	58,624	—	58,624
Dominos Pizza Enterprises Lt	1.680	UBS AG (London)	01/31/18	30	9,272	—	9,272
Dufry AG	(0.787)	UBS AG (London)	01/31/18	7	23,107	—	23,107
Dycom Industries, Inc.	1.439	UBS AG (London)	01/31/18	9	30,358	—	30,358
E-Mart, Inc.	1.580	UBS AG (London)	01/31/18	5	(16,102)	—	(16,102)
E.On SE	(0.441)	UBS AG (London)	01/31/18	96	13,268	—	13,268
Edf	(0.441)	UBS AG (London)	01/31/18	86	14,797	—	14,797
Elec Power Development Co.	(0.037)	UBS AG (London)	01/31/18	35	(13,053)	—	(13,053)
Electrocomponents PLC	0.473	UBS AG (London)	01/31/18	128	(6,845)	—	(6,845)
Electrolux AB	(0.534)	UBS AG (London)	01/31/18	33	63,890	—	63,890
Elekta AB	(0.534)	UBS AG (London)	01/31/18	29	829	—	829
Elis	(0.441)	UBS AG (London)	01/31/18	17	12,839	—	12,839
Ellie Mae, Inc.	1.439	UBS AG (London)	01/31/18	3	6,593	—	6,593
Equifax, Inc.	1.439	UBS AG (London)	01/31/18	9	(1,374)	—	(1,374)
Express Scripts Holding Co.	1.580	UBS AG (London)	01/31/18	15	(41,043)	—	(41,043)
Familymart Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	17	41,072	—	41,072
Fanuc Corp.	(0.037)	UBS AG (London)	01/31/18	4	44,319	—	44,319
Faurecia SA	(0.441)	UBS AG (London)	01/31/18	13	(7,260)	—	(7,260)
Fielmann AG	(0.441)	UBS AG (London)	01/31/18	13	(11,339)	—	(11,339)
Fireeye, Inc.	1.439	UBS AG (London)	01/31/18	70	24,680	—	24,680
First Solar, Inc.	1.439	UBS AG (London)	01/31/18	18	3,989	—	3,989
Flowserve Corp.	1.439	UBS AG (London)	01/31/18	24	5,997	—	5,997
Fortinet, Inc.	1.580	UBS AG (London)	01/31/18	22	1,738	—	1,738
Fosun International Ltd.	0.856	UBS AG (London)	01/31/18	482	25,614	—	25,614
Fresenius Medical Care AG	(0.441)	UBS AG (London)	01/31/18	10	10,947	—	10,947
Fuji Electric Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	33	(442)	—	(442)
Fujifilm Holdings Corp.	(0.037)	UBS AG (London)	01/31/18	27	(110,117)	—	(110,117)
Fujitsu Ltd.	(0.037)	UBS AG (London)	01/31/18	154	(18,318)	—	(18,318)
G4S PLC	0.473	UBS AG (London)	01/31/18	307	14,158	—	14,158

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Galapagos NV	(0.441)%	UBS AG (London)	01/31/18	$11	$11,019	$—	$11,019
Galaxy Entertainment Group	0.856	UBS AG (London)	01/31/18	145	41,477	—	41,477
Gartner, Inc.	1.439	UBS AG (London)	01/31/18	8	7,804	—	7,804
Gea Group AG	(0.441)	UBS AG (London)	01/31/18	24	(4,141)	—	(4,141)
Geely Automobile Hldgs Ltd.	0.856	UBS AG (London)	01/31/18	344	14,386	—	14,386
Generac Holdings, Inc.	1.580	UBS AG (London)	01/31/18	21	(51,295)	—	(51,295)
General Motors Co.	1.439	UBS AG (London)	01/31/18	27	16,750	—	16,750
Genting Singapore PLC	1.004	UBS AG (London)	01/31/18	1,210	(31,664)	—	(31,664)
Georg Fischer AG	(0.787)	UBS AG (London)	01/31/18	1	3,627	—	3,627
Glaxosmithkline PLC	0.473	UBS AG (London)	01/31/18	61	5,891	—	5,891
Gn Store Nord A/S	(0.400)	UBS AG (London)	01/31/18	37	18,287	—	18,286
Goodyear Tire & Rubber Co.	1.439	UBS AG (London)	01/31/18	34	33,774	—	33,774
Graphic Packaging Holding Co.	1.580	UBS AG (London)	01/31/18	66	(14,747)	—	(14,747)
Groupe Eurotunnel SE	(0.441)	UBS AG (London)	01/31/18	90	(9,086)	—	(9,086)
Gs Holdings Corp.	1.580	UBS AG (London)	01/31/18	19	55,964	—	55,964
Guidewire Software, Inc.	1.439	UBS AG (London)	01/31/18	14	5,305	—	5,305
H Lundbeck A/S	(0.400)	UBS AG (London)	01/31/18	22	(36,684)	—	(36,684)
Haier Electronics Gp Co. Ltd.	0.856	UBS AG (London)	01/31/18	328	(1,035)	—	(1,035)
Haitong Intl Securities Group	0.856	UBS AG (London)	01/31/18	703	26,495	—	26,495
Halliburton Co.	0.000	UBS AG (London)	11/30/99	9	366	—	366
Hamamatsu Photonics KK	(0.037)	UBS AG (London)	01/31/18	30	14,215	—	14,215
Hang Seng Bank Ltd.	0.856	UBS AG (London)	01/31/18	40	5,942	—	5,942
Hankook Tire Co. Ltd.	1.580	UBS AG (London)	01/31/18	2	(1,706)	—	(1,706)
Hanmi Pharm Co. Ltd.	1.580	UBS AG (London)	01/31/18	2	(12,934)	—	(12,934)
Hanssem Co. Ltd.	1.580	UBS AG (London)	01/31/18	7	888	—	888
Hanwha Corp.	1.580	UBS AG (London)	01/31/18	20	(2,385)	—	(2,385)
Harley-Davidson, Inc.	1.439	UBS AG (London)	01/31/18	22	152,776	—	152,776
Hays PLC	0.473	UBS AG (London)	01/31/18	468	(6,610)	—	(6,610)
Healthcare Services Group	1.439	UBS AG (London)	01/31/18	20	8,172	—	8,172
Hikari Tsushin, Inc.	(0.037)	UBS AG (London)	01/31/18	8	26,321	—	26,321

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Hikma Pharmaceuticals PLC	0.473%	UBS AG (London)	01/31/18	$73	$36,550	$—	$36,550
Hirose Electric Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	3	19,491	—	19,491
Hitachi Ltd.	(0.037)	UBS AG (London)	01/31/18	138	(73,827)	—	(73,827)
Hiwin Technologies Corp.	1.580	UBS AG (London)	01/31/18	97	34,040	—	34,040
Hochtief AG	(0.441)	UBS AG (London)	01/31/18	6	(12,450)	—	(12,450)
Hollyfrontier Corp.	1.580	UBS AG (London)	01/31/18	24	27,334	—	27,334
Hotel Shilla Ltd.	1.580	UBS AG (London)	01/31/18	13	(16,793)	—	(16,793)
Howden Joinery Group PLC	0.473	UBS AG (London)	01/31/18	104	11,324	—	11,324
Hubspot, Inc.	1.439	UBS AG (London)	01/31/18	11	34,298	—	34,298
Huhtamaki Oyj	(0.441)	UBS AG (London)	01/31/18	25	(16,840)	—	(16,840)
Huntsman Corp.	1.580	UBS AG (London)	01/31/18	36	(781)	—	(781)
Ica Gruppen AB	(0.534)	UBS AG (London)	01/31/18	29	(7,682)	—	(7,682)
Idexx Labs, Inc.	1.580	UBS AG (London)	01/31/18	6	1,531	—	1,531
IHI Corp.	(0.037)	UBS AG (London)	01/31/18	34	(48,720)	—	(48,720)
Ihs Markit Ltd.	1.439	UBS AG (London)	01/31/18	21	(3,797)	—	(3,797)
Ilg, Inc.	0.000	UBS AG (London)	11/30/99	6	548	—	548
Inchcape PLC	0.473	UBS AG (London)	01/31/18	106	(6,833)	—	(6,833)
Incitec Pivot Ltd.	1.680	UBS AG (London)	01/31/18	370	5,166	—	5,166
Innolux Corp.	1.580	UBS AG (London)	01/31/18	2,243	43,968	—	43,968
Intercontinental Hotels Group	0.473	UBS AG (London)	01/31/18	11	(1,244)	—	(1,244)
Interpublic Group of Cos.	0.000	UBS AG (London)	11/30/99	17	(950)	—	(950)
Intertek Group PLC	0.473	UBS AG (London)	01/31/18	16	4,106	—	4,106
Intl Game Technology PLC	1.580	UBS AG (London)	01/31/18	41	(3,336)	—	(3,336)
Ipsen SA	(0.441)	UBS AG (London)	01/31/18	9	7,984	—	7,984
ITT, Inc.	1.580	UBS AG (London)	01/31/18	20	(18,871)	—	(18,871)
Jabil, Inc.	1.580	UBS AG (London)	01/31/18	38	(20,019)	—	(20,019)
Jd Sports Fashion PLC	0.473	UBS AG (London)	01/31/18	218	(3,491)	—	(3,491)
Jeronimo Martins Sgps SA	(0.441)	UBS AG (London)	01/31/18	55	(9,731)	—	(9,731)
Jetblue Airways Corp.	1.580	UBS AG (London)	01/31/18	53	30,479	—	30,479
JGC Corp.	(0.037)	UBS AG (London)	01/31/18	46	80,453	—	80,453
Jtekt Corp.	(0.037)	UBS AG (London)	01/31/18	64	(25,371)	—	(25,371)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Kangwon Land, Inc.	1.580%	UBS AG (London)	01/31/18	$35	$64,656	$—	$64,656
Kansai Paint Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	46	42,223	—	42,223
Kawasaki Heavy Industr Ltd.	(0.037)	UBS AG (London)	01/31/18	28	(16,637)	—	(16,637)
Keihan Holdings Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	32	39,193	—	39,193
Keikyu Corp.	(0.037)	UBS AG (London)	01/31/18	57	48,707	—	48,707
Kesko Oyj	(0.441)	UBS AG (London)	01/31/18	21	(2,070)	—	(2,070)
Kingboard Chemical Hldgs Ltd.	0.856	UBS AG (London)	01/31/18	194	(8,429)	—	(8,429)
Kingsoft Co. Ltd.	0.856	UBS AG (London)	01/31/18	265	(31,324)	—	(31,324)
Kintetsu Group Holdings Co.	(0.037)	UBS AG (London)	01/31/18	13	15,807	—	15,807
Kion Group Gmbh	(0.441)	UBS AG (London)	01/31/18	13	4,868	—	4,868
Knight-Swift Trptn Hldgs, Inc.	1.439	UBS AG (London)	01/31/18	25	(78,446)	—	(78,446)
Konica Minolta, Inc.	(0.037)	UBS AG (London)	01/31/18	106	(11,366)	—	(11,366)
Koninklijke Philips NV	(0.441)	UBS AG (London)	01/31/18	27	(31,097)	—	(31,097)
Korea Aerospace Ind Ltd.	1.580	UBS AG (London)	01/31/18	23	69,941	—	69,941
Korea Zinc Co. Ltd.	1.580	UBS AG (London)	01/31/18	1	23,190	—	23,190
Kunlun Energy Co. Ltd.	0.856	UBS AG (London)	01/31/18	1,138	50,437	—	50,437
Ladbrokes Coral Group PLC	0.473	UBS AG (London)	01/31/18	50	(893)	—	(893)
Landstar System, Inc.	1.580	UBS AG (London)	01/31/18	10	6,721	—	6,721
Lauder (Estee) Cos Inc -Cl A	1.580	UBS AG (London)	01/31/18	8	(12,762)	—	(12,762)
Lendingtree, Inc.	1.439	UBS AG (London)	01/31/18	1	(3,697)	—	(3,697)
Lenovo Group Ltd.	0.856	UBS AG (London)	01/31/18	1,922	27,970	—	27,970
Lg Electronics, Inc.	1.580	UBS AG (London)	01/31/18	11	18,833	—	18,833
LG Household & Healthcare	1.580	UBS AG (London)	01/31/18	1	21,826	—	21,826
Lg Innotek Co. Ltd.	1.580	UBS AG (London)	01/31/18	8	(29,237)	—	(29,237)
LG Uplus Corp.	1.580	UBS AG (London)	01/31/18	80	32,651	—	32,651
Li & Fung Ltd.	0.856	UBS AG (London)	01/31/18	448	(382)	—	(382)
Liberty Broadband Corp.	1.439	UBS AG (London)	01/31/18	12	(9,782)	—	(9,782)
Liberty Media Siriusxm Group	1.580	UBS AG (London)	01/31/18	2	1,866	—	1,866
Lkq Corp.	1.439	UBS AG (London)	01/31/18	29	19,482	—	19,482
Luxottica Group Spa	(0.441)	UBS AG (London)	01/31/18	15	(15,830)	—	(15,830)
Lyondellbasell Indus	1.580	UBS AG (London)	01/31/18	9	(10,152)	—	(10,152)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

M/Acom Technology Solutions	1.439%	UBS AG (London)	01/31/18	$26	$13,147	$—	$13,147
Macronix Intl Co. Ltd.	1.580	UBS AG (London)	01/31/18	298	18,271	—	18,271
Makita Corp.	(0.037)	UBS AG (London)	01/31/18	14	12,801	—	12,801
Man Wah Holdings Ltd.	0.856	UBS AG (London)	01/31/18	886	10,460	—	10,460
Marathon Oil Corp.	1.580	UBS AG (London)	01/31/18	27	(11,738)	—	(11,738)
Marathon Petroleum Corp.	1.580	UBS AG (London)	01/31/18	16	(14,302)	—	(14,302)
Marine Harvest ASA	0.300	UBS AG (London)	01/31/18	21	1,869	—	1,869
Marketaxess Holdings, Inc.	1.580	UBS AG (London)	01/31/18	2	11,900	—	11,900
Martin Marietta Materials	1.439	UBS AG (London)	01/31/18	5	41,567	—	41,567
Marui Group Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	62	36,589	—	36,589
Mattel, Inc.	1.439	UBS AG (London)	01/31/18	65	18,183	—	18,183
Mazda Motor Corp.	(0.037)	UBS AG (London)	01/31/18	79	(27,942)	—	(27,942)
Mcdonald’S Holdings Company Japan Ltd.	(0.037)	UBS AG (London)	01/31/18	27	31,235	—	31,235
Mediaset Espana Comunicacion SA	(0.441)	UBS AG (London)	01/31/18	98	(17,676)	—	(17,676)
Medicines Co.	1.439	UBS AG (London)	01/31/18	26	41,233	—	41,233
Medipal Holdings Corp.	(0.037)	UBS AG (London)	01/31/18	61	(46,881)	—	(46,881)
Melco Intl Development Ltd.	0.856	UBS AG (London)	01/31/18	378	(13,137)	—	(13,137)
Melrose Industries PLC	0.473	UBS AG (London)	01/31/18	367	8,218	—	8,218
Merlin Entertainments PLC	0.473	UBS AG (London)	01/31/18	214	556	—	556
Michael Kors Holdings Ltd.	1.580	UBS AG (London)	01/31/18	19	(22,270)	—	(22,270)
Michaels Cos, Inc.	1.580	UBS AG (London)	01/31/18	11	(10,085)	—	(10,085)
Micron Technology, Inc.	1.580	UBS AG (London)	01/31/18	25	10,828	—	10,828
Mitsubishi Chemical Hldgs Co.	(0.037)	UBS AG (London)	01/31/18	100	(27,482)	—	(27,482)
Mitsubishi Motors Corp.	(0.037)	UBS AG (London)	01/31/18	92	29,921	—	29,921
Mitsubishi Tanabe Pharma	(0.037)	UBS AG (London)	01/31/18	26	(21,063)	—	(21,063)
Mitsui Osk Lines Ltd.	(0.037)	UBS AG (London)	01/31/18	12	(4,860)	—	(4,860)
Mizuho Financial Group, Inc.	(0.037)	UBS AG (London)	01/31/18	401	(21,213)	—	(21,213)
Mks Instruments, Inc.	1.580	UBS AG (London)	01/31/18	11	(2,288)	—	(2,288)
Monolithic Power Systems, Inc.	1.439	UBS AG (London)	01/31/18	2	9,465	—	9,465

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Morinaga & Co. Ltd.	(0.037)%	UBS AG (London)	01/31/18	$19		$26,879	$—	$26,879
Mtr Corp Ltd.	0.856	UBS AG (London)	01/31/18	196		4,687	—	4,687
Nabtesco Corp.	(0.037)	UBS AG (London)	01/31/18	21		14,566	—	14,566
Nanya Technology Corp.	1.580	UBS AG (London)	01/31/18	431		(11,199)	—	(11,199)
Netflix, Inc.	0.000	UBS AG (London)	11/30/99	2		(689)	—	(689)
Newcrest Mining Ltd.	1.680	UBS AG (London)	01/31/18	29		10,488	—	10,488
Newmont Mining Corp.	1.580	UBS AG (London)	01/31/18	2		704	—	704
Next PLC	0.473	UBS AG (London)	01/31/18	19		25,879	—	25,879
Nibe Industrier AB	(0.534)	UBS AG (London)	01/31/18	110		(2,972)	—	(2,972)
Nidec Corp.	(0.037)	UBS AG (London)	01/31/18	6		44,001	—	44,001
Nifco, Inc.	(0.037)	UBS AG (London)	01/31/18	17		17,667	—	17,667
Nippon Express Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	17		21,184	—	21,184
Nippon Shinyaku Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	15		44,510	—	44,510
Nippon Steel & Sumitomo Meta	(0.037)	UBS AG (London)	01/31/18	3		(2,847)	—	(2,847)
Nissin Foods Holdings Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	16		17,616	—	17,616
Ntt Data Corp.	(0.037)	UBS AG (London)	01/31/18	88		(49,616)	—	(49,616)
Nuance Communications, Inc.	1.580	UBS AG (London)	01/31/18	62		(2,529)	—	(2,529)
Nvidia Corp.	1.439	UBS AG (London)	01/31/18	5		4,786	—	4,786
Nvr, Inc.	1.580	UBS AG (London)	01/31/18	—	*	37	—	37
Oil Search Ltd.	1.680	UBS AG (London)	01/31/18	64		14,187	—	14,187
Old Dominion Freight	1.580	UBS AG (London)	01/31/18	6		(6,717)	—	(6,717)
Omv AG	(0.441)	UBS AG (London)	01/31/18	5		(14,512)	—	(14,512)
Ono Pharmaceutical Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	47		18,186	—	18,186
Orpea	(0.441)	UBS AG (London)	01/31/18	9		263	—	263
Osram Licht AG	(0.441)	UBS AG (London)	01/31/18	8		(5,093)	—	(5,093)
Otsuka Holdings Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	24		39,797	—	39,797
Paccar, Inc.	1.580	UBS AG (London)	01/31/18	15		(46,784)	—	(46,784)
Panalpina Welttransport AG	(0.787)	UBS AG (London)	01/31/18	3		5,897	—	5,897
Pandora Media Inc.	1.439	UBS AG (London)	01/31/18	64		(18,530)	—	(18,530)
Patterson-Uti Energy, Inc.	1.580	UBS AG (London)	01/31/18	41		(19,711)	—	(19,711)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Paycom Software, Inc.	1.439%	UBS AG (London)	01/31/18	$13	$12,677	$—	$12,677
Pbf Energy, Inc.	1.580	UBS AG (London)	01/31/18	32	(2,266)	—	(2,266)
Pdc Energy, Inc.	1.439	UBS AG (London)	01/31/18	20	57,617	—	57,617
PeAB AB	(0.534)	UBS AG (London)	01/31/18	74	(31,742)	—	(31,742)
Pegasystems, Inc.	1.439	UBS AG (London)	01/31/18	16	5,396	—	5,396
Penumbra, Inc.	1.439	UBS AG (London)	01/31/18	12	24,376	—	24,376
Peugeot SA	(0.441)	UBS AG (London)	01/31/18	53	(14,724)	—	(14,724)
Pigeon Corp.	(0.037)	UBS AG (London)	01/31/18	14	(24,991)	—	(24,991)
Pilgrim’S Pride Corp.	1.580	UBS AG (London)	01/31/18	36	(58,638)	—	(58,638)
Plastic Omnium SA	(0.441)	UBS AG (London)	01/31/18	23	13,030	—	13,030
Playtech PLC	0.473	UBS AG (London)	01/31/18	38	412	—	412
Pool Corp.	1.580	UBS AG (London)	01/31/18	9	4,037	—	4,037
Porsche Automobil Holding SE	(0.441)	UBS AG (London)	01/31/18	12	(9,050)	—	(9,050)
Pou Chen Corp.	1.580	UBS AG (London)	01/31/18	708	(2,963)	—	(2,963)
President Chain Store Corp.	1.580	UBS AG (London)	01/31/18	12	(997)	—	(997)
Quanta Computer, Inc.	1.580	UBS AG (London)	01/31/18	449	13,421	—	13,421
Regal Beloit Corp.	1.580	UBS AG (London)	01/31/18	13	(14,070)	—	(14,070)
Renault SA	(0.441)	UBS AG (London)	01/31/18	10	12,233	—	12,233
Renishaw PLC	0.473	UBS AG (London)	01/31/18	14	42,976	—	42,976
Rheinmetall AG	(0.441)	UBS AG (London)	01/31/18	10	7,600	—	7,600
Ricoh Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	128	(37,265)	—	(37,265)
Robert Half Intl, Inc.	1.580	UBS AG (London)	01/31/18	18	4,919	—	4,919
Roche Holding AG	(0.787)	UBS AG (London)	01/31/18	3	2,508	—	2,508
Ross Stores, Inc.	1.580	UBS AG (London)	01/31/18	15	(33,460)	—	(33,460)
Royal Mail Holdings	0.473	UBS AG (London)	01/31/18	174	49,715	—	49,715
S-Oil Corp.	1.580	UBS AG (London)	01/31/18	11	55,819	—	55,819
Safran SA	(0.441)	UBS AG (London)	01/31/18	11	13,423	—	13,423
Salmar ASA	0.300	UBS AG (London)	01/31/18	35	20,952	—	20,952
Salvatore Ferragamo SpA	(0.441)	UBS AG (London)	01/31/18	41	33,095	—	33,095
Samsung C&T Corp.	1.580	UBS AG (London)	01/31/18	6	(213)	—	(213)
Samsung Electronics Co. Ltd.	1.580	UBS AG (London)	01/31/18	1	(9,607)	—	(9,607)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Samsung Sdi Co. Ltd.	1.580%	UBS AG (London)	01/31/18	$5	$(47,123)	$—	$(47,123)
Sandvik AB	(0.534)	UBS AG (London)	01/31/18	65	3,131	—	3,131
Sanofi	(0.441)	UBS AG (London)	01/31/18	12	(22,704)	—	(22,704)
Sap SE	(0.441)	UBS AG (London)	01/31/18	9	11,148	—	11,148
Sartorius AG	(0.441)	UBS AG (London)	01/31/18	11	(92,693)	—	(92,693)
Schneider Electric SE	(0.441)	UBS AG (London)	01/31/18	12	(791)	—	(791)
SCo.tts Miracle-Gro Co.	1.439	UBS AG (London)	01/31/18	10	169,188	—	169,188
Seagate Technology PLC	0.000	UBS AG (London)	11/30/99	6	(210)	—	(210)
Seb SA	(0.441)	UBS AG (London)	01/31/18	6	12,320	—	12,320
Secom Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	6	(17,847)	—	(17,847)
Sega Sammy Holdings, Inc.	(0.037)	UBS AG (London)	01/31/18	9	4,304	—	4,304
Seibu Holdings, Inc.	(0.037)	UBS AG (London)	01/31/18	58	32,935	—	32,935
Sembcorp Industries Ltd.	0.500	UBS AG (London)	01/31/18	486	22,482	—	22,482
Semiconductor Mfg Intl Corp.	0.856	UBS AG (London)	01/31/18	662	(7,660)	—	(7,660)
Sempra Energy	1.439	UBS AG (London)	01/31/18	9	(5,216)	—	(5,216)
Seven & I Holdings Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	26	(38,172)	—	(38,172)
Shimadzu Corp.	(0.037)	UBS AG (London)	01/31/18	50	60,903	—	60,903
Shin Kong Financial Hldg Co.	1.580	UBS AG (London)	01/31/18	799	2,150	—	2,150
Signet Jewelers Ltd.	1.439	UBS AG (London)	01/31/18	5	9,853	—	9,853
Singapore Press Holdings Ltd.	0.500	UBS AG (London)	01/31/18	543	24,151	—	24,151
Sk Holdings Co. Ltd.	1.580	UBS AG (London)	01/31/18	3	(14,547)	—	(14,547)
Sk Hynix, Inc.	1.580	UBS AG (London)	01/31/18	15	7,478	—	7,478
Sk Innovation Co. Ltd.	1.580	UBS AG (London)	01/31/18	2	22,858	—	22,858
Skanska AB	(0.534)	UBS AG (London)	01/31/18	53	11,035	—	11,035
Skechers U S A, Inc.	1.580	UBS AG (London)	01/31/18	32	11,007	—	11,007
Societe Bic SA	(0.441)	UBS AG (London)	01/31/18	11	(7,961)	—	(7,961)
Sony Corp.	(0.037)	UBS AG (London)	01/31/18	23	(21,172)	—	(21,172)
Southwestern Energy Co.	1.580	UBS AG (London)	01/31/18	135	(68,786)	—	(68,786)
Spectris PLC	0.473	UBS AG (London)	01/31/18	33	14,749	—	14,749
Splunk, Inc.	1.439	UBS AG (London)	01/31/18	7	(5,675)	—	(5,675)
Sprouts Farmers Market	1.580	UBS AG (London)	01/31/18	2	(112)	—	(112)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Ssp Group PLC	0.473%	UBS AG (London)	01/31/18	$122	$(36,154)	$—	$(36,154)
Stmicroelectronics NV	(0.441)	UBS AG (London)	01/31/18	49	(14,489)	—	(14,489)
Sumitomo Chemical Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	152	(46,434)	—	(46,434)
Sumitomo Dainippon Pharma Co.	(0.037)	UBS AG (London)	01/31/18	70	2,481	—	2,481
Summit Materials, Inc.	1.439	UBS AG (London)	01/31/18	33	40,063	—	40,063
Sundrug Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	6	7,028	—	7,028
Suruga Bank Ltd.	(0.037)	UBS AG (London)	01/31/18	50	17,869	—	17,869
Suzuken Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	27	(37,116)	—	(37,116)
Swedish Orphan Biovitrum AB	(0.534)	UBS AG (London)	01/31/18	41	(1,767)	—	(1,767)
Synopsys, Inc.	1.580	UBS AG (London)	01/31/18	8	10,377	—	10,377
Tabcorp Holdings Ltd.	1.680	UBS AG (London)	01/31/18	183	5,014	—	5,014
Tableau Software, Inc.	1.439	UBS AG (London)	01/31/18	7	2,363	—	2,363
Taiwan SemiCo.nductor Mfg Co.	1.580	UBS AG (London)	01/31/18	131	13,411	—	13,411
Tapestry, Inc.	1.439	UBS AG (London)	01/31/18	22	39,296	—	39,296
Targa Resources Corp.	1.439	UBS AG (London)	01/31/18	4	6,910	—	6,910
Tech Data Corp.	1.580	UBS AG (London)	01/31/18	3	(9,003)	—	(9,003)
Techtronic Industries Co. Ltd.	0.856	UBS AG (London)	01/31/18	150	10,592	—	10,592
Teijin Ltd.	(0.037)	UBS AG (London)	01/31/18	46	(32,635)	—	(32,635)
Tempur Sealy Intl, Inc.	1.439	UBS AG (London)	01/31/18	14	34,156	—	34,156
Tenneco, Inc.	1.580	UBS AG (London)	01/31/18	19	(28,591)	—	(28,591)
Terumo Corp.	(0.037)	UBS AG (London)	01/31/18	24	43,590	—	43,590
Tesco PLC	0.473	UBS AG (London)	01/31/18	426	(337)	—	(337)
Tesla, Inc.	1.439	UBS AG (London)	01/31/18	3	(15,775)	—	(15,775)
Thales SA	(0.441)	UBS AG (London)	01/31/18	11	5,493	—	5,493
The Swatch Group AG	(0.787)	UBS AG (London)	01/31/18	3	(81,685)	—	(81,685)
Thk Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	29	41,486	—	41,486
Thor Industries, Inc.	1.580	UBS AG (London)	01/31/18	8	(30,886)	—	(30,886)
Tingyi (Cayman Island) Holding	0.856	UBS AG (London)	01/31/18	512	1,660	—	1,660
Tobu Railway Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	5	5,743	—	5,743
Tokyo Electric Power Co.	(0.037)	UBS AG (London)	01/31/18	304	(48,514)	—	(48,514)
Toll Brothers, Inc.	1.580	UBS AG (London)	01/31/18	20	(16,947)	—	(16,947)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Toppan Printing Co. Ltd.	(0.037)%	UBS AG (London)	01/31/18	$112	$(33,055)	$—	$(33,055)
Toyota Boshoku Corp.	(0.037)	UBS AG (London)	01/31/18	24	(18,240)	—	(18,240)
Transdigm Group, Inc.	1.439	UBS AG (London)	01/31/18	4	1,380	—	1,380
Trelleborg AB	(0.534)	UBS AG (London)	01/31/18	48	(4,028)	—	(4,028)
Tribune Media Co.	1.439	UBS AG (London)	01/31/18	25	18,454	—	18,454
Trinity Industries, Inc.	1.439	UBS AG (London)	01/31/18	33	61,019	—	61,019
Tsuruha Holdings, Inc.	(0.037)	UBS AG (London)	01/31/18	9	43,013	—	43,013
Twenty-First Century Fox, Inc.	1.580	UBS AG (London)	01/31/18	21	(38,103)	—	(38,103)
Tyler Technologies, Inc.	1.439	UBS AG (London)	01/31/18	6	2,597	—	2,597
Tyson Foods, Inc.	1.580	UBS AG (London)	01/31/18	16	(44,055)	—	(44,055)
Ubisoft Entertainment SA	(0.441)	UBS AG (London)	01/31/18	15	34,358	—	34,358
Ucb SA-NV	(0.441)	UBS AG (London)	01/31/18	12	(7,461)	—	(7,461)
Under Armour, Inc.	1.439	UBS AG (London)	01/31/18	56	37,283	—	37,283
Uni-President Enterprise Co.	1.580	UBS AG (London)	01/31/18	473	15,206	—	15,206
United Internet AG	(0.441)	UBS AG (London)	01/31/18	16	(9,934)	—	(9,934)
United Microelectronics, Corp.	1.580	UBS AG (London)	01/31/18	2,449	22,766	—	22,766
United Therapeutics Corp.	1.580	UBS AG (London)	01/31/18	1	(9,930)	—	(9,930)
Universal Display Corp.	1.439	UBS AG (London)	01/31/18	6	19,222	—	19,222
Upm-Kymmene Corp.	(0.441)	UBS AG (London)	01/31/18	22	(955)	—	(955)
Valero Energy Corp.	1.580	UBS AG (London)	01/31/18	12	(4,953)	—	(4,953)
Valmet Corp.	(0.441)	UBS AG (London)	01/31/18	41	(14,670)	—	(14,670)
Venture Corp Ltd.	1.004	UBS AG (London)	01/31/18	65	(19,875)	—	(19,875)
Verisk Analytics, Inc.	1.439	UBS AG (London)	01/31/18	8	(11,293)	—	(11,293)
Vestas Wind Systems A/S	(0.400)	UBS AG (London)	01/31/18	15	32,613	—	32,613
Viacom, Inc.	1.580	UBS AG (London)	01/31/18	12	7,025	—	7,025
Vifor Pharma AG	(0.787)	UBS AG (London)	01/31/18	9	14,881	—	14,881
Volkswagen AG	(0.441)	UBS AG (London)	01/31/18	5	28,527	—	28,527
Vulcan Materials Co.	1.439	UBS AG (London)	01/31/18	8	29,543	—	29,543
Wayfair, Inc.	1.439	UBS AG (London)	01/31/18	13	29,692	—	29,692
Weir Group PLC	0.473	UBS AG (London)	01/31/18	37	14,186	—	14,186
Wesco Intl, Inc.	1.580	UBS AG (London)	01/31/18	16	746	—	746

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Western Digital Corp.	1.580%	UBS AG (London)	01/31/18	$13	$70,480	$—	$70,480
Westinghouse Air Brake Technologies Corp.	1.439	UBS AG (London)	01/31/18	14	40,546	—	40,546
Wex, Inc.	1.439	UBS AG (London)	01/31/18	8	9,074	—	9,074
Wgl Holdings, Inc.	1.439	UBS AG (London)	01/31/18	6	(1,178)	—	(1,178)
Whitbread PLC	0.473	UBS AG (London)	01/31/18	23	(139)	—	(139)
Wiley (John) & Sons - Class A	1.580	UBS AG (London)	01/31/18	5	(11,194)	—	(11,194)
Williams Cos, Inc.	1.439	UBS AG (London)	01/31/18	8	5,017	—	5,017
Wilmar International Ltd.	0.500	UBS AG (London)	01/31/18	73	552	—	552
Wirecard AG	(0.441)	UBS AG (London)	01/31/18	7	18,719	—	18,719
Wood Group (John) PLC	0.473	UBS AG (London)	01/31/18	123	23,672	—	23,672
Yageo Corp.	1.580	UBS AG (London)	01/31/18	12	2,164	—	2,164
Yamaha Corp.	(0.037)	UBS AG (London)	01/31/18	27	73,634	—	73,634
Yamazaki Baking Co. Ltd.	(0.037)	UBS AG (London)	01/31/18	54	(25,032)	—	(25,032)
Yangzijiang Shipbuilding Holdings Ltd.	1.004	UBS AG (London)	01/31/18	946	(3,632)	—	(3,632)
Yaskawa Electric Corp.	(0.037)	UBS AG (London)	01/31/18	21	22,099	—	22,099
Yelp, Inc.	1.580	UBS AG (London)	01/31/18	9	(5,053)	—	(5,053)
Yuanta Financial Holding Co.	1.580	UBS AG (London)	01/31/18	1,631	(9,618)	—	(9,618)
Yue Yuen Industrial (Hldgs)	0.856	UBS AG (London)	01/31/18	229	(36,102)	—	(36,102)
Zhuzhou Crrc Times Elec Co.	0.856	UBS AG (London)	01/31/18	176	16,564	—	16,564
Zodiac Aerospace SA	(0.441)	UBS AG (London)	01/31/18	13	(1,297)	—	(1,297)

TOTAL						$6,518	$(824,629)

*	Rounds to less than 1,000.
(a)	Payments made Annually
(b)	Payments made Monthly
(c)	Payments made Quarterly
(d)	Payments made at Maturity
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN AND PURCHASED OPTIONS CONTRACTS — At January 31, 2018, the Fund had the following written and purchased options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
Call USD/Put MXN	MS & Co. Int. PLC	20.50	07/06/2018	31,100,000	$31,100,000	$575,225	$596,498	$(21,273)
Call USD/Put INR	MS & Co. Int. PLC	63.90	02/28/2018	7,900,000	7,900,000	47,005	47,005	—

				39,000,000	$39,000,000	$622,230	$643,503	$(21,273)

Puts
Put USD/ Call SEK	MS & Co. Int. PLC	7.86	02/16/2018	9,100,000	9,100,000	60,160	127,400	(67,240)
Put USD/Call JPY	MS & Co. Int. PLC	108.50	05/17/2018	8,600,000	8,600,000	155,127	140,954	14,173
Put EUR/Call JPY	MS & Co. Int. PLC	125.00	06/01/2018	9,500,000	9,500,000	29,192	104,880	(75,688)

				27,200,000	$27,200,000	$244,479	$373,234	$(128,755)

Total Purchased option contracts				66,200,000	$66,200,000	$866,709	$1,016,737	$(150,028)

Written option contracts
Calls
Call USD/Put MXN	MS & Co. Int. PLC	20.74	07/06/2018	31,100,000	(31,100,000)	(507,303)	(513,772)	6,469

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts
Put USD/Call SEK	MS & Co. Int. PLC	7.57	02/16/2018	9,100,000	$9,100,000	$(2,120)	$(38,220)	$36,100
Put USD/Call JPY	MS & Co. Int. PLC	103.5	05/17/2018	8,600,000	(8,600,000)	(43,946)	(57,448)	13,502
Put EUR/Call JPY	MS & Co. Int. PLC	120.00	06/01/2018	9,500,000	9,500,000	(9,377)	(48,000)	38,623

				27,200,000	$27,200,000	$(55,443)	$(143,668)	$88,225

Total Written option contracts				58,300,000	$58,300,000	$(562,746)	$(657,440)	$94,694

TOTAL				124,500,000	$124,500,000	$303,963	$359,297	$(55,334)

OVER-THE-COUNTER OPTIONS ON EQUITIES
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put – Euro Stoxx 50	MS & Co. Int. PLC	259.61	06/15/2018	9,233	$9,233	$6,448	$32,593	$(26,145)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA, Ltd. and the Cayman Commodity — MMA II, Ltd. (each a “Subsidiary” and together the “Subsidiaries”), Cayman Islands exempted companies, respectively, and are wholly-owned subsidiaries of the Fund. The Subsidiaries act as investment vehicles for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiaries and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All interfund balances and transactions have been eliminated in consolidation. As of January 31, 2018, the Fund’s net assets were $802,204,351 of which, $ 7,817,796, or 1.0%, represented the Cayman Commodity — MMA, Ltd.’s net assets and $ 5,342,767 or 0.7%, represented the Cayman Commodity — MMA II, Ltd.’s net assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund’s in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments.

Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$43,428,366	$—
Bank Loans	—	19,774,736	—
Asset-Backed Securities	—	—	12,677
Foreign Debt Obligations	—	27,685,429	—
Municipal Debt Obligations	—	932,337	—
U.S. Treasury Obligations	63,247,346	—	—
Common Stock and/or Other Equity Investments(a)
Africa	—	1,264,491	—
Asia	661,466	2,874,091	—
Europe	13,387,806	8,748,073	—
North America	122,291,980	461,546	—
Warrants	—	3,946	—
Investment Company	322,320,215	—	—
Short-term Investments	—	36,700,000	—
Total	$521,908,813	$141,873,015	$12,677
Liabilities
Common Stock and/or Other Equity Investments(a)
Asia	$(13,669,406)	$(1,626,677)	$—
Europe	—	(115,230)	—
Total	$(13,669,406)	$(1,741,907)	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$14,060,196	$—
Futures Contracts(b)	8,671,730	—	—
Interest Rate Swap Contracts(b)	—	946,584	—
Total Return Swap Contracts(b)	—	14,683,021	—
Options Purchased	—	873,157	—
Total	$8,671,730	$30,562,958	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(15,395,746)	$—
Futures Contracts(b)	(6,174,316)	—	—
Interest Rate Swap Contracts(b)	—	(40,111)	—
Credit Default Swap Contracts(b)	—	(142,709)	—
Total Return Swap Contracts(b)	—	(15,507,650)	—
Options Purchased	—	(562,746)	—
Total	$(6,174,316)	$(31,648,962)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2018, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2018, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$36,700,000	$36,701,383	$37,477,333

REPURCHASE AGREEMENTS — At January 31, 2018 the Principal Amounts of certain Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Principal Amount
Citigroup Global Markets, Inc.	1.340%	$5,352,455
Merrill Lynch & Co., Inc.	1.360	31,347,545
TOTAL		$36,700,000

At January 31, 2018, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	3.170%	06/29/32
Federal Home Loan Banks	1.530 to 1.535	12/06/19 to 12/26/19
Federal Home Loan Mortgage Corp.	2.500 to 6.000	09/01/35 to 12/01/47
Federal National Mortgage Association	3.000 to 6.500	01/01/26 to 03/01/47
Government National Mortgage Association	2.500 to 8.500	11/15/21 to 01/20/48
United States Treasury Notes	3.625 to 4.375	05/15/40 to 08/15/43

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it was managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLR, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Australia – 1.0%
2,930	AGL Energy Ltd. (Multi-Utilities)	$ 55,203
2,439	ALS Ltd. (Professional Services)	13,648
89,098	Alumina Ltd. (Metals & Mining)	172,292
1,383	Amcor Ltd. (Containers & Packaging)	16,172
2,178	Ansell Ltd. (Health Care Equipment & Supplies)	44,053
520	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	9,991
418	ASX Ltd. (Capital Markets)	18,393
12,255	Aurizon Holdings Ltd. (Road & Rail)	46,104
56,210	AusNet Services (Electric Utilities)	76,718
1,116	Australia & New Zealand Banking Group Ltd. (Banks)	25,634
2,441	Bank of Queensland Ltd. (Banks)	24,316
4,521	Bendigo & Adelaide Bank Ltd. (Banks)	42,587
1,061	BHP Billiton Ltd. (Metals & Mining)	25,947
8,137	BlueScope Steel Ltd. (Metals & Mining)	94,495
10,749	Boral Ltd. (Construction Materials)	69,069
3,298	Challenger Ltd. (Diversified Financial Services)	36,150
312	CIMIC Group Ltd. (Construction & Engineering)	11,848
3,682	Coca-Cola Amatil Ltd. (Beverages)	24,853
303	Cochlear Ltd. (Health Care Equipment & Supplies)	42,290
1,845	Computershare Ltd. (IT Services)	24,765
2,050	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	21,852
13,687	CSL Ltd. (Biotechnology)	1,609,308
5,665	Dexus (Equity Real Estate Investment Trusts (REITs))	43,486
530	Domino’s Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	20,437
44,224	Downer EDI Ltd. (Commercial Services & Supplies)	238,808
11,329	Fortescue Metals Group Ltd. (Metals & Mining)	44,990
9,455	Goodman Group (Equity Real Estate Investment Trusts (REITs))	61,699
14,183	Healthscope Ltd. (Health Care Providers & Services)	22,065
3,056	Iluka Resources Ltd. (Metals & Mining)	24,802
8,544	Incitec Pivot Ltd. (Chemicals)	25,574

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
50,329	Investa Office Fund (Equity Real Estate Investment Trusts (REITs))	$ 179,416
2,226	LendLease Group (Real Estate Management & Development)	28,287
8,463	Macquarie Atlas Roads Group (Transportation Infrastructure)	39,155
577	Macquarie Group Ltd. (Capital Markets)	47,878
277	Magellan Financial Group Ltd. (Capital Markets)	6,139
6,860	Mineral Resources Ltd. (Metals & Mining)	103,497
35,542	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	63,156
1,517	National Australia Bank Ltd. (Banks)	35,539
3,887	Newcrest Mining Ltd. (Metals & Mining)	71,086
37,742	Northern Star Resources Ltd. (Metals & Mining)	176,512
1,683	Orica Ltd. (Chemicals)	25,959
4,621	Origin Energy Ltd.* (Oil, Gas & Consumable Fuels)	34,614
10,672	Orora Ltd. (Containers & Packaging)	27,939
4,940	Qantas Airways Ltd. (Airlines)	20,935
2,883	QBE Insurance Group Ltd. (Insurance)	24,995
566	REA Group Ltd. (Internet Software & Services)	33,624
315	Rio Tinto Ltd. (Metals & Mining)	19,394
10,039	Santos Ltd.* (Oil, Gas & Consumable Fuels)	41,135
14,622	Scentre Group (Equity Real Estate Investment Trusts (REITs))	49,065
445	SEEK Ltd. (Professional Services)	7,005
19,179	Seven Network Ltd. (Trading Companies & Distributors)	252,190
633	Sonic Healthcare Ltd. (Health Care Providers & Services)	12,132
13,432	South32 Ltd. (Metals & Mining)	41,248
24,461	Spark Infrastructure Group (Electric Utilities)	45,575
14,531	Stockland (Equity Real Estate Investment Trusts (REITs))	49,563
1,931	Suncorp Group Ltd. (Insurance)	21,233
4,326	Sydney Airport (Transportation Infrastructure)	23,738
5,558	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	23,136

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
64,928	The GPT Group (Equity Real Estate Investment Trusts (REITs))	$ 263,179
14,371	The Star Entertainment Grp Ltd. (Hotels, Restaurants & Leisure)	70,094
2,352	Transurban Group (Transportation Infrastructure)	22,771
3,232	Treasury Wine Estates Ltd. (Beverages)	44,520
17,958	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	39,039
887	Wesfarmers Ltd. (Food & Staples Retailing)	31,287
3,798	Westfield Corp. (Equity Real Estate Investment Trusts (REITs))	28,131
1,186	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	31,665

		5,022,380

Austria – 0.2%
637	ams AG* (Semiconductors & Semiconductor Equipment)	58,862
900	ANDRITZ AG (Machinery)	54,030
5,394	BUWOG AG* (Real Estate Management & Development)	193,541
3,618	CA Immobilien Anlagen AG (Real Estate Management & Development)	111,130
1,921	Erste Groupe Bank AG* (Banks)	96,761
3,188	OMV AG (Oil, Gas & Consumable Fuels)	205,264
2,668	Raiffeisen Bank International AG* (Banks)	114,691
8,169	S&T AG (Technology Hardware, Storage & Peripherals)	224,669
2,490	voestalpine AG (Metals & Mining)	161,738

		1,220,686

Belgium – 0.3%
848	Ackermans & van Haaren NV (Diversified Financial Services)	158,042
2,763	Ageas (Insurance)	146,089
593	Cie d’Entreprises CFE (Construction & Engineering)	85,698
1,578	Colruyt SA (Food & Staples Retailing)	87,359
256	Galapagos NV* (Biotechnology)	30,402
3,251	Greenyard NV (Food Products)	86,376

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
977	Groupe Bruxelles Lambert SA (Diversified Financial Services)	$ 115,095
1,359	KBC Group NV (Banks)	130,662
2,699	Ontex Group NV (Personal Products)	79,820
1,730	Proximus SADP (Diversified Telecommunication Services)	58,342
318	Solvay SA (Chemicals)	46,045
990	Telenet Group Holding NV* (Media)	76,160
1,286	UCB SA (Pharmaceuticals)	112,091
3,053	Umicore SA (Chemicals)	160,722

		1,372,903

Brazil – 1.2%
89,770	Ambev SA ADR (Beverages)	616,720
37,900	B3 SA - Brasil Bolsa Balcao (Capital Markets)	310,472
54,468	Banco Bradesco SA ADR (Banks)	691,744
600	Banco do Brasil SA (Banks)	7,475
33,660	Banco Santander Brasil SA (Banks)	378,935
5,564	BR Malls Participacoes SA (Real Estate Management & Development)	22,431
1,900	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	21,696
7,341	Cia de Saneamento de Minas Gerais-COPASA (Water Utilities)	103,917
1,866	Cia Energetica de Minas Gerais* (Electric Utilities)	4,375
19,003	Cia Hering (Specialty Retail)	133,307
5,500	Cia Siderurgica Nacional SA* (Metals & Mining)	19,001
1,700	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	23,299
5,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	26,346
2,500	Duratex SA (Paper & Forest Products)	8,004
8,896	EDP - Energias do Brasil SA (Electric Utilities)	38,308
5,900	Embraer SA (Aerospace & Defense)	37,074
6,107	Engie Brasil Energia SA (Independent Power and Renewable Electricity Producers)	68,947
1,017	Equatorial Energia SA (Electric Utilities)	22,357
14,047	Estacio Participacoes SA (Diversified Consumer Services)	154,535
10,815	Fibria Celulose SA (Paper & Forest Products)	186,140

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
800	Fleury SA (Health Care Providers & Services)	$ 7,533
9,037	Hypermarcas SA (Pharmaceuticals)	103,077
44,446	Itau Unibanco Holding SA ADR (Banks)	728,914
5,400	JBS SA (Food Products)	17,032
6,242	Kroton Educacional SA (Diversified Consumer Services)	31,779
1,575	Localiza Rent a Car SA (Road & Rail)	12,734
8,119	Lojas Renner SA (Multiline Retail)	96,492
300	M Dias Branco SA (Food Products)	5,393
283	Magazine Luiza SA (Multiline Retail)	7,520
6,200	MRV Engenharia e Participacoes SA (Household Durables)	29,505
300	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	6,836
700	Natura Cosmeticos SA (Personal Products)	7,672
5,300	Odontoprev SA (Health Care Providers & Services)	27,664
15,161	Petroleo Brasileiro SA ADR* (Oil, Gas & Consumable Fuels)	202,551
2,811	Porto Seguro SA (Insurance)	38,978
4,665	Qualicorp SA (Health Care Providers & Services)	44,812
28,100	Raia Drogasil SA (Food & Staples Retailing)	743,819
340	Rumo SA* (Road & Rail)	1,523
900	Sao Martinho SA (Food Products)	5,321
1,190	Smiles Fidelidade SA (Media)	30,684
11,087	Suzano Papel e Celulose SA (Paper & Forest Products)	71,895
11,310	TIM Participacoes SA (Wireless Telecommunication Services)	47,933
14,515	Tim Participacoes SA ADR (Wireless Telecommunication Services)	305,105
1,715	TOTVS SA (Software)	17,494
14,413	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	369,064
1,533	Vale SA (Metals & Mining)	19,979
3,611	WEG SA (Machinery)	26,851

		5,883,243

Shares	Description	Value
Common Stocks – (continued)
Canada – 2.8%
6,700	Air Canada* (Airlines)	$ 130,241
3,800	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	127,748
3,100	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	34,100
1,443	Bank of Montreal (Banks)	118,877
1,552	BCE, Inc. (Diversified Telecommunication Services)	72,578
3,331	Brookfield Asset Management, Inc. Class A (Capital Markets)	139,415
3,900	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	114,654
3,401	Canadian Imperial Bank of Commerce (Banks)	336,948
525	Canadian National Railway Co. (Road & Rail)	42,077
1,268	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	43,287
12,878	Canadian Pacific Railway Ltd.	2,383,625
709	Canadian Tire Corp. Ltd. Class A (Multiline Retail)	98,931
9,300	Cascades, Inc. (Containers & Packaging)	116,590
5,857	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	55,856
17,285	CES Energy Solutions Corp. (Energy Equipment & Services)	83,614
3,339	CI Financial Corp. (Capital Markets)	80,380
131	Constellation Software, Inc. (Software)	84,682
3,600	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	28,390
13,200	Detour Gold Corp.* (Metals & Mining)	141,015
5,991	Dollarama, Inc. (Multiline Retail)	819,160
9,000	Dream Global Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	90,951
4,594	Emera, Inc. (Electric Utilities)	169,941
9,800	Empire Co. Ltd. Class A (Food & Staples Retailing)	189,626
670	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	24,529
89,389	Encana Corp. (Oil, Gas & Consumable Fuels)	1,105,371
36,161	Enerplus Corp.	410,740
440	Fairfax Financial Holdings Ltd. (Insurance)	231,447
3,951	Fortis, Inc. (Electric Utilities)	139,602
1,381	Franco-Nevada Corp. (Metals & Mining)	105,596

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
21,683	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	$ 737,398
1,903	Goldcorp, Inc. (Metals & Mining)	27,251
3,903	Great-West Lifeco, Inc. (Insurance)	110,363
10,400	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	177,730
2,214	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	69,606
3,420	Intact Financial Corp. (Insurance)	286,752
3,200	Kinaxis, Inc.* (Software)	215,493
14,200	Kirkland Lake Gold Ltd. (Metals & Mining)	214,039
1,123	Loblaw Cos. Ltd. (Food & Staples Retailing)	60,834
1,980	Magna International, Inc. (Auto Components)	113,101
39,900	Manulife Financial Corp. (Insurance)	846,659
1,200	Metro, Inc. (Food & Staples Retailing)	40,156
2,442	National Bank of Canada (Banks)	126,746
6,900	New Flyer Industries, Inc. (Machinery)	325,759
1,440	Nutrien Ltd.* (Chemicals)	75,337
35,300	OceanaGold Corp. (Metals & Mining)	97,290
1,432	Onex Corp. (Diversified Financial Services)	107,249
5,400	Open Text Corp. (Software)	184,917
11,900	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	177,726
909	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	30,987
3,610	Power Corp. of Canada (Insurance)	92,128
4,218	Power Financial Corp. (Insurance)	116,355
400	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	24,163
7,638	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	149,593
11,960	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	388,939
1,706	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	83,261
1,636	Royal Bank of Canada (Banks)	140,084
2,220	Saputo, Inc. (Food Products)	76,401
5,814	Shaw Communications, Inc. Class B (Media)	126,915

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
500	SNC-Lavalin Group, Inc. (Construction & Engineering)	$ 22,118
3,745	Sun Life Financial, Inc. (Insurance)	162,496
1,297	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	46,987
3,227	Teck Resources Ltd. Class B (Metals & Mining)	93,714
2,314	TELUS Corp. (Diversified Telecommunication Services)	87,123
7,000	TFI International, Inc. (Road & Rail)	180,976
1,453	The Bank of Nova Scotia (Banks)	96,536
11,300	The Stars Group, Inc.* (Hotels, Restaurants & Leisure)	287,094
2,239	The Toronto-Dominion Bank (Banks)	136,197
1,262	Thomson Reuters Corp. (Capital Markets)	54,615
2,537	Toromont Industries Ltd. (Trading Companies & Distributors)	110,782
3,915	Tourmaline Oil Corp.* (Oil, Gas & Consumable Fuels)	63,245
641	TransCanada Corp. (Oil, Gas & Consumable Fuels)	29,512
300	Waste Connections, Inc. (Commercial Services & Supplies)	21,561
2,740	Wheaton Precious Metals Corp. (Metals & Mining)	59,188
25,100	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	183,454

		14,378,801

Chile – 0.2%
80,283	AES Gener SA (Independent Power and Renewable Electricity Producers)	25,938
27,444	Aguas Andinas SA Class A (Water Utilities)	18,481
4,602	AntarChile SA (Industrial Conglomerates)	90,226
1,864	Banco de Chile (Banks)	319
605	Banco de Credito e Inversiones (Banks)	46,196
86,938	Banco Santander Chile (Banks)	7,397
8,260	Cencosud SA (Food & Staples Retailing)	25,805
496	Cia Cervecerias Unidas SA (Beverages)	7,280
120,844	Colbun SA (Independent Power and Renewable Electricity Producers)	29,985
2,793	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	33,462

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Chile – (continued)
9,410	Empresas CMPC SA (Paper & Forest Products)	$ 37,279
10,985	Empresas COPEC SA (Oil, Gas & Consumable Fuels)	190,770
90,417	Enel Americas SA (Electric Utilities)	21,160
901,581	Enel Chile SA (Electric Utilities)	113,739
20,609	Enel Generacion Chile SA (Independent Power and Renewable Electricity Producers)	19,651
16,871	Engie Energia Chile SA (Electric Utilities)	37,314
2,450,448	Itau CorpBanca (Banks)	24,963
557	Latam Airlines Group SA (Airlines)	9,590
12,208	Parque Arauco SA (Real Estate Management & Development)	40,199
29,013	Quinenco SA (Industrial Conglomerates)	94,668
606	SACI Falabella (Multiline Retail)	6,361
90,492	Sociedad Matriz del Banco de Chile SA (Banks)	49,534
2,631	SONDA SA (IT Services)	5,459
15,582	Vina Concha y Toro SA (Beverages)	34,737

		970,513

China – 4.3%
25,145	3SBio, Inc.*(a) (Biotechnology)	51,317
4,092	51job, Inc. ADR* (Professional Services)	286,808
773,547	Agricultural Bank of China Ltd. Class H (Banks)	473,286
36,000	Air China Ltd. Class H (Airlines)	52,482
13,202	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	2,697,037
164,633	Aluminum Corp. of China Ltd. Class H* (Metals & Mining)	111,340
44,087	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	241,898
10,000	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	47,981
603	Autohome, Inc. ADR (Internet Software & Services)	50,218
8,152	Baidu, Inc. ADR* (Internet Software & Services)	2,012,892
437,292	Bank of China Ltd. Class H (Banks)	262,084
544,273	Bank of Communications Co. Ltd. Class H (Banks)	470,026

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
28,298	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	$ 42,903
33,000	China Cinda Asset Management Co. Ltd. (Capital Markets)	13,940
588,769	China CITIC Bank Corp. Ltd. Series H (Banks)	483,373
21,541	China Communications Construction Co. Ltd. Class H (Construction & Engineering)	25,649
13,000	China Conch Venture Holdings Ltd. (Machinery)	36,365
344,842	China Construction Bank Corp. Class H (Banks)	395,903
338,514	China Everbright Bank Co. Ltd. Class H (Banks)	191,582
29,202	China Evergrande Group* (Real Estate Management & Development)	96,165
27,000	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	21,995
63,000	China Huarong Asset Management Co. Ltd. Class H(a) (Capital Markets)	31,785
113,000	China Huishan Dairy Holdings Co. Ltd.*(b) (Food Products)	—
22,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	16,058
8,975	China Medical System Holdings Ltd. (Pharmaceuticals)	19,211
3,000	China Mengniu Dairy Co. Ltd.* (Food Products)	9,798
7,000	China Merchants Bank Co. Ltd. Class H (Banks)	34,176
36,500	China Minsheng Banking Corp. Ltd. Class H (Banks)	41,634
42,987	China National Building Material Co. Ltd. Class H (Construction Materials)	45,609
24,000	China Oilfield Services Ltd. Class H (Energy Equipment & Services)	28,563
72,000	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	363,946
284,902	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	246,274
23,500	China Railway Construction Corp. Ltd. Class H (Construction & Engineering)	28,534
41,444	China Railway Group Ltd. Class H (Construction & Engineering)	31,742

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
44,799	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	$ 139,202
556,782	China Telecom Corp. Ltd. Class H (Diversified Telecommunication Services)	275,758
1,900	China Vanke Co. Ltd. Class H (Real Estate Management & Development)	9,255
198,001	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	178,846
126,000	CITIC Securities Co. Ltd. Class H (Capital Markets)	334,114
41,573	Country Garden Holdings Co. Ltd. (Real Estate Management & Development)	89,298
17,105	Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	800,172
857	Daqo New Energy Corp. ADR* (Semiconductors & Semiconductor Equipment)	46,655
151,551	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	197,356
17,673	ENN Energy Holdings Ltd. (Gas Utilities)	136,546
42,930	Geely Automobile Holdings Ltd. (Automobiles)	136,576
58,000	Genscript Biotech Corp. (Life Sciences Tools & Services)	211,303
18,000	GF Securities Co. Ltd. Class H (Capital Markets)	40,107
208,000	GOME Retail Holdings Ltd. (Specialty Retail)	26,350
14,500	Great Wall Motor Co. Ltd. Class H (Automobiles)	17,621
81,864	Guangzhou Automobile Group Co. Ltd. Class H (Automobiles)	184,514
19,601	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate Management & Development)	54,858
12,400	Haitong Securities Co. Ltd. Class H (Capital Markets)	20,200
6,543	Hengan International Group Co. Ltd. (Personal Products)	62,687
18,000	Huaneng Power International, Inc. Class H (Independent Power and Renewable Electricity Producers)	11,578
10,000	Huatai Securities Co. Ltd.(a) (Capital Markets)	22,612
262,734	Industrial and Commercial Bank of China Ltd. Class H (Banks)	247,487
19,793	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	974,409

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
32,000	Jiangsu Expressway Co. Ltd. (Transportation Infrastructure)	$ 49,220
13,000	Jiangxi Copper Co. Ltd. Class H (Metals & Mining)	21,963
66,686	Longfor Properties Co. Ltd. (Real Estate Management & Development)	217,623
1,649	Meitu, Inc.*(a) (Technology Hardware, Storage & Peripherals)	2,282
4,000	Minth Group Ltd. (Auto Components)	22,524
61,632	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	167,288
2,289	NetEase, Inc. ADR (Internet Software & Services)	732,846
1,100	New China Life Insurance Co. Ltd. Class H (Insurance)	7,138
8,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	6,314
4,000	PICC Property and Casualty Co. Ltd. Class H (Insurance)	8,275
93,964	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	1,106,707
34,000	Postal Savings Bank of China Co. Ltd. Class H(a) (Banks)	22,697
57,500	Semiconductor Manufacturing International Corp.* (Semiconductors & Semiconductor Equipment)	82,750
15,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals)	90,056
16,182	Shanghai Pharmaceuticals Holding Co. Ltd. Class H (Health Care Providers & Services)	42,281
11,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	113,548
154,034	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	59,141
40,000	Sinopec Shanghai Petrochemical Co. Ltd. Class H (Chemicals)	24,423
6,000	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	26,441
85,783	Sinotrans Ltd. Class H (Air Freight & Logistics)	52,031
28,870	Sunac China Holdings Ltd. (Real Estate Management & Development)	137,788

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
5,667	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	$ 78,112
73,746	Tencent Holdings Ltd. (Internet Software & Services)	4,357,462
382,236	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	217,788
44,343	Tianneng Power International Ltd. (Auto Components)	43,875
22,000	Tingyi Cayman Islands Holding Corp. (Food Products)	45,841
9,000	TravelSky Technology Ltd. Class H (IT Services)	28,090
6,000	Tsingtao Brewery Co. Ltd. Class H (Beverages)	33,441
42,000	Want Want China Holdings Ltd. (Food Products)	37,015
88,721	Weichai Power Co. Ltd. Class H (Machinery)	110,672
8,500	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	58,415
82,790	Yanzhou Coal Mining Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	143,993
815	Yirendai Ltd. ADR (Consumer Finance)	32,942
2,087	YY, Inc. ADR* (Internet Software & Services)	277,488
38,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	44,876
3,200	Zhuzhou CRRC Times Electric Co. Ltd. Class H (Electrical Equipment)	17,701
74,000	Zijin Mining Group Co. Ltd. Class H (Metals & Mining)	37,307
40,012	ZTE Corp. Class H* (Communications Equipment)	145,194

		21,883,626

Colombia – 0.1%
983	Almacenes Exito SA (Food & Staples Retailing)	6,193
2,421	Banco de Bogota SA (Banks)	56,900
8,562	Cementos Argos SA (Construction Materials)	34,091
1,502	Corp. Financiera Colombiana SA (Diversified Financial Services)	14,226
12,416	Ecopetrol SA ADR (Oil, Gas & Consumable Fuels)	234,290
1,245	Grupo Argos SA (Construction Materials)	9,055
1,613	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	22,802

Shares	Description	Value
Common Stocks – (continued)
Colombia – (continued)
38,585	Grupo Energia Bogota SA ESP (Gas Utilities)	$ 27,600
1,820	Grupo Nutresa SA (Food Products)	17,341
6,274	Interconexion Electrica SA ESP (Electric Utilities)	31,613

		454,111

Czech Republic – 0.1%
11,824	CEZ AS (Electric Utilities)	302,895
1,152	Komercni banka AS (Banks)	52,905

		355,800

Denmark – 0.7%
43	AP Moller - Maersk A/S Class B (Marine)	76,764
1,169	Carlsberg A/S Class B (Beverages)	150,262
12,131	Chr Hansen Holding A/S (Chemicals)	1,060,413
7,289	Coloplast A/S Class B (Health Care Equipment & Supplies)	648,006
3,558	Danske Bank A/S (Banks)	144,479
774	DSV A/S (Road & Rail)	63,638
2,105	GN Store Nord A/S (Health Care Equipment & Supplies)	70,985
1,142	ISS A/S (Commercial Services & Supplies)	44,557
2,449	Jyske Bank A/S (Banks)	141,576
563	Novo Nordisk A/S Class B (Pharmaceuticals)	31,246
16,694	Novozymes A/S Class B (Chemicals)	926,099
740	Orsted A/S(a) (Electric Utilities)	44,935
3,731	Royal Unibrew A/S (Beverages)	226,679
22,587	TDC A/S (Diversified Telecommunication Services)	150,759
290	Vestas Wind Systems A/S (Electrical Equipment)	19,780

		3,800,178

Finland – 0.3%
1,815	Elisa Oyj (Diversified Telecommunication Services)	77,252
5,280	Fortum Oyj (Electric Utilities)	114,500
928	Huhtamaki Oyj (Containers & Packaging)	39,616
2,394	Kesko Oyj Class B (Food & Staples Retailing)	139,630
1,475	Metso Oyj (Machinery)	51,498
3,396	Neste Oyj (Oil, Gas & Consumable Fuels)	235,034
8,438	Nokia Oyj (Communications Equipment)	40,701
1,384	Nokian Renkaat Oyj (Auto Components)	69,924

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Finland – (continued)
1,417	Orion Oyj Class B (Pharmaceuticals)	$ 56,842
1,353	Sampo Oyj Class A (Insurance)	78,606
4,356	Stora Enso Oyj Class R (Paper & Forest Products)	74,805
2,541	UPM-Kymmene Oyj (Paper & Forest Products)	85,679
12,738	Valmet Oyj (Machinery)	285,811
334	Wartsila Oyj Abp (Machinery)	22,832

		1,372,730

France – 2.5%
493	Accor SA (Hotels, Restaurants & Leisure)	28,059
574	Aeroports de Paris (Transportation Infrastructure)	119,215
209	Air Liquide SA (Chemicals)	28,183
4,051	Alstom SA (Machinery)	177,695
758	Amundi SA(a) (Capital Markets)	71,524
452	Arkema SA (Chemicals)	57,746
375	Atos SE (IT Services)	59,140
1,190	AXA SA (Insurance)	39,136
1,777	BioMerieux (Health Care Equipment & Supplies)	168,238
7,848	BNP Paribas SA (Banks)	648,196
16,170	Bollore SA*	93,887
4,134	Bouygues SA (Construction & Engineering)	229,761
3,591	Bureau Veritas SA (Professional Services)	105,228
718	Capgemini SE (IT Services)	95,308
995	Carrefour SA (Food & Staples Retailing)	23,728
1,115	Casino Guichard Perrachon SA (Food & Staples Retailing)	65,149
73	Christian Dior SE (Textiles, Apparel & Luxury Goods)	28,265
1,025	Cie de Saint-Gobain (Building Products)	59,537
663	Cie Generale des Etablissements Michelin (Auto Components)	106,063
5,168	Cie Plastic Omnium SA (Auto Components)	265,462
2,212	CNP Assurances (Insurance)	56,693
1,793	Credit Agricole SA (Banks)	33,805
132	Danone SA (Food Products)	11,361
23	Dassault Aviation SA (Aerospace & Defense)	38,464
292	Dassault Systemes SE (Software)	33,663
1,368	Edenred (Commercial Services & Supplies)	44,149
993	Eiffage SA (Construction & Engineering)	120,386
7,280	Electricity de France SA (Electric Utilities)	100,101

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
3,948	Elior Group SA(a) (Hotels, Restaurants & Leisure)	$ 90,867
32,186	Engie SA (Multi-Utilities)	558,880
5,892	Essilor International Cie Generale d’Optique SA (Health Care Equipment & Supplies)	836,456
849	Eurazeo SA (Diversified Financial Services)	89,379
5,020	Eutelsat Communications SA (Media)	110,490
889	Faurecia (Auto Components)	79,770
3,202	Fonciere Des Regions (Equity Real Estate Investment Trusts (REITs))	351,944
1,016	Gecina SA (Equity Real Estate Investment Trusts (REITs))	198,294
7,006	Getlink SE (Transportation Infrastructure)	98,291
1,545	Hermes International (Textiles, Apparel & Luxury Goods)	854,001
1,846	ICADE (Equity Real Estate Investment Trusts (REITs))	200,198
175	Iliad SA (Diversified Telecommunication Services)	45,277
460	Ingenico Group SA (Electronic Equipment, Instruments & Components)	52,371
731	Ipsen SA (Pharmaceuticals)	102,366
945	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	43,174
67	L’Oreal SA (Personal Products)	15,226
4,156	Lagardere SCA (Media)	129,615
3,985	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,248,305
7,531	Natixis SA (Capital Markets)	68,576
375	Nexans SA (Electrical Equipment)	22,745
2,243	Nexity SA* (Real Estate Management & Development)	135,155
2,095	Orange SA (Diversified Telecommunication Services)	37,856
2,726	Orpea (Health Care Providers & Services)	340,223
239	Pernod Ricard SA (Beverages)	38,071
1,586	Peugeot SA (Automobiles)	35,624
433	Publicis Groupe SA (Media)	29,924
318	Renault SA (Automobiles)	34,927
2,679	Rexel SA (Trading Companies & Distributors)	48,261
6,262	Rubis SCA (Gas Utilities)	461,832
306	Safran SA (Aerospace & Defense)	34,572
970	Sanofi (Pharmaceuticals)	85,604

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
16,948	Schneider Electric SE* (Electrical Equipment)	$ 1,587,981
1,813	SCOR SE (Insurance)	81,146
575	SEB SA (Household Durables)	118,796
562	Societe BIC SA (Commercial Services & Supplies)	64,357
699	Societe Generale SA (Banks)	40,624
219	Sodexo SA (Hotels, Restaurants & Leisure)	28,072
2,524	SOITEC* (Semiconductors & Semiconductor Equipment)	206,822
894	Sopra Steria Group (IT Services)	181,433
4,581	Suez (Multi-Utilities)	68,287
1,648	Teleperformance (Professional Services)	249,760
458	Thales SA (Aerospace & Defense)	51,339
1,075	TOTAL SA (Oil, Gas & Consumable Fuels)	62,328
704	Ubisoft Entertainment SA* (Software)	60,251
279	Unibail-Rodamco SE (Equity Real Estate Investment Trusts (REITs))	71,531
3,237	Veolia Environnement SA (Multi-Utilities)	81,600
560	Vinci SA (Construction & Engineering)	60,524
3,672	Vivendi SA (Media)	107,588
623	Wendel SA (Diversified Financial Services)	116,163
1,727	Zodiac Aerospace (Aerospace & Defense)	53,668

		12,678,686

Germany – 2.2%
765	1&1 Drillisch AG (Wireless Telecommunication Services)	63,636
6,084	Aareal Bank AG (Thrifts & Mortgage Finance)	307,560
3,712	adidas AG (Textiles, Apparel & Luxury Goods)	862,576
379	Allianz SE (Insurance)	95,859
1,283	Aurubis AG (Metals & Mining)	134,822
990	Axel Springer SE (Media)	86,999
12,030	BASF SE (Chemicals)	1,410,851
241	Bayer AG (Pharmaceuticals)	31,580
376	Bayerische Motoren Werke AG (Automobiles)	42,949
1,605	Bechtle AG (IT Services)	146,381
238	Beiersdorf AG (Personal Products)	28,218
249	Brenntag AG (Trading Companies & Distributors)	16,165
2,910	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	190,473
8,847	Commerzbank AG* (Banks)	145,984

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
44	Continental AG (Auto Components)	$ 13,218
540	Covestro AG(a) (Chemicals)	62,181
297	Daimler AG (Automobiles)	27,201
3,833	Deutsche Bank AG (Capital Markets)	70,530
4,397	Deutsche Lufthansa AG (Airlines)	157,073
574	Deutsche Post AG (Air Freight & Logistics)	27,113
1,709	Deutsche Telekom AG (Diversified Telecommunication Services)	29,976
5,226	Deutsche Wohnen SE (Real Estate Management & Development)	236,296
17,919	Deutz AG (Machinery)	166,393
1,708	Duerr AG (Machinery)	235,307
2,003	E.ON SE (Multi-Utilities)	21,054
2,751	Evonik Industries AG (Chemicals)	108,707
4,971	Evotec AG* (Life Sciences Tools & Services)	90,773
1,295	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	153,326
1,573	Freenet AG (Wireless Telecommunication Services)	60,318
325	Fresenius Medical Care AG & Co. KGaA (Health Care Providers & Services)	37,460
651	GEA Group AG (Machinery)	32,379
728	Hannover Rueck SE (Insurance)	99,564
559	HeidelbergCement AG (Construction Materials)	60,683
285	HOCHTIEF AG (Construction & Engineering)	51,540
1,005	HUGO BOSS AG (Textiles, Apparel & Luxury Goods)	92,303
860	Innogy SE(a) (Multi-Utilities)	32,786
2,443	K&S AG (Chemicals)	68,659
891	KION Group AG (Machinery)	81,896
3,644	LEG Immobilien AG (Real Estate Management & Development)	411,246
5,769	Linde AG* (Chemicals)	1,408,148
787	MAN SE (Machinery)	93,606
271	Merck KGaA (Pharmaceuticals)	29,663
419	MTU Aero Engines AG (Aerospace & Defense)	75,114
382	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	89,872
1,524	OSRAM Licht AG (Electrical Equipment)	133,195
1,034	Pfeiffer Vacuum Technology AG (Machinery)	205,017

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
429	Puma SE (Textiles, Apparel & Luxury Goods)	$ 180,909
3,871	Rheinmetall AG (Industrial Conglomerates)	547,940
1,439	RWE AG* (Multi-Utilities)	28,861
7,803	SAP SE (Software)	882,835
1,832	Siltronic AG* (Semiconductors & Semiconductor Equipment)	304,142
319	Stada Arzneimittel AG (Pharmaceuticals)	34,623
2,027	Stroeer SE & Co. KGaA (Media)	156,221
449	Symrise AG (Chemicals)	37,627
22,143	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	111,930
5,047	TLG Immobilien AG (Real Estate Management & Development)	141,990
9,470	TUI AG (Hotels, Restaurants & Leisure)	214,101
1,558	United Internet AG (Internet Software & Services)	113,673
2,979	Vonovia SE (Real Estate Management & Development)	146,902
1,219	Wirecard AG (IT Services)	151,983
410	Zalando SE*(a) (Internet & Direct Marketing Retail)	24,031

		11,104,418

Greece – 0.0%
2,389	Alpha Bank AE* (Banks)	5,813
21,672	Eurobank Ergasias SA* (Banks)	24,158
762	JUMBO SA (Specialty Retail)	15,061
731	Motor Oil Hellas Corinth Refineries SA (Oil, Gas & Consumable Fuels)	18,288
69,636	National Bank of Greece SA* (Banks)	29,445
3,381	OPAP SA (Hotels, Restaurants & Leisure)	45,335
1,145	Piraeus Bank SA* (Banks)	5,160
1,292	Titan Cement Co. SA (Construction Materials)	39,621

		182,881

Hong Kong – 1.8%
140,608	AIA Group Ltd. (Insurance)	1,201,003
100,000	Alibaba Pictures Group Ltd.* (Media)	13,934
3,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	47,672
4,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	27,615

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
10,000	Beijing Enterprises Water Group Ltd.* (Water Utilities)	$ 7,182
8,000	BOC Hong Kong Holdings Ltd. (Banks)	40,800
118,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	300,007
12,000	China Everbright Ltd. (Capital Markets)	29,524
6,000	China Gas Holdings Ltd. (Gas Utilities)	17,516
32,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	20,831
99,800	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	263,147
227,725	China Mobile Ltd. (Wireless Telecommunication Services)	2,398,034
6,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	23,204
6,000	China Resources Beer Holdings Co. Ltd. (Beverages)	22,665
6,000	China Resources Gas Group Ltd. (Gas Utilities)	19,758
2,000	China Resources Land Ltd. (Real Estate Management & Development)	7,960
23,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	30,269
14,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	25,814
18,000	China State Construction International Holdings Ltd. (Construction & Engineering)	25,982
11,480	China Taiping Insurance Holdings Co. Ltd. (Insurance)	49,421
30,000	China Unicom Hong Kong Ltd.* (Diversified Telecommunication Services)	44,970
124,911	CITIC Ltd. (Industrial Conglomerates)	196,587
2,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	19,031
6,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	80,931
4,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	40,047
5,000	CLP Holdings Ltd. (Electric Utilities)	50,943
256,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	402,397

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
18,083	COSCO SHIPPING Ports Ltd. (Transportation Infrastructure)	$ 18,932
14,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	31,014
7,400	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	62,792
50,000	Far East Horizon Ltd. (Diversified Financial Services)	53,756
72,931	Fosun International Ltd. (Industrial Conglomerates)	171,699
67,500	Fullshare Holdings Ltd.* (Real Estate Management & Development)	31,840
2,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	17,644
269,000	GCL-Poly Energy Holdings Ltd.* (Semiconductors & Semiconductor Equipment)	46,261
12,000	Guangdong Investment Ltd. (Water Utilities)	17,841
3,000	Haier Electronics Group Co. Ltd.* (Household Durables)	10,241
13,000	Hang Lung Group Ltd. (Real Estate Management & Development)	49,344
11,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	28,994
300	Hang Seng Bank Ltd. (Banks)	7,141
4,100	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	28,612
12,300	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	24,294
11,200	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	80,655
25,500	Hopewell Holdings Ltd. (Industrial Conglomerates)	102,925
48,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	268,144
800	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	50,781
1,000	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	39,800
15,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	82,076
22,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	21,823
111,825	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	64,372

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
108,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	$ 55,018
13,500	Link REIT (Equity Real Estate Investment Trusts (REITs))	119,481
63,000	Melco International Development Ltd. (Hotels, Restaurants & Leisure)	188,610
26,121	MTR Corp. Ltd. (Road & Rail)	149,388
22,771	New World Development Co. Ltd. (Real Estate Management & Development)	36,706
54,727	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	84,907
57,945	NWS Holdings Ltd. (Industrial Conglomerates)	112,624
113,000	PCCW Ltd. (Diversified Telecommunication Services)	65,078
12,000	Power Assets Holdings Ltd. (Electric Utilities)	106,690
67,600	Sands China Ltd. (Hotels, Restaurants & Leisure)	401,725
24,785	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	72,408
18,018	Shimao Property Holdings Ltd. (Real Estate Management & Development)	53,466
24,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	44,025
20,651	Sino Land Co. Ltd. (Real Estate Management & Development)	38,067
35,500	Sino-Ocean Group Holding Ltd. (Real Estate Management & Development)	29,308
27,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)	37,242
3,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	51,866
4,500	Swire Pacific Ltd. Class A (Real Estate Management & Development)	44,915
21,800	Swire Properties Ltd. (Real Estate Management & Development)	76,320
7,500	Techtronic Industries Co. Ltd. (Household Durables)	49,951
3,122	The Bank of East Asia Ltd. (Banks)	13,477
4,000	VTech Holdings Ltd. (Communications Equipment)	55,176
21,000	WH Group Ltd.(a) (Food Products)	26,013
6,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	46,924

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
7,200	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	$ 25,437
248,000	Xinyi Glass Holdings Ltd.* (Auto Components)	375,752
27,044	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	122,037

		9,200,836

Hungary – 0.2%
26,204	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	320,063
7,705	OTP Bank PLC (Banks)	357,212
6,949	Richter Gedeon Nyrt (Pharmaceuticals)	178,594

		855,869

India – 2.0%
2,001	Ambuja Cements Ltd. (Construction Materials)	8,236
1,148	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	20,955
10,004	Ashok Leyland Ltd. (Machinery)	19,797
1,540	Asian Paints Ltd. (Chemicals)	27,336
546	Aurobindo Pharma Ltd. (Pharmaceuticals)	5,411
895	Bajaj Auto Ltd. (Automobiles)	46,897
802	Bajaj Finance Ltd. (Consumer Finance)	21,107
187	Bajaj Finserv Ltd. (Insurance)	14,119
26,113	Balrampur Chini Mills Ltd. (Food Products)	50,063
3,408	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	26,378
2,749	Bharti Airtel Ltd. (Wireless Telecommunication Services)	19,000
2,375	Cadila Healthcare Ltd. (Pharmaceuticals)	15,886
19,413	Cipla Ltd. (Pharmaceuticals)	181,140
26,250	Cipla Ltd. GDR (Pharmaceuticals)	244,935
7,554	Dabur India Ltd. (Personal Products)	42,233
12,443	Dewan Housing Finance Corp. Ltd. (Thrifts & Mortgage Finance)	113,637
1,558	Divi’s Laboratories Ltd. (Life Sciences Tools & Services)	25,461
9,990	Dr. Reddy’s Laboratories Ltd. ADR (Pharmaceuticals)	344,255
27	Eicher Motors Ltd. (Machinery)	11,417
9,724	Federal Bank Ltd. (Banks)	15,325
35,838	GAIL India Ltd. (Gas Utilities)	269,392

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
549	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	$ 5,231
1,750	Godrej Consumer Products Ltd. (Personal Products)	28,983
18,963	HCL Technologies Ltd. (IT Services)	294,133
20,754	HDFC Bank Ltd. ADR (Banks)	2,253,677
333	Hero MotoCorp Ltd. (Automobiles)	19,308
26,018	Hindalco Industries Ltd. (Metals & Mining)	104,550
4,719	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	29,447
2,342	Hindustan Unilever Ltd. (Household Products)	50,422
256	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	7,866
5,188	ICICI Bank Ltd. (Banks)	28,701
88,436	ICICI Bank Ltd. ADR (Banks)	971,027
20,545	Idea Cellular Ltd.* (Wireless Telecommunication Services)	30,036
2,683	Indiabulls Housing Finance Ltd. (Thrifts & Mortgage Finance)	58,560
7,692	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	50,440
1,473	Infosys Ltd. (IT Services)	26,587
56,182	Infosys Ltd. ADR (IT Services)	1,011,838
43,132	ITC Ltd. (Tobacco)	184,046
21,687	JSW Steel Ltd. (Metals & Mining)	98,673
426	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	3,577
1,149	Lupin Ltd. (Pharmaceuticals)	16,003
1,712	Mahindra & Mahindra Ltd. (Automobiles)	20,499
7,587	Marico Ltd. (Personal Products)	36,860
2,057	Maruti Suzuki India Ltd. (Automobiles)	307,119
1,528	Motherson Sumi Systems Ltd. (Auto Components)	8,776
115	Nestle India Ltd. (Food Products)	13,490
8,006	NIIT Technologies Ltd. (Software)	107,628
31,023	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	83,040
13,413	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	42,809
3,173	Phillips Carbon Black Ltd. (Chemicals)	60,030
562	Piramal Enterprises Ltd. (Pharmaceuticals)	24,237

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
68,064	Power Finance Corp. (Diversified Financial Services)	$ 124,797
11,681	Power Grid Corp. of India Ltd. (Electric Utilities)	35,562
6,266	Radico Khaitan Ltd. (Beverages)	35,521
5,956	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	89,868
6,990	Reliance Infrastructure Ltd. (Electric Utilities)	54,435
7,847	Rural Electrification Corp. Ltd. (Diversified Financial Services)	19,158
26	Shree Cement Ltd. (Construction Materials)	7,034
827	Siemens Ltd. (Industrial Conglomerates)	16,881
6,073	State Bank of India (Banks)	29,841
11,747	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	106,863
8,739	Tata Consultancy Services Ltd. (IT Services)	426,955
45,075	Tata Global Beverages Ltd. (Food Products)	205,492
57,408	Tata Global Beverages Ltd. GDR (Food Products)	261,717
5,478	Tata Motors Ltd. ADR* (Automobiles)	169,599
4,201	Tata Steel Ltd. (Metals & Mining)	46,513
28,059	Tech Mahindra Ltd. (IT Services)	270,273
20,057	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	274,207
133	UltraTech Cement Ltd. (Construction Materials)	9,151
544	United Spirits Ltd.* (Beverages)	28,016
670	UPL Ltd. (Chemicals)	7,911
4,838	Vakrangee Ltd. (IT Services)	27,745
7,329	Vedanta Ltd. (Metals & Mining)	39,083
8,497	Vedanta Ltd. ADR (Metals & Mining)	182,006
5,141	Wipro Ltd. (IT Services)	24,585
1,375	Yes Bank Ltd. (Banks)	7,637
3,823	Zee Entertainment Enterprises Ltd. (Media)	35,637

		10,037,060

Indonesia – 0.6%
610,931	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	111,764
15,800	Bank Central Asia Tbk PT (Banks)	26,825
822,200	Bank Mandiri Persero Tbk PT (Banks)	499,834
1,203,797	Bank Negara Indonesia Persero Tbk PT (Banks)	845,180

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
2,431,380	Bank Rakyat Indonesia Persero Tbk PT (Banks)	$ 671,928
140,348	Barito Pacific Tbk PT* (Chemicals)	27,674
29,397	Gudang Garam Tbk PT (Tobacco)	177,961
85,900	Hanjaya Mandala Sampoerna Tbk PT (Tobacco)	31,438
4,100	Indocement Tunggal Prakarsa Tbk PT (Construction Materials)	6,676
26,100	Indofood CBP Sukses Makmur Tbk PT (Food Products)	17,009
130,743	Indofood Sukses Makmur Tbk PT (Food Products)	75,681
84,900	Kalbe Farma Tbk PT (Pharmaceuticals)	10,558
112,600	Perusahaan Gas Negara Persero Tbk (Gas Utilities)	21,951
125,900	Semen Indonesia Persero Tbk PT (Construction Materials)	104,850
1,683,300	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	501,621
1,800	Unilever Indonesia Tbk PT (Household Products)	7,314
61,739	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	179,381

		3,317,645

Ireland – 1.5%
8,698	Accenture PLC Class A (IT Services)	1,397,768
11,914	Allergan PLC (Pharmaceuticals)	2,147,618
14,758	Bank of Ireland Group PLC* (Banks)	144,017
1,047	CRH PLC (Construction Materials)	38,884
3,491	DCC PLC (Industrial Conglomerates)	366,928
1,352	Eaton Corp. PLC (Electrical Equipment)	113,527
3,314	Glanbia PLC (Food Products)	56,678
39,423	Greencore Group PLC (Food Products)	108,871
8,537	ICON PLC* (Life Sciences Tools & Services)	934,972
1,662	Ingersoll-Rand PLC (Machinery)	157,275
1,178	Johnson Controls International PLC (Building Products)	46,095
1,137	Kerry Group PLC Class A (Food Products)	121,048
2,148	Kingspan Group PLC (Building Products)	99,064
1,989	Medtronic PLC (Health Care Equipment & Supplies)	170,835

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
643	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	$ 74,563
1,587	Pentair PLC (Machinery)	113,470
2,198	Perrigo Co. PLC (Pharmaceuticals)	199,183
5,939	Ryanair Holdings PLC ADR* (Airlines)	728,775
1,734	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	95,717
9,778	Smurfit Kappa Group PLC (Containers & Packaging)	343,073
14,816	UDG Healthcare PLC (Health Care Providers & Services)	172,581
1,561	Willis Towers Watson PLC (Insurance)	250,494

		7,881,436

Israel – 0.3%
582	Airport City Ltd.* (Real Estate Management & Development)	7,490
2,443	Amot Investments Ltd. (Real Estate Management & Development)	14,600
267	Azrieli Group Ltd. (Real Estate Management & Development)	14,532
1,064	Bank Hapoalim BM (Banks)	7,949
24	Bayside Land Corp. (Real Estate Management & Development)	12,051
1,417	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	2,339
372	Cellcom Israel Ltd.* (Wireless Telecommunication Services)	3,468
2,094	Check Point Software Technologies Ltd.* (Software)	216,541
377	Clal Insurance Enterprises Holdings Ltd.* (Insurance)	7,331
1,319	Delek Automotive Systems Ltd. (Specialty Retail)	10,243
47	Elbit Systems Ltd. (Aerospace & Defense)	7,099
746	First International Bank Of Israel Ltd. (Banks)	16,831
549	Gazit-Globe Ltd. (Real Estate Management & Development)	5,745
1,075	Harel Insurance Investments & Financial Services Ltd. (Insurance)	8,880
66	IDI Insurance Co. Ltd. (Insurance)	4,769
77,413	Israel Discount Bank Ltd. Class A* (Banks)	231,571
129	Jerusalem Oil Exploration* (Oil, Gas & Consumable Fuels)	7,996

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
253	Mazor Robotics Ltd.* (Health Care Equipment & Supplies)	$ 8,314
222	Melisron Ltd. (Real Estate Management & Development)	9,925
11,654	Mizrahi Tefahot Bank Ltd. (Banks)	226,824
220	Nice Ltd. (Software)	20,028
27,719	Oil Refineries Ltd. (Oil, Gas & Consumable Fuels)	13,128
4,151	Orbotech Ltd.* (Electronic Equipment, Instruments & Components)	221,082
108	Paz Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	18,604
200	Radware Ltd.* (Communications Equipment)	4,022
2,421	Shikun & Binui Ltd. (Construction & Engineering)	5,915
1,094	Shufersal Ltd. (Food & Staples Retailing)	7,876
930	Strauss Group Ltd. (Food Products)	20,982
20	The Israel Corp. Ltd.* (Chemicals)	3,858
4,338	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	150,702
2,852	Wix.com Ltd.* (Internet Software & Services)	174,115

		1,464,810

Italy – 1.1%
14,076	Amplifon SpA (Health Care Providers & Services)	250,082
28,353	Anima Holding SpA(a) (Capital Markets)	237,885
4,124	Assicurazioni Generali SpA (Insurance)	81,816
2,081	Atlantia SpA (Transportation Infrastructure)	68,880
11,864	Autogrill SpA (Hotels, Restaurants & Leisure)	165,121
19,432	Banco BPM SpA* (Banks)	73,966
8,933	Buzzi Unicem SpA (Construction Materials)	262,283
11,846	Davide Campari-Milano SpA (Beverages)	94,355
16,526	Enel SpA (Electric Utilities)	105,062
2,488	Eni SpA (Oil, Gas & Consumable Fuels)	44,790
39,805	Hera SpA (Multi-Utilities)	145,486
27,624	Intesa Sanpaolo SpA (Banks)	108,539
82,307	Iren SpA (Multi-Utilities)	266,326
3,831	Leonardo SpA (Aerospace & Defense)	46,239
11,406	Luxottica Group SpA (Textiles, Apparel & Luxury Goods)	733,392
30,040	Mediobanca Banca di Credito Finanziario SpA (Banks)	365,342

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
12,338	Moncler SpA (Textiles, Apparel & Luxury Goods)	$ 406,602
4,919	Poste Italiane SpA(a) (Insurance)	40,698
1,140	Prysmian SpA (Electrical Equipment)	40,103
6,296	Recordati SpA (Pharmaceuticals)	286,710
23,803	Snam SpA (Oil, Gas & Consumable Fuels)	115,784
9,886	Societa Iniziative Autostradali e Servizi SpA (Transportation Infrastructure)	186,073
36,813	Telecom Italia SpA* (Diversified Telecommunication Services)	33,127
20,826	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	125,352
55,639	UniCredit SpA* (Banks)	1,226,706
15,820	Unione di Banche Italiane SpA (Banks)	82,000

		5,592,719

Japan – 6.4%
10	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	44,564
28	Advance Residence Investment Corp. (Equity Real Estate Investment Trusts (REITs))	71,815
4,300	AEON Co. Ltd. (Food & Staples Retailing)	73,411
3,400	Air Water, Inc. (Chemicals)	72,960
1,500	Aisin Seiki Co. Ltd. (Auto Components)	87,797
600	Ajinomoto Co., Inc. (Food Products)	11,413
2,000	Alfresa Holdings Corp. (Health Care Providers & Services)	48,680
6,900	Alps Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	199,393
5,100	Amada Holdings Co. Ltd. (Machinery)	75,860
2,100	ANA Holdings, Inc. (Airlines)	85,670
1,900	Aozora Bank Ltd. (Banks)	77,173
800	Asahi Glass Co. Ltd. (Building Products)	35,228
800	Asahi Group Holdings Ltd. (Beverages)	40,418
11,000	Asahi Kasei Corp. (Chemicals)	144,320
400	Astellas Pharma, Inc. (Pharmaceuticals)	5,261
200	Bandai Namco Holdings, Inc. (Leisure Products)	6,545

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,700	Bridgestone Corp. (Auto Components)	$ 82,970
800	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	20,551
800	Calbee, Inc. (Food Products)	28,265
2,500	Canon, Inc. (Technology Hardware, Storage & Peripherals)	99,750
2,000	Casio Computer Co. Ltd. (Household Durables)	30,456
200	Central Japan Railway Co. (Road & Rail)	37,992
4,500	Chubu Electric Power Co., Inc. (Electric Utilities)	56,709
13,800	CMK Corp. (Electronic Equipment, Instruments & Components)	135,635
6,900	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	244,440
3,700	Concordia Financial Group Ltd. (Banks)	22,562
3,600	Cosmo Energy Holdings Co. Ltd. (Oil, Gas & Consumable Fuels)	141,738
1,000	Credit Saison Co. Ltd. (Consumer Finance)	18,270
2,100	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	46,959
2,900	Dai-ichi Life Holdings, Inc. (Insurance)	61,154
5,000	Daicel Corp. (Chemicals)	60,800
3,100	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	104,079
100	Daikin Industries Ltd. (Building Products)	12,066
9,700	Daikyonishikawa Corp. (Auto Components)	158,466
100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	17,526
700	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	27,726
3	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	7,370
3,000	Daiwa Securities Group, Inc. (Capital Markets)	21,596
4,800	Denka Co. Ltd (Chemicals)	191,849
1,300	Denso Corp. (Auto Components)	81,726
200	Dentsu, Inc. (Media)	8,974
4,200	DIC Corp. (Chemicals)	166,201
300	Disco Corp. (Semiconductors & Semiconductor Equipment)	70,751
100	Don Quijote Holdings Co. Ltd. (Multiline Retail)	5,541
4,600	DTS Corp. (IT Services)	168,308

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
11,500	East Japan Railway Co. (Road & Rail)	$ 1,147,869
4,000	Ebara Corp. (Machinery)	164,194
2,400	Eizo Corp. (Technology Hardware, Storage & Peripherals)	113,043
3,500	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	99,770
3,000	Ezaki Glico Co. Ltd. (Food Products)	153,089
1,200	FamilyMart UNY Holdings Co. Ltd. (Food & Staples Retailing)	80,706
200	FANUC Corp. (Machinery)	54,284
6,600	FCC Co. Ltd. (Auto Components)	177,489
17,000	Fuji Electric Co. Ltd. (Electrical Equipment)	140,354
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	34,692
23,400	Fujikura Ltd. (Electrical Equipment)	230,069
3,000	Fujitsu Ltd. (IT Services)	22,151
11,000	Fukuoka Financial Group, Inc. (Banks)	64,007
1,900	Fuyo General Lease Co. Ltd. (Diversified Financial Services)	139,748
45	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	52,166
1,000	Hakuhodo DY Holdings, Inc. (Media)	15,057
1,500	Hamamatsu Photonics KK (Electronic Equipment, Instruments & Components)	55,658
1,900	Hankyu Hanshin Holdings, Inc. (Road & Rail)	76,763
21,800	Haseko Corp. (Household Durables)	340,911
4,300	Hino Motors Ltd. (Machinery)	57,182
200	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	30,114
600	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	41,122
67,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	534,646
1,900	Honda Motor Co. Ltd. (Automobiles)	67,005
500	Hoshizaki Corp. (Machinery)	47,435
500	Hoya Corp. (Health Care Equipment & Supplies)	25,682
1,300	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	48,800
1,600	IHI Corp. (Machinery)	53,742

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
5,900	Inpex Corp. (Oil, Gas & Consumable Fuels)	$ 76,945
3,400	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	40,846
1,000	Isuzu Motors Ltd. (Automobiles)	16,934
2,100	Itochu Corp. (Trading Companies & Distributors)	41,321
3,200	J. Front Retailing Co. Ltd. (Multiline Retail)	58,817
4,300	Jafco Co. Ltd. (Capital Markets)	244,725
34,800	Japan Airlines Co. Ltd. (Airlines)	1,315,005
60	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	44,463
5,000	Japan Lifeline Co. Ltd. (Health Care Providers & Services)	126,724
1,800	Japan Post Bank Co. Ltd. (Banks)	24,363
600	Japan Post Holdings Co. Ltd. (Insurance)	7,173
9	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts (REITs))	31,822
4	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	20,555
23	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	45,907
500	Japan Tobacco, Inc. (Tobacco)	16,570
2,700	JFE Holdings, Inc. (Metals & Mining)	64,191
3,000	JGC Corp. (Construction & Engineering)	65,200
2,900	JSR Corp. (Chemicals)	68,933
3,800	JTEKT Corp. (Machinery)	68,232
8,000	Juki Corp. (Machinery)	152,595
21,700	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	144,470
10,000	K’s Holdings Corp. (Specialty Retail)	279,326
13,000	Kajima Corp. (Construction & Engineering)	129,065
5,500	Kanamoto Co. Ltd. (Trading Companies & Distributors)	170,091
5,000	Kaneka Corp. (Chemicals)	46,543
1,300	Kansai Paint Co. Ltd. (Chemicals)	32,155
500	Kao Corp. (Personal Products)	34,744
1,300	KAWADA TECHNOLOGIES, Inc. (Construction & Engineering)	73,129
800	Kawasaki Heavy Industries Ltd. (Machinery)	33,126

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
53,400	KDDI Corp. (Wireless Telecommunication Services)	$ 1,355,201
400	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	12,681
2,200	Keikyu Corp. (Road & Rail)	43,481
400	Keio Corp. (Road & Rail)	19,046
1,400	Keisei Electric Railway Co. Ltd. (Road & Rail)	47,542
24	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	151,170
400	Kewpie Corp. (Food Products)	11,444
2,610	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,594,990
3,200	Kinden Corp. (Construction & Engineering)	53,557
200	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	7,919
1,900	Kirin Holdings Co. Ltd. (Beverages)	47,595
500	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	33,119
3,000	Kobe Steel Ltd.* (Metals & Mining)	31,237
17,300	Komatsu Ltd. (Machinery)	679,933
1,500	Konami Holdings Corp. (Software)	86,435
6,600	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	66,067
100	Kose Corp. (Personal Products)	17,270
3,600	Koshidaka Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	199,744
5,200	Kuraray Co. Ltd. (Chemicals)	97,673
3,200	Kurita Water Industries Ltd. (Machinery)	105,051
1,700	Kyocera Corp. (Electronic Equipment, Instruments & Components)	113,485
6,800	Kyowa Exeo Corp. (Construction & Engineering)	176,534
3,900	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	76,083
3,800	Kyudenko Corp. (Construction & Engineering)	174,555
5,300	Kyushu Electric Power Co., Inc. (Electric Utilities)	58,266
2,900	Kyushu Financial Group, Inc. (Banks)	17,424
300	Lawson, Inc. (Food & Staples Retailing)	20,345
2,000	Lion Corp. (Household Products)	37,527
6,100	LIXIL Group Corp. (Building Products)	171,889
300	M3, Inc. (Health Care Technology)	10,997
500	Mabuchi Motor Co. Ltd. (Electrical Equipment)	29,751

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
13,200	Maeda Corp. (Construction & Engineering)	$ 181,429
13,000	Makino Milling Machine Co. Ltd. (Machinery)	146,937
1,000	Makita Corp. (Machinery)	47,244
8,500	Marubeni Corp. (Trading Companies & Distributors)	63,928
2,000	Marui Group Co. Ltd. (Multiline Retail)	36,557
5,400	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	221,869
3,800	Maxell Holdings Ltd. (Technology Hardware, Storage & Peripherals)	87,791
400	Mazda Motor Corp. (Automobiles)	5,634
12,200	MCJ Co. Ltd. (Technology Hardware, Storage & Peripherals)	138,519
170	MCUBS MidCity Investment Corp. (Equity Real Estate Investment Trusts (REITs))	122,085
53,400	Mebuki Financial Group, Inc. (Banks)	243,793
1,800	Medipal Holdings Corp. (Health Care Providers & Services)	35,136
3,100	MINEBEA MITSUMI, Inc. (Machinery)	70,554
600	Miraca Holdings, Inc. (Health Care Providers & Services)	27,406
800	MISUMI Group, Inc. (Trading Companies & Distributors)	24,221
4,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	46,897
1,600	Mitsubishi Corp. (Trading Companies & Distributors)	44,841
1,700	Mitsubishi Electric Corp. (Electrical Equipment)	31,287
1,100	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	31,180
200	Mitsubishi Heavy Industries Ltd. (Machinery)	7,547
1,500	Mitsubishi Materials Corp. (Metals & Mining)	55,841
17,100	Mitsubishi Motors Corp. (Automobiles)	127,241
6,300	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	128,125
5,500	Mitsubishi UFJ Financial Group, Inc. (Banks)	41,588
9,900	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	64,163
4,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	73,897
2,700	Mitsui Chemicals, Inc. (Chemicals)	85,131
1,000	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	26,336

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,900	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	$ 219,034
1,900	Mitsui OSK Lines Ltd. (Marine)	68,446
27,600	Mizuho Financial Group, Inc. (Banks)	52,323
3,800	Morinaga Milk Industry Co. Ltd. (Food Products)	179,318
800	MS&AD Insurance Group Holdings, Inc. (Insurance)	27,327
100	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	14,788
1,500	Nabtesco Corp. (Machinery)	71,323
3,600	Nagoya Railroad Co. Ltd. (Road & Rail)	95,033
1,400	Nankai Electric Railway Co. Ltd. (Road & Rail)	36,487
2,500	NEC Corp. (Technology Hardware, Storage & Peripherals)	75,588
600	Nexon Co. Ltd.* (Software)	20,047
3,400	NGK Spark Plug Co. Ltd. (Auto Components)	90,034
6,000	NH Foods Ltd. (Food Products)	144,527
2,600	Nichiha Corp. (Building Products)	104,748
9,600	Nichirei Corp. (Food Products)	257,707
100	Nidec Corp. (Electrical Equipment)	16,094
5,800	Nikon Corp. (Household Durables)	113,109
3	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	16,076
1,200	Nippon Express Co. Ltd. (Road & Rail)	86,473
33	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	75,721
2,900	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	198,893
1,300	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	33,179
1,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	57,462
1,500	Nippon Yusen KK* (Marine)	37,709
1,000	Nissan Chemical Industries Ltd. (Chemicals)	40,887
2,900	Nissan Motor Co. Ltd. (Automobiles)	31,066
4,600	Nisshin Seifun Group, Inc. (Food Products)	92,471
1,100	Nissin Foods Holdings Co. Ltd. (Food Products)	81,616
300	Nitori Holdings Co. Ltd. (Specialty Retail)	47,866

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
200	Nitto Denko Corp. (Chemicals)	$ 18,376
3,500	Nomura Holdings, Inc. (Capital Markets)	22,850
8	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	11,139
700	Nomura Research Institute Ltd. (IT Services)	32,319
3,200	NSK Ltd. (Machinery)	53,071
1,000	NTT Data Corp. (IT Services)	11,805
600	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	14,908
9,000	Obayashi Corp. (Construction & Engineering)	108,662
500	Obic Co. Ltd. (IT Services)	39,078
12,000	Oji Holdings Corp. (Paper & Forest Products)	82,448
500	Omron Corp. (Electronic Equipment, Instruments & Components)	31,339
3,600	Open House Co. Ltd. (Real Estate Management & Development)	211,377
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	48,871
800	ORIX Corp. (Diversified Financial Services)	14,985
43	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	66,335
2,000	Osaka Gas Co. Ltd. (Gas Utilities)	39,785
1,300	Otsuka Corp. (IT Services)	109,444
1,600	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	71,076
800	Panasonic Corp. (Household Durables)	11,878
1,400	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Supplies)	73,793
1,300	Park24 Co. Ltd. (Commercial Services & Supplies)	32,520
200	Pigeon Corp. (Household Products)	7,820
900	Recruit Holdings Co. Ltd. (Professional Services)	21,979
9,500	Resona Holdings, Inc. (Banks)	57,531
6,700	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	66,041
500	Rinnai Corp. (Household Durables)	47,209
1,000	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	110,165
400	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	6,495

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,100	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals)	$ 141,145
200	Secom Co. Ltd. (Commercial Services & Supplies)	15,329
3,300	Sega Sammy Holdings, Inc. (Leisure Products)	46,190
3,300	Seibu Holdings, Inc. (Industrial Conglomerates)	66,145
3,500	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	85,255
11,800	Seino Holdings Co. Ltd. (Road & Rail)	196,224
3,900	Sekisui Chemical Co. Ltd. (Household Durables)	74,570
1,000	Sekisui House Ltd. (Household Durables)	18,373
800	Sharp Corp.* (Household Durables)	29,947
1,000	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	25,402
100	Shimamura Co. Ltd. (Specialty Retail)	11,757
9,400	Shimizu Corp. (Construction & Engineering)	96,689
200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	22,883
16,500	Shinmaywa Industries Ltd. (Machinery)	158,743
3,500	Shinsei Bank Ltd. (Banks)	61,196
8,500	Showa Denko KK (Chemicals)	395,464
100	SMC Corp. (Machinery)	49,283
1,100	Sogo Medical Co. Ltd. (Food & Staples Retailing)	66,385
100	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	5,441
22,200	Sojitz Corp. (Trading Companies & Distributors)	71,872
8,200	Sompo Holdings, Inc. (Insurance)	329,264
500	Sony Corp. (Household Durables)	23,981
900	Square Enix Co. Ltd. (Software)	41,111
2,900	Stanley Electric Co. Ltd. (Auto Components)	118,044
1,400	Start Today Co. Ltd. (Internet & Direct Marketing Retail)	41,366
4,500	Sumida Corp. (Electronic Equipment, Instruments & Components)	85,279
6,000	Sumitomo Chemical Co. Ltd. (Chemicals)	44,148
4,300	Sumitomo Corp. (Trading Companies & Distributors)	74,350
5,400	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	79,716
1,000	Sumitomo Electric Industries Ltd. (Auto Components)	17,115

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
15,400	Sumitomo Forestry Co. Ltd. (Household Durables)	$ 265,299
6,400	Sumitomo Heavy Industries Ltd. (Machinery)	293,498
2,300	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	107,993
15,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	698,057
600	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	24,983
4,000	Sumitomo Rubber Industries Ltd. (Auto Components)	77,912
400	Suntory Beverage & Food Ltd. (Beverages)	19,185
1,100	Suruga Bank Ltd. (Banks)	22,302
2,000	Suzuken Co. Ltd. (Health Care Providers & Services)	85,252
200	Suzuki Motor Corp. (Automobiles)	11,487
8,951	Sysmex Corp. (Health Care Equipment & Supplies)	704,601
1,900	T&D Holdings, Inc. (Insurance)	34,067
3,100	Taiheiyo Cement Corp. (Construction Materials)	131,561
1,100	Taisei Corp. (Construction & Engineering)	56,145
500	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	40,725
20,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,218,334
900	TDK Corp. (Electronic Equipment, Instruments & Components)	83,313
4,300	Teijin Ltd. (Chemicals)	95,338
1,400	Temp Holdings Co. Ltd. (Professional Services)	34,980
300	Terumo Corp. (Health Care Equipment & Supplies)	14,683
7,800	The 77 Bank Ltd. (Banks)	204,717
800	The Bank of Kyoto Ltd. (Banks)	45,075
8,000	The Chiba Bank Ltd. (Banks)	69,646
6,200	The Chugoku Electric Power Co., Inc. (Electric Utilities)	68,682
3,600	The Furukawa Electric Co. Ltd. (Electrical Equipment)	197,894
4,900	The Hachijuni Bank Ltd. (Banks)	29,136
3,500	The Hiroshima Bank Ltd. (Banks)	29,417
5,700	The Kansai Electric Power Co., Inc. (Electric Utilities)	71,026
4,000	The Shizuoka Bank Ltd. (Banks)	42,774
700	THK Co. Ltd. (Machinery)	29,244
2,400	Tobu Railway Co. Ltd. (Road & Rail)	80,912
23,000	Toda Corp. (Construction & Engineering)	181,212
1,100	Toho Co. Ltd. (Media)	37,297

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,400	Toho Gas Co. Ltd. (Gas Utilities)	$ 41,108
2,500	Tohoku Electric Power Co., Inc. (Electric Utilities)	32,357
300	Tokio Marine Holdings, Inc. (Insurance)	14,185
5,500	Tokyo Electric Power Co. Holdings., Inc* (Electric Utilities)	22,334
100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	18,864
2,900	Tokyo Gas Co. Ltd. (Gas Utilities)	69,196
2,300	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	37,082
5,100	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	40,379
7,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	65,986
4,000	Toray Industries, Inc. (Chemicals)	39,904
8,000	Tosoh Corp. (Chemicals)	184,178
8,900	Towa Corp. (Semiconductors & Semiconductor Equipment)	189,957
2,300	Toyo Seikan Group Holdings Ltd. (Containers & Packaging)	37,284
1,000	Toyo Suisan Kaisha Ltd. (Food Products)	40,692
9,600	Toyo Tire & Rubber Co. Ltd. (Auto Components)	205,012
8,400	Toyota Boshoku Corp. (Auto Components)	180,269
1,000	Toyota Industries Corp. (Auto Components)	65,370
1,000	Toyota Motor Corp. (Automobiles)	68,897
1,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	48,769
1,000	Trend Micro, Inc.* (Software)	54,133
3,900	Tsumura & Co. (Pharmaceuticals)	131,453
1,200	Tsuruha Holdings, Inc. (Food & Staples Retailing)	167,591
3,200	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	214,505
28	United Urban Investment Corp. (Equity Real Estate Investment Trusts (REITs))	44,243
900	USS Co. Ltd. (Specialty Retail)	20,157
500	West Japan Railway Co. (Road & Rail)	37,611
4,600	Yahoo Japan Corp. (Internet Software & Services)	22,188

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
400	Yakult Honsha Co. Ltd. (Food Products)	$ 33,582
19,300	Yamada Denki Co. Ltd. (Specialty Retail)	114,607
900	Yamaha Corp. (Leisure Products)	37,217
2,100	Yamaha Motor Co. Ltd. (Automobiles)	70,161
2,000	Yamazaki Baking Co. Ltd. (Food Products)	39,458
1,200	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	62,104
4,400	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	113,327
2,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	44,801
3,700	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	173,439
8,000	Zeon Corp. (Chemicals)	120,736

		32,829,045

Lebanon* – 0.0%
4,193	Solidere GDR (Real Estate Management & Development)	36,311

Liberia – 0.1%
2,377	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	317,448

Luxembourg – 0.2%
2,295	Ado Properties SA(a) (Real Estate Management & Development)	123,661
1,722	ArcelorMittal* (Metals & Mining)	62,366
45,643	B&M European Value Retail SA (Multiline Retail)	269,407
90	Eurofins Scientific SE (Life Sciences Tools & Services)	58,587
6,000	Samsonite International SA (Textiles, Apparel & Luxury Goods)	26,001
19,684	Subsea 7 SA (Energy Equipment & Services)	306,601
7,041	Tenaris SA (Energy Equipment & Services)	122,990
1,447	Trinseo SA (Chemicals)	119,305

		1,088,918

Malaysia – 0.2%
14,454	Axiata Group Bhd (Wireless Telecommunication Services)	21,049
1,300	British American Tobacco Malaysia Bhd (Tobacco)	11,400

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Malaysia – (continued)
31,033	CIMB Group Holdings Bhd (Banks)	$ 57,652
28,900	DiGi.Com Bhd (Wireless Telecommunication Services)	36,677
29,300	Gamuda Bhd (Construction & Engineering)	38,488
7,200	Genting Bhd (Hotels, Restaurants & Leisure)	17,789
22,900	Genting Malaysia Bhd (Hotels, Restaurants & Leisure)	32,372
15,500	Hong Leong Bank Bhd (Banks)	73,966
3,400	IHH Healthcare Bhd (Health Care Providers & Services)	5,245
66,200	IJM Corp. Bhd (Construction & Engineering)	52,481
17,900	IOI Corp. Bhd (Food Products)	21,538
5,800	Kuala Lumpur Kepong Bhd (Food Products)	37,528
25,546	Malayan Banking Bhd (Banks)	66,196
24,700	Maxis Bhd (Wireless Telecommunication Services)	38,498
22,100	MISC Bhd (Marine)	42,694
11,900	Petronas Chemicals Group Bhd (Chemicals)	24,805
4,500	Petronas Gas Bhd (Gas Utilities)	20,666
10,600	PPB Group Bhd (Food Products)	47,367
2,100	Public Bank Bhd (Banks)	11,842
15,000	Telekom Malaysia Bhd (Diversified Telecommunication Services)	23,667
10,600	Tenaga Nasional Berhad (Electric Utilities)	42,914
116,382	YTL Corp. Bhd (Multi-Utilities)	45,684

		770,518

Malta* – 0.0%
818	Brait SE (Capital Markets)	2,660

Mexico – 0.9%
1,700	Alsea SAB de CV (Hotels, Restaurants & Leisure)	5,561
28,463	America Movil SAB de CV ADR Class L (Wireless Telecommunication Services)	532,258
900	Arca Continental SAB de CV (Beverages)	6,531
100,700	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (Banks)	158,529
769,089	Cemex SAB de CV* (Construction Materials)	639,676

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
12,600	Concentradora Fibra Danhos SA de CV Class S (Equity Real Estate Investment Trusts (REITs))	$ 20,919
12,300	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	16,945
2,024	El Puerto de Liverpool SAB de CV Series C1 (Multiline Retail)	14,981
13,817	Fibra Uno Administracion SA de CV (Equity Real Estate Investment Trusts (REITs))	21,744
21,700	Fomento Economico Mexicano SAB de CV (Beverages)	211,640
5,900	Genomma Lab Internacional SAB de CV Class B* (Pharmaceuticals)	6,483
380	Gruma SAB de CV Class B (Food Products)	4,539
8,909	Grupo Aeromexico SAB de CV* (Airlines)	14,135
1,100	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	5,614
600	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	6,273
72,300	Grupo Bimbo SAB de CV Series A (Food Products)	176,363
8,300	Grupo Comercial Chedraui SA de CV (Food & Staples Retailing)	18,480
81,294	Grupo Financiero Banorte SAB de CV Class O (Banks)	522,312
2,300	Grupo Lala SAB de CV (Food Products)	3,679
21,287	Grupo Mexico SAB de CV Series B (Metals & Mining)	75,464
22,023	Grupo Televisa SAB ADR (Media)	455,876
800	Industrias CH SAB de CV Series B* (Metals & Mining)	3,595
1,500	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	7,819
27,788	Macquarie Mexico Real Estate Management SA de CV* (Equity Real Estate Investment Trusts (REITs))	30,727
1,500	Megacable Holdings SAB de CV (Media)	6,863
11,828	Mexichem SAB de CV (Chemicals)	33,523
16,100	PLA Administradora Industrial S de RL de CV* (Equity Real Estate Investment Trusts (REITs))	24,593

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
21,675	Telesites SAB de CV* (Diversified Telecommunication Services)	$ 16,269
658,761	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,650,818

		4,692,209

Netherlands – 1.8%
7,951	Aalberts Industries NV (Machinery)	434,115
3,239	ABN AMRO Group NV(a) (Banks)	109,634
9,766	Aegon NV (Insurance)	66,736
17,356	Airbus SE	1,990,796
12,321	Akzo Nobel NV (Chemicals)	1,153,154
9,580	ASR Nederland NV (Insurance)	418,461
56	Brack Capital Properties NV* (Real Estate Management & Development)	6,642
2,468	CNH Industrial NV (Machinery)	36,493
7,368	Core Laboratories NV (Energy Equipment & Services)	842,162
2,122	Euronext NV(a) (Capital Markets)	143,754
901	EXOR NV (Diversified Financial Services)	69,653
6,966	Ferrari NV (Automobiles)	831,102
4,368	Fiat Chrysler Automobiles NV* (Automobiles)	105,569
780	Gemalto NV (Software)	48,198
147	Heineken Holding NV (Beverages)	15,594
17,015	ING Groep NV (Banks)	334,094
5,004	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	111,789
1,870	Koninklijke DSM NV (Chemicals)	193,344
2,156	Koninklijke Philips NV (Health Care Equipment & Supplies)	87,878
4,436	Mylan NV* (Pharmaceuticals)	190,083
4,216	NN Group NV (Insurance)	198,847
6,597	Philips Lighting NV(a) (Electrical Equipment)	259,394
257	Randstad Holding NV (Professional Services)	18,141
1,610	RELX NV (Professional Services)	35,651
990	Steinhoff International Holdings NV (Household Durables)	571
2,080	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	49,670
577	Unilever NV (Personal Products)	33,306

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
15,463	Wright Medical Group NV* (Health Care Equipment & Supplies)	$ 351,783
251	X5 Retail Group NV GDR* (Food & Staples Retailing)	9,623
27,114	Yandex NV Class A* (Internet Software & Services)	1,050,125

		9,196,362

New Zealand – 0.1%
6,339	Auckland International Airport Ltd. (Transportation Infrastructure)	31,232
21,930	Contact Energy Ltd. (Electric Utilities)	90,328
5,946	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	58,305
7,936	Fletcher Building Ltd. (Construction Materials)	45,781
8,606	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	18,392
6,414	Ryman Healthcare Ltd. (Health Care Providers & Services)	51,790
87,699	Spark New Zealand Ltd. (Diversified Telecommunication Services)	231,984

		527,812

Norway – 0.2%
9,029	Aker BP ASA (Oil, Gas & Consumable Fuels)	261,282
2,679	DNB ASA (Banks)	54,451
6,345	Entra ASA(a) (Real Estate Management & Development)	95,970
5,563	Gjensidige Forsikring ASA (Insurance)	104,944
1,733	Marine Harvest ASA* (Food Products)	30,008
10,679	Norsk Hydro ASA (Metals & Mining)	77,757
10,111	Orkla ASA (Food Products)	105,217
9,299	Skandiabanken ASA(a) (Banks)	95,898
1,870	Statoil ASA (Oil, Gas & Consumable Fuels)	43,817
932	Telenor ASA (Diversified Telecommunication Services)	21,790
3,094	Yara International ASA (Chemicals)	148,824

		1,039,958

Panama – 0.1%
3,588	Carnival Corp. (Hotels, Restaurants & Leisure)	256,937

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Panama – (continued)
326	Intercorp Financial Services, Inc. (Banks)	$ 13,138

		270,075

Peru – 0.1%
16,186	Alicorp SAA (Food Products)	56,168
2,400	Cia de Minas Buenaventura SAA ADR (Metals & Mining)	37,032
2,100	Credicorp Ltd. (Banks)	486,423

		579,623

Philippines – 0.2%
4,440	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	6,640
136,400	Ayala Land, Inc. (Real Estate Management & Development)	117,655
12,440	Bank of the Philippine Islands (Banks)	28,888
6,616	BDO Unibank, Inc. (Banks)	19,716
335	GT Capital Holdings, Inc. (Diversified Financial Services)	8,783
3,460	JG Summit Holdings, Inc. (Industrial Conglomerates)	5,164
6,610	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	36,661
440,500	Metro Pacific Investments Corp. (Diversified Financial Services)	55,470
31,230	Metropolitan Bank & Trust Co. (Banks)	60,536
17,220	SM Investments Corp. (Industrial Conglomerates)	343,242
191,700	SM Prime Holdings, Inc. (Real Estate Management & Development)	137,889
6,190	Universal Robina Corp. (Food Products)	19,463

		840,107

Poland – 0.7%
453	Alior Bank SA* (Banks)	11,566
2,674	Asseco Poland SA (Software)	37,140
8,949	Bank Millennium SA* (Banks)	25,653
9,393	Bank Pekao SA (Banks)	381,276
3,542	Bank Zachodni WBK SA (Banks)	444,682
249	CCC SA (Textiles, Apparel & Luxury Goods)	21,477
593	CD Projekt SA (Software)	20,562
4,231	Cyfrowy Polsat SA (Media)	30,417
146	Grupa Kety SA (Metals & Mining)	17,624
4,417	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	78,269
942	ING Bank Slaski SA* (Banks)	61,990
287	Jastrzebska Spolka Weglowa SA* (Metals & Mining)	8,329

Shares	Description	Value
Common Stocks – (continued)
Poland – (continued)
226	KGHM Polska Miedz SA (Metals & Mining)	$ 7,417
204	KRUK SA (Consumer Finance)	14,025
11	LPP SA (Textiles, Apparel & Luxury Goods)	31,952
238	mBank SA* (Banks)	36,283
7,809	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	27,735
15,354	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	498,004
17,286	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	33,896
62,683	Powszechna Kasa Oszczednosci Bank Polski SA* (Banks)	854,578
65,048	Powszechny Zaklad Ubezpieczen SA (Insurance)	889,133
15,504	Tauron Polska Energia SA* (Electric Utilities)	14,042

		3,546,050

Portugal – 0.1%
18,969	EDP - Energias de Portugal SA (Electric Utilities)	66,626
9,912	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	189,342
1,458	Jeronimo Martins SGPS SA (Food & Staples Retailing)	31,053
101,691	Sonae SGPS SA (Food & Staples Retailing)	163,247

		450,268

Russia – 0.2%
5,068	Aeroflot PJSC* (Airlines)	12,018
7,330	Gazprom PJSC* (Oil, Gas & Consumable Fuels)	18,689
44,549	Gazprom PJSC ADR (Oil, Gas & Consumable Fuels)	221,854
350,058	Inter Rao Ues PJSC* (Electric Utilities)	23,543
329	Lukoil PJSC* (Oil, Gas & Consumable Fuels)	21,778
3,828	Magnit PJSC GDR (Food & Staples Retailing)	85,913
485	MegaFon PJSC GDR (Wireless Telecommunication Services)	4,705
1,599	Mobile Telesystems PJSC ADR (Wireless Telecommunication Services)	19,412
10,352	Novolipetsk Steel PJSC GDR (Metals & Mining)	271,222
1,465	PhosAgro PJSC GDR (Chemicals)	23,220
3,210	Rosneft Oil Co. PJSC* (Oil, Gas & Consumable Fuels)	19,614

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
16,560	Rostelecom PJSC* (Diversified Telecommunication Services)	$ 19,711
2,599,426	RusHydro PJSC* (Electric Utilities)	33,579
1,990	Sberbank of Russia PJSC* (Banks)	9,352
9,162	Sberbank of Russia PJSC ADR (Banks)	185,439
2,547	Severstal PJSC* (Metals & Mining)	41,644
2,418	Sistema PJSC FC GDR (Wireless Telecommunication Services)	10,886
9,600	Surgutneftegas OJSC* (Oil, Gas & Consumable Fuels)	4,910
860	Tatneft PJSC* (Oil, Gas & Consumable Fuels)	8,697
2,256	Uralkali PJSC GDR* (Chemicals)	23,578
2,787,553	VTB Bank PJSC* (Banks)	2,450
26,484	VTB Bank PJSC GDR (Banks)	50,134

		1,112,348

Russia* – 0.0%
54,856	Global Telecom Holding SAE (Wireless Telecommunication Services)	21,122

Singapore – 0.4%
55,300	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	116,153
66,988	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts (REITs))	95,415
13,100	CapitaLand Ltd. (Real Estate Management & Development)	38,248
74,500	CapitaLand Mall Trust (Equity Real Estate Investment Trusts (REITs))	119,264
7,500	City Developments Ltd. (Real Estate Management & Development)	75,588
14,400	ComfortDelGro Corp. Ltd. (Road & Rail)	23,025
2,536	DBS Group Holdings Ltd. (Banks)	50,900
113,900	Genting Singapore PLC (Hotels, Restaurants & Leisure)	116,954
800	Jardine Cycle & Carriage Ltd. (Distributors)	24,307
5,700	Keppel Corp. Ltd. (Industrial Conglomerates)	37,533
231,121	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	297,755

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
6,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	$ 64,890
20,900	SATS Ltd. (Transportation Infrastructure)	87,888
14,300	Singapore Airlines Ltd. (Airlines)	123,162
4,000	Singapore Exchange Ltd. (Capital Markets)	24,963
1,900	Singapore Press Holdings Ltd. (Media)	3,815
10,400	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	26,682
54,300	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	85,531
3,569	United Overseas Bank Ltd. (Banks)	74,496
45,141	UOL Group Ltd. (Real Estate Management & Development)	313,907
13,000	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	227,738
18,700	Wilmar International Ltd. (Food Products)	45,541

		2,073,755

South Africa – 0.7%
7,846	African Rainbow Minerals Ltd. (Metals & Mining)	84,777
1,135	Anglo American Platinum Ltd.* (Metals & Mining)	34,013
14,325	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	327,340
4,438	AVI Ltd. (Food Products)	40,262
564	Barclays Africa Group Ltd. (Banks)	8,571
6,981	Barloworld Ltd. (Trading Companies & Distributors)	99,462
104	Capitec Bank Holdings Ltd. (Banks)	7,029
11,660	Clicks Group Ltd. (Food & Staples Retailing)	168,164
1,006	Coronation Fund Managers Ltd. (Capital Markets)	6,688
498	EOH Holdings Ltd. (IT Services)	2,691
8,465	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	102,262
7,399	Fortress REIT Ltd. Class A (Equity Real Estate Investment Trusts (REITs))	11,018
7,899	Gold Fields Ltd. (Metals & Mining)	34,209
144,527	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	338,678
1,000	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts (REITs))	9,792

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
1,626	Impala Platinum Holdings Ltd.* (Metals & Mining)	$ 4,994
391	Imperial Holdings Ltd. (Distributors)	9,376
4,341	Investec Ltd. (Capital Markets)	34,046
2,477	Kumba Iron Ore Ltd. (Metals & Mining)	75,091
1,469	Liberty Holdings Ltd. (Insurance)	16,263
11,708	MMI Holdings Ltd. (Insurance)	22,405
4,288	Mondi Ltd. (Paper & Forest Products)	114,510
1,304	Mr Price Group Ltd. (Specialty Retail)	31,465
7,139	Naspers Ltd. (Media)	2,033,154
1,247	Nedbank Group Ltd. (Banks)	27,824
1,917	Northam Platinum Ltd.* (Metals & Mining)	8,363
1,052	Pick n Pay Stores Ltd. (Food & Staples Retailing)	6,032
747	PSG Group Ltd. (Diversified Financial Services)	13,999
1,740	Rand Merchant Investment Holdings Ltd. (Insurance)	6,507
6,600	Redefine Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	6,028
302	Remgro Ltd. (Diversified Financial Services)	6,021
636	Resilient REIT Ltd. (Equity Real Estate Investment Trusts (REITs))	6,249
12,234	SA Corporate Real Estate Ltd. (Equity Real Estate Investment Trusts (REITs))	5,191
3,227	Sappi Ltd. (Paper & Forest Products)	23,250
171	Sasol Ltd. (Chemicals)	6,145
3,742	Sibanye Gold Ltd. (Metals & Mining)	4,411
3,962	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	17,241
1,370	The Bidvest Group Ltd. (Industrial Conglomerates)	28,847
434	The Foschini Group Ltd. (Specialty Retail)	7,091
520	The SPAR Group Ltd. (Food & Staples Retailing)	8,999
2,917	Tsogo Sun Holdings Ltd. (Hotels, Restaurants & Leisure)	6,323
468	Vodacom Group Ltd. (Wireless Telecommunication Services)	6,467

		3,811,248

Shares	Description	Value
Common Stocks – (continued)
South Korea – 3.1%
11,370	BS Financial Group, Inc. (Banks)	$ 112,754
1,859	Celltrion, Inc.* (Biotechnology)	549,596
163	CJ CheilJedang Corp. (Food Products)	54,721
258	CJ Corp. (Industrial Conglomerates)	44,449
243	CJ O Shopping Co. Ltd.* (Internet & Direct Marketing Retail)	51,133
213	Coway Co. Ltd. (Household Durables)	18,989
439	Daelim Industrial Co. Ltd. (Construction & Engineering)	33,360
1,374	DB Insurance Co. Ltd. (Insurance)	93,070
448	E-MART, Inc. (Food & Staples Retailing)	121,728
601	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	39,052
2,079	Hana Financial Group, Inc. (Banks)	101,309
1,147	Hankook Tire Co. Ltd. (Auto Components)	57,446
54	Hanmi Pharm Co. Ltd.* (Pharmaceuticals)	30,163
110	Hanssem Co. Ltd. (Household Durables)	17,560
764	Hanwha Chemical Corp.* (Chemicals)	25,174
2,339	Hanwha Corp. (Industrial Conglomerates)	103,045
2,883	Hanwha Life Insurance Co. Ltd. (Insurance)	20,254
1,148	Himart Co. Ltd. (Specialty Retail)	82,783
170	Hyosung Corp. (Chemicals)	21,485
470	Hyundai Development Co-Engineering & Construction (Construction & Engineering)	19,446
485	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	19,469
145	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	18,969
122	Hyundai Heavy Industries Co. Ltd.* (Machinery)	15,848
3,089	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	133,986
301	Hyundai Mobis Co. Ltd. (Auto Components)	69,764
1,293	Hyundai Motor Co. (Automobiles)	196,377
375	Hyundai Steel Co. (Metals & Mining)	19,980
18,024	Industrial Bank of Korea* (Banks)	280,846
150	Kakao Corp. (Internet Software & Services)	19,671
630	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	19,145
6,635	KB Financial Group, Inc.* (Banks)	417,262

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
9,350	KB Financial Group, Inc. ADR* (Banks)	$ 585,965
56	KCC Corp. (Building Products)	22,052
3,537	Kia Motors Corp. (Automobiles)	114,684
4,499	Korea Electric Power Corp.* (Electric Utilities)	150,500
332	Korea Investment Holdings Co. Ltd. (Capital Markets)	27,155
50	Korea Zinc Co. Ltd. (Metals & Mining)	24,115
197	KT&G Corp. (Tobacco)	19,647
1,678	LG Chem Ltd. (Chemicals)	678,700
1,543	LG Corp. (Industrial Conglomerates)	128,687
1,129	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	33,912
3,724	LG Electronics, Inc. (Household Durables)	357,227
287	LG Household & Health Care Ltd. (Personal Products)	316,336
6,614	LG Uplus Corp. (Diversified Telecommunication Services)	88,532
258	Lotte Chemical Corp. (Chemicals)	101,425
102	Lotte Food Co. Ltd. (Food Products)	60,846
205	Lotte Shopping Co. Ltd. (Multiline Retail)	46,362
109	Medy-Tox, Inc. (Biotechnology)	62,167
1,823	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	19,192
1,364	NAVER Corp. (Internet Software & Services)	1,161,869
55	NCSoft Corp. (Software)	22,751
1,011	POSCO (Metals & Mining)	360,609
217	S-1 Corp. (Commercial Services & Supplies)	20,199
232	S-Oil Corp. (Oil, Gas & Consumable Fuels)	26,723
533	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	217,512
163	Samsung C&T Corp. (Industrial Conglomerates)	21,670
814	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	80,986
543	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,269,169
2,087	Samsung Electronics Co. Ltd. GDR	2,475,625
221	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	59,769
1,723	Samsung Heavy Industries Co. Ltd.* (Machinery)	14,800

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
511	Samsung Life Insurance Co. Ltd. (Insurance)	$ 61,719
504	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	92,905
552	Samsung Securities Co. Ltd. (Capital Markets)	22,502
1,674	Seoul Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	38,396
8,219	Shinhan Financial Group Co. Ltd.* (Banks)	408,040
5,952	Shinhan Financial Group Co. Ltd. ADR* (Banks)	292,898
145	SK Holdings Co. Ltd. (Industrial Conglomerates)	43,228
20,131	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,381,887
3,808	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	729,204
802	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	199,155
37,700	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	1,037,504
10,606	Woori Bank (Banks)	167,217

		15,852,675

Spain – 0.5%
2,294	Abertis Infraestructuras SA (Transportation Infrastructure)	55,653
549	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	21,967
168	Aena SME SA(a) (Transportation Infrastructure)	36,583
977	Amadeus IT Group SA (IT Services)	75,746
7,946	Banco Bilbao Vizcaya Argentaria SA (Banks)	74,570
39,160	Banco de Sabadell SA (Banks)	93,076
5,366	Banco Santander SA (Banks)	39,838
21,865	Bankia SA (Banks)	110,681
15,213	Bankinter SA (Banks)	174,914
81,548	CaixaBank SA (Banks)	439,880
1,353	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)	7,229
6,890	Ebro Foods SA (Food Products)	169,717
1,240	Enagas SA (Oil, Gas & Consumable Fuels)	33,779
7,629	Endesa SA (Electric Utilities)	171,252
2,651	Ferrovial SA (Construction & Engineering)	60,859
3,870	Gas Natural SDG SA (Gas Utilities)	89,480

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
2,065	Grifols SA (Biotechnology)	$ 66,414
11,793	Iberdrola SA*	95,991
11,546	Industria de Diseno Textil SA (Specialty Retail)	413,155
8,175	International Consolidated Airlines Group SA (Airlines)	74,281
16,650	Mapfre SA (Insurance)	59,123
7,417	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	106,793
6,585	Red Electrica Corp. SA (Electric Utilities)	138,894
3,172	Repsol SA (Oil, Gas & Consumable Fuels)	59,700

		2,669,575

Sweden – 0.9%
18,842	Alfa Laval AB (Machinery)	494,505
23,913	Atlas Copco AB Class A (Machinery)	1,121,466
4,629	BillerudKorsnas AB (Containers & Packaging)	71,273
2,368	Boliden AB (Metals & Mining)	85,965
22,313	Castellum AB (Real Estate Management & Development)	384,737
787	Electrolux AB Series B (Household Durables)	27,803
3,568	Elekta AB Class B (Health Care Equipment & Supplies)	34,085
15,288	Hemfosa Fastigheter AB (Real Estate Management & Development)	210,157
816	Hennes & Mauritz AB Class B (Specialty Retail)	14,429
10,080	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	601,032
3,466	Husqvarna AB Class B (Household Durables)	36,157
2,661	ICA Gruppen AB (Food & Staples Retailing)	103,958
3,033	Industrivarden AB Class C (Diversified Financial Services)	80,800
1,516	Investor AB Class B (Diversified Financial Services)	74,134
1,611	Kinnevik AB Class B (Diversified Financial Services)	58,767
6,214	Loomis AB Class B (Commercial Services & Supplies)	248,451
2,658	Lundin Petroleum AB* (Oil, Gas & Consumable Fuels)	66,314
9,560	Mycronic AB (Electronic Equipment, Instruments & Components)	107,960
6,804	Nordea Bank AB (Banks)	83,996

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
1,798	Saab AB Class B (Aerospace & Defense)	$ 86,133
1,251	Sandvik AB (Machinery)	24,628
1,201	Securitas AB Class B (Commercial Services & Supplies)	22,231
2,921	Skandinaviska Enskilda Banken AB (Banks)	36,915
2,384	SKF AB Class B (Machinery)	58,925
2,698	Svenska Handelsbanken AB Class A (Banks)	39,267
2,031	Swedbank AB Class A (Banks)	51,942
2,607	Swedish Match AB (Tobacco)	105,595
13,561	Tele2 AB Class B (Wireless Telecommunication Services)	169,595
7,621	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	49,017
12,119	Telia Co. AB (Diversified Telecommunication Services)	60,834
2,465	Trelleborg AB Class B (Machinery)	65,795
3,059	Volvo AB Class B (Machinery)	62,436

		4,739,302

Switzerland – 3.5%
56,794	ABB Ltd. (Electrical Equipment)	1,583,006
262	Adecco Group AG (Professional Services)	21,558
18,945	Aryzta AG* (Food Products)	510,044
1,465	Baloise Holding AG (Insurance)	239,677
18	Barry Callebaut AG* (Food Products)	36,839
304	Bucher Industries AG (Machinery)	139,289
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	74,742
10,335	Chubb Ltd. (Insurance)	1,613,810
10,629	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,019,491
3,948	Clariant AG* (Chemicals)	113,003
3,357	Credit Suisse Group AG* (Capital Markets)	64,928
76	dormakaba Holding AG Class B* (Building Products)	69,927
425	Dufry AG* (Specialty Retail)	65,929
152	EMS-Chemie Holding AG (Chemicals)	111,737
452	Ferguson PLC (Trading Companies & Distributors)	34,905
483	Flughafen Zuerich AG (Transportation Infrastructure)	123,049
78	Geberit AG (Building Products)	36,943

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
360	Georg Fischer AG (Machinery)	$ 521,154
102	Givaudan SA (Chemicals)	245,540
22,223	Glencore PLC* (Metals & Mining)	127,369
215	Helvetia Holding AG (Insurance)	128,089
1,146	Julius Baer Group Ltd.* (Capital Markets)	78,726
344	Kuehne & Nagel International AG (Marine)	63,177
798	LafargeHolcim Ltd.* (Construction Materials)	48,826
885	Logitech International SA (Technology Hardware, Storage & Peripherals)	37,116
182	Lonza Group AG* (Life Sciences Tools & Services)	50,566
14,168	Nestle SA (Food Products)	1,223,859
13,307	Novartis AG (Pharmaceuticals)	1,201,051
11,075	Novartis AG ADR (Pharmaceuticals)	997,414
1,171	Pargesa Holding SA (Diversified Financial Services)	106,751
174	Partners Group Holding AG (Capital Markets)	135,208
1,200	PSP Swiss Property AG (Real Estate Management & Development)	118,004
4,473	Roche Holding AG (Pharmaceuticals)	1,105,162
160	Schindler Holding AG (Machinery)	40,090
96	Sika AG (Chemicals)	831,629
522	Sonova Holding AG (Health Care Equipment & Supplies)	84,182
223	Straumann Holding AG (Health Care Equipment & Supplies)	170,212
518	Swiss Life Holding AG* (Insurance)	194,508
1,627	Swiss Prime Site AG* (Real Estate Management & Development)	157,514
26,111	Swiss Re AG (Insurance)	2,575,416
68	Swisscom AG (Diversified Telecommunication Services)	37,134
1,813	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	185,887
676	Temenos Group AG* (Software)	93,421
136	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	62,219
1,715	UBS Group AG* (Capital Markets)	34,813
547	Valora Holding AG (Specialty Retail)	201,301

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
388	Vifor Pharma AG (Pharmaceuticals)	$ 57,063
2,563	Wizz Air Holdings PLC*(a) (Airlines)	125,968
2,805	Zurich Insurance Group AG (Insurance)	922,698

		17,820,944

Taiwan – 2.0%
7,097	Accton Technology Corp. (Communications Equipment)	28,420
16,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	22,705
71,617	Advanced Semiconductor Engineering, Inc. ADR (Semiconductors & Semiconductor Equipment)	512,062
4,000	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	31,276
37,000	Airtac International Group (Machinery)	587,066
51,000	Asia Cement Corp. (Construction Materials)	52,513
7,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	67,427
83,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	39,478
45,593	Cathay Financial Holding Co. Ltd. (Insurance)	85,263
10,000	Chailease Holding Co. Ltd. (Diversified Financial Services)	33,610
77,000	Chang Hwa Commercial Bank Ltd. (Banks)	45,148
90,000	China Development Financial Holding Corp. (Banks)	33,013
40,000	China Life Insurance Co. Ltd. (Insurance)	41,142
29,000	China Steel Corp. (Metals & Mining)	24,788
21,814	Chong Hong Construction Co. Ltd. (Real Estate Management & Development)	65,714
8,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	29,752
67,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	49,877
580,640	CTBC Financial Holding Co. Ltd. (Banks)	424,283
37,521	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	68,208
81,000	E.Sun Financial Holding Co. Ltd. (Banks)	53,305

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
60,000	Far Eastern New Century Corp. (Industrial Conglomerates)	$ 53,541
13,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	33,899
103,000	First Financial Holding Co. Ltd. (Banks)	71,168
16,542	Formosa Chemicals & Fibre Corp. (Chemicals)	61,717
10,000	Formosa Plastic Corp. (Chemicals)	35,484
67,732	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	193,287
192,764	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	358,097
3,384	General Interface Solution Holding Ltd. (Electronic Equipment, Instruments & Components)	25,101
53,973	Grand Pacific Petrochemical (Chemicals)	53,170
147,259	HannStar Display Corp. (Electronic Equipment, Instruments & Components)	53,862
22,000	Highwealth Construction Corp. (Real Estate Management & Development)	34,560
12,147	Hiwin Technologies Corp. (Machinery)	157,067
106,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	334,176
59,768	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment, Instruments & Components)	380,125
10,000	HTC Corp.* (Technology Hardware, Storage & Peripherals)	24,361
83,000	Hua Nan Financial Holdings Co. Ltd. (Banks)	49,529
99,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	46,625
38,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	31,015
45,000	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	66,131
11,000	Macronix International* (Semiconductors & Semiconductor Equipment)	17,219
2,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	20,464

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
445,788	Mega Financial Holding Co. Ltd. (Banks)	$ 386,685
13,000	Nan Ya Plastics Corp. (Chemicals)	35,691
5,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	20,991
28,979	Oriental Union Chemical Corp.* (Chemicals)	29,665
2,539	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	53,045
40,321	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	109,089
5,393	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	54,951
51,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	68,554
25,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	81,199
3,000	President Chain Store Corp. (Food & Staples Retailing)	29,686
71,560	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	181,643
457,659	Shin Kong Financial Holding Co. Ltd. (Insurance)	167,909
12,263	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	78,261
75,000	SinoPac Financial Holdings Co. Ltd. (Banks)	25,842
765	St. Shine Optical Co. Ltd. (Health Care Equipment & Supplies)	24,453
81,000	Taishin Financial Holding Co. Ltd. (Banks)	40,807
28,000	Taiwan Cement Corp. (Construction Materials)	36,161
90,000	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	53,564
9,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	34,431
70,027	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	611,987
68,193	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	3,089,825
19,786	Taiwan Union Technology Corp. (Electronic Equipment, Instruments & Components)	61,059
58,000	Teco Electric and Machinery Co. Ltd. (Electrical Equipment)	55,852

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
20,036	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	$ 64,579
75,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	36,604
60,101	Walsin Lihwa Corp. (Electrical Equipment)	34,505
12,269	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	109,613
122,297	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	98,892
142,589	Wistron Corp. (Technology Hardware, Storage & Peripherals)	119,646
39,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	53,166
5,760	Yageo Corp. (Electronic Equipment, Instruments & Components)	76,123
71,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	34,055

		10,354,181

Thailand – 0.6%
57,805	Advanced Info Service PCL ADR (Wireless Telecommunication Services)	345,529
5,100	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	31,333
13,800	Airports of Thailand PCL NVDR (Transportation Infrastructure)	30,813
7,475	Bangkok Bank PCL ADR (Banks)	246,742
39,500	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	27,241
23,100	Bangkok Expressway & Metro PCL (Transportation Infrastructure)	5,716
78,722	Beauty Community PCL (Specialty Retail)	55,671
18,200	Berli Jucker PCL NVDR (Industrial Conglomerates)	33,372
183,500	BTS Group Holdings PCL NVDR (Road & Rail)	47,041
8,800	Bumrungrad Hospital PCL NVDR (Health Care Providers & Services)	55,070
16,200	Central Pattana PCL NVDR (Real Estate Management & Development)	42,931
73,300	Charoen Pokphand Foods PCL NVDR (Food Products)	55,232
26,600	CP ALL PCL NVDR (Food & Staples Retailing)	67,732

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
17,800	Delta Electronics Thailand PCL NVDR (Electronic Equipment, Instruments & Components)	$ 43,761
32,000	Energy Absolute PCL NVDR (Oil, Gas & Consumable Fuels)	69,221
54,112	GFPT PCL (Food Products)	23,116
33,700	Indorama Ventures PCL NVDR (Chemicals)	60,206
31,834	Intouch Holdings PCL NVDR (Wireless Telecommunication Services)	58,429
70,144	Kiatnakin Bank PCL (Banks)	182,963
127,400	Krung Thai Bank PCL NVDR (Banks)	81,259
16,683	Mega Lifesciences PCL (Pharmaceuticals)	24,769
8,400	Minor International PCL NVDR (Hotels, Restaurants & Leisure)	11,790
8,900	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	33,795
59,575	PTT Global Chemical PCL (Chemicals)	182,940
22,100	PTT Global Chemical PCL NVDR (Chemicals)	67,863
12,325	PTT PCL (Oil, Gas & Consumable Fuels)	193,510
800	PTT PCL NVDR (Oil, Gas & Consumable Fuels)	12,561
45,604	Star Petroleum Refining PCL (Oil, Gas & Consumable Fuels)	24,291
43,900	Thai Beverage PCL (Beverages)	30,788
45,552	Thai Oil PCL (Oil, Gas & Consumable Fuels)	149,077
21,700	Thai Oil PCL NVDR (Oil, Gas & Consumable Fuels)	71,017
33,824	Thanachart Capital PCL (Banks)	63,662
14,516	The Siam Cement PCL (Construction Materials)	227,877
5,600	The Siam Commercial Bank PCL (Banks)	28,117
16,151	Tisco Financial Group PCL (Banks)	45,595
779,800	TMB Bank PCL NVDR (Banks)	72,204
24,200	True Corp. PCL NVDR* (Diversified Telecommunication Services)	5,210

		2,808,444

Turkey – 0.1%
66,408	Akbank Turk AS (Banks)	192,479
938	Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages)	6,951
4,143	Arcelik AS (Household Durables)	20,991

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
3,063	BIM Birlesik Magazalar AS (Food & Staples Retailing)	$ 61,057
8,559	Emlak Konut Gayrimenkul Yatirim Ortakligi AS* (Equity Real Estate Investment Trusts (REITs))	6,030
17,184	Enka Insaat ve Sanayi AS (Industrial Conglomerates)	25,812
13,624	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	36,021
1,841	Haci Omer Sabanci Holding AS (Diversified Financial Services)	5,608
1,279	KOC Holding AS (Industrial Conglomerates)	6,231
9,385	Petkim Petrokimya Holding AS (Chemicals)	19,821
4,145	TAV Havalimanlari Holding AS (Transportation Infrastructure)	24,393
235	Tupras Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels)	7,208
9,204	Turk Hava Yollari AO* (Airlines)	40,325
4,468	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	18,541
15,401	Turkiye Garanti Bankasi AS (Banks)	50,240
1,823	Turkiye Halk Bankasi AS (Banks)	4,907
20,886	Turkiye Is Bankasi AS Class C (Banks)	44,628
73,757	Turkiye Vakiflar Bankasi TAO Class D (Banks)	147,275
35,048	Yapi ve Kredi Bankasi AS* (Banks)	43,370

		761,888

United Arab Emirates – 0.1%
21,296	Abu Dhabi Commercial Bank PJSC (Banks)	42,036
26,872	Aldar Properties PJSC (Real Estate Management & Development)	16,754
18,254	DAMAC Properties Dubai Co. PJSC (Real Estate Management & Development)	16,565
808	DP World Ltd. (Transportation Infrastructure)	21,420
31,350	Dubai Islamic Bank PJSC (Banks)	52,009
25,556	Emaar Malls PJSC (Real Estate Management & Development)	16,073
45,348	Emaar Properties PJSC (Real Estate Management & Development)	81,157

Shares	Description	Value
Common Stocks – (continued)
United Arab Emirates – (continued)
18,204	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	$ 88,221
10,487	First Abu Dhabi Bank PJSC (Banks)	31,978

		366,213

United Kingdom – 7.9%
7,794	3i Group PLC (Capital Markets)	103,060
11,891	Abcam PLC (Biotechnology)	207,666
4,049	Admiral Group PLC (Insurance)	106,331
6,890	Anglo American PLC (Metals & Mining)	167,020
18,677	Aon PLC (Insurance)	2,655,309
3,718	Ashtead Group PLC (Trading Companies & Distributors)	111,142
2,781	ASOS PLC* (Internet & Direct Marketing Retail)	293,607
916	Associated British Foods PLC (Food Products)	35,527
16,687	AstraZeneca PLC (Pharmaceuticals)	1,158,298
12,190	Auto Trader Group PLC(a) (Internet Software & Services)	62,325
172,695	Aviva PLC (Insurance)	1,259,882
11,244	Babcock International Group PLC (Commercial Services & Supplies)	109,522
5,777	BAE Systems PLC (Aerospace & Defense)	48,741
134,303	Balfour Beatty PLC (Construction & Engineering)	538,918
612,217	Barclays PLC (Banks)	1,741,090
22,685	Barratt Developments PLC (Household Durables)	188,440
22,722	Beazley PLC (Insurance)	171,635
5,321	Bellway PLC (Household Durables)	250,841
3,638	Berkeley Group Holdings PLC (Household Durables)	204,841
24,399	BHP Billiton PLC (Metals & Mining)	543,371
68,299	boohoo.com PLC* (Internet & Direct Marketing Retail)	179,742
206,962	BP PLC (Oil, Gas & Consumable Fuels)	1,476,547
25,815	British American Tobacco PLC (Tobacco)	1,764,369
10,492	BT Group PLC (Diversified Telecommunication Services)	38,333
1,969	Bunzl PLC (Trading Companies & Distributors)	57,598
1,039	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	23,301
10,934	Burford Capital Ltd. (Capital Markets)	190,953

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
41,254	Cairn Energy PLC* (Oil, Gas & Consumable Fuels)	$ 121,378
4,405	Capita PLC (Professional Services)	11,402
16,438	Carnival PLC (Hotels, Restaurants & Leisure)	1,159,778
8,120	Clinigen Healthcare Ltd.* (Life Sciences Tools & Services)	126,590
355,185	Cobham PLC* (Aerospace & Defense)	659,384
496	Coca-Cola European Partners PLC (Beverages)	19,915
57,313	Compass Group PLC (Hotels, Restaurants & Leisure)	1,206,719
16,773	Conviviality PLC (Food & Staples Retailing)	77,637
2,412	Croda International PLC (Chemicals)	153,506
3,611	Dechra Pharmaceuticals PLC (Pharmaceuticals)	122,935
16,074	Diageo PLC (Beverages)	578,541
748	Dialog Semiconductor PLC* (Semiconductors & Semiconductor Equipment)	22,805
35,707	Direct Line Insurance Group PLC (Insurance)	187,205
51,301	DS Smith PLC (Containers & Packaging)	366,660
54,695	Experian PLC (Professional Services)	1,260,598
10,660	Fenner PLC (Machinery)	71,773
17,297	Ferroglobe PLC (Metals & Mining)	250,115
9,324	G4S PLC (Commercial Services & Supplies)	37,633
284,761	GKN PLC (Auto Components)	1,709,168
71,483	GlaxoSmithKline PLC (Pharmaceuticals)	1,330,590
19,166	GVC Holdings PLC (Hotels, Restaurants & Leisure)	252,263
6,074	Halma PLC (Electronic Equipment, Instruments & Components)	110,239
13,393	Hammerson PLC (Equity Real Estate Investment Trusts (REITs))	93,814
18,887	Hastings Group Holdings PLC(a) (Insurance)	78,895
104,115	Hays PLC (Professional Services)	298,894
3,369	Hill & Smith Holdings PLC (Metals & Mining)	57,354
12,870	HSBC Holdings PLC (Banks)	137,306
26,309	Ibstock PLC(a) (Construction Materials)	96,093
3,334	IHS Markit Ltd.* (Professional Services)	159,132
437	Imperial Brands PLC (Tobacco)	17,984
19,883	Inchcape PLC (Distributors)	204,723

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
12,294	Informa PLC (Media)	$ 121,515
6,632	Inmarsat PLC (Diversified Telecommunication Services)	43,714
22,323	Intermediate Capital Group PLC (Capital Markets)	367,035
1,249	Intertek Group PLC (Professional Services)	89,117
84,448	IQE PLC* (Semiconductors & Semiconductor Equipment)	128,240
21,859	J Sainsbury PLC (Food & Staples Retailing)	78,650
38,475	JD Sports Fashion PLC (Specialty Retail)	200,050
540	Johnson Matthey PLC (Chemicals)	26,541
20,214	Just Eat PLC* (Internet Software & Services)	233,637
10,853	KAZ Minerals PLC* (Metals & Mining)	126,296
34,328	Kingfisher PLC (Specialty Retail)	168,988
4,453	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	63,398
784,857	Lloyds Banking Group PLC (Banks)	775,437
21,635	Marks & Spencer Group PLC (Multiline Retail)	92,517
31,968	Melrose Industries PLC (Electrical Equipment)	102,736
19,833	Micro Focus International PLC (Software)	606,275
4,888	Mondi PLC (Paper & Forest Products)	130,280
34,252	National Express Group PLC (Road & Rail)	178,356
18,812	National Grid PLC (Multi-Utilities)	215,551
358	Next PLC (Multiline Retail)	25,850
2,088	Nielsen Holdings PLC (Professional Services)	78,112
4,556	NMC Health PLC (Health Care Providers & Services)	215,659
15,758	Old Mutual PLC (Insurance)	52,310
10,265	Pearson PLC (Media)	101,033
11,466	Pennon Group PLC (Water Utilities)	117,209
5,284	Persimmon PLC (Household Durables)	187,712
64,276	Premier Oil PLC* (Oil, Gas & Consumable Fuels)	75,646
2,671	Provident Financial PLC (Consumer Finance)	25,561
39,901	Prudential PLC (Insurance)	1,080,123
18,418	QinetiQ Group PLC (Aerospace & Defense)	53,844
2,498	Randgold Resources Ltd. (Metals & Mining)	252,372
13,148	Reckitt Benckiser Group PLC (Household Products)	1,269,703
23,632	Redrow PLC (Household Durables)	200,988

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
2,034	RELX PLC (Professional Services)	$ 45,012
106,765	Rentokil Initial PLC (Commercial Services & Supplies)	450,340
4,483	Rightmove PLC (Internet Software & Services)	281,008
3,349	Rio Tinto PLC (Metals & Mining)	186,415
5,725	Rolls-Royce Holdings PLC* (Aerospace & Defense)	71,039
47,167	Royal Bank of Scotland Group PLC* (Banks)	192,933
3,141	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	110,119
41,878	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	1,485,516
24,002	Royal Mail PLC (Air Freight & Logistics)	159,917
16,829	RPC Group PLC (Containers & Packaging)	203,313
22,840	RSA Insurance Group PLC (Insurance)	200,976
1,905	Schroders PLC (Capital Markets)	100,596
17,578	Segro PLC (Equity Real Estate Investment Trusts (REITs))	145,374
2,346	Severn Trent PLC (Water Utilities)	65,194
2,029	Smith & Nephew PLC (Health Care Equipment & Supplies)	36,509
2,396	Smiths Group PLC (Industrial Conglomerates)	54,413
55,738	SSE PLC (Electric Utilities)	1,033,660
25,699	SSP Group PLC (Hotels, Restaurants & Leisure)	222,374
3,116	St. James’s Place PLC (Capital Markets)	52,608
9,847	Standard Chartered PLC* (Banks)	114,572
12,089	Standard Life Aberdeen PLC (Diversified Financial Services)	73,072
7,440	Tate & Lyle PLC (Food Products)	67,821
52,960	Taylor Wimpey PLC (Household Durables)	143,322
17,757	Tesco PLC (Food & Staples Retailing)	52,793
9,263	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	87,935
2,331	The Sage Group PLC (Software)	24,820
2,722	The Weir Group PLC (Machinery)	85,340
27,213	TP ICAP PLC (Capital Markets)	204,772

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
7,663	Travis Perkins PLC (Trading Companies & Distributors)	$ 158,907
923	Unilever PLC (Personal Products)	52,238
13,754	United Utilities Group PLC (Water Utilities)	144,275
19,374	Vesuvius PLC (Machinery)	165,659
334,724	Vodafone Group PLC (Wireless Telecommunication Services)	1,067,044
1,667	Whitbread PLC (Hotels, Restaurants & Leisure)	91,876
27,095	William Hill PLC (Hotels, Restaurants & Leisure)	119,260
34,807	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	109,714
4,531	WPP PLC (Media)	82,056

		40,096,685

United States – 44.2%
410	3M Co. (Industrial Conglomerates)	102,705
5,075	Abbott Laboratories (Health Care Equipment & Supplies)	315,462
554	AbbVie, Inc. (Biotechnology)	62,170
3,802	ABM Industries, Inc. (Commercial Services & Supplies)	144,590
12,023	ACCO Brands Corp.* (Commercial Services & Supplies)	142,473
585	Activision Blizzard, Inc. (Software)	43,366
417	Adobe Systems, Inc.* (Software)	83,300
20,815	Advance Auto Parts, Inc. (Specialty Retail)	2,435,147
3,302	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	45,369
6,889	Aegion Corp.* (Construction & Engineering)	172,776
6,955	Aetna, Inc. (Health Care Providers & Services)	1,299,333
553	Affiliated Managers Group, Inc. (Capital Markets)	110,395
1,872	Aflac, Inc. (Insurance)	165,110
1,838	Agilent Technologies, Inc. (Life Sciences Tools & Services)	134,964
7,074	Air Lease Corp. (Trading Companies & Distributors)	343,938
204	Air Products & Chemicals, Inc. (Chemicals)	34,347
2,173	Akamai Technologies, Inc.* (Internet Software & Services)	145,569
2,606	Alamo Group, Inc. (Machinery)	299,768
969	Alaska Air Group, Inc. (Airlines)	63,692

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,323	Albemarle Corp. (Chemicals)	$ 147,634
1,250	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	162,125
366	Alexion Pharmaceuticals, Inc.* (Biotechnology)	43,671
343	Align Technology, Inc.* (Health Care Equipment & Supplies)	89,866
365	Alleghany Corp.* (Insurance)	229,111
241	Alliance Data Systems Corp. (IT Services)	61,855
8,435	Alliant Energy Corp. (Electric Utilities)	335,291
11,891	Ally Financial, Inc. (Consumer Finance)	353,995
49	Alphabet, Inc. Class A* (Internet Software & Services)	57,929
2,078	Alphabet, Inc. Class C* (Internet Software & Services)	2,431,135
1,213	Altria Group, Inc. (Tobacco)	85,322
38	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	55,134
4,353	AMC Networks, Inc. Class A* (Media)	224,571
3,379	Amdocs Ltd. (IT Services)	231,124
5,500	Ameren Corp. (Multi-Utilities)	311,465
4,482	American Electric Power Co., Inc. (Electric Utilities)	308,272
1,571	American Express Co. (Consumer Finance)	156,157
3,539	American International Group, Inc. (Insurance)	226,213
533	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	78,724
3,922	American Water Works Co., Inc. (Water Utilities)	326,193
698	Ameriprise Financial, Inc. (Capital Markets)	117,753
9,538	Ameris Bancorp (Banks)	510,760
5,409	AMERISAFE, Inc. (Insurance)	328,597
35,358	AmerisourceBergen Corp. (Health Care Providers & Services)	3,524,132
1,997	AMETEK, Inc. (Electrical Equipment)	152,371
307	Amgen, Inc. (Biotechnology)	57,117
1,682	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	156,039
944	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	56,687
2,475	Andeavor (Oil, Gas & Consumable Fuels)	267,696

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,530	Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	$ 128,061
45,496	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	479,528
1,290	ANSYS, Inc.* (Software)	208,529
8,756	Anthem, Inc. (Health Care Providers & Services)	2,170,175
12,487	Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts (REITs))	60,687
12,081	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,022,722
5,079	Arch Capital Group Ltd.* (Insurance)	461,884
1,413	Archer-Daniels-Midland Co. (Food Products)	60,688
4,785	Arconic, Inc. (Aerospace & Defense)	143,837
10,469	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	132,642
4,636	Arthur J. Gallagher & Co. (Insurance)	316,732
2,152	Aspen Insurance Holdings Ltd. (Insurance)	80,377
8,411	Assured Guaranty Ltd. (Insurance)	299,347
6,194	AT&T, Inc. (Diversified Telecommunication Services)	231,965
319	Autodesk, Inc.* (Software)	36,883
2,083	Autoliv, Inc. (Auto Components)	317,053
793	Automatic Data Processing, Inc. (IT Services)	98,039
2,058	AutoZone, Inc.* (Specialty Retail)	1,575,276
765	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	130,356
15,082	Axalta Coating Systems Ltd.* (Chemicals)	475,083
28,212	Axis Capital Holdings Ltd. (Insurance)	1,425,552
1,967	Baker Hughes a GE Co. (Energy Equipment & Services)	63,239
3,894	Balchem Corp. (Chemicals)	307,626
3,294	Ball Corp. (Containers & Packaging)	126,094
11,711	Bank of America Corp. (Banks)	374,752
7,102	BankUnited, Inc. (Banks)	291,466
6,028	Baxter International, Inc. (Health Care Equipment & Supplies)	434,197
4,565	BB&T Corp. (Banks)	251,942
981	Becton Dickinson & Co. (Health Care Equipment & Supplies)	238,324

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,027	Belden, Inc. (Electronic Equipment, Instruments & Components)	$ 341,369
13,755	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	2,948,797
6,541	Best Buy Co., Inc. (Specialty Retail)	477,885
1,254	BioMarin Pharmaceutical, Inc.* (Biotechnology)	113,148
5,197	Blackbaud, Inc. (Software)	497,977
197	BlackRock, Inc. (Capital Markets)	110,675
6,545	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	202,895
7,103	BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	159,107
1,584	Booz Allen Hamilton Holding Corp. (IT Services)	62,061
3,571	BorgWarner, Inc. (Auto Components)	200,904
3,429	Boston Scientific Corp.* (Health Care Equipment & Supplies)	95,875
1,413	Broadridge Financial Solutions, Inc. (IT Services)	136,227
10,526	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	293,675
1,703	Brown-Forman Corp. Class B (Beverages)	118,018
3,881	Bunge Ltd. (Food Products)	308,268
2,357	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	215,571
4,332	CA, Inc. (Software)	155,302
1,070	Cabot Corp. (Chemicals)	72,375
2,399	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	63,214
1,979	Cadence Design Systems, Inc.* (Software)	88,778
11,896	Callidus Software, Inc.* (Software)	427,661
6,607	Cambrex Corp.* (Life Sciences Tools & Services)	372,304
3,237	Campbell Soup Co. (Food Products)	150,682
4,363	Cantel Medical Corp. (Health Care Equipment & Supplies)	483,988
893	Capital One Financial Corp. (Consumer Finance)	92,836
26,276	Cardinal Health, Inc. (Health Care Providers & Services)	1,886,354
1,032	CarMax, Inc.* (Specialty Retail)	73,654
11,620	Catalent, Inc.* (Pharmaceuticals)	540,795
13,629	Cathay General Bancorp (Banks)	596,132
770	Cboe Global Markets, Inc. (Capital Markets)	103,480

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
21,316	CBRE Group, Inc. Class A* (Real Estate Management & Development)	$ 973,928
18,881	CDK Global, Inc. (Software)	1,346,026
597	CDW Corp. (Electronic Equipment, Instruments & Components)	44,650
1,265	Celanese Corp. Series A (Chemicals)	136,822
3,603	Centene Corp.* (Health Care Providers & Services)	386,386
11,241	CenterPoint Energy, Inc. (Multi-Utilities)	316,771
7,079	CenturyLink, Inc. (Diversified Telecommunication Services)	126,077
19,871	Cerner Corp.* (Health Care Technology)	1,373,682
613	Charter Communications, Inc. Class A* (Media)	231,254
2,869	Chatham Lodging Trust (Equity Real Estate Investment Trusts (REITs))	64,266
783	Chemed Corp. (Health Care Providers & Services)	204,026
1,209	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	68,381
875	Chevron Corp. (Oil, Gas & Consumable Fuels)	109,681
410	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	133,152
2,460	Church & Dwight Co., Inc. (Household Products)	120,171
9,366	Ciena Corp.* (Communications Equipment)	199,308
2,140	Cigna Corp. (Health Care Providers & Services)	445,869
568	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	63,730
2,711	Cincinnati Financial Corp. (Insurance)	208,476
832	Cintas Corp. (Commercial Services & Supplies)	140,150
2,921	Cisco Systems, Inc. (Communications Equipment)	121,338
3,354	CIT Group, Inc. (Banks)	170,014
1,529	Citigroup, Inc. (Banks)	119,996
10,945	Citizens Financial Group, Inc. (Banks)	502,375
1,018	Citrix Systems, Inc.* (Software)	94,430
3,463	CME Group, Inc. (Capital Markets)	531,501
8,566	CMS Energy Corp. (Multi-Utilities)	383,328
32,085	Cognizant Technology Solutions Corp. Class A (IT Services)	2,501,988
7,586	Cohen & Steers, Inc. (Capital Markets)	309,281
440	Colgate-Palmolive Co. (Household Products)	32,666

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
3,586	Columbia Banking System, Inc. (Banks)	$ 154,485
74,875	Comcast Corp. Class A (Media)	3,184,434
5,032	Comerica, Inc. (Banks)	479,147
3,203	Compass Minerals International, Inc. (Metals & Mining)	233,499
4,226	Conagra Brands, Inc. (Food Products)	160,588
1,077	Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	169,563
2,257	ConocoPhillips (Oil, Gas & Consumable Fuels)	132,734
6,086	Consolidated Edison, Inc. (Multi-Utilities)	489,071
975	Constellation Brands, Inc. Class A (Beverages)	213,983
3,983	Convergys Corp. (IT Services)	92,684
2,723	Cooper Tire & Rubber Co. (Auto Components)	106,469
5,380	Corning, Inc. (Electronic Equipment, Instruments & Components)	167,964
286	Costco Wholesale Corp. (Food & Staples Retailing)	55,733
9,611	Cotiviti Holdings, Inc.* (Health Care Technology)	336,385
2,583	Coty, Inc. Class A (Personal Products)	50,653
1,268	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	142,992
1,222	CSX Corp. (Road & Rail)	69,373
991	Cummins, Inc. (Machinery)	186,308
60,801	CVS Health Corp. (Food & Staples Retailing)	4,784,431
25,336	CYS Investments, Inc. (Mortgage Real Estate Investment Trusts (REITs))	170,765
4,851	D.R. Horton, Inc. (Household Durables)	237,942
2,392	Danaher Corp. (Health Care Equipment & Supplies)	242,262
2,328	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	223,139
2,735	DaVita, Inc.* (Health Care Providers & Services)	213,439
557	Deere & Co. (Machinery)	92,696
2,528	Delta Air Lines, Inc. (Airlines)	143,515
2,067	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	125,694
1,641	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	67,888
597	Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	74,924

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
2,210	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 247,410
13,970	Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	377,050
2,302	Discover Financial Services (Consumer Finance)	183,700
785	DISH Network Corp. Class A* (Media)	36,817
16,860	Dollar General Corp. (Multiline Retail)	1,738,603
838	Dollar Tree, Inc.* (Multiline Retail)	96,370
753	Dominion Energy, Inc. (Multi-Utilities)	57,559
1,442	Dover Corp. (Machinery)	153,155
3,729	DowDuPont, Inc. (Chemicals)	281,838
1,757	Dr. Pepper Snapple Group, Inc. (Beverages)	209,698
6,344	Dril-Quip, Inc.* (Energy Equipment & Services)	327,668
3,522	DTE Energy Co. (Multi-Utilities)	372,064
4,958	Duke Energy Corp. (Electric Utilities)	389,203
6,168	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	162,897
6,050	E*TRADE Financial Corp.* (Capital Markets)	318,835
2,007	Eastman Chemical Co. (Chemicals)	199,054
2,020	eBay, Inc.* (Internet Software & Services)	81,972
174	Ecolab, Inc. (Chemicals)	23,956
4,755	Edison International (Electric Utilities)	297,330
11,418	Education Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	377,137
560	Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	70,885
917	Electronic Arts, Inc.* (Software)	116,422
1,309	Eli Lilly & Co. (Pharmaceuticals)	106,618
1,018	Emerson Electric Co. (Electrical Equipment)	73,530
2,034	Energizer Holdings, Inc. (Household Products)	118,419
4,801	EnerSys (Electrical Equipment)	337,558
3,249	Engility Holdings, Inc.* (Aerospace & Defense)	84,994
6,837	Entercom Communications Corp. Class A (Media)	75,549
3,332	Entergy Corp. (Electric Utilities)	262,195

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
4,833	Envision Healthcare Corp.* (Health Care Providers & Services)	$ 173,940
1,541	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	177,215
5,432	EPAM Systems, Inc.* (IT Services)	638,151
3,667	EQT Corp. (Oil, Gas & Consumable Fuels)	199,081
981	Equifax, Inc. (Professional Services)	122,556
261	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	118,805
1,813	Equity Residential (Equity Real Estate Investment Trusts (REITs))	111,699
6,148	Essent Group Ltd.* (Thrifts & Mortgage Finance)	286,005
1,375	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	320,348
6,482	Everest Re Group Ltd. (Insurance)	1,489,564
5,373	Eversource Energy (Electric Utilities)	338,983
7,340	Exelon Corp. (Electric Utilities)	282,663
6,045	ExlService Holdings, Inc.* (IT Services)	367,234
406	Expedia, Inc. (Internet & Direct Marketing Retail)	51,972
2,767	Expeditors International of Washington, Inc. (Air Freight & Logistics)	179,717
3,705	Express Scripts Holding Co.* (Health Care Providers & Services)	293,362
1,689	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	140,998
9,318	Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	131,384
2,747	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	239,813
641	F5 Networks, Inc.* (Communications Equipment)	92,650
169	Facebook, Inc. Class A* (Internet Software & Services)	31,584
864	Fastenal Co. (Trading Companies & Distributors)	47,485
3,409	FCB Financial Holdings, Inc. Class A* (Banks)	186,813
633	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	76,466
731	FedEx Corp. (Air Freight & Logistics)	191,873
3,861	Ferro Corp.* (Chemicals)	90,811

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
17,993	Ferroglobe Representation & Warranty Insurance Trust*(b) (Metals & Mining)	$ —
1,851	Fidelity National Information Services, Inc. (IT Services)	189,468
10,193	Fifth Third Bancorp (Banks)	337,388
534	First Citizens BancShares, Inc. Class A (Banks)	227,169
3,047	First Merchants Corp. (Banks)	131,509
3,851	First Midwest Bancorp, Inc. (Banks)	95,736
4,071	First Republic Bank (Banks)	364,558
3,267	FirstCash, Inc. (Consumer Finance)	238,818
7,219	FirstEnergy Corp. (Electric Utilities)	237,505
606	Fiserv, Inc.* (IT Services)	85,349
8,022	Five Below, Inc.* (Specialty Retail)	520,868
248	FleetCor Technologies, Inc.* (IT Services)	52,700
1,802	Fluor Corp. (Construction & Engineering)	109,381
837	FMC Corp. (Chemicals)	76,443
10,151	FNF Group (Insurance)	395,686
2,728	Foot Locker, Inc. (Specialty Retail)	134,081
5,033	Ford Motor Co. (Automobiles)	55,212
526	Fortive Corp. (Machinery)	39,987
518	Fortune Brands Home & Security, Inc. (Building Products)	36,742
17,179	Forum Energy Technologies, Inc.* (Energy Equipment & Services)	290,325
2,479	Franklin Resources, Inc. (Capital Markets)	105,134
7,686	Freeport-McMoRan, Inc.* (Metals & Mining)	149,877
1,803	Fresh Del Monte Produce, Inc. (Food Products)	85,300
3,460	FTI Consulting, Inc.* (Professional Services)	150,406
1,765	Gardner Denver Holdings, Inc.* (Machinery)	61,034
1,069	Gartner, Inc.* (IT Services)	148,313
485	General Dynamics Corp. (Aerospace & Defense)	107,903
4,402	General Electric Co. (Industrial Conglomerates)	71,180
823	General Mills, Inc. (Food Products)	48,137
2,052	General Motors Co. (Automobiles)	87,025
67,152	Gentex Corp. (Auto Components)	1,590,159
660	Genuine Parts Co. (Distributors)	68,686
5,068	GGP, Inc. (Equity Real Estate Investment Trusts (REITs))	116,716
11,647	Glacier Bancorp, Inc. (Banks)	456,795

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
3,263	Global Indemnity Ltd.* (Insurance)	$ 138,188
973	Global Payments, Inc. (IT Services)	108,762
14,727	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	678,031
10,489	Grand Canyon Education, Inc.* (Diversified Consumer Services)	975,372
2,350	Granite Construction, Inc. (Construction & Engineering)	156,722
30,205	Graphic Packaging Holding Co. (Containers & Packaging)	487,811
899	Group 1 Automotive, Inc. (Specialty Retail)	70,527
5,934	Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	60,349
4,219	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	91,637
4,852	Hanmi Financial Corp. (Banks)	152,838
1,307	Harris Corp. (Aerospace & Defense)	208,310
1,347	Hasbro, Inc. (Leisure Products)	127,386
4,718	HCP, Inc. (Equity Real Estate Investment Trusts (REITs))	113,609
9,186	Healthcare Services Group, Inc. (Commercial Services & Supplies)	506,883
16,114	Heartland Express, Inc. (Road & Rail)	365,627
2,401	HEICO Corp. (Aerospace & Defense)	192,848
5,470	HEICO Corp. Class A (Aerospace & Defense)	360,200
2,265	Helen of Troy Ltd.* (Household Durables)	210,985
955	Henry Schein, Inc.* (Health Care Providers & Services)	72,274
2,368	Hess Corp. (Oil, Gas & Consumable Fuels)	119,608
5,874	Hibbett Sports, Inc.* (Specialty Retail)	132,752
1,590	Hillenbrand, Inc. (Machinery)	70,437
12,791	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,095,549
4,048	Hologic, Inc.* (Health Care Equipment & Supplies)	172,850
530	Honeywell International, Inc. (Industrial Conglomerates)	84,625
5,215	Hormel Foods Corp. (Food Products)	179,031
7,651	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	158,835
2,389	HP, Inc. (Technology Hardware, Storage & Peripherals)	55,711
6,521	HubSpot, Inc.* (Software)	632,863

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,460	Humana, Inc. (Health Care Providers & Services)	$ 411,472
20,493	Huntington Bancshares, Inc. (Banks)	331,577
334	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	79,338
2,195	Huron Consulting Group, Inc.* (Professional Services)	88,129
3,820	IBERIABANK Corp. (Banks)	322,790
4,000	ICF International, Inc.* (Professional Services)	212,400
3,915	ICU Medical, Inc.* (Health Care Equipment & Supplies)	896,339
4,011	IDACORP, Inc. (Electric Utilities)	346,069
684	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	127,935
437	Illinois Tool Works, Inc. (Machinery)	75,894
389	Illumina, Inc.* (Life Sciences Tools & Services)	90,497
15,224	Impax Laboratories, Inc.* (Pharmaceuticals)	296,107
780	Infinity Property & Casualty Corp. (Insurance)	78,975
715	Ingredion, Inc. (Food Products)	102,703
4,870	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	180,774
4,327	Installed Building Products, Inc.* (Household Durables)	311,328
1,945	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	102,424
2,331	Intel Corp. (Semiconductors & Semiconductor Equipment)	112,214
5,352	Intercontinental Exchange, Inc. (Capital Markets)	395,192
485	International Business Machines Corp. (IT Services)	79,395
1,347	International Flavors & Fragrances, Inc. (Chemicals)	202,454
496	International Paper Co. (Containers & Packaging)	31,179
564	Intuit, Inc. (Software)	94,696
481	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	207,633
3,169	Invesco Ltd. (Capital Markets)	114,496
2,528	IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	258,336
1,189	Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	41,651
859	J.B. Hunt Transport Services, Inc. (Road & Rail)	103,793
10,534	Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	135,362

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
2,868	John Bean Technologies Corp. (Machinery)	$ 326,235
938	Johnson & Johnson (Pharmaceuticals)	129,622
3,133	JPMorgan Chase & Co. (Banks)	362,394
5,798	Juniper Networks, Inc. (Communications Equipment)	151,618
17,840	Kansas City Southern (Road & Rail)	2,018,239
10,137	KapStone Paper & Packaging Corp. (Paper & Forest Products)	351,146
1,188	KAR Auction Services, Inc. (Commercial Services & Supplies)	64,794
1,206	Kellogg Co. (Food Products)	82,141
20,391	KeyCorp (Banks)	436,367
306	Kimberly-Clark Corp. (Household Products)	35,802
5,586	Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	88,873
4,432	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	79,687
1,198	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	131,540
14,334	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	99,048
46,848	L Brands, Inc. (Specialty Retail)	2,346,616
1,385	L3 Technologies, Inc. (Aerospace & Defense)	294,257
4,254	La-Z-Boy, Inc. (Household Durables)	128,258
2,071	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	361,389
967	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	185,200
1,936	LCI Industries (Auto Components)	213,444
912	Lear Corp. (Auto Components)	176,144
3,353	Lennar Corp. Class A (Household Durables)	210,099
2,438	Liberty Broadband Corp. Class C* (Media)	232,951
4,879	Liberty Interactive Corp. QVC Group Class A* (Internet & Direct Marketing Retail)	137,051
4,268	LifePoint Health, Inc.* (Health Care Providers & Services)	211,053
2,177	Lincoln National Corp. (Insurance)	180,256
8,242	Lithia Motors, Inc. Class A (Specialty Retail)	1,029,920
2,711	LKQ Corp.* (Distributors)	113,943

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
490	Lockheed Martin Corp. (Aerospace & Defense)	$ 173,877
4,884	Loews Corp. (Insurance)	252,259
6,721	LogMeIn, Inc. (Internet Software & Services)	845,502
1,758	M&T Bank Corp. (Banks)	335,391
8,710	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	270,881
7,739	Macy’s, Inc. (Multiline Retail)	200,827
25,925	Maiden Holdings Ltd. (Insurance)	182,771
7,549	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	137,316
3,006	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	208,226
310	Markel Corp.* (Insurance)	355,784
734	Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	108,148
1,235	Marsh & McLennan Cos., Inc. (Insurance)	103,147
1,278	Martin Marietta Materials, Inc. (Construction Materials)	291,601
1,869	Masco Corp. (Building Products)	83,470
16,628	MasterCard, Inc. Class A (IT Services)	2,810,132
18,898	Matador Resources Co.* (Oil, Gas & Consumable Fuels)	612,484
3,089	Mattel, Inc. (Leisure Products)	48,930
2,476	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	151,036
3,185	MAXIMUS, Inc. (IT Services)	217,153
1,490	McCormick & Co., Inc. (Food Products)	162,067
1,246	McDonald’s Corp. (Hotels, Restaurants & Leisure)	213,240
25,489	McKesson Corp. (Health Care Providers & Services)	4,304,582
6,369	Medidata Solutions, Inc.* (Health Care Technology)	433,793
221	MercadoLibre, Inc. (Internet Software & Services)	85,549
1,184	Merck & Co., Inc. (Pharmaceuticals)	70,152
7,587	Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	155,154
2,907	MetLife, Inc. (Insurance)	139,739
289	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	195,150
28,062	MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	200,924
3,410	MGM Resorts International (Hotels, Restaurants & Leisure)	124,295

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
982	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	$ 93,506
5,579	Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	243,914
35,628	Microsoft Corp. (Software)	3,385,016
1,798	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	171,475
2,696	Minerals Technologies, Inc. (Chemicals)	202,604
6,555	Mobile Mini, Inc. (Commercial Services & Supplies)	248,107
899	Mohawk Industries, Inc.* (Household Durables)	252,673
2,401	Molson Coors Brewing Co. Class B (Beverages)	201,732
2,877	Mondelez International, Inc. Class A (Food Products)	127,739
1,103	Monsanto Co. (Chemicals)	134,345
911	Monster Beverage Corp.* (Beverages)	62,158
5,443	Moody’s Corp. (Capital Markets)	880,623
2,439	Morgan Stanley (Capital Markets)	137,925
14,727	Motorola Solutions, Inc. (Communications Equipment)	1,464,747
694	MSCI, Inc. (Capital Markets)	96,626
2,871	MTGE Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	48,807
3,207	Nasdaq, Inc. (Capital Markets)	259,478
7,572	National General Holdings Corp. (Insurance)	151,591
4,364	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	307,793
99,868	National Oilwell Varco, Inc. (Energy Equipment & Services)	3,663,158
22,580	Navient Corp. (Consumer Finance)	321,765
7,557	Navigant Consulting, Inc.* (Professional Services)	155,070
4,659	NCR Corp.* (Technology Hardware, Storage & Peripherals)	174,759
6,281	Nelnet, Inc. Class A (Consumer Finance)	327,303
5,214	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	320,661
366	Netflix, Inc.* (Internet & Direct Marketing Retail)	98,930
2,170	NETGEAR, Inc.* (Communications Equipment)	151,249

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,522	Newell Brands, Inc. (Household Durables)	$ 40,242
10,264	Newmont Mining Corp. (Metals & Mining)	415,795
2,715	NextEra Energy, Inc. (Electric Utilities)	430,110
979	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	66,787
8,271	NiSource, Inc. (Multi-Utilities)	204,128
3,547	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	108,254
1,405	Norfolk Southern Corp. (Road & Rail)	211,986
11,162	Northern Trust Corp. (Capital Markets)	1,176,363
601	Northrop Grumman Corp. (Aerospace & Defense)	204,659
7,384	NorthWestern Corp. (Multi-Utilities)	401,247
1,628	Norwegian Cruise Line Holdings Ltd.* (Hotels, Restaurants & Leisure)	98,885
1,448	Nucor Corp. (Metals & Mining)	96,958
220	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	54,076
4,429	O’Reilly Automotive, Inc.* (Specialty Retail)	1,172,312
4,299	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	322,296
4,002	On Assignment, Inc.* (Professional Services)	306,433
156,494	Oracle Corp. (Software)	8,073,525
7,375	Owens-Illinois, Inc.* (Containers & Packaging)	171,248
3,897	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	307,084
651	Packaging Corp. of America (Containers & Packaging)	81,785
748	Palo Alto Networks, Inc.* (Communications Equipment)	118,087
4,186	Parker-Hannifin Corp. (Machinery)	843,144
6,132	Patrick Industries, Inc.* (Building Products)	392,755
1,375	Paychex, Inc. (IT Services)	93,844
599	PayPal Holdings, Inc.* (IT Services)	51,107
571	Peapack Gladstone Financial Corp. (Banks)	20,282
10,052	Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	392,028
669	PepsiCo, Inc. (Beverages)	80,481
13,285	Performance Food Group Co.* (Food & Staples Retailing)	456,340
7,932	Pfizer, Inc. (Pharmaceuticals)	293,801

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
2,919	PG&E Corp. (Electric Utilities)	$ 123,853
959	Philip Morris International, Inc. (Tobacco)	102,834
735	Phillips 66 (Oil, Gas & Consumable Fuels)	75,264
3,245	Pinnacle West Capital Corp. (Electric Utilities)	259,438
825	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	150,901
10,623	PolyOne Corp. (Chemicals)	461,676
1,396	Portland General Electric Co. (Electric Utilities)	59,121
5,088	Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	380,074
3,506	PPL Corp. (Electric Utilities)	111,736
9,005	PQ Group Holdings, Inc.* (Chemicals)	147,142
8,970	PRA Group, Inc.* (Consumer Finance)	320,678
796	Praxair, Inc. (Chemicals)	128,546
991	Preferred Bank (Banks)	63,840
12,261	Primoris Services Corp. (Construction & Engineering)	318,786
2,263	Principal Financial Group, Inc. (Insurance)	152,979
5,879	ProAssurance Corp. (Insurance)	321,581
2,581	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	168,049
3,335	Proofpoint, Inc.* (Software)	340,237
685	Prudential Financial, Inc. (Insurance)	81,392
4,030	Public Service Enterprise Group, Inc. (Multi-Utilities)	209,036
170	Public Storage (Equity Real Estate Investment Trusts (REITs))	33,279
2,249	PVH Corp. (Textiles, Apparel & Luxury Goods)	348,775
29,551	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,120,875
7,523	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	374,645
1,258	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	85,859
2,448	Quest Diagnostics, Inc. (Health Care Providers & Services)	259,047
6,464	Radian Group, Inc. (Thrifts & Mortgage Finance)	142,660
2,510	Raymond James Financial, Inc. (Capital Markets)	241,939
1,097	Raytheon Co. (Aerospace & Defense)	229,207
3,408	RBC Bearings, Inc.* (Machinery)	429,408

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
5,571	Realogy Holdings Corp. (Real Estate Management & Development)	$ 153,258
6,366	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	338,608
754	Red Hat, Inc.* (Software)	99,061
1,613	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	101,474
29,867	Regions Financial Corp. (Banks)	574,342
5,594	Republic Services, Inc. (Commercial Services & Supplies)	384,867
2,556	ResMed, Inc. (Health Care Equipment & Supplies)	257,619
483	Rockwell Automation, Inc. (Electrical Equipment)	95,291
1,125	Rockwell Collins, Inc. (Aerospace & Defense)	155,801
2,204	Rogers Corp.* (Electronic Equipment, Instruments & Components)	363,175
883	Roper Technologies, Inc. (Industrial Conglomerates)	247,761
6,683	RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	265,181
5,098	S&P Global, Inc. (Capital Markets)	923,248
27,984	Sabre Corp. (IT Services)	581,228
603	salesforce.com, Inc.* (Software)	68,688
1,319	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	230,166
4,095	SCANA Corp. (Multi-Utilities)	166,421
20,555	Schlumberger Ltd. (Energy Equipment & Services)	1,512,437
2,498	Scholastic Corp. (Media)	95,973
4,878	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	220,876
1,352	Sealed Air Corp. (Containers & Packaging)	64,017
4,234	Select Medical Holdings Corp.* (Health Care Providers & Services)	74,942
900	Sempra Energy (Multi-Utilities)	96,318
1,649	ServiceNow, Inc.* (Software)	245,487
823	Shire PLC (Biotechnology)	38,452
8,690	Silgan Holdings, Inc. (Containers & Packaging)	259,744
4,999	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	480,904
28,017	Sirius XM Holdings, Inc. (Media)	171,184
7,816	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	321,941

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
20,667	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	$ 2,009,039
1,343	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	134,998
52,640	SLM Corp.* (Consumer Finance)	602,202
470	Snap-on, Inc. (Machinery)	80,516
1,326	Southwest Airlines Co. (Airlines)	80,621
14,655	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	371,065
1,235	Standard Motor Products, Inc. (Auto Components)	59,157
1,862	Stanley Black & Decker, Inc. (Machinery)	309,520
20,154	Starbucks Corp. (Hotels, Restaurants & Leisure)	1,144,949
11,310	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	230,611
22,102	State Street Corp. (Capital Markets)	2,434,977
2,364	Steel Dynamics, Inc. (Metals & Mining)	107,326
5,523	Steven Madden Ltd.* (Textiles, Apparel & Luxury Goods)	255,163
11,630	Stifel Financial Corp. (Capital Markets)	785,258
855	Stryker Corp. (Health Care Equipment & Supplies)	140,545
6,827	Sun Hydraulics Corp. (Machinery)	423,820
14,149	SunCoke Energy, Inc.* (Metals & Mining)	157,054
3,493	SunTrust Banks, Inc. (Banks)	246,955
9,487	Superior Energy Services, Inc.* (Energy Equipment & Services)	99,139
525	SVB Financial Group* (Banks)	129,439
8,300	Sykes Enterprises, Inc.* (IT Services)	257,466
5,200	Symantec Corp. (Software)	141,596
2,903	Synchrony Financial (Consumer Finance)	115,191
11,604	Syneos Health, Inc.* (Life Sciences Tools & Services)	445,013
1,264	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	155,131
2,855	Synopsys, Inc.* (Software)	264,402
1,517	Sysco Corp. (Food & Staples Retailing)	95,374
5,365	T-Mobile US, Inc.* (Wireless Telecommunication Services)	349,262
766	T. Rowe Price Group, Inc. (Capital Markets)	85,509

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
471	Take-Two Interactive Software, Inc.* (Software)	$ 59,662
1,430	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	67,267
1,545	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	74,160
4,314	Target Corp. (Multiline Retail)	324,499
3,038	TD Ameritrade Holding Corp. (Capital Markets)	169,490
5,066	Tetra Tech, Inc. (Commercial Services & Supplies)	251,780
5,874	Texas Capital Bancshares, Inc.* (Banks)	556,855
730	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	80,059
11,127	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	653,377
2,094	Textron, Inc. (Aerospace & Defense)	122,855
2,744	The Allstate Corp. (Insurance)	271,025
26,336	The Bank of New York Mellon Corp. (Capital Markets)	1,493,251
479	The Boeing Co. (Aerospace & Defense)	169,743
5,924	The Charles Schwab Corp. (Capital Markets)	315,986
1,783	The Clorox Co. (Household Products)	252,633
1,655	The Coca-Cola Co. (Beverages)	78,761
1,562	The Cooper Cos., Inc. (Health Care Equipment & Supplies)	382,175
2,084	The Estee Lauder Cos., Inc. Class A (Personal Products)	281,257
3,462	The Goodyear Tire & Rubber Co. (Auto Components)	120,547
1,598	The Hanover Insurance Group, Inc. (Insurance)	180,814
3,528	The Hartford Financial Services Group, Inc. (Insurance)	207,305
17,882	The Hershey Co. (Food Products)	1,972,921
408	The Home Depot, Inc. (Specialty Retail)	81,967
2,624	The Interpublic Group of Cos., Inc. (Media)	57,439
2,203	The J.M. Smucker Co. (Food Products)	279,539
979	The Kraft Heinz Co. (Food Products)	76,744
2,551	The Kroger Co. (Food & Staples Retailing)	77,448
3,948	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	254,922
6,537	The Mosaic Co. (Chemicals)	178,460

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,660	The Navigators Group, Inc. (Insurance)	$ 80,676
2,856	The PNC Financial Services Group, Inc. (Banks)	451,305
1,749	The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	3,344,175
789	The Procter & Gamble Co. (Household Products)	68,122
4,955	The Progressive Corp. (Insurance)	268,066
5,925	The Sherwin-Williams Co. (Chemicals)	2,471,377
7,361	The Southern Co. (Electric Utilities)	332,055
954	The TJX Cos., Inc. (Specialty Retail)	76,625
1,075	The Travelers Cos., Inc. (Insurance)	161,164
14,820	The Walt Disney Co. (Media)	1,610,489
1,541	The Western Union Co. (IT Services)	32,037
1,051	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	235,540
3,332	Tiffany & Co. (Specialty Retail)	355,358
26,708	Time Warner, Inc. (Media)	2,546,608
1,962	Torchmark Corp. (Insurance)	178,248
3,339	Total System Services, Inc. (IT Services)	296,704
441	Tractor Supply Co. (Specialty Retail)	33,626
281	TransDigm Group, Inc. (Aerospace & Defense)	89,052
6,190	TTEC Holdings, Inc. (IT Services)	245,743
4,059	Tupperware Brands Corp. (Household Durables)	234,448
5,441	Tutor Perini Corp.* (Construction & Engineering)	134,665
9,243	Twitter, Inc.* (Internet Software & Services)	238,562
14,156	Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	208,801
3,200	Tyler Technologies, Inc.* (Software)	644,832
4,668	Tyson Foods, Inc. Class A (Food Products)	355,281
2,995	U.S. Bancorp (Banks)	171,134
5,626	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	205,518
372	Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	82,621
871	Union Pacific Corp. (Road & Rail)	116,279
8,720	United Bankshares, Inc. (Banks)	320,896
2,231	United Continental Holdings, Inc.* (Airlines)	151,306

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
474	United Parcel Service, Inc. Class B (Air Freight & Logistics)	$ 60,350
698	United Rentals, Inc.* (Trading Companies & Distributors)	126,415
3,510	United Technologies Corp. (Aerospace & Defense)	484,415
1,179	UnitedHealth Group, Inc. (Health Care Providers & Services)	279,164
2,398	Universal Corp. (Tobacco)	115,104
10,362	Universal Forest Products, Inc. (Building Products)	386,813
2,118	Universal Health Services, Inc. Class B (Health Care Providers & Services)	257,337
3,691	Unum Group (Insurance)	196,324
5,904	US Ecology, Inc. (Commercial Services & Supplies)	308,484
3,484	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	334,359
2,767	Validus Holdings Ltd. (Insurance)	187,326
10,874	Valvoline, Inc. (Chemicals)	268,044
1,898	Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	241,995
1,918	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	107,350
24,586	VEREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	177,019
884	VeriSign, Inc.* (Internet Software & Services)	101,589
1,788	Verisk Analytics, Inc.* (Professional Services)	178,889
1,047	Verizon Communications, Inc. (Diversified Telecommunication Services)	56,611
363	Vertex Pharmaceuticals, Inc.* (Biotechnology)	60,574
551	VF Corp. (Textiles, Apparel & Luxury Goods)	44,708
27,920	Visa, Inc. Class A (IT Services)	3,468,502
1,218	Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	87,306
1,939	Vulcan Materials Co. (Construction Materials)	262,541
736	W.W. Grainger, Inc. (Trading Companies & Distributors)	198,470
5,583	Wal-Mart Stores, Inc. (Food & Staples Retailing)	595,148
36,775	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,767,686
4,998	Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	232,157
6,559	Washington Federal, Inc. (Thrifts & Mortgage Finance)	235,468

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
1,913	Waste Management, Inc. (Commercial Services & Supplies)	$ 169,167
1,214	Waters Corp.* (Life Sciences Tools & Services)	261,751
1,630	WD-40 Co. (Household Products)	201,713
7,739	Webster Financial Corp. (Banks)	438,182
7,573	WEC Energy Group, Inc. (Multi-Utilities)	486,944
2,745	Wells Fargo & Co. (Banks)	180,566
2,143	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	128,516
5,863	WESCO International, Inc.* (Trading Companies & Distributors)	399,563
4,014	Westar Energy, Inc. (Electric Utilities)	207,363
2,154	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	191,663
2,397	WestRock Co. (Containers & Packaging)	159,712
1,946	Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	73,053
542	Whirlpool Corp. (Household Durables)	98,330
161	White Mountains Insurance Group Ltd. (Insurance)	135,224
7,490	WildHorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	133,397
9,574	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	314,314
704	Workday, Inc. Class A* (Software)	84,403
12,525	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	349,322
3,159	Worldpay, Inc. Class A* (IT Services)	253,699
940	Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	116,682
701	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	116,079
11,081	Xcel Energy, Inc. (Electric Utilities)	505,737
1,250	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	91,275
6,512	XL Group Ltd. (Insurance)	239,902
2,437	Xylem, Inc. (Machinery)	176,098
1,856	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	156,999
2,364	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	300,512

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
2,213	Zions Bancorporation (Banks)	$ 119,568
3,263	Zoetis, Inc. (Pharmaceuticals)	250,370

		225,422,567

TOTAL COMMON STOCKS (Cost $402,974,353)		$503,129,642

Preferred Stocks – 0.7%
Brazil – 0.1%
660	Banco Bradesco SA (Banks)	$ 8,448
1,100	Bradespar SA (Metals & Mining)	10,805
900	Braskem SA Class A (Chemicals)	13,958
2,900	Centrais Eletricas Brasileiras SA Class B (Electric Utilities)	21,571
300	Cia Brasileira de Distribuicao (Food & Staples Retailing)	7,091
6,500	Cia Energetica de Minas Gerais (Electric Utilities)	15,281
5,205	Cia Energetica de Sao Paulo (Independent Power and Renewable Electricity Producers)	25,159
2,273	Cia Paranaense de Energia (Electric Utilities)	17,498
1,600	Gerdau SA (Metals & Mining)	7,242
500	Itau Unibanco Holding SA (Banks)	8,205
6,987	Itausa - Investimentos Itau SA (Banks)	29,062
3,600	Metalurgica Gerdau SA (Metals & Mining)	7,784
1,100	Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)	6,809
18,470	Telefonica Brasil SA (Diversified Telecommunication Services)	312,257
18,259	Usinas Siderurgicas de Minas Gerais SA Class A* (Metals & Mining)	68,066

		559,236

Chile – 0.0%
5,836	Embotelladora Andina SA (Beverages)	28,506
174	Sociedad Quimica y Minera de Chile SA (Chemicals)	9,766

		38,272

Colombia – 0.0%
2,297	Banco Davivienda SA (Banks)	25,803
2,018	Bancolombia SA (Banks)	23,081

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Preferred Stocks – (continued)
Colombia – (continued)
11,947	Grupo Aval Acciones y Valores SA (Banks)	$ 5,368

		54,252

Germany – 0.6%
889	FUCHS PETROLUB SE (Chemicals)	48,662
236	Henkel AG & Co. KGaA (Household Products)	33,003
953	Porsche Automobil Holding SE (Automobiles)	88,189
328	Sartorius AG (Health Care Equipment & Supplies)	39,256
11,773	Volkswagen AG (Automobiles)	2,588,929

		2,798,039

Russia* – 0.0%
9	AK Transneft OAO (Oil, Gas & Consumable Fuels)	28,819

TOTAL PREFERRED STOCKS – 0.7% (Cost $2,090,992)		$ 3,478,618

Shares	Description	Expiration Date	Value
Rights* – 0.0%
India – 0.0%
Piramal Enterprises Ltd.
24		03/30/18	$ 137
Tata Steel Ltd.
336	0.000%	02/28/18	—
672	0.000	02/28/18	2,052

			2,189

Italy – 0.0%
UniCredit SpA
55,639		02/21/18	—

South Korea – 0.0%
Hyundai Heavy Industries Co. Ltd.
21		03/09/18	643
Mirae Asset Daewoo Co. Ltd.
360		02/22/18	—

			643

Spain – 0.0%
ACS Actividades de Construccion y Servicios SA
549		02/05/18	288

TOTAL RIGHTS (Cost $301)			$ 3,120

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $405,065,646)			$506,611,380

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 4.1%
Repurchase Agreements – 4.1%
Joint Repurchase Agreement Account II
$21,000,000	1.357%	02/01/18	$ 21,000,000
(Cost $21,000,000)

TOTAL INVESTMENTS – 103.5% (Cost $426,065,646)			$527,611,380

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.5)%			(17,978,581)

NET ASSETS – 100.0%			$509,632,799

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,295,984, which represents approximately 0.5% of net assets as of January 31, 2018 and are unaudited.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Joint repurchase agreement was entered into on January 31, 2018. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

BoA Securities LLC	EUR	155,220	USD	187,257	$193,374	03/22/18	$6,117
	SEK	244,450	USD	30,003	31,132	03/22/18	1,129
	SGD	1,660	USD	1,244	1,267	03/22/18	23
	USD	4,248,597	HKD	33,136,155	4,241,094	03/22/18	7,502
Commonwealth Bank of Australia	USD	8,787	CHF	8,140	8,781	03/22/18	6
	USD	4,705	DKK	28,020	4,691	03/22/18	14
	USD	776,107	EUR	621,170	773,858	03/22/18	2,250
	USD	6,407,442	HKD	49,987,595	6,397,910	03/22/18	9,533
	USD	5,459	ILS	18,580	5,446	03/22/18	13
	USD	36,275	SEK	284,060	36,177	03/22/18	98
	USD	21,551	SGD	28,190	21,513	03/22/18	38
State Street Bank and Trust	USD	160,928	JPY	17,545,421	160,726	02/01/18	202
	USD	20,738	JPY	2,254,041	20,650	02/02/18	89
	USD	30,268	JPY	3,295,497	30,195	02/05/18	75

TOTAL							$27,089

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

BoA Securities LLC	USD	2,588,412	AUD	3,437,415	$2,769,398	03/22/18	$(180,987)
	USD	2,662,169	CHF	2,620,090	2,826,476	03/22/18	(164,307)
	USD	606,331	DKK	3,797,360	635,766	03/22/18	(29,436)
	USD	16,176,112	EUR	13,628,910	16,978,984	03/22/18	(802,872)
	USD	6,552,047	GBP	4,860,215	6,914,711	03/22/18	(362,664)
	USD	149,587	ILS	523,320	153,393	03/22/18	(3,805)
	USD	13,677,398	JPY	1,532,961,450	14,083,198	03/22/18	(405,800)
	USD	282,435	NOK	2,335,820	303,496	03/22/18	(21,061)
	USD	105,725	NZD	154,250	113,612	03/22/18	(7,887)
	USD	976,836	SEK	8,219,390	1,046,785	03/22/18	(69,949)
	USD	524,759	SGD	707,770	540,121	03/22/18	(15,362)
Commonwealth Bank of Australia	AUD	94,840	USD	76,786	76,409	03/22/18	(377)
	GBP	115,670	USD	164,787	164,566	03/22/18	(221)
	NOK	102,290	USD	13,347	13,291	03/22/18	(56)
	NZD	19,970	USD	14,772	14,709	03/22/18	(64)
	USD	3,449,031	AUD	4,586,905	3,695,500	03/22/18	(246,469)
	USD	4,142,236	CHF	4,076,490	4,397,597	03/22/18	(255,361)
	USD	1,011,378	DKK	6,338,610	1,061,231	03/22/18	(49,853)
	USD	12,092,613	EUR	10,191,320	12,696,412	03/22/18	(603,800)
	USD	9,548,308	GBP	7,088,415	10,084,808	03/22/18	(536,501)
	USD	205,693	ILS	719,900	211,014	03/22/18	(5,321)
	USD	9,690,367	JPY	1,084,143,150	9,959,939	03/22/18	(269,572)
	USD	455,904	NOK	3,771,100	489,984	03/22/18	(34,080)
	USD	151,412	NZD	221,570	163,196	03/22/18	(11,784)
	USD	1,749,253	SEK	14,713,320	1,873,823	03/22/18	(124,570)
	USD	700,219	SGD	944,000	720,395	03/22/18	(20,176)
State Street Bank and Trust	JPY	1,247,565	USD	11,466	11,428	02/01/18	(37)
	JPY	5,527,143	USD	50,882	50,634	02/02/18	(248)
	JPY	3,611,472	USD	33,189	33,090	02/05/18	(98)

TOTAL							$(4,222,718)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Mini MSCI EAFE Index	6	03/16/18	$643,650	$34,383
Mini MSCI Emerging Market	4	03/16/18	251,560	21,977
S&P 500 E-Mini Index	7	03/16/18	989,030	50,877

TOTAL				$107,237

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Abbreviation:
BoA Securities LLC	— Bank of America Securities LLC

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

January 31, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – 22.8%
Sovereign – 22.8%
Banque Centrale de Tunisie International Bond
	$170,000	5.750%		01/30/25	$ 168,088
Bonos de la Tesoreria de la Republica en Pesos
CLP	1,725,000,000	4.500		03/01/26	2,857,569
	70,000,000	5.000		03/01/35	114,962
Brazil Notas do Tesouro Nacional
BRL	4,834,000	10.000		01/01/21	1,567,097
	9,012,000	10.000		01/01/23	2,907,496
Corp. Financiera de Desarrollo SA
	$525,000	4.750		07/15/25	557,865
Dominican Republic
	860,000	6.875		01/29/26	972,875
	475,000	5.950		01/25/27	510,031
	350,000	6.850		01/27/45	390,687
Ecuador Government International Bond
	200,000	10.500		03/24/20	219,250
	860,000	10.750		03/28/22	997,600
	750,000	7.950		06/20/24	792,187
	200,000	7.950		06/20/24	211,250
	400,000	9.625		06/02/27	453,500
El Salvador Government International Bond
	534,000	5.875		01/30/25	534,000
	620,000	6.375		01/18/27	633,175
	220,000	8.625		02/28/29	257,950
	137,000	7.650		06/15/35	150,529
	250,000	7.625		02/01/41	274,062
Export Credit Bank of Turkey
	775,000	5.375		02/08/21	791,469
	350,000	5.375		02/08/21	357,437
	500,000	4.250	(a)	09/18/22	485,625
Federal Republic of Brazil
	706,000	4.625	(b)	01/13/28	701,587
	95,000	8.250		01/20/34	123,381
	60,000	7.125		01/20/37	71,925
	250,000	5.000		01/27/45	230,625
	480,000	5.625		02/21/47	483,000
Government of Jamaica
	90,000	7.625		07/09/25	106,650
	265,000	6.750		04/28/28	303,756
	205,000	8.000		03/15/39	254,200
	120,000	7.875		07/28/45	148,950
Hungary Government Bond
HUF	169,260,000	3.000		10/27/27	714,537
	$330,000	7.625		03/29/41	502,012
Islamic Republic of Pakistan
	310,000	8.250		04/15/24	343,353
Kingdom of Jordan
	315,000	5.750		01/31/27	316,969
	210,000	7.375	(a)	10/10/47	225,750
	200,000	7.375		10/10/47	215,000
Malaysia Government Bond
MYR	1,060,000	3.882		03/10/22	273,893
	3,700,000	3.800		08/17/23	945,714

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Malaysia Government Bond (continued)
MYR	534,000	4.181%		07/15/24	$ 138,817
	2,021,000	3.955		09/15/25	517,338
	194,000	4.070		09/30/26	49,140
	621,000	4.498		04/15/30	159,629
	1,300,000	3.844		04/15/33	310,671
Oman Government International Bond
	$715,000	3.625		06/15/21	709,637
	385,000	6.500		03/08/47	384,037
Perusahaan Penerbit SBSN
	225,000	4.150		03/29/27	229,219
Poland Government Bond
PLN	4,144,000	2.500		07/25/27	1,144,710
Republic of Angola
	$1,565,000	9.500		11/12/25	1,829,485
Republic of Argentina
ARS	6,070,000	27.277	(c)	06/21/20	338,467
	13,411,577	18.200		10/03/21	714,024
	$630,000	5.625		01/26/22	646,380
	875,000	7.500		04/22/26	962,937
	1,105,000	6.875		01/26/27	1,166,880
	155,000	7.875		06/15/27	164,688
	170,000	5.875		01/11/28	165,325
	475,000	6.625		07/06/28	485,687
	540,000	7.125		07/06/36	552,420
	477,000	7.625		04/22/46	503,235
	160,000	6.875		01/11/48	154,800
	930,000	7.125	(d)	06/28/17	909,075
Republic of Azerbaijan
	1,060,000	4.750		03/18/24	1,104,520
Republic of Belarus
	205,000	6.875		02/28/23	225,295
Republic of Belize(e)
	73,000	4.938		02/20/34	43,618
Republic of Colombia
COP	622,000,000	10.000		07/24/24	263,638
	$1,040,000	4.500	(b)	01/28/26	1,101,880
COP	238,200,000	7.500		08/26/26	89,605
	1,415,600,000	6.000		04/28/28	478,970
	$820,000	5.000	(b)	06/15/45	865,920
Republic of Costa Rica
	320,000	7.158		03/12/45	341,200
Republic of Egypt
	300,000	6.125		01/31/22	318,000
	1,250,000	5.875		06/11/25	1,289,062
	925,000	8.500		01/31/47	1,062,594
Republic of Gabon
	400,000	6.375		12/12/24	405,000
Republic of Ghana
	360,000	8.125		01/18/26	397,800
	200,000	8.125		01/18/26	221,000
Republic of Guatemala
	195,000	5.750		06/06/22	207,919
	340,000	4.875		02/13/28	349,350
Republic of Honduras
	395,000	6.250		01/19/27	424,625

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Indonesia
IDR	1,951,000,000	8.375%		03/15/24	$ 162,808
	6,608,000,000	8.375		09/15/26	557,103
	6,601,000,000	9.000		03/15/29	587,328
	9,645,000,000	8.750		05/15/31	836,558
	9,994,000,000	8.250		05/15/36	830,162
	22,235,000,000	7.500		05/15/38	1,737,223
	$530,000	5.250		01/17/42	583,000
	510,000	6.750		01/15/44	673,837
Republic of Iraq
	200,000	6.752	(a)	03/09/23	207,500
	380,000	5.800	(b)	01/15/28	374,775
Republic of Ivory Coast(b)(e)
	639,765	5.750		12/31/32	636,566
	189,000	5.750		12/31/32	188,055
Republic of Kazakhstan
	750,000	5.125		07/21/25	831,750
	600,000	4.875		10/14/44	636,000
	400,000	6.500		07/21/45	507,200
Republic of Kenya
	550,000	6.875		06/24/24	580,937
Republic of Lebanon
	30,000	6.375		03/09/20	30,300
	95,000	6.100		10/04/22	94,881
	760,000	6.000		01/27/23	752,400
	465,000	6.650		04/22/24	465,000
	117,000	6.250		11/04/24	114,368
	642,000	6.600		11/27/26	629,160
	400,000	6.850		03/23/27	395,500
	1,079,000	6.650		11/03/28	1,035,840
Republic of Mongolia
	70,000	10.875		04/06/21	82,688
	90,000	5.125		12/05/22	90,225
	110,000	5.625	(a)	05/01/23	112,200
	200,000	8.750		03/09/24	231,750
Republic of Morocco
	275,000	5.500		12/11/42	311,781
Republic of Namibia
	255,000	5.250		10/29/25	262,013
Republic of Nigeria
	210,000	6.500	(a)	11/28/27	218,400
	240,000	7.875		02/16/32	270,900
	250,000	7.875		02/16/32	282,187
	200,000	7.625		11/28/47	213,500
	390,000	7.625	(a)	11/28/47	416,325
Republic of Panama
	260,000	3.875	(b)	03/17/28	269,425
	540,000	6.700		01/26/36	710,775
	470,000	4.300		04/29/53	485,862
Republic of Paraguay
	90,000	5.000	(a)	04/15/26	95,963
	935,000	4.700		03/27/27	971,231

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Peru
PEN	3,071,000	8.200%		08/12/26	$1,204,930
	165,000	6.350		08/12/28	58,118
	328,000	6.950		08/12/31	121,141
	601,000	6.150	(a)	08/12/32	206,533
	$310,000	5.625		11/18/50	391,762
Republic of Philippines
	1,205,000	3.700		03/01/41	1,183,912
Republic of Romania
RON	900,000	4.750		02/24/25	245,363
	1,990,000	5.800		07/26/27	583,671
	$90,000	6.125		01/22/44	113,738
Republic of Senegal
	400,000	6.250		07/30/24	427,500
Republic of South Africa
	595,000	5.875		09/16/25	649,294
ZAR	58,250,515	10.500		12/21/26	5,531,400
	4,943,538	7.000		02/28/31	352,198
	6,391,373	8.250		03/31/32	499,598
	5,499,916	6.250		03/31/36	338,534
	$475,000	5.375		07/24/44	473,219
ZAR	6,742,072	8.750		02/28/48	523,206
Republic of Sri Lanka
	$100,000	5.750	(a)	01/18/22	103,500
	1,440,000	6.850		11/03/25	1,578,600
	215,000	6.200		05/11/27	226,288
Republic of Suriname
	65,000	9.250		10/26/26	68,250
Republic of Tajikistan(a)
	90,000	7.125		09/14/27	87,750
Republic of Turkey
TRY	1,646,231	10.500		01/15/20	422,776
	8,423,077	11.000		03/02/22	2,183,305
	1,639,670	10.700		08/17/22	420,437
	2,596,678	10.600		02/11/26	658,743
	4,820,000	10.500		08/11/27	1,215,714
	$200,000	5.125		02/17/28	196,500
	200,000	4.875		04/16/43	171,250
	609,000	6.625		02/17/45	644,017
	580,000	5.750		05/11/47	550,275
Republic of Uruguay
UYU	7,392,000	9.875	(a)	06/20/22	269,279
	$565,000	4.375		10/27/27	600,312
	916,000	5.100		06/18/50	993,860
Republic of Venezuela
	110,000	7.750	(f)	10/13/19	28,600
	85,000	6.000	(f)	12/09/20	21,888
	140,000	12.750		08/23/22	40,250
	203,000	9.000	(f)	05/07/23	54,303
	175,000	8.250	(f)	10/13/24	46,375
	199,000	7.650	(f)	04/21/25	52,735
	205,000	11.750	(f)	10/21/26	58,938
	165,000	9.250		09/15/27	45,788
	145,000	9.250	(f)	05/07/28	38,788

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Venezuela (continued)
	$205,000	11.950%		08/05/31	$ 58,425
	152,000	9.375		01/13/34	40,660
	190,000	7.000		03/31/38	50,350
Republic of Zambia
	465,000	8.500		04/14/24	510,337
	400,000	8.500		04/14/24	439,000
	200,000	8.970		07/30/27	223,750
	240,000	8.970		07/30/27	268,500
Russian Federation Bond
RUB	20,887,000	6.700		05/15/19	371,349
	17,000,000	7.600		04/14/21	310,441
	24,964,000	7.000		08/16/23	447,258
	$200,000	4.750	(a)	05/27/26	212,400
	2,600,000	4.750		05/27/26	2,761,200
RUB	113,481,000	7.750		09/16/26	2,110,719
	103,104,000	8.150		02/03/27	1,968,057
	6,615,000	7.700		03/23/33	120,590
Thailand Government Bond
THB	15,000,000	3.650		12/17/21	514,711
	15,000,000	3.625		06/16/23	521,420
	2,905,000	4.875		06/22/29	113,610
	10,229,000	3.650		06/20/31	357,993
	12,000,000	3.400		06/17/36	407,259
Ukraine Government Bond
	$528,000	7.750		09/01/19	557,700
	170,000	7.750		09/01/20	182,410
	115,000	7.750		09/01/20	123,395
	290,000	7.750		09/01/21	315,665
	540,000	7.750		09/01/23	587,250
	210,000	7.750		09/01/24	227,588
	206,000	7.750		09/01/25	221,965
	440,000	7.750		09/01/27	470,250
	205,000	7.750		09/01/27	219,094
	250,000	7.375		09/25/32	253,125
United Mexican States
MXN	75,780,000	6.500		06/10/21	3,950,331
	$435,000	4.125		01/21/26	448,594
MXN	15,000,000	5.750		03/05/26	717,178
	$520,000	4.150		03/28/27	532,350
MXN	48,030,000	7.500		06/03/27	2,556,399
	5,000,000	8.500		05/31/29	285,556
	4,200,000	10.000		11/20/36	274,628
	2,200,000	7.750		11/13/42	117,155
	$215,000	5.550		01/21/45	241,553
	350,000	5.750	(g)	10/12/10	366,800

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $106,794,572)					$110,205,732

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 46.0%
Aerospace & Defense – 0.4%
Arconic, Inc.
$395,000	6.750%	01/15/28	$ 464,125
StandardAero Aviation Holdings, Inc.(a)(b)
700,000	10.000	07/15/23	766,500
TransDigm, Inc.(b)
607,000	6.500	05/15/25	620,658

			1,851,283

Automotive(a) – 0.4%
BCD Acquisition, Inc.(b)
490,000	9.625	09/15/23	536,550
Delphi Technologies PLC
950,000	5.000	10/01/25	946,348
Titan International, Inc.(b)
500,000	6.500	11/30/23	517,500

			2,000,398

Banks – 0.3%
Caixa Economica Federal
315,000	3.500	11/07/22	307,519
Citigroup, Inc.(b)(c)(3M USD LIBOR + 4.517%)
330,000	6.250	08/15/49	358,875
JPMorgan Chase & Co.(b)(c)
(3M USD LIBOR + 3.300%)
350,000	6.000	08/01/49	371,875
(3M USD LIBOR + 3.250%)
135,000	5.150	12/29/49	137,531
Sberbank of Russia Via SB Capital SA(b)(c)(5 Year CMT + 4.023%)
200,000	5.500	02/26/24	203,750
Turkiye Is Bankasi AS
200,000	5.000	04/30/20	202,000

			1,581,550

Beverages(a)(b) – 0.1%
Central American Bottling Corp.
80,000	5.750	01/31/27	84,080
Cott Holdings, Inc.
338,000	5.500	04/01/25	344,760

			428,840

Building Materials(b) – 0.7%
Builders FirstSource, Inc.(a)
819,000	5.625	09/01/24	855,855
Gibraltar Industries, Inc.
487,000	6.250	02/01/21	494,305
Jeld-Wen, Inc.(a)
160,000	4.625	12/15/25	159,800
235,000	4.875	12/15/27	234,706
Masonite International Corp.(a)
300,000	5.625	03/15/23	312,750
Standard Industries, Inc.(a)
85,000	6.000	10/15/25	90,313
Summit Materials LLC/Summit Materials Finance Corp.
730,000	6.125	07/15/23	753,725

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Building Materials(b) – (continued)
USG Corp.(a)
$400,000	4.875%		06/01/27	$ 410,000

				3,311,454

Chemicals – 1.9%
Alpha 3 BV/Alpha US Bidco, Inc.(a)(b)
415,000	6.250		02/01/25	425,375
Blue Cube Spinco, Inc.(b)
300,000	9.750		10/15/23	353,250
400,000	10.000		10/15/25	479,000
CF Industries, Inc.
100,000	5.150		03/15/34	100,875
Cornerstone Chemical Co.(a)(b)
615,000	6.750		08/15/24	616,538
HB Fuller Co.(b)
265,000	4.000		02/15/27	254,676
Hexion, Inc.(b)
630,000	6.625		04/15/20	573,300
Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)(b)
429,000	7.000		04/15/25	453,668
Olin Corp.(b)
145,000	5.000		02/01/30	145,000
Platform Specialty Products Corp.(a)(b)
765,000	5.875		12/01/25	774,562
Rain CII Carbon LLC/CII Carbon Corp.(a)(b)
1,405,000	7.250		04/01/25	1,526,181
TPC Group, Inc.(a)(b)
660,000	8.750		12/15/20	666,600
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(a)(b)
500,000	5.375		09/01/25	512,500
Tronox Finance LLC(a)(b)
541,000	7.500		03/15/22	561,288
Tronox Finance PLC(a)(b)
676,000	5.750		10/01/25	692,055
Venator Finance S.a.r.l./Venator Materials LLC(a)(b)
734,000	5.750		07/15/25	755,102
Versum Materials, Inc.(a)(b)
400,000	5.500		09/30/24	422,500

				9,312,470

Coal(a) – 0.3%
Murray Energy Corp.(b)
695,000	11.250		04/15/21	375,300
Peabody Energy Corp.
40,000	6.250	(h)	11/15/21	—
775,000	6.375	(b)	03/31/25	813,750

				1,189,050

Commercial Services – 1.6%
AMN Healthcare, Inc.(a)(b)
590,000	5.125		10/01/24	601,800
Cardtronics, Inc.(b)
400,000	5.125		08/01/22	387,000
Cenveo Corp.(a)(b)
840,000	6.000		08/01/19	581,700
Global A&T Electronics Ltd.(b)
494,000	8.500		01/12/23	501,360
Monitronics International, Inc.(b)
890,000	9.125		04/01/20	775,412

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Services – (continued)
Nielsen Finance LLC/Nielsen Finance Co.(a)(b)
$500,000	5.000%	04/15/22	$ 508,125
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b)
655,000	9.250	05/15/23	724,594
RR Donnelley & Sons Co.
745,000	6.000	04/01/24	707,750
Syniverse Foreign Holdings Corp.(a)(b)
555,450	9.125	01/15/22	575,585
Team Health Holdings, Inc.(a)(b)
240,000	6.375	02/01/25	223,800
The Nielsen Co. Luxembourg S.a.r.l.(a)(b)
930,000	5.000	02/01/25	939,300
United Rentals North America, Inc.(b)
1,250,000	5.875	09/15/26	1,339,062

			7,865,488

Computers(b) – 0.5%
Dell International LLC/EMC Corp.(a)
440,000	7.125	06/15/24	480,150
385,000	8.100	07/15/36	489,331
NCR Corp.
1,000,000	5.000	07/15/22	1,015,000
Unisys Corp.(a)
300,000	10.750	04/15/22	334,500

			2,318,981

Cosmetics/Personal Care(a)(b) – 0.2%
First Quality Finance Co., Inc.
786,000	5.000	07/01/25	791,895

Distribution & Wholesale(a)(b) – 0.1%
American Builders & Contractors Supply Co., Inc.
457,000	5.750	12/15/23	480,421

Diversified Financial Services – 1.0%
Ally Financial, Inc.
470,000	5.125	09/30/24	497,025
ASP AMC Merger Sub, Inc.(a)(b)
934,000	8.000	05/15/25	893,137
Credit Acceptance Corp.(b)
250,000	6.125	02/15/21	253,750
500,000	7.375	03/15/23	525,000
Navient Corp.
655,000	6.625	07/26/21	695,937
Quicken Loans, Inc.(a)(b)
425,000	5.250	01/15/28	415,438
Springleaf Finance Corp.
373,000	7.750	10/01/21	411,699
Ukreximbank Via Biz Finance PLC
720,000	9.625	04/27/22	785,700
200,000	9.750	01/22/25	223,000
Vantiv LLC/Vanity Issuer Corp.(a)(b)
290,000	4.375	11/15/25	287,825

			4,988,511

Electrical – 1.4%
AES Argentina Generacion SA(b)
300,000	7.750	02/02/24	321,562
AES Gener SA(b)(c)(5 year USD Swap + 6.820%)
130,000	8.375	12/18/73	134,550

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electrical – (continued)
Cemig Geracao e Transmissao SA(a)(b)
	$225,000	9.250%		12/05/24	$ 243,563
Centrais Eletricas Brasileiras SA
	200,000	5.750		10/27/21	206,380
Comision Federal de Electricidad
	145,000	4.750		02/23/27	149,894
MXN	2,950,000	8.180		12/23/27	149,420
Consorcio Transmantaro SA
	$200,000	4.375		05/07/23	204,898
Dynegy, Inc.(b)
	520,000	7.625		11/01/24	561,600
Empresa Distribuidora Y Comercializadora Norte(b)
	125,000	9.750		10/25/22	136,689
Energizer Holdings, Inc.(a)(b)
	905,000	5.500		06/15/25	934,412
Eskom Holdings SOC Ltd.
	460,000	5.750		01/26/21	463,910
	390,000	6.750		08/06/23	405,600
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA(a)(b)
	150,000	9.625		07/27/23	166,500
Genneia SA(a)(b)
	70,000	8.750		01/20/22	76,265
GenOn Americas Generation LLC(f)
	60,000	8.500		10/01/21	57,450
Instituto Costarricense de Electricidad
	150,000	6.950		11/10/21	160,500
NRG Energy, Inc.(b)
	320,000	6.250		05/01/24	335,200
	885,000	7.250		05/15/26	962,437
NSG Holdings LLC/NSG Holdings, Inc.(a)
	533,013	7.750		12/15/25	586,314
Perusahaan Listrik Negara PT(a)
	130,000	5.250		05/15/47	133,250
Talen Energy Supply LLC(b)
	315,000	6.500		06/01/25	262,238

					6,652,632

Energy - Exploration & Production(f)(h) – 0.0%
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
	700,000	10.000		06/01/20	—
	72,000	10.750	(b)	10/01/20	—
	300,000	9.250	(b)	06/01/21	—

					—

Engineering & Construction(b) – 0.4%
Aeropuerto Internacional de Tocumen SA
	750,000	5.625		05/18/36	812,813
Tutor Perini Corp.(a)
	350,000	6.875		05/01/25	374,500
Weekley Homes LLC/Weekley Finance Corp.(a)
	755,000	6.625		08/15/25	755,000

					1,942,313

Entertainment – 1.2%
Cinemark USA, Inc.(b)
	756,000	4.875		06/01/23	765,450

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Entertainment – (continued)
Eldorado Resorts, Inc.(b)
$615,000	6.000%		04/01/25	$ 641,906
GLP Capital LP/GLP Financing II, Inc.
714,000	5.375		04/15/26	763,088
Mohegan Gaming & Entertainment(a)(b)
635,000	7.875		10/15/24	650,875
Pinnacle Entertainment, Inc.(b)
1,000,000	5.625		05/01/24	1,070,000
Scientific Games International, Inc.(a)(b)
280,000	5.000		10/15/25	280,000
Six Flags Entertainment Corp.(a)(b)
900,000	4.875		07/31/24	912,375
720,000	5.500		04/15/27	737,100

				5,820,794

Finance(b) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
500,000	5.875		02/01/22	509,375
55,000	6.250	(a)	02/01/22	56,788
615,000	6.250		02/01/22	634,987
200,000	6.750		02/01/24	207,750

				1,408,900

Food & Drug Retailing(b) – 0.6%
B&G Foods, Inc.
415,000	5.250		04/01/25	415,519
Clearwater Seafoods, Inc.(a)
525,000	6.875		05/01/25	534,188
Pilgrim’s Pride Corp.(a)
315,000	5.875		09/30/27	318,150
Post Holdings, Inc.(a)
590,000	5.000		08/15/26	575,250
Simmons Foods, Inc.(a)
1,050,000	5.750		11/01/24	1,027,687

				2,870,794

Gas(b) – 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp.
350,000	7.500		11/01/23	366,188
800,000	6.125		03/01/25	799,000

				1,165,188

Healthcare Providers & Services – 3.6%
Acadia Healthcare Co., Inc.(b)
650,000	5.625		02/15/23	659,750
Air Medical Group Holdings, Inc.(a)(b)
729,000	6.375		05/15/23	692,550
Centene Corp.(b)
235,000	6.125		02/15/24	249,687
1,615,000	4.750		01/15/25	1,639,225
CHS/Community Health Systems, Inc.(b)
270,000	6.875		02/01/22	191,700
DaVita, Inc.(b)
320,000	5.125		07/15/24	322,400
DJO Finance LLC/DJO Finance Corp.(b)
326,000	10.750		04/15/20	295,030
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.(a)(b)
1,274,000	8.125		06/15/21	1,226,225

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Envision Healthcare Corp.(b)
$149,000	5.125	%(a)	07/01/22	$ 148,255
920,000	5.625		07/15/22	936,100
183,000	6.250	(a)	12/01/24	193,065
HCA, Inc.
1,095,000	5.875		05/01/23	1,174,387
900,000	5.250		04/15/25	944,244
133,000	7.690		06/15/25	150,623
1,050,000	5.875	(b)	02/15/26	1,099,875
Hill-Rom Holdings, Inc.(a)(b)
625,000	5.750		09/01/23	653,125
800,000	5.000		02/15/25	812,000
Kindred Healthcare, Inc.(b)
385,000	6.375		04/15/22	390,775
Molina Healthcare, Inc.(b)
695,000	5.375		11/15/22	722,800
505,000	4.875	(a)	06/15/25	502,475
Select Medical Corp.(b)
750,000	6.375		06/01/21	766,875
Tenet Healthcare Corp.
150,000	7.500	(a)(b)	01/01/22	158,813
225,000	8.125		04/01/22	233,438
480,000	6.750		06/15/23	473,400
700,000	4.625	(a)(b)	07/15/24	687,750
250,000	5.125	(a)(b)	05/01/25	246,875
820,000	7.000	(a)(b)	08/01/25	804,625
WellCare Health Plans, Inc.(b)
1,105,000	5.250		04/01/25	1,156,106

				17,532,173

Home Builders(b) – 0.4%
Century Communities, Inc.
710,000	6.875		05/15/22	736,625
M/I Homes, Inc.
315,000	5.625		08/01/25	318,938
Mattamy Group Corp.(a)
450,000	6.500		10/01/25	473,242
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)
375,000	5.625		03/01/24	393,750

				1,922,555

Household Products(b) – 0.2%
Spectrum Brands, Inc.
1,015,000	5.750		07/15/25	1,068,288

Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
1,468,000	7.000		11/15/25	1,453,320
HUB International Ltd.(a)(b)
1,545,000	7.875		10/01/21	1,602,937
MGIC Investment Corp.
500,000	5.750		08/15/23	537,500
350,000	9.000	(a)	04/01/63	475,305

				4,069,062

Internet – 0.7%
Netflix, Inc.(a)
1,100,000	4.875		04/15/28	1,089,000
Symantec Corp.(a)(b)
575,000	5.000		04/15/25	586,806

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Internet – (continued)
TIBCO Software, Inc.(a)(b)
$600,000	11.375%	12/01/21	$ 654,000
Zayo Group LLC/Zayo Capital, Inc.(b)
1,000,000	6.375	05/15/25	1,047,500

			3,377,306

Iron/Steel – 0.4%
Allegheny Technologies, Inc.(b)
635,000	7.875	08/15/23	695,325
ArcelorMittal
105,000	7.500	10/15/39	135,450
Big River Steel LLC/BRS Finance Corp.(a)(b)
300,000	7.250	09/01/25	321,750
Evraz Group SA
200,000	8.250	01/28/21	222,250
200,000	5.375	03/20/23	206,310
GTL Trade Finance, Inc.(b)
350,000	7.250	04/16/44	401,625
GTL Trade Finance, Inc./Gerdau Holdings, Inc.(b)
150,000	5.893	04/29/24	160,987

			2,143,697

Leisure Time(a)(b) – 0.5%
Carlson Travel, Inc.
330,000	6.750	12/15/23	327,113
Sabre GLBL, Inc.
1,198,000	5.250	11/15/23	1,209,980
Silversea Cruise Finance Ltd.
425,000	7.250	02/01/25	457,406
Viking Cruises Ltd.
600,000	6.250	05/15/25	621,000

			2,615,499

Lodging – 1.4%
Boyd Gaming Corp.(b)
605,000	6.375	04/01/26	648,106
Diamond Resorts International, Inc.(a)(b)
480,000	10.750	09/01/24	529,200
Hilton Domestic Operating Co, Inc.(b)
415,000	4.250	09/01/24	412,925
Inn of the Mountain Gods Resort & Casino(a)(b)(e)
450,000	9.250	11/30/20	411,750
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)(b)
700,000	6.750	11/15/21	736,750
MGM Resorts International
1,000,000	6.000	03/15/23	1,080,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock
International LLC(a)(b)
1,000,000	5.875	05/15/21	1,012,500
Station Casinos LLC(a)(b)
900,000	5.000	10/01/25	906,750
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming
Finance Corp.(a)(b)
830,000	5.875	05/15/25	796,800

			6,534,781

Machinery-Diversified(b) – 0.2%
Xerium Technologies, Inc.
1,105,000	9.500	08/15/21	1,122,956

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – 6.1%
Altice Financing SA(a)(b)
$615,000	7.500%		05/15/26	$ 638,063
Altice Finco SA(a)(b)
650,000	8.125		01/15/24	670,312
Altice Luxembourg SA(a)(b)
500,000	7.750		05/15/22	480,000
1,100,000	7.625		02/15/25	1,007,875
AMC Networks, Inc.(b)
415,000	4.750		12/15/22	423,300
1,000,000	5.000		04/01/24	1,015,000
400,000	4.750		08/01/25	400,000
Block Communications, Inc.(a)(b)
295,000	6.875		02/15/25	307,169
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
715,000	5.375		05/01/25	727,512
1,255,000	5.125		05/01/27	1,223,625
320,000	5.000		02/01/28	309,200
Cengage Learning, Inc.(a)(b)
695,000	9.500		06/15/24	658,513
Clear Channel Worldwide Holdings, Inc.(b)
100,000	7.625		03/15/20	99,250
CSC Holdings LLC
1,100,000	6.750		11/15/21	1,179,750
215,000	10.125	(a)(b)	01/15/23	242,413
525,000	10.875	(a)(b)	10/15/25	625,406
Cumulus Media Holdings, Inc.(b)(f)
725,000	7.750		05/01/19	141,375
DISH DBS Corp.
200,000	5.875		07/15/22	199,000
1,030,000	5.000		03/15/23	966,912
100,000	5.875		11/15/24	94,750
Gray Television, Inc.(a)(b)
790,000	5.125		10/15/24	792,962
iHeartCommunications, Inc.(b)
215,000	9.000		12/15/19	164,475
			02/01/21(PIK
			14.000%, Cash
1,519,150	14.000	(i)	14.000%)	106,341
825,000	9.000		03/01/21	606,375
Lee Enterprises, Inc.(a)(b)
600,000	9.500		03/15/22	624,000
Liberty Interactive LLC(b)
1,505,168	4.000		11/15/29	1,061,143
896,973	3.750		02/15/30	624,517
Nexstar Broadcasting, Inc.(a)(b)
1,000,000	5.625		08/01/24	1,033,750
Radiate Holdco LLC/Radiate Finance, Inc.(a)(b)
630,000	6.625		02/15/25	612,675
SFR Group SA(a)(b)
200,000	6.000		05/15/22	196,000
1,000,000	6.250		05/15/24	955,000
1,375,000	7.375		05/01/26	1,349,219
Sinclair Television Group, Inc.(a)(b)
500,000	5.625		08/01/24	515,000
240,000	5.875		03/15/26	249,000
715,000	5.125		02/15/27	711,425

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
Sirius XM Radio, Inc.(a)(b)
$400,000	5.375%		04/15/25	$ 414,000
750,000	5.375		07/15/26	767,812
905,000	5.000		08/01/27	900,475
The E.W. Scripps Co.(a)(b)
465,000	5.125		05/15/25	460,350
The McClatchy Co.(b)
684,000	9.000		12/15/22	713,070
Tribune Media Co.(b)
1,050,000	5.875		07/15/22	1,084,125
Univision Communications, Inc.(a)(b)
669,000	5.125		02/15/25	648,094
Urban One, Inc.(a)(b)
430,000	9.250		02/15/20	418,175
325,000	7.375		04/15/22	331,500
Videotron Ltd.(a)(b)
1,040,000	5.125		04/15/27	1,079,000
Virgin Media Secured Finance PLC(a)(b)
750,000	5.250		01/15/26	763,125
VTR Finance B.V.(b)
200,000	6.875		01/15/24	210,000
Ziggo Secured Finance BV(a)(b)
435,000	5.500		01/15/27	431,738

				29,232,771

Metal Fabricate & Hardware – 0.5%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)(b)
199,000	7.375		12/15/23	208,950
Novelis Corp.(a)(b)
83,000	6.250		08/15/24	86,942
877,000	5.875		09/30/26	903,310
The Hillman Group, Inc.(a)(b)
1,030,000	6.375		07/15/22	1,014,550
TMK OAO Via TMK Capital SA
200,000	6.750		04/03/20	209,750

				2,423,502

Mining – 1.9%
Boart Longyear Management Pty Ltd.(b)(i)
578,760	10.000		12/31/22	526,672
Constellium NV(a)(b)
700,000	5.750		05/15/24	714,875
250,000	5.875		02/15/26	253,750
Corp. Nacional del Cobre de Chile
470,000	4.500		09/16/25	495,366
165,000	4.500	(b)	08/01/47	172,765
First Quantum Minerals Ltd.(a)(b)
485,000	7.250		04/01/23	513,518
1,345,000	7.500		04/01/25	1,440,898
Freeport-McMoRan, Inc.(b)
140,000	6.750		02/01/22	144,725
247,000	3.875		03/15/23	245,147
610,000	5.400		11/14/34	635,925
880,000	5.450		03/15/43	903,100
Hecla Mining Co.(b)
500,000	6.875		05/01/21	512,500
Mountain Province Diamonds, Inc.(a)(b)
450,000	8.000		12/15/22	448,875
New Gold, Inc.(a)(b)
1,100,000	6.250		11/15/22	1,131,625
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)(b)
880,000	7.125		11/01/22	908,600

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Mining – (continued)
Vedanta Resources PLC(a)
$300,000	6.375%	07/30/22	$ 312,000

			9,360,341

Miscellaneous Manufacturing(b) – 0.3%
Actuant Corp.
750,000	5.625	06/15/22	765,938
Bombardier, Inc.(a)
290,000	6.000	10/15/22	290,000
500,000	7.500	12/01/24	525,625

			1,581,563

Office(b) – 0.2%
CDW LLC/CDW Finance Corp.
750,000	5.000	09/01/25	764,063

Oil Field Services – 5.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.(b)
395,000	7.875	12/15/24	432,525
Athabasca Oil Corp.(a)(b)
395,000	9.875	02/24/22	399,444
Calfrac Holdings LP(a)(b)
1,220,000	7.500	12/01/20	1,220,000
California Resources Corp.(a)(b)
215,000	8.000	12/15/22	180,600
Carrizo Oil & Gas, Inc.(b)
182,000	8.250	07/15/25	200,200
Chesapeake Energy Corp.(a)(b)
500,000	8.000	01/15/25	505,000
CITGO Petroleum Corp.(a)(b)
795,000	6.250	08/15/22	802,950
Continental Resources, Inc.(b)
507,000	4.500	04/15/23	511,436
Delek & Avner Tamar Bond Ltd.(a)
285,000	5.082	12/30/23	288,563
60,000	5.412	12/30/25	60,825
Ecopetrol SA
280,000	5.875	09/18/23	306,628
Ensco PLC(b)
350,000	5.750	10/01/44	247,625
Extraction Oil & Gas, Inc.(a)(b)
325,000	7.375	05/15/24	351,000
700,000	5.625	02/01/26	700,000
FTS International, Inc.(b)
1,215,000	6.250	05/01/22	1,227,150
Great Western Petroleum LLC/Great Western Finance Corp.(a)(b)
230,000	9.000	09/30/21	241,500
Gulfport Energy Corp.(b)
200,000	6.000	10/15/24	201,500
Halcon Resources Corp.(b)
360,000	6.750	02/15/25	378,000
Jupiter Resources, Inc.(a)(b)
675,000	8.500	10/01/22	408,375
KazMunayGas National Co. JSC
400,000	6.375	04/09/21	433,260
200,000	5.750	04/19/47	213,000
KCA Deutag UK Finance PLC(a)(b)
680,000	9.875	04/01/22	739,500

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
MEG Energy Corp.(a)(b)
$355,000	6.375%		01/30/23	$ 307,075
440,000	7.000		03/31/24	380,600
1,010,000	6.500		01/15/25	989,800
Newfield Exploration Co.(b)
380,000	5.375		01/01/26	400,900
Noble Holding International Ltd.(b)
1,075,000	7.750		01/15/24	990,344
Parker Drilling Co.(b)
920,000	6.750		07/15/22	795,800
Parsley Energy LLC/Parsley Finance Corp.(a)(b)
350,000	5.375		01/15/25	353,500
175,000	5.250		08/15/25	176,750
665,000	5.625		10/15/27	681,625
PDC Energy, Inc.(b)
63,000	6.125		09/15/24	65,599
Pertamina Persero PT
200,000	4.300		05/20/23	207,088
265,000	6.450		05/30/44	315,024
Petrobras Global Finance BV
1,070,000	8.375		05/23/21	1,221,405
90,000	5.750		02/01/29	88,875
Petroleos de Venezuela SA(f)
700,000	6.000		11/15/26	170,158
Petroleos del Peru SA
375,000	5.625		06/19/47	396,562
Petroleos Mexicanos
(3M USD LIBOR + 3.650%)
560,000	5.186	(c)	03/11/22	616,980
680,000	6.875		08/04/26	769,420
100,000	6.500		03/13/27	109,137
285,000	5.625		01/23/46	262,200
475,000	6.750		09/21/47	496,672
Petroleum Co. of Trinidad & Tobago Ltd.
155,000	9.750		08/14/19	165,850
Pride International LLC
230,000	7.875		08/15/40	204,700
Rowan Cos., Inc.(b)
605,000	7.375		06/15/25	620,125
85,000	5.400		12/01/42	64,600
350,000	5.850		01/15/44	280,000
Southwestern Energy Co.(b)
415,000	6.700		01/23/25	422,262
SRC Energy, Inc.(a)(b)
420,000	6.250		12/01/25	432,600
State Oil Co. of the Azerbaijan Republic
200,000	4.750		03/13/23	204,500
Tengizchevroil Finance Co. International Ltd.
200,000	4.000		08/15/26	199,650
Transocean, Inc.(b)
1,060,000	5.800		10/15/22	1,067,950
Ultra Resources, Inc.(a)(b)
355,000	6.875		04/15/22	356,775
Weatherford International Ltd.(b)
410,000	9.875		02/15/24	445,875
450,000	5.950		04/15/42	364,500
Whiting Petroleum Corp.(b)
782,000	6.250		04/01/23	804,346
215,000	6.625	(a)	01/15/26	219,300
WildHorse Resource Development Corp.(b)
135,000	6.875		02/01/25	139,388

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
YPF SA
ARS	5,000,000	16.500%	05/09/22	$ 239,995

				26,077,011

Packaging – 0.6%
ARD Finance SA(b)(i)
	$760,000	7.125	09/15/23	795,150
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)
	350,000	7.250	05/15/24	375,375
	250,000	6.000	02/15/25	258,125
BWAY Holding Co.(a)(b)
	300,000	7.250	04/15/25	312,750
Crown Americas LLC/Crown Americas Capital Corp. VI(a)(b)
	400,000	4.750	02/01/26	402,000
Owens-Brockway Glass Container, Inc.(a)
	500,000	5.875	08/15/23	530,625

				2,674,025

Pharmaceuticals(b) – 0.9%
BioScrip, Inc.
	1,058,000	8.875	02/15/21	989,230
Valeant Pharmaceuticals International, Inc.(a)
	735,000	5.375	03/15/20	730,406
	350,000	7.500	07/15/21	350,875
	35,000	6.750	08/15/21	34,650
	605,000	5.625	12/01/21	583,825
	1,116,000	5.500	03/01/23	1,003,005
	120,000	5.875	05/15/23	108,600
	215,000	7.000	03/15/24	229,512
	181,000	6.125	04/15/25	161,543

				4,191,646

Pipelines(b) – 1.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)
	1,470,000	6.125	11/15/22	1,532,475
Cheniere Corpus Christi Holdings LLC
	425,000	5.875	03/31/25	457,938
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
	980,000	5.750	04/01/25	1,011,850
Energy Transfer Equity LP
	270,000	4.250	03/15/23	271,350
Genesis Energy LP/Genesis Energy Finance Corp.
	283,000	6.750	08/01/22	293,966
	228,000	5.625	06/15/24	222,870
Sabine Pass Liquefaction LLC
	175,000	6.250	03/15/22	193,030
	175,000	5.750	05/15/24	191,833
SemGroup Corp./Rose Rock Finance Corp.
	1,245,000	5.625	07/15/22	1,257,450
	100,000	5.625	11/15/23	98,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	742,000	5.500	08/15/22	748,492
	620,000	5.750	04/15/25	624,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
	600,000	4.250	11/15/23	592,500
Transportadora de Gas Internacional SA ESP
	65,000	5.700	03/20/22	65,995

				7,563,024

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(a)(b) – 0.4%
Realogy Group LLC/Realogy Co-Issuer Corp.
$1,700,000	4.875%		06/01/23	$ 1,678,750

Real Estate Investment Trust(b) – 1.2%
CTR Partnership LP/CareTrust Capital Corp.
500,000	5.250		06/01/25	507,500
ESH Hospitality, Inc.(a)
1,237,000	5.250		05/01/25	1,246,277
MGM Growth Properties Operating Partnership LP/MGP Finance Co-
Issuer, Inc.
750,000	5.625		05/01/24	800,625
650,000	4.500		09/01/26	641,063
RHP Hotel Properties LP/RHP Finance Corp.
940,000	5.000		04/15/23	964,675
The GEO Group, Inc.
1,400,000	6.000		04/15/26	1,428,000

				5,588,140

Retailing – 1.3%
Eurotorg LLC Via Bonitron DAC(a)
200,000	8.750		10/30/22	207,000
Ferrellgas LP/Ferrellgas Finance Corp.(b)
650,000	6.750		01/15/22	625,625
Golden Nugget, Inc.(a)(b)
200,000	6.750		10/15/24	206,750
Guitar Center, Inc.(a)(b)
250,000	6.500		04/15/19	244,375
1,100,000	9.625		04/15/20	764,500
IRB Holding Corp.(a)(b)
305,000	6.750		02/15/26	308,050
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America
LLC(a)(b)
220,000	4.750		06/01/27	218,350
L Brands, Inc.
157,000	5.250		02/01/28	155,038
271,000	6.875		11/01/35	275,743
New Albertson’s, Inc.
440,000	7.450		08/01/29	386,100
300,000	8.700		05/01/30	280,875
660,000	8.000		05/01/31	589,050
New Red Finance, Inc.(a)(b)
195,000	5.000		10/15/25	195,000
New Red Finance, Inc.(a)(b)
345,000	4.250		05/15/24	338,962
Rite Aid Corp.
295,000	6.125	(a)(b)	04/01/23	274,350
660,000	7.700		02/15/27	584,100
75,000	6.875	(a)	12/15/28	60,750
Yum! Brands, Inc.
415,000	6.875		11/15/37	453,906

				6,168,524

Semiconductors – 0.3%
Advanced Micro Devices, Inc.
235,000	7.500		08/15/22	260,850
80,000	2.125		09/01/26	151,426
Sensata Technologies BV(a)
680,000	5.000		10/01/25	702,100

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Semiconductors – (continued)
Sensata Technologies UK Financing Co. PLC(a)(b)
$390,000	6.250%		02/15/26	$ 420,225

				1,534,601

Software(b) – 1.4%
BMC Software Finance, Inc.(a)
560,000	8.125		07/15/21	562,100
First Data Corp.(a)
1,000,000	5.000		01/15/24	1,026,250
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3
S.a.r.l./Greeneden US Holdings II LLC(a)
590,000	10.000		11/30/24	650,475
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.(a)
395,000	6.000		07/15/25	416,725
MSCI, Inc.(a)
200,000	4.750		08/01/26	204,000
Nuance Communications, Inc.
665,000	5.625		12/15/26	689,937
Quintiles IMS, Inc.(a)
415,000	5.000		10/15/26	422,263
Rackspace Hosting, Inc.(a)
500,000	8.625		11/15/24	531,875
Solera LLC/Solera Finance, Inc.(a)
500,000	10.500		03/01/24	561,250
Veritas US, Inc./Veritas Bermuda Ltd.(a)
1,425,000	10.500		02/01/24	1,449,937

				6,514,812

Telecommunication Services – 3.9%
Axtel SAB de CV(a)(b)
225,000	6.375		11/14/24	233,089
C&W Senior Financing DAC(a)(b)
300,000	6.875		09/15/27	316,292
CenturyLink, Inc.
685,000	6.750		12/01/23	666,162
395,000	7.500	(b)	04/01/24	397,963
855,000	5.625	(b)	04/01/25	790,875
Comunicaciones Celulares SA Via Comcel Trust(b)
330,000	6.875		02/06/24	346,847
Digicel Group Ltd.(a)(b)
660,000	8.250		09/30/20	653,466
Digicel Ltd.(a)(b)
1,660,000	6.000		04/15/21	1,649,625
Frontier Communications Corp.
170,000	7.125		01/15/23	115,388
1,115,000	6.875	(b)	01/15/25	694,087
550,000	11.000	(b)	09/15/25	429,000
GTT Communications, Inc.(a)(b)
616,000	7.875		12/31/24	656,040
Hughes Satellite Systems Corp.
1,315,000	5.250		08/01/26	1,328,150
Inmarsat Finance PLC(a)(b)
1,365,000	4.875		05/15/22	1,356,540
Intelsat Jackson Holdings SA(b)
500,000	7.500		04/01/21	425,000
85,000	5.500		08/01/23	66,725
240,000	8.000	(a)	02/15/24	251,400
Intelsat Luxembourg SA(b)
130,000	7.750		06/01/21	58,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunication Services – (continued)
Level 3 Financing, Inc.(b)
$450,000	5.375%	01/15/24	$ 450,000
1,450,000	5.375	05/01/25	1,446,375
Liquid Telecommunications Financing PLC(b)
400,000	8.500	07/13/22	426,711
Plantronics, Inc.(a)(b)
510,000	5.500	05/31/23	527,850
SoftBank Group Corp.(b)
400,000	6.000	07/30/25	423,000
Sprint Capital Corp.
150,000	6.875	11/15/28	154,875
Sprint Corp.
1,050,000	7.250	09/15/21	1,118,250
1,355,000	7.875	09/15/23	1,432,912
350,000	7.125	06/15/24	355,250
398,000	7.625 (b)	02/15/25	412,925
T-Mobile USA, Inc.(b)
300,000	6.000	04/15/24	318,000
1,100,000	6.375	03/01/25	1,170,125
340,000	4.750	02/01/28	340,850

			19,012,272

Trucking & Leasing(a) – 0.2%
DAE Funding LLC(b)
191,000	5.000	08/01/24	189,806
Fortress Transportation & Infrastructure Investors LLC(b)
370,000	6.750	03/15/22	387,112
Park Aerospace Holdings Ltd.
325,000	5.250	08/15/22	320,929
180,000	5.500	02/15/24	178,218

			1,076,065

TOTAL CORPORATE OBLIGATIONS (Cost $221,020,294)			$221,808,389

Bank Loans(j) – 15.1%
Aerospace & Defense – 0.3%
Engility Corp.
$201,750	7.250%	08/12/23	$ 203,643
Sequa Corp.
249,373	6.549	11/28/21	252,802
Sequa Mezzanine Holdings LLC
395,714	10.753	04/28/22	402,639
TransDigm, Inc.
(1M LIBOR + 2.750%)
498,750	4.323	05/14/22	502,945
(3M LIBOR + 2.750%)
222,938	4.323	08/22/24	224,672

			1,586,701

Airlines – 0.3%
American Airlines, Inc.
500,000	3.742	04/28/23	501,625
Delta Air Lines, Inc.(1M LIBOR + 2.500%)
831,349	4.056	10/18/18	835,414

			1,337,039

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (j) – (continued)
Automotive - Parts – 0.7%
Capital Automotive LP
$997,444	4.080%	03/24/24	$ 1,003,059
Evergreen Skills Lux S.a.r.l.
894,118	6.323	04/28/21	874,376
57,924	9.824	04/28/22	52,011
Gates Global LLC(3M LIBOR + 3.250%)
498,750	4.397	07/06/21	502,306
Jaguar Holding Company II
397,959	4.443	08/18/22	400,646
Navistar International Corp.(1M LIBOR + 3.500%)
500,000	5.060	11/01/24	503,960

			3,336,358

Building Materials – 0.4%
Forterra Finance LLC(1M LIBOR + 3.000%)
992,269	4.574	10/25/23	941,206
Quikrete Holdings, Inc.
968,805	4.323	11/15/23	973,426

			1,914,632

Chemicals – 0.2%
Univar, Inc.(1M LIBOR + 2.500%)
748,125	4.073	07/01/24	754,985

Commercial Services – 0.1%
Monitronics International, Inc.(3M LIBOR + 5.500%)
545,120	7.193	09/30/22	545,529

Consumer Cyclical Services - Business – 0.2%
Colorado Buyer, Inc.(3M LIBOR + 3.000%)
398,000	4.380	05/01/24	400,487
Prime Security Services Borrower LLC
398,997	4.323	05/02/22	402,365
Sabre, Inc.(1M LIBOR + 2.250%)
248,750	3.823	02/22/24	250,340

			1,053,192

Consumer Noncyclical – 0.1%
NeuStar, Inc.
250,000	9.397	08/08/25	250,313

Consumer Products - Household & Leisure – 0.3%
Diamond (BC) B.V.
750,000	4.654	09/06/24	746,250
Revlon Consumer Products Corp.
777,412	5.073	09/07/23	610,657

			1,356,907

Containers & Packaging – 0.1%
Berry Plastics Group, Inc.(3M LIBOR + 2.000%)
250,000	3.554	02/08/20	251,250

Diversified Financial Services – 0.1%
Medallion Midland Acquisition LLC
310,000	4.824	10/30/24	311,550

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (j) – (continued)
Diversified Financial Services – (continued)
Vantiv LLC
(1M LIBOR + 2.000%)(m)
$80,890		10/14/23	$ 81,383
(1M LIBOR + 2.000%)
97,503	3.588%	03/15/18	98,112

			491,045

Energy – 0.4%
Chief Exploration & Development LLC
970,000	7.959	05/16/21	966,363
FTS International, Inc.(1M LIBOR + 4.750%)
229,997	6.324	04/16/21	229,612
Gulf Finance LLC
129,880	6.950	08/25/23	118,353
Seadrill Partners Finco LLC
879,018	4.693	02/21/21	771,339

			2,085,667

Energy - Exploration & Production – 0.2%
Fieldwood Energy LLC
151,985	4.568	09/28/18	148,033
250,000	8.693	08/31/20	239,168
Murray Energy Corp.(3M LIBOR + 7.250%)
801,082	7.500	04/16/20	734,496

			1,121,697

Entertainment – 0.2%
Scientific Games International, Inc.
748,125	4.823	08/14/24	751,970

Environmental – 0.2%
Advanced Disposal Services, Inc.(1 Week LIBOR + 2.250%)
750,000	3.453	11/10/23	754,515

Finance Insurance – 0.2%
Alliant Holdings I, Inc.
494,933	4.817	08/12/22	498,338
Hub International Ltd.
487,373	4.000	10/02/20	490,584

			988,922

Financial Services – 0.1%
Walter Investment Management Corp.
709,215	7.573	12/18/20	705,542

Food & Beverage – 0.2%
US Foods, Inc.(1M LIBOR + 2.500%)
997,468	4.073	06/27/23	1,007,024

Food & Drug Retailers – 0.2%
Albertsons LLC
(1 mo. LIBOR + 2.750%)
216,409	4.323	08/25/21	215,056
629,159	4.317	06/22/23	624,768

			839,824

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (j) – (continued)
Gaming – 0.7%
Caesars Entertainment Operating Co., Inc.(1M LIBOR + 2.500%)
$250,000	2.500%	10/06/24	$ 251,563
Caesars Growth Properties Holdings LLC
1,000,000	2.750	12/22/24	1,011,630
CityCenter Holdings LLC(1M LIBOR + 2.500%)
497,500	4.073	04/18/24	501,107
Fantasy Springs Resort(h)
226,619	9.693	03/29/18	230,019
Mashantucket (Western) Pequot Tribe
1,527,907	9.698	06/30/20	1,455,331

			3,449,650

Health Care - Medical Products – 0.3%
Carestream Dental Equiment, Inc
349,125	4.943	09/01/24	349,125
Carestream Health, Inc.
155,382	5.693	06/07/19	155,684
193,550	10.193	12/07/19	190,889
Concordia Healthcare Corp.
495,194	5.823	10/21/21	425,867
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
129,185	4.945	06/08/20	127,570

			1,249,135

Health Care - Pharmaceuticals – 0.1%
Grifols Worldwide Operations USA, Inc.(1 Week LIBOR + 1.250%)
496,250	5.500	01/31/25	499,198
PharMerica Corp.
250,000	5.055	12/06/24	252,265

			751,463

Health Care - Services – 1.1%
Air Medical Group Holdings, Inc.
(3M LIBOR + 3.250%)
788,531	4.943	04/28/22	795,431
(3M LIBOR + 3.250%)
250,000	4.943	04/28/22	252,938
BPA Laboratories, Inc.
80,336	4.193	04/29/20	80,336
600,000	4.193	04/29/20	594,000
Change Healthcare Holdings, Inc.(1M LIBOR + 2.750%)
1,488,213	4.323	03/01/24	1,497,143
Community Health Systems, Inc.(3M LIBOR + 3.000%)
289,671	4.226	01/27/21	284,043
Envision Healthcare Corp.(1M LIBOR + 3.000%)
495,000	4.580	12/01/23	496,648
Parexel International Corp.(1M LIBOR + 2.750%)
498,750	4.323	09/27/24	502,366
Quorum Health Corp.
117,901	8.067	04/29/22	120,334
Radnet Management, Inc.
540,584	5.060	06/30/23	548,693

			5,171,932

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (j) – (continued)
Lodging – 0.2%
Hilton Worldwide Finance LLC(1 mo. LIBOR + 2.000%)
$497,494	3.561%	10/25/23	$ 500,966
Station Casinos LLC
500,000	4.070	06/08/23	502,645

			1,003,611

Machinery-Diversified – 0.2%
Gardner Denver, Inc.(3M LIBOR + 2.750%)
748,125	4.443	07/30/24	751,357

Media – 0.2%
CSC Holdings LLC(1M LIBOR + 2.250%)(m)
500,000		07/17/25	500,520
Sinclair Television Group, Inc.
484,613	3.900	03/29/18	486,886

			987,406

Media - Broadcasting & Radio – 1.1%
Communications Sales & Leasing, Inc.(1M LIBOR + 3.000%)
830,924	4.573	10/24/22	800,545
Cumulus Media Holdings, Inc.
1,593,469	4.830	12/23/20	1,367,642
iHeart Communications, Inc.
(3M LIBOR + 6.750%)
1,600,000	8.443	01/30/19	1,222,896
(3M LIBOR + 7.500%)
250,000	9.193	07/30/19	190,418
Meredith Corp.(m)
400,000		01/17/25	404,224
Nexstar Broadcasting, Inc.(1M LIBOR + 2.500%)
650,035	4.068	01/17/24	653,773
Radio One, Inc.(e)
540,646	5.700	04/18/23	533,888
Tribune Media Co.(1M LIBOR + 3.000%)
342,824	4.573	12/27/20	343,040

			5,516,426

Media - Cable – 0.3%
Charter Communications Operating LLC(3M LIBOR + 2.000%)
480,400	3.580	02/28/18	483,028
TierPoint LLC
293,607	5.323	05/06/24	295,074
Ziggo Secured Finance BV(1M LIBOR + 2.500%)
500,000	4.059	04/15/25	499,545

			1,277,647

Media - Non Cable – 0.8%
Advantage Sales & Marketing, Inc.(3M LIBOR + 3.250%)
243,090	4.628	07/23/21	240,052
Cengage Learning Acquisitions, Inc.(1M LIBOR + 4.250%)
1,827,712	5.250	06/07/23	1,771,967
Checkout Holding Corp.(1M LIBOR + 3.500%)
559,878	4.850	04/09/21	450,237
Houghton Mifflin Harcourt Publishing Co.
556,289	4.574	05/31/21	522,356

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (j) – (continued)
Media - Non Cable – (continued)
McGraw-Hill Global Education Holdings LLC(1M LIBOR + 4.000%)
$694,469	5.573%	05/04/22	$ 692,732
Mission Broadcasting, Inc.(1M LIBOR + 2.500%)
81,855	3.737	01/17/24	82,326

			3,759,670

Metals & Mining – 0.0%
Fairmount Santrol, Inc.
238,340	7.693	11/01/22	240,947

Noncaptive - Financial – 0.1%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.(1M LIBOR + 2.250%)
480,851	3.486	04/03/22	479,928

Oil Field Services – 0.3%
California Resources Corp.(m)
1,250,000		12/31/22	1,271,900

Packaging – 0.1%
Reynolds Group Holdings, Inc.(1M LIBOR + 2.750%)
741,259	4.323	02/05/23	746,648

Pipelines – 0.3%
BCP Renaissance Parent LLC
500,000	5.772	10/31/24	505,940
Traverse Midstream Partners LLC
747,196	5.850	09/27/24	756,222

			1,262,162

Real Estate – 0.2%
MGM Growth Properties LLC(1M LIBOR + 2.250%)
397,975	3.823	04/25/23	400,745
Realogy Corp.(m)
500,000		01/25/25	503,480

			904,225

Restaurants – 0.3%
1011778 B.C. Unlimited Liability Co.(1M LIBOR + 2.250%)
1,478,068	3.397	02/16/24	1,486,197

Retailers – 0.8%
Academy Ltd.(3M LIBOR + 4.000%)
709,875	5.024	07/01/22	569,675
BJ’s Wholesale Club, Inc.(6M LIBOR + 3.500%)
198,844	4.953	02/03/24	198,708
Dollar Tree, Inc.
850,000	4.250	07/06/22	856,375
General Nutrition Centers, Inc.
521,701	4.080	03/04/19	465,472
Petco Animal Supplies, Inc.
1,255,943	4.772	01/26/23	948,551
PetSmart, Inc.(1M LIBOR + 3.000%)
494,255	4.570	03/11/22	399,896
Serta Simmons Bedding LLC
696,984	5.195	11/08/23	681,741

			4,120,418

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (j) – (continued)
Services Cyclical - Business Services – 0.1%
Ceridian LLC
$234,677	5.067%	09/15/20	$ 235,909
Tempo Acquisition LLC(1M LIBOR + 3.000%)
497,500	4.232	05/01/24	499,679

			735,588

Software – 0.3%
BMC Software Finance, Inc.(1M LIBOR + 3.250%)
957,193	4.823	09/10/22	961,979
First Data Corp.(1M LIBOR + 2.250%)
492,523	3.563	04/26/24	496,010

			1,457,989

Technology - Software/Services – 1.4%
Almonde, Inc.(3M LIBOR + 7.250%)
373,666	8.729	06/13/25	375,814
Applied Systems, Inc.
92,903	8.693	09/19/25	96,097
Dell, Inc.
598,500	3.350	09/07/23	600,649
DigiCert, Inc.
250,000	6.522	10/31/24	254,000
Infoblox, Inc.
364,491	6.074	11/07/23	368,895
Infor (US), Inc.(3M LIBOR + 2.750%)
496,250	4.443	02/01/22	498,731
MA FinanceCo. LLC(1M LIBOR + 2.750%)
64,489	4.323	06/21/24	64,785
McAfee LLC
498,750	6.067	09/30/24	503,383
MModal, Inc.
392,228	9.522	01/31/20	389,286
Seattle SpinCo, Inc.(1M LIBOR + 2.750%)
435,511	4.323	06/21/24	437,506
Syniverse Holdings, Inc.
1,347,913	4.574	04/23/19	1,342,023
821,469	4.574	04/23/19	817,879
TIBCO Software, Inc.
497,487	5.070	12/04/20	500,288
Veritas Bermuda Ltd.
648,367	6.193	01/27/23	651,745

			6,901,081

Telecommunication Services – 0.4%
Frontier Communications Corp.(1M LIBOR + 2.750%)
391,697	7.000	06/15/24	383,538
Intelsat Jackson Holdings SA(3M LIBOR + 3.750%)
1,433,694	5.212	11/27/23	1,421,665

			1,805,203

Telecommunications - Internet & Data – 0.3%
Asurion LLC
(1M LIBOR + 3.000%)
97,286	4.573	11/03/23	98,015
(1M LIBOR + 3.000%)
900,000	4.574	11/03/23	928,125

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans (j) – (continued)
Telecommunications - Internet & Data – (continued)
Avaya, Inc.
	$500,000	6.309	12/15/24	$ 502,290

				1,528,430

Telecommunications - Satellites – 0.6%
CenturyLink, Inc.(1M LIBOR + 0.000%)
	1,163,956	2.750	01/31/25	1,145,775
Red Ventures LLC
	249,375	5.569	11/08/24	252,118
Sable International Finance Ltd.
	548,451	5.073	01/31/25	550,804
West Corp.
	378,442	5.573	10/10/24	382,464
Windstream Corp.(1M LIBOR + 4.000%)
	418,189	5.560	03/29/21	394,490

				2,725,651

Textiles – 0.0%
Nine West Holdings, Inc.
	314,719	6.954	01/08/20	123,788

Transportation – 0.1%
CEVA Group PLC
	54,585	6.500	03/19/21	52,938
CEVA Intercompany B.V.
	55,404	6.500	03/19/21	53,732
Ceva Logistics Canada ULC
	9,552	7.272	03/19/21	9,264
Ceva Logistics US Holdings, Inc.
	76,419	7.272	03/19/21	74,113
Syncreon Group Holdings B.V.
	99,086	6.022	10/28/20	87,196

				277,243

Utilities – 0.2%
TEX Operations Co. LLC
	150,212	4.064	08/04/23	151,312
	847,647	4.064	08/04/23	853,852

				1,005,164

Wireless Telecommunications – 0.1%
Sprint Communications, Inc.(1M LIBOR + 2.500%)
	744,997	4.125	02/02/24	746,547

TOTAL BANK LOANS (Cost $73,068,993)				$72,870,518

Structured Notes(a)(k) – 0.2%
Arab Republic of Egypt (Issuer ICBC Standard Bank PLC)
EGP	12,010,000	0.000%	06/14/18	$638,754
	8,000,000	0.000	07/12/18	420,199

TOTAL STRUCTURED NOTES (Cost $1,036,874)				$1,058,953

Shares	Description		Value
Common Stocks – 0.2%
Construction & Engineering(f) – 0.0%
1,462,311	Boart Longyear Ltd.		$ 12,962

Diversified Consumer Services – 0.0%
4,333	The Gymboree Corp.		73,661

Electric Utilities(h) – 0.1%
24,355	Te Holdcorp LLC/Te Holdcorp		219,197

Oil, Gas & Consumable Fuels(f) – 0.0%
3,768	Linn Energy, Inc.		148,836

Software(f) – 0.1%
28,134	Avaya Holdings Corp.		587,438

TOTAL COMMON STOCKS (Cost $959,383)			$ 1,042,094

Preferred Stock – 0.0%
Post Secondary Education – 0.0%
Te Holdcorp LLC/Te Holdcorp
69,439	0.000%		$ 69,439
(Cost $375,657)

Warrant(f) – 0.0%
Units	Description	Expiration Date	Value
Life Sciences Tools & Services(h) – 0.0%
Lion Holdings, Inc. Series A
$270	0.000%	04/29/24	$ —
Lion Holdings, Inc. Series B
430	0.000	04/29/24	—

			—

Oil, Gas & Consumable Fuels – 0.0%
Midstates Petroleum Co., Inc.
1,204	0.000	04/21/20	—

TOTAL WARRANT (Cost $—)			$ —

Shares	Description		Value
Exchange Traded Fund – 0.7%
39,126	iShares iBoxx $ High Yield Corporate Bond ETF (Cost $3,458,167)		$ 3,415,700

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $406,713,940)			$410,470,825

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(l) – 7.3%
Repurchase Agreements – 7.3%
Joint Repurchase Agreement Account II
$35,000,000	1.357%	02/01/18	$ 35,000,000
(Cost $35,000,000)

TOTAL INVESTMENTS – 92.3% (Cost $441,713,940)			$445,470,825

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.7%			37,140,473

NET ASSETS – 100.0%			$482,611,298

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $119,146,829, which represents approximately 24.7% of net assets as of January 31, 2018 and are unaudited.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate disclosed is that which is in effect on January 31, 2018.

(d)	Actual maturity date is 06/28/2117.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2018.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is 10/12/2110.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(i)	Pay-in-kind securities.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on January 31, 2018. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Joint repurchase agreement was entered into on January 31, 2018. Additional information appears in the Notes to the Schedule of Investments section.

(m)	This loan will settle after January 31, 2018, at which time the interest rate will be determined.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
OMR	— Omani Riyal
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
KLIBOR	— Kuala Lumpur Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MIBOR	— Mumbai Interbank Offered Rate
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA (London)	BRL	11,781,917	USD	3,552,237	$3,696,950	02/02/18	$144,716
	COP	8,456,164,130	USD	2,936,168	2,968,573	03/28/18	32,405
	CZK	42,658,092	USD	2,060,865	2,102,378	03/28/18	41,513
	EGP	3,854,711	USD	216,447	216,865	03/28/18	418
	EUR	1,713,308	NOK	16,429,297	2,135,418	03/28/18	276
	HUF	506,270,403	USD	2,013,290	2,032,509	03/28/18	19,219
	IDR	7,293,952,000	USD	544,000	544,418	03/28/18	418
	JPY	76,072,845	USD	690,000	699,150	03/28/18	9,150
	MXN	4,441,819	USD	223,000	236,954	03/15/18	13,954
	MXN	14,654,938	USD	779,000	780,044	03/28/18	1,044
	MYR	7,023,227	USD	1,765,292	1,794,508	03/28/18	29,216
	NOK	16,429,298	EUR	1,705,255	2,135,144	03/28/18	9,764
	PLN	10,694,128	USD	3,131,456	3,198,697	03/28/18	67,241
	RON	2,718,578	USD	714,255	726,030	03/28/18	11,774
	RUB	22,872,598	USD	400,851	403,960	03/28/18	3,108
	THB	79,296,905	USD	2,487,563	2,535,335	03/28/18	47,771
	TRY	4,587,583	USD	1,182,000	1,200,513	03/28/18	18,513
	USD	2,163,522	BRL	6,861,827	2,153,116	02/02/18	10,406
	USD	142,000	BRL	451,177	141,151	03/02/18	849
	USD	27,000	COP	76,701,600	26,926	03/28/18	74
	USD	589,000	INR	37,696,000	588,210	03/28/18	790
	USD	118,000	MXN	2,213,750	117,832	03/28/18	168
	USD	1,142,000	MYR	4,450,031	1,137,030	03/28/18	4,970
	USD	133,609	PEN	430,047	133,416	03/28/18	193
	USD	55,000	PLN	183,226	54,804	03/28/18	196
	USD	1,160,021	RUB	65,550,491	1,157,706	03/28/18	2,315

TOTAL							$470,461

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA (London)	ARS	8,875,052	USD	450,968	$439,467	03/28/18	$(11,501)
	BRL	6,861,827	USD	2,157,400	2,146,736	03/02/18	(10,664)
	CZK	1,861,546	USD	92,000	91,745	03/28/18	(255)
	IDR	25,652,008,686	USD	1,916,489	1,914,658	03/28/18	(1,831)
	JPY	261,304,914	USD	2,406,871	2,401,533	03/28/18	(5,338)
	PHP	7,434,772	USD	145,820	144,355	03/28/18	(1,465)
	PLN	3,726,124	EUR	896,000	1,114,513	03/28/18	(2,237)
	PLN	2,357,507	USD	711,456	705,149	03/28/18	(6,308)
	RUB	63,694,955	USD	1,126,000	1,124,935	03/28/18	(1,065)
	TRY	3,007,638	USD	788,000	787,061	03/28/18	(939)
	USD	1,122,189	AUD	1,406,589	1,133,223	03/28/18	(11,034)
	USD	1,529,034	BRL	4,920,090	1,543,835	02/02/18	(14,800)
	USD	1,684,506	CLP	1,019,075,378	1,689,122	03/28/18	(4,616)
	USD	1,702,874	CNH	10,829,755	1,716,829	02/28/18	(13,955)
	USD	89,842	EUR	76,000	94,681	03/22/18	(4,840)
	USD	221,950	HUF	58,971,287	236,423	03/08/18	(14,473)
	USD	1,665,300	ILS	5,702,623	1,672,014	03/28/18	(6,714)
	USD	1,114,000	INR	71,663,620	1,118,241	03/28/18	(4,241)
	USD	3,043,807	JPY	337,377,759	3,100,683	03/28/18	(56,876)
	USD	6,200,399	MXN	116,805,333	6,217,243	03/28/18	(16,846)
	USD	983,000	OMR	384,166	991,539	11/14/18	(8,539)
	USD	1,494,554	RUB	84,831,200	1,498,229	03/28/18	(3,675)
	USD	208,000	TRY	806,834	211,999	03/15/18	(3,999)
	USD	5,214,314	TRY	20,266,954	5,303,605	03/28/18	(89,293)
	USD	3,334,939	ZAR	40,889,104	3,421,983	03/28/18	(87,045)

TOTAL							$(382,549)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.S Treasury Notes	(25)	03/20/18	$(3,039,453)	$71,484

SWAP CONTRACTS — At January 31, 2018, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund(c)	Counterparty	Termination Date	Notional Amount (000s)		Value	Unrealized Appreciation/ (Depreciation)
6 Month MIBOR(b)	6.645%	BNP Paribas SA	05/11/22	INR	2,510	$144	$175
6 Month MIBOR(b)	6.163	BNP Paribas SA	07/17/22		36,000	(9,465)	(9,539)
6 Month MIBOR(b)	6.700	HSBC Bank PLC	02/24/22		87,930	10,567	13,568
6 Month MIBOR(b)	6.500	HSBC Bank PLC	11/17/22		103,203	(7,027)	(6,319)
3 Month KLIBOR(a)	3.952	MS & Co. PLC	01/11/23	MYR	6,778	6,645	6,078

TOTAL						$864	$3,963

(*)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made Quarterly
(b)	Payments made Semi-Annually
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2018.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)		Value	Unrealized Appreciation/ (Depreciation)
1 month Brazilian Interbank Deposit Average	9.320%	01/04/21	BRL	3,956	$19,827	$19,827
1 month Brazilian Interbank Deposit Average	9.345	01/04/21		3,687	19,108	19,108

TOTAL					38,935	$38,935

(*)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made at Maturity
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2018.

Abbreviation
MS & Co LLC	— Morgan Stanley & Co. LLC

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 93.8%
Australia – 5.4%
34,186	APA Group (Gas Utilities)	$ 221,313
82,915	Dexus (Equity Real Estate Investment Trusts (REITs))	636,482
404,850	Goodman Group (Equity Real Estate Investment Trusts (REITs))	2,641,877
109,538	Macquarie Atlas Roads Group (Transportation Infrastructure)	506,786
126,276	Scentre Group (Equity Real Estate Investment Trusts (REITs))	423,725
571,790	Spark Infrastructure Group (Electric Utilities)	1,065,353
317,092	Stockland (Equity Real Estate Investment Trusts (REITs))	1,081,544
108,189	Sydney Airport (Transportation Infrastructure)	593,677
338,664	The GPT Group (Equity Real Estate Investment Trusts (REITs))	1,372,742
266,170	Transurban Group (Transportation Infrastructure)	2,576,922
766,794	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	1,666,927

		12,787,348

Brazil – 0.2%
6,563	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Water Utilities)	74,425
60,100	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	380,105

		454,530

Canada – 6.4%
6,197	Boardwalk Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	224,200
17,776	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	522,586
36,902	Chartwell Retirement Residences (Health Care Providers & Services)	468,025
92,585	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,389,514

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
45,543	First Capital Realty, Inc. (Real Estate Management & Development)	$ 761,642
33,690	Fortis, Inc. (Electric Utilities)	1,190,380
38,536	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,084,334
50,413	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	1,718,550
57,700	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,130,076
74,285	TransCanada Corp. (Oil, Gas & Consumable Fuels)	3,420,130
15,700	Waste Connections, Inc. (Commercial Services & Supplies)	1,127,574

		15,037,011

China – 0.2%
76,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	115,224
49,737	ENN Energy Holding Ltd. (Gas Utilities)	384,281

		499,505

France – 6.9%
3,835	Aeroports de Paris (Transportation Infrastructure)	796,495
8,543	Carmila SA (Real Estate Management & Development)	261,452
60,897	Eutelsat Communications SA (Media)	1,340,334
20,741	Fonciere Des Regions (Equity Real Estate Investment Trusts (REITs))	2,279,722
147,911	Getlink SE (Transportation Infrastructure)	2,075,119
1,167	ICADE (Equity Real Estate Investment Trusts (REITs))	126,561
17,092	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	780,880
7,722	Mercialys SA (Equity Real Estate Investment Trusts (REITs))	175,638
12,696	Unibail-Rodamco SE (Equity Real Estate Investment Trusts (REITs))	3,255,062

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
49,217	Vinci SA (Construction & Engineering)	$ 5,319,313

		16,410,576

Germany – 2.6%
8,971	Ado Properties SA(a) (Real Estate Management & Development)	483,381
25,687	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	405,630
5,476	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	648,350
20,144	LEG Immobilien AG (Real Estate Management & Development)	2,273,366
15,250	TLG Immobilien AG (Real Estate Management & Development)	429,036
11,378	VIB Vermoegen AG (Real Estate Management & Development)	302,304
32,913	Vonovia SE (Real Estate Management & Development)	1,623,025

		6,165,092

Hong Kong – 6.0%
82,600	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	506,887
172,000	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	453,520
348,252	CK Asset Holding Ltd. (Real Estate Management & Development)	3,313,825
163,541	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,141,287
642,450	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,268,921
166,453	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,198,686
278,643	Link REIT (Equity Real Estate Investment Trusts (REITs))	2,466,109
395,082	New World Development Co. Ltd. (Real Estate Management & Development)	636,858
125,579	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,171,115
124,000	Swire Properties Ltd. (Real Estate Management & Development)	434,112
99,902	Wharf Real Estate Investment Co. Ltd.* (Real Estate Management & Development)	690,265

		14,281,585

Ireland – 0.6%
232,556	Green REIT PLC (Equity Real Estate Investment Trusts (REITs))	461,496

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
284,277	Hibernia REIT PLC (Equity Real Estate Investment Trusts (REITs))	$ 540,710
184,725	Irish Residential Properties REIT PLC (Equity Real Estate Investment Trusts (REITs))	344,018

		1,346,224

Italy – 1.3%
47,985	Atlantia SpA (Transportation Infrastructure)	1,588,286
288,221	Snam SpA (Oil, Gas & Consumable Fuels)	1,401,980
30,100	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	181,173

		3,171,439

Japan – 7.5%
80	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	356,509
18,818	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	745,354
10,700	East Japan Railway Co. (Road & Rail)	1,068,017
13,600	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	387,679
59,617	Hulic Co. Ltd. (Real Estate Management & Development)	757,941
1,398	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	648,114
13,000	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	505,046
346	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	256,402
80	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	411,102
166	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,045,592
325	Kenedix Retail REIT Corp. (Equity Real Estate Investment Trusts (REITs))	733,731
1,184	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	1,278,681
39,153	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	753,098

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
181,075	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	$ 4,768,760
60	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	321,517
684	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,055,196
42,995	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	1,658,766
37,160	Tokyo Gas Co. Ltd. (Gas Utilities)	886,662

		17,638,167

Luxembourg – 0.3%
43,685	SES SA (Media)	681,706

Mexico – 0.7%
159,600	GMexico Transportes SAB de CV*(a) (Road & Rail)	289,500
176,589	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	920,434
216,325	OHL Mexico SAB de CV (Transportation Infrastructure)	367,869

		1,577,803

Netherlands – 0.2%
5,314	Eurocommercial Properties NV (Equity Real Estate Investment Trusts (REITs))	250,577
7,073	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	319,277

		569,854

Singapore – 1.6%
342,792	Cache Logistics Trust (Equity Real Estate Investment Trusts (REITs))	226,037
460,358	CapitaLand Ltd. (Real Estate Management & Development)	1,344,088
760,700	Frasers Logistics & Industrial Trust (Equity Real Estate Investment Trusts (REITs))	661,075
664,477	Keppel REIT (Equity Real Estate Investment Trusts (REITs))	653,435

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
531,380	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	$ 837,007

		3,721,642

Spain – 2.8%
3,264	Aena SME SA(a) (Transportation Infrastructure)	710,750
21,385	Axiare Patrimonio SOCIMI SA (Equity Real Estate Investment Trusts (REITs))	466,758
22,270	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	601,262
77,692	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	680,032
127,283	Ferrovial SA (Construction & Engineering)	2,922,014
71,073	Iberdrola SA (Electric Utilities)	578,521
42,700	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	614,814

		6,574,151

Sweden – 0.9%
14,769	Atrium Ljungberg AB (Real Estate Management & Development)	243,981
19,533	Fabege AB (Real Estate Management & Development)	427,677
58,483	Hufvudstaden AB Class A (Real Estate Management & Development)	941,239
45,084	Kungsleden AB (Real Estate Management & Development)	319,369
10,279	Pandox AB (Hotels, Restaurants & Leisure)	193,060

		2,125,326

Switzerland – 0.2%
4,242	PSP Swiss Property AG (Real Estate Management & Development)	417,145

United Arab Emirates – 0.1%
13,462	DP World Ltd. (Transportation Infrastructure)	356,878

United Kingdom – 6.4%
36,951	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	455,133

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
4,350	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	$ 180,720
235,403	Empiric Student Property PLC (Equity Real Estate Investment Trusts (REITs))	293,532
53,793	Hammerson PLC (Equity Real Estate Investment Trusts (REITs))	376,806
166,806	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	2,374,823
287,826	National Grid PLC (Multi-Utilities)	3,297,956
64,521	NewRiver REIT PLC (Equity Real Estate Investment Trusts (REITs))	275,728
131,578	Pennon Group PLC (Water Utilities)	1,345,028
49,431	Segro PLC (Equity Real Estate Investment Trusts (REITs))	408,804
63,070	Severn Trent PLC (Water Utilities)	1,752,683
37,146	Shaftesbury PLC (Equity Real Estate Investment Trusts (REITs))	527,909
41,176	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	390,888
182,910	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	387,220
83,200	UNITE Group PLC (Equity Real Estate Investment Trusts (REITs))	941,508
176,358	United Utilities Group PLC (Water Utilities)	1,849,932
134,700	Warehouse REIT PLC* (Equity Real Estate Investment Trusts (REITs))	197,948

		15,056,618

United States – 43.5%
6,763	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	877,161
15,514	American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	547,024
28,444	American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,093,956
35,359	American Homes 4 Rent Class A (Equity Real Estate Investment Trusts (REITs))	735,114
24,072	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	3,555,434

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
14,955	American Water Works Co., Inc. (Water Utilities)	$ 1,243,807
22,180	Americold Realty Trust* (Equity Real Estate Investment Trusts (REITs))	405,450
41,200	Apartment Investment & Management Co. Class A (Equity Real Estate Investment Trusts (REITs))	1,723,808
6,304	Atmos Energy Corp. (Gas Utilities)	522,602
21,834	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	3,720,514
34,071	Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	611,234
62,700	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,017,621
13,437	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	1,163,107
47,613	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,692,991
18,398	Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	402,732
23,785	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	633,632
15,630	Consolidated Edison, Inc. (Multi-Utilities)	1,256,027
3,640	CoreSite Realty Corp. (Equity Real Estate Investment Trusts (REITs))	394,285
39,582	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	4,463,662
79,364	CubeSmart (Equity Real Estate Investment Trusts (REITs))	2,184,891
107,949	DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	1,269,480
24,656	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,760,239
56,488	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,491,848
17,756	Edison International (Electric Utilities)	1,110,283
22,881	Education Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	755,759
36,590	Empire State Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	715,335

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
17,357	Enbridge Energy Management LLC* (Oil, Gas & Consumable Fuels)	$ 237,791
4,485	EPR Properties (Equity Real Estate Investment Trusts (REITs))	264,884
17,357	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,498,256
25,171	Equity Residential (Equity Real Estate Investment Trusts (REITs))	1,550,785
14,430	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,743,144
27,157	First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	838,065
64,054	Forest City Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	1,503,347
44,429	Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,048,524
7,058	Genesee & Wyoming, Inc. Class A* (Road & Rail)	563,581
45,300	GGP, Inc. (Equity Real Estate Investment Trusts (REITs))	1,043,259
68,664	Healthcare Trust of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	1,895,813
9,688	Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	463,862
114,929	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,674,280
86,800	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	1,952,132
20,337	JBG SMITH Properties (Equity Real Estate Investment Trusts (REITs))	686,374
11,240	Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	801,637
174,442	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,136,467
41,240	MedEquities Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	450,341
66,866	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	874,607
22,555	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	632,893
10,833	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,033,143

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
2,503	NextEra Energy, Inc. (Electric Utilities)	$ 396,525
47,159	NiSource, Inc. (Multi-Utilities)	1,163,884
19,972	NRG Yield, Inc. Class C (Independent Power and Renewable Electricity Producers)	377,471
30,780	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,811,711
110,600	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,662,318
29,396	Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	849,838
21,246	Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	438,093
64,200	Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	716,472
30,859	PG&E Corp. (Electric Utilities)	1,309,347
45,405	Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	740,102
21,431	Piedmont Office Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	418,333
73,457	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	4,782,785
5,552	Public Storage (Equity Real Estate Investment Trusts (REITs))	1,086,860
6,442	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	342,650
6,430	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	404,511
30,607	Retail Properties of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	368,814
34,146	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	1,013,795
15,500	Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,186,525
8,808	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	1,536,996
8,268	SCANA Corp. (Multi-Utilities)	336,012
19,453	Sempra Energy (Multi-Utilities)	2,081,860

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
29,852	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 4,876,921
37,317	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	944,867
52,835	Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	890,270
29,628	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,422,144
5,583	Taubman Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	344,192
14,159	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	914,247
98,941	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,105,758
4,072	Union Pacific Corp. (Road & Rail)	543,612
10,650	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	596,081
46,741	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	2,803,058

		102,707,233

TOTAL COMMON STOCKS (Cost $200,634,554)		$ 221,579,833

Preferred Stocks – 0.2%
Brazil – 0.2%
11,800	Cia de Transmissao de Energia Eletrica Paulista (Electric Utilities)	$ 249,074
57,000	Cia Energetica de Sao Paulo (Independent Power and Renewable Electricity Producers)	275,518

TOTAL PREFERRED STOCKS (Cost $486,673)		$ 524,592

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.2%
Joint Repurchase Agreement Account II
$ 5,300,000	1.357%	02/01/18	$ 5,300,000
(Cost $5,300,000)

TOTAL INVESTMENTS – 96.2% (Cost $206,421,227)			$ 227,404,425

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.8%			8,946,364

NET ASSETS – 100.0%			$ 236,350,789

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,084,893, which represents approximately 0.9% of net assets as of January 31, 2018. The liquidity determination is unaudited.

(b)	Joint repurchase agreement was entered into on January 31, 2018. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in exchange-traded funds (“ETFs”) are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2018:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,283,125	$2,680,096	$—
Asia	27,672,180	84,381,537	—
Australia and Oceania	115,682	6,055,777	—
Europe	25,958,959	100,933,553	—
North America	247,694,304	1,198,230	—
South America	5,304,997	3,332,940	—
Short-term Investments	—	21,000,000	—
Total	$308,029,247	$219,582,133	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$27,089	$—
Futures Contracts	107,237	—	—
Total	$107,237	$27,089	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(4,222,718)	$—

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Debt Obligations	$—	$110,205,732	$—
Corporate Obligations	—	221,808,389	—
Bank Loans	—	72,106,611	763,907
Structured Notes	—	1,058,953	—
Common Stock and/or Other Equity Investments(a)
North America	749,236	143,100	219,197
Exchange Traded Fund	3,415,700	—	—
Short-term Investments	—	35,000,000	—
Total	$4,164,936	$440,322,785	$983,104

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$470,461	$—
Futures Contracts	71,484	—	—
Interest Rate Swap Contracts	—	58,756	—
Total	$71,484	$529,217	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(382,549)	$—
Interest Rate Swap Contracts	—	(15,858)	—
Total	$—	$(398,407)	$—

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,970,616	$31,527,161	$—
Australia and Oceania	—	12,787,348	—
Europe	8,453,292	44,064,839	—
North America	119,322,047	—	—
South America	454,530	524,592	—
Short-term Investments	—	5,300,000	—
Total	$133,200,485	$94,203,940	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2018, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Multi-Manager Global Equity	$20,800,000	$20,800,784	$21,240,559
Multi-Manager Non-Core Fixed Income	35,000,000	35,001,319	35,741,326
Multi-Manager Real Asset Strategies	5,300,000	5,300,200	5,412,258

REPURCHASE AGREEMENTS — At January 31, 2018, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy
Citigroup Global Markets, Inc.	1.340%	$3,033,544	$5,104,521	$772,970
Merrill Lynch & Co., Inc.	1.360	17,766,456	29,895,479	4,527,030
TOTAL		$20,800,000	$35,000,000	$5,300,000

At January 31, 2018, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	3.170%	06/29/32
Federal Home Loan Banks	1.530 to 1.535	12/06/19 to 12/26/19
Federal Home Loan Mortgage Corp.	2.500 to 6.000	09/01/35 to 12/01/47
Federal National Mortgage Association	3.000 to 6.500	01/01/26 to 03/01/47
Government National Mortgage Association	2.500 to 8.500	11/15/21 to 01/20/48
United States Treasury Notes	3.625 to 4.375	05/15/40 to 08/15/43

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Multi-Manager Real Assets Strategy Fund concentrates its investments in the real estate group of industries, which has historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Non-Diversification Risk — The Multi-Manager Non-Core Fixed Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 29, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 29, 2018

*	Print the name and title of each signing officer under his or her signature.